Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 07/15/24	89,248,240	86,635,173
0.13%, 10/15/24	79,608,053	77,006,067
0.25%, 01/15/25	81,614,197	78,629,886
2.38%, 01/15/25	55,629,373	55,449,551
0.13%, 04/15/25	65,215,630	62,466,256
0.38%, 07/15/25	89,498,675	86,312,776
0.13%, 10/15/25	79,342,764	75,850,904
0.63%, 01/15/26	75,350,241	72,612,781
2.00%, 01/15/26	35,906,490	35,841,094
0.13%, 04/15/26	61,281,537	58,017,899
0.13%, 07/15/26	75,101,626	71,219,263
0.13%, 10/15/26	84,809,165	80,174,511
0.38%, 01/15/27	69,936,074	66,355,448
2.38%, 01/15/27	34,715,657	35,325,476
0.13%, 04/15/27	86,633,766	81,135,911
0.38%, 07/15/27	77,104,596	73,143,140
1.63%, 10/15/27	86,876,604	86,699,189
0.50%, 01/15/28	78,739,802	74,524,540
1.75%, 01/15/28	32,636,052	32,682,912
1.25%, 04/15/28	45,035,611	44,144,387
3.63%, 04/15/28	33,414,619	36,364,600
0.75%, 07/15/28	68,546,794	65,779,445
0.88%, 01/15/29	58,791,639	56,452,466
2.50%, 01/15/29	30,135,779	31,498,299
3.88%, 04/15/29	38,764,127	43,521,151
0.25%, 07/15/29	69,461,682	64,337,236
0.13%, 01/15/30	78,462,552	71,432,837
0.13%, 07/15/30	86,882,991	78,963,503
0.13%, 01/15/31	89,926,409	81,067,480
0.13%, 07/15/31	91,899,071	82,601,735
0.13%, 01/15/32	100,292,819	89,493,210
3.38%, 04/15/32	13,961,825	16,116,745
0.63%, 07/15/32	104,091,720	96,951,213
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 01/15/33	101,568,020	98,575,638
2.13%, 02/15/40	18,271,504	19,707,884
2.13%, 02/15/41	26,340,877	28,446,078
0.75%, 02/15/42	42,697,390	36,377,405
0.63%, 02/15/43	33,529,464	27,558,870
1.38%, 02/15/44	46,116,669	43,520,889
0.75%, 02/15/45	50,759,813	42,052,539
1.00%, 02/15/46	26,133,465	22,742,127
0.88%, 02/15/47	32,033,867	26,918,040
1.00%, 02/15/48	23,287,224	20,079,022
1.00%, 02/15/49	21,812,553	18,764,997
0.25%, 02/15/50	32,968,701	23,041,586
0.13%, 02/15/51	33,183,557	22,084,548
0.13%, 02/15/52	38,469,575	25,509,394
1.50%, 02/15/53	19,486,720	18,977,752
Total Treasuries (Cost $2,886,943,123)		2,623,163,853

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (a)	662,354	662,354
Total Short-Term Investments (Cost $662,354)		662,354
Total Investments in Securities (Cost $2,887,605,477)		2,623,826,207

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,623,163,853	$—	$2,623,163,853
Short-Term Investments[1]	662,354	—	—	662,354
Total	$662,354	$2,623,163,853	$—	$2,623,826,207

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.4% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.6%
Ally Financial, Inc.
5.13%, 09/30/24	150,000	146,309
5.80%, 05/01/25 (a)	150,000	148,862
4.75%, 06/09/27 (a)	150,000	140,261
2.20%, 11/02/28 (a)	150,000	119,906
8.00%, 11/01/31	450,000	469,026
American Express Co.
2.50%, 07/30/24 (a)	350,000	338,681
3.00%, 10/30/24 (a)	450,000	435,208
2.25%, 03/04/25 (a)	300,000	285,117
3.95%, 08/01/25 (a)	400,000	390,672
4.20%, 11/06/25 (a)	150,000	146,918
4.90%, 02/13/26 (a)	200,000	199,906
3.13%, 05/20/26 (a)	150,000	143,120
1.65%, 11/04/26 (a)	250,000	224,550
2.55%, 03/04/27 (a)	250,000	229,733
3.30%, 05/03/27 (a)	450,000	425,025
5.85%, 11/05/27 (a)	250,000	259,845
4.99%, 05/26/33 (a)(b)	200,000	193,668
4.42%, 08/03/33 (a)(b)	250,000	236,875
5.04%, 05/01/34 (a)(b)	200,000	197,596
4.05%, 12/03/42	150,000	130,364
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	243,382
5.09%, 12/08/25	250,000	250,497
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	181,216
6.14%, 09/14/28 (a)(b)	200,000	202,644
Banco Santander S.A.
2.71%, 06/27/24	400,000	386,880
3.50%, 03/24/25	200,000	193,034
2.75%, 05/28/25	200,000	187,774
5.15%, 08/18/25	400,000	395,556
5.18%, 11/19/25	200,000	196,454
1.85%, 03/25/26	200,000	180,078
4.25%, 04/11/27	200,000	191,104
5.29%, 08/18/27	200,000	197,674
1.72%, 09/14/27 (a)(b)	200,000	174,900
3.80%, 02/23/28	200,000	184,820
4.18%, 03/24/28 (a)(b)	200,000	188,430
4.38%, 04/12/28	200,000	191,324
3.31%, 06/27/29	200,000	180,592
3.49%, 05/28/30	200,000	175,644
2.75%, 12/03/30	200,000	156,682
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.96%, 03/25/31	200,000	166,720
3.23%, 11/22/32 (a)(b)	200,000	158,276
Bank of America Corp.
4.20%, 08/26/24	650,000	639,528
4.00%, 01/22/25	450,000	439,902
3.95%, 04/21/25	450,000	438,795
3.88%, 08/01/25	350,000	341,789
0.98%, 09/25/25 (a)(b)	400,000	375,104
3.09%, 10/01/25 (a)(b)	250,000	241,077
2.46%, 10/22/25 (a)(b)	350,000	333,977
1.53%, 12/06/25 (a)(b)	350,000	328,314
3.37%, 01/23/26 (a)(b)	450,000	432,643
2.02%, 02/13/26 (a)(b)	250,000	234,603
4.45%, 03/03/26	300,000	294,048
3.38%, 04/02/26 (a)(b)	500,000	481,360
3.50%, 04/19/26	500,000	482,255
1.32%, 06/19/26 (a)(b)	600,000	550,992
4.83%, 07/22/26 (a)(b)	400,000	395,688
6.22%, 09/15/26	150,000	155,027
4.25%, 10/22/26	250,000	241,870
1.20%, 10/24/26 (a)(b)	400,000	361,112
5.08%, 01/20/27 (a)(b)	500,000	496,430
1.66%, 03/11/27 (a)(b)	500,000	451,940
3.56%, 04/23/27 (a)(b)	450,000	427,126
1.73%, 07/22/27 (a)(b)	1,000,000	892,200
3.25%, 10/21/27 (a)	500,000	468,695
4.18%, 11/25/27 (a)	350,000	335,933
3.82%, 01/20/28 (a)(b)	400,000	378,940
2.55%, 02/04/28 (a)(b)	450,000	407,812
3.71%, 04/24/28 (a)(b)	350,000	329,549
4.38%, 04/27/28 (a)(b)	400,000	387,024
3.59%, 07/21/28 (a)(b)	400,000	373,464
4.95%, 07/22/28 (a)(b)	500,000	494,885
6.20%, 11/10/28 (a)(b)	300,000	310,737
3.42%, 12/20/28 (a)(b)	1,000,000	921,230
3.97%, 03/05/29 (a)(b)	400,000	377,684
5.20%, 04/25/29 (a)(b)	500,000	498,875
2.09%, 06/14/29 (a)(b)	500,000	428,850
4.27%, 07/23/29 (a)(b)	550,000	523,495
3.97%, 02/07/30 (a)(b)	500,000	464,700
3.19%, 07/23/30 (a)(b)	450,000	397,467
2.88%, 10/22/30 (a)(b)	350,000	302,218
2.50%, 02/13/31 (a)(b)	650,000	545,909
2.59%, 04/29/31 (a)(b)	500,000	420,225
1.90%, 07/23/31 (a)(b)	450,000	358,362
1.92%, 10/24/31 (a)(b)	450,000	356,332
2.65%, 03/11/32 (a)(b)	400,000	331,004
2.69%, 04/22/32 (a)(b)	800,000	661,864
2.30%, 07/21/32 (a)(b)	650,000	518,680
2.57%, 10/20/32 (a)(b)	600,000	487,566
2.97%, 02/04/33 (a)(b)	650,000	542,347

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.57%, 04/27/33 (a)(b)	750,000	706,680
5.02%, 07/22/33 (a)(b)	750,000	733,200
5.29%, 04/25/34 (a)(b)	750,000	746,002
2.48%, 09/21/36 (a)(b)	400,000	303,668
6.11%, 01/29/37	350,000	366,138
3.85%, 03/08/37 (a)(b)	425,000	363,294
4.24%, 04/24/38 (a)(b)	350,000	308,836
7.75%, 05/14/38	320,000	380,474
4.08%, 04/23/40 (a)(b)	300,000	253,215
2.68%, 06/19/41 (a)(b)	900,000	620,757
5.88%, 02/07/42	150,000	157,889
3.31%, 04/22/42 (a)(b)	600,000	450,546
5.00%, 01/21/44	350,000	331,271
4.88%, 04/01/44	100,000	93,839
4.75%, 04/21/45	100,000	90,967
4.44%, 01/20/48 (a)(b)	350,000	302,998
3.95%, 01/23/49 (a)(b)	200,000	159,066
4.33%, 03/15/50 (a)(b)	500,000	422,175
4.08%, 03/20/51 (a)(b)	1,000,000	804,630
2.83%, 10/24/51 (a)(b)	150,000	96,033
3.48%, 03/13/52 (a)(b)	200,000	146,364
2.97%, 07/21/52 (a)(b)	350,000	233,380
Bank of America NA
6.00%, 10/15/36	168,000	180,150
Bank of Montreal
2.50%, 06/28/24	200,000	193,560
0.63%, 07/09/24	250,000	236,780
4.25%, 09/14/24	300,000	295,269
1.50%, 01/10/25	275,000	258,844
1.85%, 05/01/25	350,000	328,408
3.70%, 06/07/25	250,000	242,475
1.25%, 09/15/26	250,000	221,098
0.95%, 01/22/27 (a)(b)	200,000	179,462
2.65%, 03/08/27	250,000	230,808
4.70%, 09/14/27 (a)	200,000	197,398
5.20%, 02/01/28 (a)	250,000	251,115
3.80%, 12/15/32 (a)(b)	200,000	179,108
3.09%, 01/10/37 (a)(b)	200,000	158,328
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	85,274
5.13%, 06/11/30 (a)	100,000	69,194
Barclays PLC
4.38%, 09/11/24	200,000	195,348
3.65%, 03/16/25	350,000	336,231
4.38%, 01/12/26	500,000	483,730
2.85%, 05/07/26 (a)(b)	350,000	329,556
5.20%, 05/12/26	300,000	291,510
5.30%, 08/09/26 (a)(b)	250,000	246,525
7.33%, 11/02/26 (a)(b)	250,000	259,387
5.83%, 05/09/27 (a)(b)	400,000	399,344
2.28%, 11/24/27 (a)(b)	200,000	177,938
4.34%, 01/10/28 (a)	200,000	190,086
4.84%, 05/09/28 (a)	250,000	231,680
5.50%, 08/09/28 (a)(b)	300,000	295,662
7.39%, 11/02/28 (a)(b)	250,000	264,025
4.97%, 05/16/29 (a)(b)	250,000	239,250
5.09%, 06/20/30 (a)(b)	300,000	279,234
2.65%, 06/24/31 (a)(b)	300,000	243,546
2.67%, 03/10/32 (a)(b)	200,000	159,252
2.89%, 11/24/32 (a)(b)	250,000	197,473
5.75%, 08/09/33 (a)(b)	200,000	195,026
7.44%, 11/02/33 (a)(b)	350,000	382,109
6.22%, 05/09/34 (a)(b)	400,000	404,064
3.56%, 09/23/35 (a)(b)	150,000	119,072
3.81%, 03/10/42 (a)(b)	200,000	143,732
3.33%, 11/24/42 (a)(b)	200,000	140,146
5.25%, 08/17/45	200,000	186,104
4.95%, 01/10/47	200,000	176,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,524
BPCE S.A.
3.38%, 12/02/26	250,000	234,868
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	45,442
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	200,000	190,246
3.30%, 04/07/25	250,000	240,807
3.95%, 08/04/25	250,000	242,542
0.95%, 10/23/25	200,000	180,932
1.25%, 06/22/26	150,000	133,530
3.45%, 04/07/27	200,000	189,248
3.60%, 04/07/32 (a)	200,000	180,626
Capital One Financial Corp.
3.30%, 10/30/24 (a)	300,000	289,110
3.20%, 02/05/25 (a)	250,000	238,792
4.20%, 10/29/25 (a)	250,000	237,642
2.64%, 03/03/26 (a)(b)	250,000	234,360
4.99%, 07/24/26 (a)(b)	250,000	245,162
3.75%, 07/28/26 (a)	250,000	234,203
3.75%, 03/09/27 (a)	300,000	281,715
3.65%, 05/11/27 (a)	250,000	234,473
1.88%, 11/02/27 (a)(b)	225,000	194,558
3.80%, 01/31/28 (a)	200,000	185,726
4.93%, 05/10/28 (a)(b)	300,000	288,696
2.36%, 07/29/32 (a)(b)	150,000	107,303
2.62%, 11/02/32 (a)(b)	200,000	153,336
5.27%, 05/10/33 (a)(b)	200,000	191,394
5.82%, 02/01/34 (a)(b)	250,000	242,990
Capital One NA
2.28%, 01/28/26 (a)(b)	100,000	93,708
Citigroup, Inc.
3.75%, 06/16/24	100,000	98,093
4.00%, 08/05/24	150,000	147,803
3.88%, 03/26/25	150,000	145,790
3.30%, 04/27/25	300,000	291,276
4.40%, 06/10/25	300,000	293,013
5.50%, 09/13/25	324,000	324,262
1.28%, 11/03/25 (a)(b)	250,000	235,308
3.70%, 01/12/26	200,000	193,504
2.01%, 01/25/26 (a)(b)	400,000	376,456
4.60%, 03/09/26	345,000	336,399
3.29%, 03/17/26 (a)(b)	300,000	288,825
3.11%, 04/08/26 (a)(b)	700,000	671,433
3.40%, 05/01/26	250,000	239,582
5.61%, 09/29/26 (a)(b)	500,000	502,985
3.20%, 10/21/26 (a)	600,000	564,120
4.30%, 11/20/26	150,000	144,737
1.12%, 01/28/27 (a)(b)	500,000	447,415
1.46%, 06/09/27 (a)(b)	550,000	490,594
4.45%, 09/29/27	680,000	653,881
3.89%, 01/10/28 (a)(b)	500,000	476,160
3.07%, 02/24/28 (a)(b)	500,000	463,745
4.66%, 05/24/28 (a)(b)	300,000	295,476
3.67%, 07/24/28 (a)(b)	500,000	470,450
4.13%, 07/25/28	350,000	328,902
3.52%, 10/27/28 (a)(b)	400,000	372,544
4.08%, 04/23/29 (a)(b)	300,000	283,737
3.98%, 03/20/30 (a)(b)	450,000	417,685
2.98%, 11/05/30 (a)(b)	400,000	347,072
2.67%, 01/29/31 (a)(b)	400,000	340,184
4.41%, 03/31/31 (a)(b)	700,000	662,578
2.57%, 06/03/31 (a)(b)	650,000	544,908
2.56%, 05/01/32 (a)(b)	500,000	410,775
6.63%, 06/15/32	200,000	211,362
2.52%, 11/03/32 (a)(b)	300,000	242,388

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.06%, 01/25/33 (a)(b)	600,000	504,306
5.88%, 02/22/33	100,000	101,637
3.79%, 03/17/33 (a)(b)	500,000	443,900
4.91%, 05/24/33 (a)(b)	475,000	461,529
6.27%, 11/17/33 (a)(b)	500,000	534,770
6.13%, 08/25/36	100,000	102,428
3.88%, 01/24/39 (a)(b)	200,000	167,906
8.13%, 07/15/39	320,000	406,787
5.32%, 03/26/41 (a)(b)	200,000	194,114
5.88%, 01/30/42	130,000	135,877
2.90%, 11/03/42 (a)(b)	200,000	140,806
6.68%, 09/13/43	200,000	212,926
5.30%, 05/06/44	150,000	137,298
4.65%, 07/30/45	180,000	159,109
4.75%, 05/18/46	330,000	278,576
4.28%, 04/24/48 (a)(b)	150,000	127,001
4.65%, 07/23/48 (a)	450,000	400,612
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	227,595
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	131,145
3.25%, 04/30/30 (a)	250,000	204,430
2.64%, 09/30/32 (a)	150,000	104,025
5.64%, 05/21/37 (a)(b)	100,000	84,235
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	201,505
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	250,500
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	235,410
5.00%, 01/13/25	250,000	249,400
3.38%, 05/21/25	250,000	241,590
4.38%, 08/04/25	241,000	234,242
3.75%, 07/21/26	300,000	282,318
5.25%, 05/24/41	200,000	208,666
5.75%, 12/01/43	250,000	250,090
5.25%, 08/04/45	250,000	232,843
Credit Suisse AG
3.63%, 09/09/24	400,000	383,556
7.95%, 01/09/25	250,000	253,622
3.70%, 02/21/25	300,000	285,177
2.95%, 04/09/25	250,000	234,385
1.25%, 08/07/26	250,000	214,668
5.00%, 07/09/27	250,000	242,182
7.50%, 02/15/28	400,000	425,432
Credit Suisse Group AG
3.75%, 03/26/25	500,000	471,850
4.55%, 04/17/26	250,000	236,298
4.88%, 05/15/45	250,000	212,500
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	166,368
Deutsche Bank AG
4.50%, 04/01/25	250,000	234,050
3.96%, 11/26/25 (a)(b)	350,000	333,175
4.10%, 01/13/26	250,000	235,388
1.69%, 03/19/26	200,000	179,796
6.12%, 07/14/26 (a)(b)	200,000	197,436
2.13%, 11/24/26 (a)(b)	350,000	310,173
2.31%, 11/16/27 (a)(b)	400,000	344,528
2.55%, 01/07/28 (a)(b)	250,000	217,963
3.55%, 09/18/31 (a)(b)	350,000	291,760
3.73%, 01/14/32 (a)(b)	200,000	150,290
3.04%, 05/28/32 (a)(b)	150,000	119,055
4.88%, 12/01/32 (a)(b)	200,000	167,686
3.74%, 01/07/33 (a)(b)	200,000	145,788
7.08%, 02/10/34 (a)(b)	200,000	183,094
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
3.45%, 07/27/26 (a)	250,000	229,838
4.65%, 09/13/28 (a)	250,000	232,710
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	95,667
4.50%, 01/30/26 (a)	100,000	96,968
4.10%, 02/09/27 (a)	150,000	140,007
6.70%, 11/29/32 (a)	150,000	155,760
Fifth Third Bancorp
2.38%, 01/28/25 (a)	200,000	186,128
2.55%, 05/05/27 (a)	150,000	132,089
1.71%, 11/01/27 (a)(b)	150,000	128,795
3.95%, 03/14/28 (a)	150,000	137,076
6.36%, 10/27/28 (a)(b)	200,000	201,214
4.77%, 07/28/30 (a)(b)	200,000	186,960
8.25%, 03/01/38	200,000	225,902
Fifth Third Bank NA
5.85%, 10/27/25 (a)(b)	250,000	244,442
3.85%, 03/15/26 (a)	200,000	182,342
2.25%, 02/01/27 (a)	250,000	221,160
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	91,028
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	212,880
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	46,269
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	99,399
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	152,504
HSBC Bank USA NA
5.88%, 11/01/34	250,000	248,505
HSBC Holdings PLC
4.25%, 08/18/25	200,000	193,464
2.63%, 11/07/25 (a)(b)	400,000	380,744
4.18%, 12/09/25 (a)(b)	200,000	195,962
4.30%, 03/08/26	600,000	586,302
3.00%, 03/10/26 (a)(b)	400,000	380,280
1.65%, 04/18/26 (a)(b)	425,000	392,649
3.90%, 05/25/26	450,000	434,043
2.10%, 06/04/26 (a)(b)	300,000	278,889
4.29%, 09/12/26 (a)(b)	400,000	386,920
7.34%, 11/03/26 (a)(b)	300,000	312,804
4.38%, 11/23/26	309,000	296,782
1.59%, 05/24/27 (a)(b)	350,000	310,852
2.25%, 11/22/27 (a)(b)	400,000	356,296
4.04%, 03/13/28 (a)(b)	400,000	377,768
4.76%, 06/09/28 (a)(b)	450,000	436,725
5.21%, 08/11/28 (a)(b)	400,000	395,348
2.01%, 09/22/28 (a)(b)	350,000	303,156
7.39%, 11/03/28 (a)(b)	400,000	427,560
6.16%, 03/09/29 (a)(b)	250,000	254,950
4.58%, 06/19/29 (a)(b)	600,000	569,502
2.21%, 08/17/29 (a)(b)	400,000	337,620
4.95%, 03/31/30	400,000	391,416
3.97%, 05/22/30 (a)(b)	450,000	411,102
2.85%, 06/04/31 (a)(b)	250,000	209,100
2.36%, 08/18/31 (a)(b)	250,000	201,235
7.63%, 05/17/32	200,000	215,080
2.80%, 05/24/32 (a)(b)	500,000	406,555
2.87%, 11/22/32 (a)(b)	350,000	283,850
4.76%, 03/29/33 (a)(b)	200,000	181,156
5.40%, 08/11/33 (a)(b)	450,000	441,112
8.11%, 11/03/33 (a)(b)	200,000	222,930
6.25%, 03/09/34 (a)(b)	400,000	412,144
6.50%, 05/02/36	400,000	410,570
6.50%, 09/15/37	405,000	414,347

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.80%, 06/01/38	400,000	416,364
6.10%, 01/14/42	200,000	211,460
6.33%, 03/09/44 (a)(b)	400,000	414,648
5.25%, 03/14/44	200,000	180,030
HSBC USA, Inc.
3.50%, 06/23/24	150,000	146,478
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	189,446
4.44%, 08/04/28 (a)(b)	200,000	186,208
2.55%, 02/04/30 (a)	150,000	119,546
2.49%, 08/15/36 (a)(b)	250,000	174,795
ING Groep N.V.
3.95%, 03/29/27	200,000	190,932
1.73%, 04/01/27 (a)(b)	300,000	269,409
4.02%, 03/28/28 (a)(b)	250,000	237,228
4.55%, 10/02/28	300,000	291,435
4.05%, 04/09/29	200,000	188,720
2.73%, 04/01/32 (a)(b)	200,000	165,894
4.25%, 03/28/33 (a)(b)	200,000	183,390
JPMorgan Chase & Co.
3.88%, 09/10/24	500,000	490,610
3.13%, 01/23/25 (a)	395,000	383,509
0.82%, 06/01/25 (a)(b)	400,000	380,380
3.85%, 06/14/25 (a)(b)	400,000	392,280
0.97%, 06/23/25 (a)(b)	350,000	332,811
3.90%, 07/15/25 (a)	450,000	442,363
0.77%, 08/09/25 (a)(b)	250,000	235,290
2.30%, 10/15/25 (a)(b)	300,000	286,869
1.56%, 12/10/25 (a)(b)	450,000	422,329
5.55%, 12/15/25 (a)(b)	550,000	550,814
2.60%, 02/24/26 (a)(b)	300,000	285,747
2.01%, 03/13/26 (a)(b)	400,000	376,560
3.30%, 04/01/26 (a)	435,000	418,544
2.08%, 04/22/26 (a)(b)	700,000	658,756
4.08%, 04/26/26 (a)(b)	500,000	489,870
3.20%, 06/15/26 (a)	250,000	238,507
2.95%, 10/01/26 (a)	550,000	519,024
7.63%, 10/15/26	150,000	161,970
1.05%, 11/19/26 (a)(b)	550,000	495,819
4.13%, 12/15/26	250,000	244,817
3.96%, 01/29/27 (a)(b)	300,000	290,271
1.04%, 02/04/27 (a)(b)	350,000	313,099
1.58%, 04/22/27 (a)(b)	625,000	561,787
8.00%, 04/29/27	150,000	166,377
1.47%, 09/22/27 (a)(b)	550,000	487,696
4.25%, 10/01/27	250,000	244,300
3.63%, 12/01/27 (a)	150,000	142,143
3.78%, 02/01/28 (a)(b)	500,000	476,220
2.95%, 02/24/28 (a)(b)	350,000	324,065
4.32%, 04/26/28 (a)(b)	500,000	486,985
3.54%, 05/01/28 (a)(b)	450,000	425,173
2.18%, 06/01/28 (a)(b)	300,000	268,047
4.85%, 07/25/28 (a)(b)	500,000	497,955
3.51%, 01/23/29 (a)(b)	450,000	419,863
4.01%, 04/23/29 (a)(b)	300,000	285,084
2.07%, 06/01/29 (a)(b)	350,000	302,960
4.20%, 07/23/29 (a)(b)	450,000	431,379
4.45%, 12/05/29 (a)(b)	450,000	434,803
3.70%, 05/06/30 (a)(b)	450,000	416,362
4.57%, 06/14/30 (a)(b)	400,000	387,628
8.75%, 09/01/30	50,000	60,815
2.74%, 10/15/30 (a)(b)	650,000	564,284
4.49%, 03/24/31 (a)(b)	550,000	531,377
2.52%, 04/22/31 (a)(b)	500,000	425,195
2.96%, 05/13/31 (a)(b)	500,000	427,900
1.76%, 11/19/31 (a)(b)	250,000	197,685
1.95%, 02/04/32 (a)(b)	550,000	438,366
2.58%, 04/22/32 (a)(b)	575,000	479,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 11/08/32 (a)(b)	600,000	492,534
2.96%, 01/25/33 (a)(b)	500,000	423,580
4.59%, 04/26/33 (a)(b)	450,000	431,046
4.91%, 07/25/33 (a)(b)	800,000	784,632
5.72%, 09/14/33 (a)(b)	600,000	606,738
6.40%, 05/15/38	450,000	502,987
3.88%, 07/24/38 (a)(b)	400,000	344,372
5.50%, 10/15/40	230,000	233,809
3.11%, 04/22/41 (a)(b)	250,000	187,093
5.60%, 07/15/41	350,000	363,471
2.53%, 11/19/41 (a)(b)	300,000	204,444
5.40%, 01/06/42	250,000	251,580
3.16%, 04/22/42 (a)(b)	200,000	150,228
5.63%, 08/16/43	250,000	253,345
4.85%, 02/01/44	100,000	94,352
4.95%, 06/01/45	300,000	278,214
4.26%, 02/22/48 (a)(b)	350,000	301,238
4.03%, 07/24/48 (a)(b)	250,000	204,610
3.96%, 11/15/48 (a)(b)	500,000	406,175
3.90%, 01/23/49 (a)(b)	300,000	240,873
3.11%, 04/22/51 (a)(b)	400,000	277,412
3.33%, 04/22/52 (a)(b)	600,000	430,614
KeyBank NA
4.15%, 08/08/25	250,000	229,680
3.40%, 05/20/26	250,000	213,840
5.85%, 11/15/27 (a)	250,000	231,968
4.39%, 12/14/27	250,000	217,190
3.90%, 04/13/29	250,000	195,308
5.00%, 01/26/33 (a)	250,000	220,203
KeyCorp
4.15%, 10/29/25	100,000	91,676
4.10%, 04/30/28	150,000	131,264
2.55%, 10/01/29	100,000	77,093
4.79%, 06/01/33 (a)(b)	100,000	86,623
Lloyds Bank PLC
3.50%, 05/14/25	200,000	191,506
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	194,618
4.45%, 05/08/25	200,000	195,340
3.87%, 07/09/25 (a)(b)	200,000	195,224
4.58%, 12/10/25	200,000	192,456
2.44%, 02/05/26 (a)(b)	200,000	188,762
3.51%, 03/18/26 (a)(b)	200,000	191,436
4.65%, 03/24/26	324,000	309,524
4.72%, 08/11/26 (a)(b)	200,000	195,690
3.75%, 01/11/27	200,000	189,672
1.63%, 05/11/27 (a)(b)	200,000	178,866
3.75%, 03/18/28 (a)(b)	200,000	186,814
4.38%, 03/22/28	300,000	289,056
4.55%, 08/16/28	200,000	192,732
3.57%, 11/07/28 (a)(b)	200,000	183,334
4.98%, 08/11/33 (a)(b)	200,000	189,746
7.95%, 11/15/33 (a)(b)	200,000	219,200
5.30%, 12/01/45	200,000	175,388
3.37%, 12/14/46 (a)(b)	200,000	132,616
4.34%, 01/09/48	300,000	225,768
M&T Bank Corp.
4.00%, 07/15/24 (a)	250,000	240,307
5.05%, 01/27/34 (a)(b)	250,000	230,853
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	234,103
4.65%, 01/27/26 (a)	250,000	238,025
4.70%, 01/27/28 (a)	250,000	234,358
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	200,000	193,758
2.19%, 02/25/25	450,000	424,917
1.41%, 07/17/25	350,000	321,135

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.95%, 07/19/25 (a)(b)	400,000	377,768
5.06%, 09/12/25 (a)(b)	400,000	396,668
0.96%, 10/11/25 (a)(b)	200,000	186,794
3.85%, 03/01/26	550,000	530,519
5.54%, 04/17/26 (a)(b)	300,000	299,466
2.76%, 09/13/26	200,000	184,928
3.68%, 02/22/27	200,000	194,264
1.54%, 07/20/27 (a)(b)	450,000	398,596
3.29%, 07/25/27	250,000	234,095
1.64%, 10/13/27 (a)(b)	250,000	220,483
2.34%, 01/19/28 (a)(b)	200,000	180,092
3.96%, 03/02/28	250,000	239,540
4.08%, 04/19/28 (a)(b)	200,000	191,432
5.02%, 07/20/28 (a)(b)	200,000	197,896
4.05%, 09/11/28	250,000	240,300
5.35%, 09/13/28 (a)(b)	200,000	200,566
3.74%, 03/07/29	300,000	279,759
5.24%, 04/19/29 (a)(b)	200,000	199,732
3.20%, 07/18/29	200,000	178,380
2.56%, 02/25/30	200,000	171,186
2.05%, 07/17/30	250,000	204,178
2.31%, 07/20/32 (a)(b)	200,000	160,428
2.49%, 10/13/32 (a)(b)	200,000	162,168
2.85%, 01/19/33 (a)(b)	200,000	166,618
5.13%, 07/20/33 (a)(b)	300,000	296,694
5.47%, 09/13/33 (a)(b)	200,000	203,152
5.44%, 02/22/34 (a)(b)	200,000	201,952
5.41%, 04/19/34 (a)(b)	200,000	201,174
4.15%, 03/07/39	250,000	223,698
3.75%, 07/18/39	200,000	169,352
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	200,000	191,560
2.23%, 05/25/26 (a)(b)	200,000	186,666
3.66%, 02/28/27	200,000	190,470
1.23%, 05/22/27 (a)(b)	250,000	220,615
1.55%, 07/09/27 (a)(b)	250,000	221,603
3.17%, 09/11/27	300,000	277,077
4.02%, 03/05/28	200,000	190,358
5.41%, 09/13/28 (a)(b)	200,000	201,078
3.15%, 07/16/30 (a)(b)	200,000	175,906
2.87%, 09/13/30 (a)(b)	200,000	171,980
2.20%, 07/10/31 (a)(b)	250,000	202,558
1.98%, 09/08/31 (a)(b)	250,000	198,223
2.56%, 09/13/31	200,000	158,162
2.26%, 07/09/32 (a)(b)	200,000	158,712
5.67%, 09/13/33 (a)(b)	200,000	203,702
5.75%, 05/27/34 (a)(b)	200,000	204,428
Morgan Stanley
3.70%, 10/23/24	500,000	488,870
2.72%, 07/22/25 (a)(b)	350,000	337,652
4.00%, 07/23/25	424,000	414,956
0.86%, 10/21/25 (a)(b)	250,000	232,378
1.16%, 10/21/25 (a)(b)	500,000	467,360
5.00%, 11/24/25	324,000	323,595
3.88%, 01/27/26	550,000	535,804
2.63%, 02/18/26 (a)(b)	200,000	190,202
2.19%, 04/28/26 (a)(b)	550,000	519,629
4.68%, 07/17/26 (a)(b)	250,000	247,487
3.13%, 07/27/26	500,000	471,905
6.25%, 08/09/26	212,000	219,484
4.35%, 09/08/26	300,000	292,728
6.14%, 10/16/26 (a)(b)	250,000	255,652
0.99%, 12/10/26 (a)(b)	500,000	447,520
3.63%, 01/20/27	450,000	431,325
5.05%, 01/28/27 (a)(b)	250,000	249,507
3.95%, 04/23/27	350,000	332,990
1.59%, 05/04/27 (a)(b)	700,000	629,258
1.51%, 07/20/27 (a)(b)	550,000	490,380
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.48%, 01/21/28 (a)(b)	400,000	363,304
4.21%, 04/20/28 (a)(b)	400,000	386,204
3.59%, 07/22/28 (a)(b)	500,000	466,970
6.30%, 10/18/28 (a)(b)	400,000	416,176
3.77%, 01/24/29 (a)(b)	550,000	516,169
5.12%, 02/01/29 (a)(b)	400,000	398,496
5.16%, 04/20/29 (a)(b)	500,000	499,035
4.43%, 01/23/30 (a)(b)	600,000	576,414
2.70%, 01/22/31 (a)(b)	650,000	556,497
3.62%, 04/01/31 (a)(b)	500,000	452,830
1.79%, 02/13/32 (a)(b)	500,000	389,040
7.25%, 04/01/32	180,000	207,418
1.93%, 04/28/32 (a)(b)	450,000	351,630
2.24%, 07/21/32 (a)(b)	650,000	519,207
2.51%, 10/20/32 (a)(b)	450,000	366,079
2.94%, 01/21/33 (a)(b)	500,000	418,060
4.89%, 07/20/33 (a)(b)	400,000	386,664
6.34%, 10/18/33 (a)(b)	550,000	589,759
5.25%, 04/21/34 (a)(b)	300,000	298,629
2.48%, 09/16/36 (a)(b)	600,000	453,594
5.30%, 04/20/37 (a)(b)	350,000	333,056
5.95%, 01/19/38 (a)(b)	300,000	296,982
3.97%, 07/22/38 (a)(b)	300,000	255,810
4.46%, 04/22/39 (a)(b)	200,000	179,610
3.22%, 04/22/42 (a)(b)	350,000	262,720
6.38%, 07/24/42	300,000	330,303
4.30%, 01/27/45	405,000	351,277
4.38%, 01/22/47	400,000	348,720
5.60%, 03/24/51 (a)(b)	200,000	207,282
2.80%, 01/25/52 (a)(b)	350,000	225,915
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	249,180
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	250,635
4.97%, 01/12/26	250,000	250,985
3.38%, 01/14/26	250,000	241,022
2.50%, 07/12/26	250,000	233,670
3.91%, 06/09/27	250,000	242,487
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	244,770
Natwest Group PLC
4.80%, 04/05/26	350,000	345,180
7.47%, 11/10/26 (a)(b)	250,000	259,865
1.64%, 06/14/27 (a)(b)	300,000	265,779
3.07%, 05/22/28 (a)(b)	200,000	182,142
5.52%, 09/30/28 (a)(b)	200,000	199,542
4.89%, 05/18/29 (a)(b)	300,000	290,061
3.75%, 11/01/29 (a)(b)	200,000	188,492
5.08%, 01/27/30 (a)(b)	200,000	194,222
4.45%, 05/08/30 (a)(b)	200,000	187,630
6.02%, 03/02/34 (a)(b)	200,000	204,596
3.03%, 11/28/35 (a)(b)	250,000	193,113
Northern Trust Corp.
3.95%, 10/30/25	250,000	242,072
4.00%, 05/10/27 (a)	100,000	97,340
3.65%, 08/03/28 (a)	100,000	96,280
3.15%, 05/03/29 (a)	100,000	92,649
1.95%, 05/01/30 (a)	200,000	165,160
6.13%, 11/02/32 (a)	200,000	210,090
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	237,275
3.88%, 04/10/25 (a)	250,000	239,705
3.25%, 06/01/25 (a)	250,000	239,002
3.10%, 10/25/27 (a)	250,000	230,423
3.25%, 01/22/28 (a)	250,000	230,283
4.05%, 07/26/28	250,000	232,330
2.70%, 10/22/29	250,000	214,243

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	184,704
1.80%, 08/12/28 (a)	250,000	201,963
7.38%, 12/10/37	100,000	106,566
Royal Bank of Canada
2.55%, 07/16/24	150,000	145,275
3.97%, 07/26/24	250,000	245,835
0.65%, 07/29/24	150,000	141,993
0.75%, 10/07/24	100,000	94,025
5.66%, 10/25/24	200,000	200,922
2.25%, 11/01/24	200,000	191,490
1.60%, 01/21/25	200,000	188,960
3.38%, 04/14/25	250,000	242,190
4.95%, 04/25/25	250,000	248,600
1.15%, 06/10/25	350,000	323,039
4.88%, 01/12/26	200,000	199,152
0.88%, 01/20/26	400,000	360,580
4.65%, 01/27/26	300,000	295,227
1.20%, 04/27/26	200,000	179,614
1.15%, 07/14/26	150,000	134,007
1.40%, 11/02/26	200,000	177,856
3.63%, 05/04/27	250,000	238,540
4.24%, 08/03/27	250,000	243,087
6.00%, 11/01/27	250,000	259,235
2.30%, 11/03/31	250,000	204,263
3.88%, 05/04/32	200,000	183,594
5.00%, 02/01/33	300,000	296,121
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	200,000	194,434
3.45%, 06/02/25 (a)	200,000	190,346
4.50%, 07/17/25 (a)	300,000	290,298
3.24%, 10/05/26 (a)(c)	150,000	136,223
4.40%, 07/13/27 (a)	150,000	142,712
2.49%, 01/06/28 (a)(b)	150,000	131,645
6.50%, 03/09/29 (a)(b)	200,000	202,916
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	178,984
1.67%, 06/14/27 (a)(b)	300,000	260,103
3.82%, 11/03/28 (a)(b)	250,000	227,963
2.90%, 03/15/32 (a)(b)	200,000	163,070
Santander UK PLC
2.88%, 06/18/24	200,000	194,168
State Street Corp.
3.30%, 12/16/24	300,000	291,216
2.35%, 11/01/25 (a)(b)	200,000	191,156
2.90%, 03/30/26 (a)(b)	200,000	191,322
2.65%, 05/19/26	250,000	235,748
5.75%, 11/04/26 (a)(b)	200,000	202,490
2.20%, 02/07/28 (a)(b)	100,000	90,974
4.14%, 12/03/29 (a)(b)	100,000	95,641
2.40%, 01/24/30	100,000	85,894
2.20%, 03/03/31	200,000	162,044
3.15%, 03/30/31 (a)(b)	100,000	90,006
2.62%, 02/07/33 (a)(b)	100,000	83,296
4.42%, 05/13/33 (a)(b)	100,000	96,076
4.16%, 08/04/33 (a)(b)	100,000	93,070
5.16%, 05/18/34 (a)(b)	200,000	199,398
3.03%, 11/01/34 (a)(b)	100,000	86,913
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	240,535
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	450,000	435,240
2.45%, 09/27/24	200,000	191,798
2.35%, 01/15/25	200,000	189,920
1.47%, 07/08/25	300,000	276,258
0.95%, 01/12/26	250,000	223,743
5.46%, 01/13/26	250,000	251,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.78%, 03/09/26	200,000	192,748
2.63%, 07/14/26	400,000	370,440
1.40%, 09/17/26	250,000	221,125
3.01%, 10/19/26	250,000	233,090
3.45%, 01/11/27	200,000	188,864
3.36%, 07/12/27	200,000	188,750
3.35%, 10/18/27	250,000	232,760
5.52%, 01/13/28	250,000	254,270
3.94%, 07/19/28	250,000	236,493
1.90%, 09/17/28	200,000	169,860
4.31%, 10/16/28	100,000	95,921
2.47%, 01/14/29	200,000	173,090
3.04%, 07/16/29	400,000	353,768
3.20%, 09/17/29	100,000	88,013
2.72%, 09/27/29	200,000	172,328
5.71%, 01/13/30	200,000	205,452
2.75%, 01/15/30	200,000	173,326
2.13%, 07/08/30	300,000	246,537
2.14%, 09/23/30	150,000	120,102
1.71%, 01/12/31	200,000	157,050
2.22%, 09/17/31	200,000	160,912
5.77%, 01/13/33	250,000	261,202
2.93%, 09/17/41	150,000	106,215
3.05%, 01/14/42	200,000	145,688
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	238,112
Synchrony Financial
4.25%, 08/15/24 (a)	200,000	189,886
4.50%, 07/23/25 (a)	250,000	233,140
3.70%, 08/04/26 (a)	200,000	176,710
3.95%, 12/01/27 (a)	200,000	173,164
5.15%, 03/19/29 (a)	150,000	134,180
2.88%, 10/28/31 (a)	100,000	72,410
The Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	200,000	194,774
2.10%, 10/24/24	200,000	191,522
1.60%, 04/24/25 (a)	250,000	234,988
3.35%, 04/25/25 (a)	200,000	193,212
0.75%, 01/28/26 (a)	500,000	448,925
2.80%, 05/04/26 (a)	200,000	189,504
4.41%, 07/24/26 (a)(b)	250,000	245,975
2.45%, 08/17/26 (a)	150,000	138,953
4.95%, 04/26/27 (a)(b)	250,000	249,280
3.25%, 05/16/27 (a)	250,000	236,773
3.44%, 02/07/28 (a)(b)	150,000	142,694
3.85%, 04/28/28	600,000	578,760
5.80%, 10/25/28 (a)(b)	250,000	258,242
3.00%, 10/30/28 (a)	150,000	136,862
1.90%, 01/25/29 (a)	100,000	84,911
1.80%, 07/28/31 (a)	100,000	78,958
4.29%, 06/13/33 (a)(b)	200,000	189,190
5.83%, 10/25/33 (a)(b)	250,000	263,167
4.97%, 04/26/34 (a)(b)	500,000	497,590
The Bank of Nova Scotia
0.65%, 07/31/24	200,000	188,964
1.45%, 01/10/25	250,000	234,530
2.20%, 02/03/25	200,000	190,020
3.45%, 04/11/25	250,000	241,607
1.30%, 06/11/25	400,000	369,068
4.50%, 12/16/25	150,000	146,138
4.75%, 02/02/26	200,000	198,578
1.05%, 03/02/26	200,000	179,452
1.35%, 06/24/26	250,000	223,478
2.70%, 08/03/26	200,000	185,950
1.30%, 09/15/26	250,000	221,178
1.95%, 02/02/27	150,000	135,260
4.85%, 02/01/30	200,000	195,478
2.15%, 08/01/31	150,000	121,326

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 02/02/32	150,000	123,453
4.59%, 05/04/37 (a)(b)	200,000	174,464
The Goldman Sachs Group, Inc.
3.85%, 07/08/24 (a)	424,000	417,479
5.70%, 11/01/24	300,000	300,678
3.50%, 01/23/25 (a)	450,000	436,896
3.50%, 04/01/25 (a)	650,000	628,140
3.75%, 05/22/25 (a)	450,000	436,320
3.27%, 09/29/25 (a)(b)	250,000	241,835
4.25%, 10/21/25	350,000	341,103
0.86%, 02/12/26 (a)(b)	150,000	137,847
3.75%, 02/25/26 (a)	400,000	386,640
3.50%, 11/16/26 (a)	550,000	521,785
1.09%, 12/09/26 (a)(b)	400,000	357,984
5.95%, 01/15/27	157,000	160,985
3.85%, 01/26/27 (a)	600,000	576,972
1.43%, 03/09/27 (a)(b)	550,000	494,345
4.39%, 06/15/27 (a)(b)	150,000	147,195
1.54%, 09/10/27 (a)(b)	500,000	441,220
1.95%, 10/21/27 (a)(b)	800,000	713,064
2.64%, 02/24/28 (a)(b)	500,000	454,300
3.62%, 03/15/28 (a)(b)	500,000	472,400
3.69%, 06/05/28 (a)(b)	400,000	377,520
4.48%, 08/23/28 (a)(b)	450,000	437,994
3.81%, 04/23/29 (a)(b)	450,000	420,151
4.22%, 05/01/29 (a)(b)	600,000	569,070
2.60%, 02/07/30 (a)	350,000	300,538
3.80%, 03/15/30 (a)	400,000	371,096
1.99%, 01/27/32 (a)(b)	400,000	316,688
2.62%, 04/22/32 (a)(b)	700,000	577,689
2.38%, 07/21/32 (a)(b)	700,000	563,864
2.65%, 10/21/32 (a)(b)	500,000	410,030
6.13%, 02/15/33	150,000	160,427
3.10%, 02/24/33 (a)(b)	700,000	593,810
6.45%, 05/01/36	100,000	105,277
6.75%, 10/01/37	1,000,000	1,068,560
4.02%, 10/31/38 (a)(b)	300,000	253,482
4.41%, 04/23/39 (a)(b)	300,000	262,299
6.25%, 02/01/41	450,000	481,644
3.21%, 04/22/42 (a)(b)	400,000	293,328
2.91%, 07/21/42 (a)(b)	250,000	174,618
3.44%, 02/24/43 (a)(b)	200,000	149,934
4.80%, 07/08/44 (a)	350,000	317,075
5.15%, 05/22/45	350,000	324,394
4.75%, 10/21/45 (a)	300,000	269,316
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	234,363
5.65%, 01/10/30 (a)	250,000	240,200
The PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	100,000	95,200
2.60%, 07/23/26 (a)	100,000	92,971
1.15%, 08/13/26 (a)	150,000	131,889
4.76%, 01/26/27 (a)(b)	250,000	247,200
3.15%, 05/19/27 (a)	200,000	186,800
3.45%, 04/23/29 (a)	250,000	228,843
2.55%, 01/22/30 (a)	300,000	254,025
2.31%, 04/23/32 (a)(b)	200,000	161,974
6.04%, 10/28/33 (a)(b)	250,000	257,750
5.07%, 01/24/34 (a)(b)	250,000	241,612
The Toronto-Dominion Bank
2.65%, 06/12/24	200,000	194,094
0.70%, 09/10/24	250,000	235,505
4.29%, 09/13/24	300,000	295,524
1.45%, 01/10/25	100,000	94,470
3.77%, 06/06/25	300,000	291,690
1.15%, 06/12/25	250,000	230,330
0.75%, 09/11/25	200,000	181,500
0.75%, 01/06/26	200,000	179,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.20%, 06/03/26	250,000	222,983
1.25%, 09/10/26	300,000	265,569
1.95%, 01/12/27	100,000	89,935
2.80%, 03/10/27	250,000	230,335
4.69%, 09/15/27	400,000	392,820
5.16%, 01/10/28	250,000	250,772
2.00%, 09/10/31	150,000	119,288
3.63%, 09/15/31 (a)(b)	300,000	279,816
2.45%, 01/12/32	150,000	122,568
3.20%, 03/10/32	300,000	259,551
4.46%, 06/08/32	300,000	283,839
Truist Bank
2.15%, 12/06/24 (a)	250,000	235,028
1.50%, 03/10/25 (a)	300,000	276,561
3.63%, 09/16/25 (a)	491,000	459,394
4.05%, 11/03/25 (a)	200,000	191,942
2.25%, 03/11/30 (a)	250,000	199,033
Truist Financial Corp.
2.50%, 08/01/24 (a)	300,000	288,027
2.85%, 10/26/24 (a)	300,000	287,763
4.00%, 05/01/25 (a)	200,000	192,816
1.20%, 08/05/25 (a)	200,000	180,954
4.26%, 07/28/26 (a)(b)	300,000	288,597
1.27%, 03/02/27 (a)(b)	200,000	177,468
1.13%, 08/03/27 (a)	250,000	211,488
4.87%, 01/26/29 (a)(b)	250,000	242,420
3.88%, 03/19/29 (a)	100,000	89,821
1.89%, 06/07/29 (a)(b)	250,000	208,198
1.95%, 06/05/30 (a)	100,000	80,358
4.92%, 07/28/33 (a)(b)	200,000	182,190
6.12%, 10/28/33 (a)(b)	150,000	154,413
5.12%, 01/26/34 (a)(b)	250,000	239,012
US Bancorp
2.40%, 07/30/24 (a)	200,000	192,328
1.45%, 05/12/25 (a)	300,000	277,536
3.10%, 04/27/26 (a)	250,000	231,300
2.38%, 07/22/26 (a)	300,000	276,438
5.73%, 10/21/26 (a)(b)	200,000	199,104
3.15%, 04/27/27 (a)	300,000	280,047
3.90%, 04/26/28 (a)	250,000	236,563
4.55%, 07/22/28 (a)(b)	250,000	240,865
4.65%, 02/01/29 (a)(b)	300,000	289,833
3.00%, 07/30/29 (a)	150,000	128,166
1.38%, 07/22/30 (a)	400,000	304,656
2.68%, 01/27/33 (a)(b)	200,000	161,188
4.97%, 07/22/33 (a)(b)	250,000	226,638
5.85%, 10/21/33 (a)(b)	250,000	252,825
4.84%, 02/01/34 (a)(b)	200,000	187,850
2.49%, 11/03/36 (a)(b)	250,000	184,815
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	236,525
2.80%, 01/27/25 (a)	250,000	238,925
Wachovia Corp.
5.50%, 08/01/35	130,000	128,137
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	43,752
Wells Fargo & Co.
3.30%, 09/09/24	424,000	413,612
3.00%, 02/19/25	500,000	481,615
3.55%, 09/29/25	350,000	338,065
6.00%, 10/28/25 (a)	100,000	100,531
2.41%, 10/30/25 (a)(b)	550,000	525,904
2.16%, 02/11/26 (a)(b)	550,000	519,744
3.00%, 04/22/26	500,000	473,395
3.91%, 04/25/26 (a)(b)	500,000	487,020
2.19%, 04/30/26 (a)(b)	550,000	517,588
4.10%, 06/03/26	450,000	434,025

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 08/15/26 (a)(b)	400,000	393,664
3.00%, 10/23/26	650,000	606,788
3.20%, 06/17/27 (a)(b)	400,000	376,076
4.30%, 07/22/27	480,000	463,277
3.53%, 03/24/28 (a)(b)	750,000	704,775
3.58%, 05/22/28 (a)(b)	500,000	469,845
2.39%, 06/02/28 (a)(b)	550,000	492,189
4.81%, 07/25/28 (a)(b)	500,000	493,030
4.15%, 01/24/29 (a)	475,000	450,476
2.88%, 10/30/30 (a)(b)	600,000	519,498
2.57%, 02/11/31 (a)(b)	550,000	464,904
4.48%, 04/04/31 (a)(b)	400,000	380,940
3.35%, 03/02/33 (a)(b)	700,000	602,091
4.90%, 07/25/33 (a)(b)	750,000	725,032
5.39%, 04/24/34 (a)(b)	650,000	650,403
5.95%, 12/15/36	150,000	148,637
3.07%, 04/30/41 (a)(b)	650,000	472,914
5.38%, 11/02/43	300,000	282,219
5.61%, 01/15/44	450,000	430,168
4.65%, 11/04/44	400,000	339,916
3.90%, 05/01/45	230,000	182,126
4.90%, 11/17/45	350,000	305,305
4.40%, 06/14/46	300,000	242,766
4.75%, 12/07/46	400,000	337,136
5.01%, 04/04/51 (a)(b)	950,000	869,335
4.61%, 04/25/53 (a)(b)	625,000	540,069
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	255,905
6.60%, 01/15/38	250,000	276,107
Westpac Banking Corp.
5.35%, 10/18/24	200,000	200,952
1.02%, 11/18/24	250,000	236,160
2.35%, 02/19/25	250,000	239,582
3.74%, 08/26/25	200,000	195,168
2.85%, 05/13/26	200,000	189,976
1.15%, 06/03/26	250,000	224,535
2.70%, 08/19/26	100,000	93,719
3.35%, 03/08/27	150,000	143,006
4.04%, 08/26/27	200,000	196,272
5.46%, 11/18/27	200,000	206,322
3.40%, 01/25/28	250,000	237,355
1.95%, 11/20/28	200,000	173,302
2.65%, 01/16/30	100,000	88,825
2.89%, 02/04/30 (a)(b)	200,000	186,620
2.15%, 06/03/31	250,000	210,198
4.32%, 11/23/31 (a)(b)	250,000	233,730
5.41%, 08/10/33 (a)(b)	150,000	142,476
4.11%, 07/24/34 (a)(b)	250,000	221,490
2.67%, 11/15/35 (a)(b)	250,000	192,868
3.02%, 11/18/36 (a)(b)	250,000	193,060
4.42%, 07/24/39	200,000	166,046
2.96%, 11/16/40	200,000	132,998
3.13%, 11/18/41	200,000	135,286
		245,743,387
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	126,758
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	50,000	47,898
2.88%, 09/15/26 (a)	200,000	188,754
4.50%, 05/13/32 (a)	100,000	95,892
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	95,032
BlackRock, Inc.
3.25%, 04/30/29 (a)	150,000	141,955
2.40%, 04/30/30 (a)	200,000	173,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 01/28/31 (a)	250,000	205,760
2.10%, 02/25/32 (a)	200,000	163,346
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	146,596
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	118,752
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	66,096
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	96,565
3.90%, 01/25/28 (a)	150,000	140,355
4.85%, 03/29/29 (a)	150,000	144,865
4.35%, 04/15/30 (a)	150,000	139,746
2.72%, 04/15/31 (a)	100,000	82,595
4.70%, 09/20/47 (a)	100,000	83,672
3.50%, 03/30/51 (a)	150,000	98,864
3.63%, 02/15/52 (a)	100,000	67,042
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	96,056
1.63%, 12/15/30 (a)	200,000	157,466
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	150,264
4.10%, 06/15/51 (a)	150,000	89,697
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,512
2.65%, 03/15/32 (a)	200,000	171,734
5.30%, 09/15/43 (a)	200,000	206,338
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	95,470
4.50%, 06/20/28 (a)	100,000	98,324
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,280
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,518
1.60%, 10/30/30 (a)	150,000	118,100
2.95%, 08/12/51 (a)	100,000	64,010
Intercontinental Exchange, Inc.
3.65%, 05/23/25	250,000	246,605
3.75%, 12/01/25 (a)	250,000	243,885
3.10%, 09/15/27 (a)	100,000	94,295
4.00%, 09/15/27 (a)	200,000	196,662
3.75%, 09/21/28 (a)	200,000	191,794
4.35%, 06/15/29 (a)	150,000	147,684
2.10%, 06/15/30 (a)	250,000	209,745
1.85%, 09/15/32 (a)	250,000	194,160
4.60%, 03/15/33 (a)	400,000	391,776
2.65%, 09/15/40 (a)	250,000	177,607
4.25%, 09/21/48 (a)	150,000	128,553
3.00%, 06/15/50 (a)	225,000	154,613
4.95%, 06/15/52 (a)	250,000	238,545
3.00%, 09/15/60 (a)	250,000	158,727
5.20%, 06/15/62 (a)	200,000	199,450
Invesco Finance PLC
3.75%, 01/15/26	130,000	125,931
5.38%, 11/30/43	100,000	97,335
Janus Henderson US Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	98,712
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	148,330
4.15%, 01/23/30	200,000	181,192
2.63%, 10/15/31 (a)	200,000	155,818
2.75%, 10/15/32 (a)	100,000	77,957
Jefferies Group LLC
6.45%, 06/08/27	100,000	104,317
6.25%, 01/15/36	100,000	102,798
6.50%, 01/20/43	50,000	50,164

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	142,459
4.38%, 03/11/29 (a)	150,000	138,693
Legg Mason, Inc.
4.75%, 03/15/26	150,000	148,875
5.63%, 01/15/44	75,000	73,369
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	147,070
2.50%, 12/21/40 (a)	150,000	99,944
3.25%, 04/28/50 (a)	100,000	68,488
3.95%, 03/07/52 (a)	100,000	77,403
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,716
5.10%, 07/03/25	200,000	196,800
1.85%, 07/16/25	400,000	367,324
1.65%, 07/14/26	200,000	176,392
2.33%, 01/22/27	250,000	222,460
2.17%, 07/14/28	200,000	169,156
3.10%, 01/16/30	200,000	171,378
2.68%, 07/16/30	300,000	247,173
2.61%, 07/14/31	200,000	159,514
3.00%, 01/22/32	200,000	162,478
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	97,703
4.95%, 07/15/46	150,000	133,464
3.75%, 04/01/51 (a)	150,000	109,917
Stifel Financial Corp.
4.25%, 07/18/24	100,000	97,638
4.00%, 05/15/30 (a)	100,000	86,426
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(d)	50,000	47,678
4.20%, 03/24/25 (a)(d)	100,000	97,851
3.63%, 04/01/25 (a)(d)	50,000	48,245
3.85%, 05/21/25 (a)(d)	100,000	96,748
3.45%, 02/13/26 (a)(d)	50,000	47,974
0.90%, 03/11/26 (a)(d)	200,000	175,564
1.15%, 05/13/26 (a)(d)	150,000	132,223
3.20%, 03/02/27 (a)(d)	100,000	92,127
2.45%, 03/03/27 (a)(d)	250,000	223,495
3.30%, 04/01/27 (a)(d)	100,000	92,353
3.20%, 01/25/28 (a)(d)	100,000	91,296
2.00%, 03/20/28 (a)(d)	200,000	171,794
4.00%, 02/01/29 (a)(d)	100,000	94,211
3.25%, 05/22/29 (a)(d)	100,000	88,626
2.75%, 10/01/29 (a)(d)	50,000	42,677
4.63%, 03/22/30 (a)(d)	50,000	48,494
1.65%, 03/11/31 (a)(d)	100,000	75,548
2.30%, 05/13/31 (a)(d)	100,000	79,676
1.95%, 12/01/31 (a)(d)	125,000	95,421
2.90%, 03/03/32 (a)(d)	150,000	123,305
		13,573,853
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (a)	500,000	469,765
1.75%, 10/29/24 (a)	250,000	234,387
3.50%, 01/15/25 (a)	150,000	143,700
6.50%, 07/15/25 (a)	150,000	151,441
4.45%, 10/01/25 (a)	150,000	144,807
1.75%, 01/30/26 (a)	250,000	223,567
4.45%, 04/03/26 (a)	150,000	143,911
2.45%, 10/29/26 (a)	600,000	535,590
3.65%, 07/21/27 (a)	250,000	229,597
4.63%, 10/15/27 (a)	150,000	142,483
3.00%, 10/29/28 (a)	600,000	520,518
3.30%, 01/30/32 (a)	700,000	568,505
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 10/29/33 (a)	300,000	239,010
3.85%, 10/29/41 (a)	150,000	112,194
Air Lease Corp.
4.25%, 09/15/24 (a)	150,000	147,043
2.30%, 02/01/25 (a)	100,000	94,376
3.25%, 03/01/25 (a)	150,000	142,981
3.38%, 07/01/25 (a)	125,000	118,653
2.88%, 01/15/26 (a)	300,000	278,955
3.75%, 06/01/26 (a)	150,000	142,170
1.88%, 08/15/26 (a)	250,000	221,012
2.20%, 01/15/27 (a)	150,000	132,585
3.63%, 04/01/27 (a)	150,000	138,627
3.63%, 12/01/27 (a)	150,000	136,883
5.85%, 12/15/27 (a)	150,000	149,977
4.63%, 10/01/28 (a)	100,000	93,949
3.25%, 10/01/29 (a)	100,000	85,618
3.00%, 02/01/30 (a)	100,000	83,523
3.13%, 12/01/30 (a)	150,000	124,818
2.88%, 01/15/32 (a)	150,000	120,686
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	94,346
Ares Capital Corp.
4.20%, 06/10/24 (a)	150,000	146,433
4.25%, 03/01/25 (a)	100,000	95,382
3.25%, 07/15/25 (a)	250,000	231,500
3.88%, 01/15/26 (a)	250,000	232,265
2.15%, 07/15/26 (a)	150,000	130,499
2.88%, 06/15/27 (a)	100,000	87,297
2.88%, 06/15/28 (a)	200,000	166,748
3.20%, 11/15/31 (a)	150,000	114,455
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	85,399
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	87,911
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	89,622
Blackstone Private Credit Fund
2.35%, 11/22/24	100,000	93,643
2.70%, 01/15/25 (a)	100,000	93,432
4.70%, 03/24/25	200,000	193,282
7.05%, 09/29/25	150,000	150,426
2.63%, 12/15/26 (a)	200,000	170,650
3.25%, 03/15/27 (a)	200,000	172,246
4.00%, 01/15/29 (a)	150,000	127,035
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	138,194
2.75%, 09/16/26 (a)	150,000	131,021
2.85%, 09/30/28 (a)	200,000	164,076
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	97,121
1.65%, 10/12/24	100,000	92,694
4.13%, 02/01/25 (a)	100,000	94,748
3.40%, 01/15/26 (a)	150,000	136,203
2.63%, 01/15/27 (a)	100,000	85,239
3.13%, 10/12/28 (a)	150,000	122,559
GATX Corp.
3.25%, 09/15/26 (a)	100,000	93,178
3.85%, 03/30/27 (a)	150,000	142,777
3.50%, 03/15/28 (a)	150,000	138,272
4.70%, 04/01/29 (a)	150,000	145,707
4.00%, 06/30/30 (a)	100,000	91,794
1.90%, 06/01/31 (a)	100,000	77,258
4.90%, 03/15/33 (a)	75,000	71,852
3.10%, 06/01/51 (a)	100,000	62,116

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,044
2.88%, 01/15/26 (a)	150,000	137,418
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	172,528
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	85,032
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	88,030
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	92,947
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,492
2.70%, 01/15/27 (a)	50,000	43,083
Owl Rock Capital Corp.
3.75%, 07/22/25 (a)	100,000	92,467
4.25%, 01/15/26 (a)	150,000	138,884
3.40%, 07/15/26 (a)	200,000	177,126
2.88%, 06/11/28 (a)	150,000	122,403
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	100,000	86,330
4.70%, 02/08/27 (a)	100,000	91,124
7.75%, 09/16/27 (a)(c)	100,000	100,394
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	82,754
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	83,980
3.44%, 10/15/28 (a)	100,000	76,282
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	88,040
		12,373,069
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	150,000	144,917
3.70%, 07/18/27	100,000	95,194
2.25%, 03/09/31	100,000	82,836
5.20%, 09/13/32	200,000	204,054
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	87,310
		614,311
Insurance 1.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	191,446
Aetna, Inc.
3.50%, 11/15/24 (a)	100,000	97,505
6.63%, 06/15/36	100,000	110,310
6.75%, 12/15/37	150,000	163,428
4.50%, 05/15/42 (a)	100,000	86,416
4.13%, 11/15/42 (a)	100,000	82,241
4.75%, 03/15/44 (a)	50,000	44,259
3.88%, 08/15/47 (a)	150,000	114,945
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	91,144
2.88%, 10/15/26 (a)	100,000	93,759
3.60%, 04/01/30 (a)	250,000	231,062
4.75%, 01/15/49 (a)	100,000	90,428
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	93,907
3.25%, 08/15/51 (a)	100,000	70,535
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	96,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	88,052
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	81,849
American International Group, Inc.
2.50%, 06/30/25 (a)	233,000	221,070
3.90%, 04/01/26 (a)	175,000	169,692
3.40%, 06/30/30 (a)	150,000	133,535
3.88%, 01/15/35 (a)	78,000	67,686
6.25%, 05/01/36	150,000	157,656
4.50%, 07/16/44 (a)	145,000	123,077
4.80%, 07/10/45 (a)	100,000	88,073
4.75%, 04/01/48 (a)	200,000	175,188
5.75%, 04/01/48 (a)(b)	100,000	96,321
4.38%, 06/30/50 (a)	200,000	165,676
Anthem, Inc.
3.50%, 08/15/24 (a)	195,000	190,689
3.35%, 12/01/24 (a)	100,000	97,188
2.38%, 01/15/25 (a)	175,000	167,295
1.50%, 03/15/26 (a)	100,000	91,328
3.65%, 12/01/27 (a)	500,000	477,155
4.10%, 03/01/28 (a)	150,000	146,070
2.88%, 09/15/29 (a)	150,000	134,484
2.25%, 05/15/30 (a)	200,000	168,888
2.55%, 03/15/31 (a)	200,000	169,592
6.38%, 06/15/37	150,000	163,612
4.63%, 05/15/42	200,000	179,494
4.65%, 01/15/43	150,000	136,013
5.10%, 01/15/44	150,000	141,657
4.65%, 08/15/44 (a)	150,000	134,297
4.38%, 12/01/47 (a)	250,000	215,535
4.55%, 03/01/48 (a)	150,000	131,952
3.70%, 09/15/49 (a)	150,000	115,035
3.13%, 05/15/50 (a)	200,000	138,236
3.60%, 03/15/51 (a)	200,000	150,826
4.55%, 05/15/52 (a)	100,000	88,113
Aon Corp.
4.50%, 12/15/28 (a)	100,000	98,343
3.75%, 05/02/29 (a)	150,000	141,183
2.80%, 05/15/30 (a)	200,000	174,056
2.05%, 08/23/31 (a)	100,000	80,417
6.25%, 09/30/40	50,000	52,945
2.90%, 08/23/51 (a)	100,000	64,435
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	83,101
5.35%, 02/28/33 (a)	200,000	203,130
3.90%, 02/28/52 (a)	125,000	96,830
Aon PLC
3.50%, 06/14/24 (a)	150,000	146,917
3.88%, 12/15/25 (a)	200,000	194,092
4.60%, 06/14/44 (a)	150,000	130,991
4.75%, 05/15/45 (a)	100,000	89,564
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	96,885
5.03%, 12/15/46 (a)	100,000	88,875
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	145,508
Arch Capital Group US, Inc.
5.14%, 11/01/43	85,000	77,683
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	80,749
3.50%, 05/20/51 (a)	150,000	105,203
3.05%, 03/09/52 (a)	100,000	63,403
5.75%, 03/02/53 (a)	100,000	99,820

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Assurant, Inc.
4.20%, 09/27/23 (a)	25,000	24,904
3.70%, 02/22/30 (a)	100,000	87,364
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	170,604
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	185,080
6.15%, 04/03/30 (a)	100,000	100,736
3.50%, 01/15/31 (a)	100,000	81,554
6.65%, 02/01/33 (a)	100,000	100,805
3.95%, 05/25/51 (a)	100,000	65,954
3.45%, 05/15/52 (a)	50,000	29,883
AXA S.A.
8.60%, 12/15/30	100,000	120,898
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	92,683
4.90%, 01/15/40 (a)(b)	50,000	40,039
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	142,074
1.85%, 03/12/30 (a)	100,000	85,744
1.45%, 10/15/30 (a)	150,000	122,549
2.88%, 03/15/32 (a)	200,000	177,638
5.75%, 01/15/40	200,000	221,060
4.30%, 05/15/43	150,000	136,533
4.20%, 08/15/48 (a)	400,000	358,704
4.25%, 01/15/49 (a)	350,000	314,814
2.85%, 10/15/50 (a)	300,000	207,429
2.50%, 01/15/51 (a)	100,000	64,498
3.85%, 03/15/52 (a)	450,000	367,789
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	550,000	534,435
4.50%, 02/11/43	100,000	94,970
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	138,285
5.63%, 05/15/30 (a)	150,000	141,705
4.70%, 06/22/47 (a)	200,000	146,850
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	98,105
2.38%, 03/15/31 (a)	250,000	201,367
4.20%, 03/17/32 (a)	100,000	90,657
4.95%, 03/17/52 (a)	100,000	84,676
Centene Corp.
4.25%, 12/15/27 (a)	400,000	376,372
2.45%, 07/15/28 (a)	400,000	343,712
4.63%, 12/15/29 (a)	600,000	556,458
3.38%, 02/15/30 (a)	400,000	345,148
3.00%, 10/15/30 (a)	400,000	334,696
2.50%, 03/01/31 (a)	400,000	320,428
2.63%, 08/01/31 (a)	200,000	160,244
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	145,725
3.35%, 05/03/26 (a)	400,000	389,972
1.38%, 09/15/30 (a)	250,000	199,687
4.15%, 03/13/43	200,000	172,382
4.35%, 11/03/45 (a)	250,000	224,085
2.85%, 12/15/51 (a)	150,000	102,692
3.05%, 12/15/61 (a)	250,000	165,090
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	161,068
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	147,175
3.45%, 08/15/27 (a)	100,000	94,072
3.90%, 05/01/29 (a)	100,000	93,632
2.05%, 08/15/30 (a)	100,000	81,117
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	142,055
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	200,000	191,056
3.65%, 04/05/27 (a)	250,000	234,255
3.85%, 04/05/29 (a)	150,000	135,309
3.90%, 04/05/32 (a)	400,000	346,396
4.35%, 04/05/42 (a)	100,000	80,325
4.40%, 04/05/52 (a)	250,000	190,552
Elevance Health, Inc.
5.50%, 10/15/32 (a)	150,000	155,421
6.10%, 10/15/52 (a)	150,000	161,794
5.13%, 02/15/53 (a)	150,000	143,932
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	94,243
3.10%, 09/01/31 (a)	100,000	78,757
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	333,098
5.00%, 04/20/48 (a)	250,000	211,300
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	90,216
3.50%, 10/15/50 (a)	200,000	140,152
3.13%, 10/15/52 (a)	150,000	95,838
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	97,100
4.63%, 04/29/30 (a)	125,000	117,855
3.38%, 03/03/31 (a)	100,000	84,605
5.63%, 08/16/32 (a)	100,000	97,982
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	216,795
2.45%, 03/15/31 (a)	150,000	118,352
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	88,363
2.40%, 08/15/31 (a)	100,000	76,690
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	97,669
2.15%, 08/15/30 (a)	150,000	120,753
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	152,899
4.50%, 04/01/25 (a)	100,000	98,987
1.35%, 02/03/27 (a)	150,000	131,760
3.95%, 03/15/27 (a)	100,000	96,429
3.70%, 03/23/29 (a)	100,000	92,797
3.13%, 08/15/29 (a)	150,000	134,304
4.88%, 04/01/30 (a)	100,000	98,726
2.15%, 02/03/32 (a)	150,000	119,358
5.88%, 03/01/33 (a)	150,000	157,641
4.95%, 10/01/44 (a)	100,000	90,771
4.80%, 03/15/47 (a)	100,000	88,840
3.95%, 08/15/49 (a)	150,000	119,301
5.50%, 03/15/53 (a)	150,000	147,066
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	77,604
5.67%, 06/08/32 (a)	100,000	95,628
4.00%, 11/23/51 (a)	100,000	65,878
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	96,413
2.40%, 09/30/30 (a)	150,000	119,201
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	139,667
3.80%, 03/01/28 (a)	100,000	91,171
3.05%, 01/15/30 (a)	100,000	82,634
3.40%, 01/15/31 (a)	150,000	123,930
3.40%, 03/01/32 (a)	75,000	60,404
7.00%, 06/15/40	100,000	102,528
4.38%, 06/15/50 (a)	150,000	105,801

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Loews Corp.
3.20%, 05/15/30 (a)	100,000	89,269
6.00%, 02/01/35	100,000	105,001
4.13%, 05/15/43 (a)	100,000	81,952
Manulife Financial Corp.
4.15%, 03/04/26	200,000	195,086
2.48%, 05/19/27 (a)	100,000	92,868
4.06%, 02/24/32 (a)(b)	200,000	188,150
3.70%, 03/16/32 (a)	150,000	137,792
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	94,388
3.35%, 09/17/29 (a)	100,000	90,990
5.00%, 04/05/46	200,000	176,748
4.30%, 11/01/47 (a)	75,000	61,280
4.15%, 09/17/50 (a)	100,000	78,059
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	150,000	147,175
3.50%, 03/10/25 (a)	100,000	97,614
3.75%, 03/14/26 (a)	150,000	146,323
4.38%, 03/15/29 (a)	250,000	244,237
2.25%, 11/15/30 (a)	140,000	117,100
5.75%, 11/01/32 (a)	100,000	105,812
5.88%, 08/01/33	100,000	107,208
4.75%, 03/15/39 (a)	150,000	139,962
4.35%, 01/30/47 (a)	100,000	84,652
4.20%, 03/01/48 (a)	50,000	41,964
4.90%, 03/15/49 (a)	200,000	184,044
6.25%, 11/01/52 (a)	100,000	110,812
5.45%, 03/15/53 (a)	150,000	149,394
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	95,625
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	97,249
4.55%, 03/23/30 (a)	200,000	197,134
6.50%, 12/15/32	100,000	110,563
6.38%, 06/15/34	200,000	220,524
5.70%, 06/15/35	250,000	258,520
6.40%, 12/15/36 (a)	230,000	228,291
10.75%, 08/01/39 (a)(b)	75,000	97,724
5.88%, 02/06/41	150,000	153,075
4.13%, 08/13/42	100,000	83,057
4.88%, 11/13/43	250,000	226,637
4.72%, 12/15/44	100,000	88,913
4.05%, 03/01/45	100,000	82,352
4.60%, 05/13/46 (a)	100,000	87,626
5.00%, 07/15/52 (a)	100,000	91,459
5.25%, 01/15/54 (a)	150,000	143,091
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	38,266
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	143,189
3.85%, 06/11/51 (a)	125,000	88,091
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	93,427
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	124,559
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	93,523
3.70%, 05/15/29 (a)	150,000	139,737
2.13%, 06/15/30 (a)	150,000	121,902
6.05%, 10/15/36	100,000	103,788
4.30%, 11/15/46 (a)	137,000	110,906
5.50%, 03/15/53 (a)	100,000	93,502
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	137,874
3.88%, 03/27/28 (a)	97,000	93,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 03/10/30 (a)	200,000	170,020
6.63%, 12/01/37	150,000	167,557
3.00%, 03/10/40 (a)	250,000	185,635
4.60%, 05/15/44	150,000	131,013
5.38%, 05/15/45 (a)(b)	150,000	143,491
4.50%, 09/15/47 (a)(b)	100,000	93,257
3.91%, 12/07/47 (a)	200,000	155,770
5.70%, 09/15/48 (a)(b)	150,000	145,921
3.94%, 12/07/49 (a)	100,000	78,447
4.35%, 02/25/50 (a)	150,000	126,642
3.70%, 10/01/50 (a)(b)	200,000	170,166
3.70%, 03/13/51 (a)	300,000	226,284
5.13%, 03/01/52 (a)(b)	200,000	179,756
6.00%, 09/01/52 (a)(b)	200,000	194,800
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	178,308
Radian Group, Inc.
6.63%, 03/15/25 (a)	150,000	150,330
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	185,762
3.15%, 06/15/30 (a)	200,000	174,032
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	137,210
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	75,823
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,819
3.28%, 12/15/26 (a)	100,000	94,726
5.35%, 06/01/33	200,000	201,560
5.55%, 05/09/35	150,000	154,576
4.50%, 06/15/43	50,000	43,229
4.20%, 12/15/46 (a)	100,000	81,742
3.85%, 08/10/49 (a)	100,000	76,733
6.50%, 05/15/57 (a)(b)	100,000	97,721
The Chubb Corp.
6.50%, 05/15/38	100,000	114,250
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	79,482
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	130,739
6.10%, 10/01/41	80,000	81,488
4.40%, 03/15/48 (a)	100,000	83,273
3.60%, 08/19/49 (a)	150,000	112,182
2.90%, 09/15/51 (a)	150,000	96,180
The Progressive Corp.
2.45%, 01/15/27	100,000	92,833
4.00%, 03/01/29 (a)	150,000	145,054
3.20%, 03/26/30 (a)	100,000	90,709
6.25%, 12/01/32	150,000	166,324
3.70%, 01/26/45	100,000	79,638
4.13%, 04/15/47 (a)	100,000	84,174
4.20%, 03/15/48 (a)	250,000	214,205
3.95%, 03/26/50 (a)	100,000	82,166
3.70%, 03/15/52 (a)	100,000	78,002
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	172,462
5.35%, 11/01/40	100,000	102,976
4.60%, 08/01/43	200,000	182,212
4.00%, 05/30/47 (a)	200,000	167,874
4.10%, 03/04/49 (a)	100,000	84,652
2.55%, 04/27/50 (a)	300,000	190,245
3.05%, 06/08/51 (a)	200,000	140,264
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	125,424

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UnitedHealth Group, Inc.
3.75%, 07/15/25	355,000	348,156
1.25%, 01/15/26	150,000	138,038
3.10%, 03/15/26	200,000	193,020
1.15%, 05/15/26 (a)	200,000	182,270
3.45%, 01/15/27	150,000	144,978
3.38%, 04/15/27	150,000	144,156
3.70%, 05/15/27 (a)	150,000	146,611
2.95%, 10/15/27	150,000	141,540
5.25%, 02/15/28 (a)	200,000	206,038
3.85%, 06/15/28	250,000	242,745
3.88%, 12/15/28	150,000	145,515
4.25%, 01/15/29 (a)	200,000	197,152
4.00%, 05/15/29 (a)	150,000	145,305
2.88%, 08/15/29	200,000	181,632
5.30%, 02/15/30 (a)	200,000	207,264
2.00%, 05/15/30	250,000	212,265
2.30%, 05/15/31 (a)	300,000	256,683
4.20%, 05/15/32 (a)	250,000	241,115
5.35%, 02/15/33 (a)	350,000	365,540
4.63%, 07/15/35	200,000	196,422
5.80%, 03/15/36	193,000	206,882
6.50%, 06/15/37	100,000	112,748
6.63%, 11/15/37	150,000	172,554
6.88%, 02/15/38	100,000	118,775
3.50%, 08/15/39 (a)	250,000	208,245
2.75%, 05/15/40 (a)	150,000	111,054
5.70%, 10/15/40 (a)	75,000	79,146
5.95%, 02/15/41 (a)	100,000	107,741
3.05%, 05/15/41 (a)	300,000	230,475
4.63%, 11/15/41 (a)	100,000	93,711
4.38%, 03/15/42 (a)	100,000	90,771
3.95%, 10/15/42 (a)	100,000	85,040
4.25%, 03/15/43 (a)	100,000	89,881
4.75%, 07/15/45	350,000	330,043
4.20%, 01/15/47 (a)	150,000	130,842
4.25%, 04/15/47 (a)	100,000	87,711
3.75%, 10/15/47 (a)	200,000	161,054
4.25%, 06/15/48 (a)	250,000	218,767
4.45%, 12/15/48 (a)	175,000	158,076
3.70%, 08/15/49 (a)	150,000	119,279
2.90%, 05/15/50 (a)	250,000	173,270
3.25%, 05/15/51 (a)	350,000	255,951
4.75%, 05/15/52 (a)	350,000	327,866
5.88%, 02/15/53 (a)	350,000	383,264
5.05%, 04/15/53 (a)	300,000	294,918
3.88%, 08/15/59 (a)	200,000	158,324
3.13%, 05/15/60 (a)	150,000	102,308
4.95%, 05/15/62 (a)	150,000	141,935
6.05%, 02/15/63 (a)	250,000	277,487
5.20%, 04/15/63 (a)	300,000	294,306
Unum Group
4.00%, 06/15/29 (a)	100,000	93,920
5.75%, 08/15/42	100,000	91,836
4.50%, 12/15/49 (a)	100,000	73,843
4.13%, 06/15/51 (a)	100,000	70,320
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,751
5.70%, 07/15/43	100,000	95,618
4.70%, 01/23/48 (a)(b)	100,000	82,046
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	146,448
4.50%, 09/15/28 (a)	150,000	143,201
2.95%, 09/15/29 (a)	200,000	172,680
5.35%, 05/15/33 (a)	150,000	147,573
3.88%, 09/15/49 (a)	150,000	107,507
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WR Berkley Corp.
4.00%, 05/12/50 (a)	50,000	38,901
3.55%, 03/30/52 (a)	100,000	71,060
3.15%, 09/30/61 (a)	100,000	61,795
XLIT Ltd.
5.25%, 12/15/43	130,000	129,282
		49,196,189
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	125,757
4.80%, 10/01/32 (a)	100,000	93,729
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	144,664
3.80%, 04/15/26 (a)	100,000	96,276
3.95%, 01/15/28 (a)	100,000	94,210
4.50%, 07/30/29 (a)	50,000	47,661
2.75%, 12/15/29 (a)	100,000	85,459
4.70%, 07/01/30 (a)	100,000	95,658
4.90%, 12/15/30 (a)	150,000	145,347
3.38%, 08/15/31 (a)	150,000	129,804
2.00%, 05/18/32 (a)	100,000	76,010
1.88%, 02/01/33 (a)	250,000	183,852
2.95%, 03/15/34 (a)	150,000	119,466
4.85%, 04/15/49 (a)	50,000	41,449
4.00%, 02/01/50 (a)	150,000	110,537
3.00%, 05/18/51 (a)	150,000	90,503
3.55%, 03/15/52 (a)	200,000	135,388
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	94,179
4.90%, 02/15/29 (a)	100,000	96,232
2.38%, 07/15/31 (a)	100,000	79,413
3.63%, 04/15/32 (a)	150,000	129,880
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	146,151
3.45%, 06/01/25 (a)	100,000	96,711
2.95%, 05/11/26 (a)	100,000	94,439
2.90%, 10/15/26 (a)	100,000	93,224
3.30%, 06/01/29 (a)	200,000	182,180
2.30%, 03/01/30 (a)	100,000	84,598
2.45%, 01/15/31 (a)	150,000	126,420
2.05%, 01/15/32 (a)	150,000	121,100
3.90%, 10/15/46 (a)	150,000	115,311
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	138,907
2.75%, 10/01/26 (a)	200,000	175,986
6.75%, 12/01/27 (a)	150,000	150,241
4.50%, 12/01/28 (a)	150,000	134,500
3.40%, 06/21/29 (a)	200,000	165,868
2.90%, 03/15/30 (a)	100,000	79,570
3.25%, 01/30/31 (a)	200,000	160,236
2.55%, 04/01/32 (a)	150,000	110,522
2.45%, 10/01/33 (a)	200,000	140,188
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	140,278
4.55%, 10/01/29 (a)	100,000	68,606
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	144,358
4.13%, 06/15/26 (a)	150,000	141,300
3.90%, 03/15/27 (a)	100,000	93,129
4.13%, 05/15/29 (a)	150,000	135,901
4.05%, 07/01/30 (a)	150,000	135,489
2.50%, 08/16/31 (a)	100,000	78,159
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	96,034
3.15%, 07/01/29 (a)	150,000	133,821

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 05/15/30 (a)	100,000	86,623
3.35%, 11/01/49 (a)	50,000	35,943
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	89,024
2.00%, 01/15/29 (a)	150,000	115,130
2.75%, 04/15/31 (a)	100,000	74,816
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	139,813
4.38%, 02/15/29 (a)	100,000	95,266
2.00%, 02/15/31 (a)	100,000	78,854
2.50%, 02/15/32 (a)	150,000	119,681
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	137,175
5.55%, 01/15/28 (a)	150,000	147,300
4.45%, 07/15/28 (a)	150,000	139,678
3.60%, 07/01/29 (a)	150,000	130,689
EPR Properties
4.75%, 12/15/26 (a)	150,000	135,295
4.50%, 06/01/27 (a)	150,000	132,655
3.75%, 08/15/29 (a)	100,000	79,369
3.60%, 11/15/31 (a)	100,000	76,567
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,697
2.85%, 11/01/26 (a)	150,000	139,386
3.50%, 03/01/28 (a)	100,000	93,288
4.15%, 12/01/28 (a)	100,000	96,543
3.00%, 07/01/29 (a)	100,000	89,289
2.50%, 02/15/30 (a)	100,000	85,693
4.50%, 07/01/44 (a)	150,000	130,405
4.50%, 06/01/45 (a)	50,000	42,077
4.00%, 08/01/47 (a)	100,000	78,114
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	73,287
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	125,338
3.38%, 04/15/26 (a)	150,000	142,959
4.00%, 03/01/29 (a)	150,000	140,568
3.00%, 01/15/30 (a)	100,000	86,280
1.65%, 01/15/31 (a)	150,000	115,055
2.65%, 03/15/32 (a)	150,000	120,992
2.65%, 09/01/50 (a)	100,000	56,687
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	81,304
2.35%, 03/15/32 (a)	150,000	117,710
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	150,000	135,319
3.25%, 07/15/27 (a)	100,000	91,621
3.50%, 06/01/30 (a)	100,000	87,566
4.50%, 12/01/44 (a)	100,000	78,973
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	150,000	128,730
2.00%, 03/15/31 (a)	100,000	76,974
2.05%, 03/15/31 (a)	150,000	112,865
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	100,000	92,508
Healthpeak Properties Interim, Inc.
3.40%, 02/01/25 (a)	100,000	96,717
3.25%, 07/15/26 (a)	200,000	187,866
3.50%, 07/15/29 (a)	150,000	136,651
3.00%, 01/15/30 (a)	100,000	87,348
2.88%, 01/15/31 (a)	250,000	212,865
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	84,388
3.05%, 02/15/30 (a)	100,000	77,380
2.60%, 02/01/31 (a)	150,000	108,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	105,000	101,551
3.38%, 12/15/29 (a)	150,000	127,769
3.50%, 09/15/30 (a)	225,000	190,712
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	75,000	59,193
4.65%, 04/01/29 (a)	100,000	72,159
3.25%, 01/15/30 (a)	100,000	64,240
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	168,596
2.00%, 08/15/31 (a)	100,000	76,343
4.15%, 04/15/32 (a)	100,000	89,881
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	87,944
4.25%, 08/15/29 (a)	120,000	102,328
3.05%, 02/15/30 (a)	150,000	114,843
2.50%, 11/15/32 (a)	150,000	99,857
Kimco Realty Corp.
3.30%, 02/01/25 (a)	100,000	96,229
2.80%, 10/01/26 (a)	100,000	91,923
1.90%, 03/01/28 (a)	100,000	85,233
2.70%, 10/01/30 (a)	200,000	165,618
2.25%, 12/01/31 (a)	100,000	77,432
4.60%, 02/01/33 (a)	100,000	92,779
4.25%, 04/01/45 (a)	150,000	113,765
4.13%, 12/01/46 (a)	100,000	74,224
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	91,418
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	120,668
Life Storage LP
3.88%, 12/15/27 (a)	150,000	141,256
4.00%, 06/15/29 (a)	100,000	92,606
2.20%, 10/15/30 (a)	50,000	40,317
2.40%, 10/15/31 (a)	150,000	119,775
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	97,820
1.10%, 09/15/26 (a)	150,000	132,066
3.60%, 06/01/27 (a)	150,000	143,434
4.20%, 06/15/28 (a)	100,000	96,712
3.95%, 03/15/29 (a)	50,000	47,959
2.75%, 03/15/30 (a)	100,000	87,436
1.70%, 02/15/31 (a)	100,000	79,427
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	73,200
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	96,269
3.50%, 10/15/27 (a)	100,000	92,872
4.30%, 10/15/28 (a)	100,000	93,765
2.50%, 04/15/30 (a)	100,000	83,593
4.80%, 10/15/48 (a)	50,000	41,390
3.10%, 04/15/50 (a)	100,000	61,921
3.00%, 04/15/52 (a)	100,000	60,342
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	139,698
4.75%, 01/15/28 (a)	100,000	91,734
3.63%, 10/01/29 (a)	150,000	123,461
3.38%, 02/01/31 (a)	150,000	118,511
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	75,360
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	94,976
2.63%, 11/01/31 (a)	100,000	78,223
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	110,928

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prologis LP
3.25%, 06/30/26 (a)	230,000	220,692
2.13%, 04/15/27 (a)	150,000	136,935
3.88%, 09/15/28 (a)	150,000	143,818
4.38%, 02/01/29 (a)	50,000	48,648
2.88%, 11/15/29 (a)	50,000	44,349
2.25%, 04/15/30 (a)	200,000	170,060
1.75%, 07/01/30 (a)	150,000	121,142
1.25%, 10/15/30 (a)	100,000	77,880
1.63%, 03/15/31 (a)	100,000	80,558
2.25%, 01/15/32 (a)	100,000	81,378
4.75%, 06/15/33 (a)	150,000	146,853
3.05%, 03/01/50 (a)	50,000	34,307
3.00%, 04/15/50 (a)	150,000	100,728
2.13%, 10/15/50 (a)	150,000	84,056
Public Storage
0.88%, 02/15/26 (a)	125,000	112,273
1.50%, 11/09/26 (a)	150,000	135,075
3.09%, 09/15/27 (a)	50,000	47,094
1.85%, 05/01/28 (a)	150,000	131,029
3.39%, 05/01/29 (a)	150,000	139,977
2.30%, 05/01/31 (a)	100,000	83,832
2.25%, 11/09/31 (a)	100,000	82,323
Realty Income Corp.
3.88%, 04/15/25 (a)	150,000	146,149
0.75%, 03/15/26 (a)	150,000	132,537
4.88%, 06/01/26 (a)	100,000	99,408
4.13%, 10/15/26 (a)	100,000	97,520
3.00%, 01/15/27 (a)	180,000	167,530
3.95%, 08/15/27 (a)	150,000	143,796
3.40%, 01/15/28 (a)	100,000	93,326
2.20%, 06/15/28 (a)	100,000	87,611
3.10%, 12/15/29 (a)	100,000	89,318
3.25%, 01/15/31 (a)	200,000	175,066
5.63%, 10/13/32 (a)	150,000	153,193
2.85%, 12/15/32 (a)	150,000	123,408
1.80%, 03/15/33 (a)	100,000	73,542
4.65%, 03/15/47 (a)	150,000	133,480
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	141,483
3.70%, 06/15/30 (a)	100,000	90,173
4.40%, 02/01/47 (a)	100,000	80,716
4.65%, 03/15/49 (a)	75,000	62,429
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	90,578
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	117,380
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	123,818
3.20%, 12/01/31 (a)	150,000	111,242
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	77,289
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	238,942
3.38%, 10/01/24 (a)	200,000	194,434
3.50%, 09/01/25 (a)	250,000	241,327
3.30%, 01/15/26 (a)	100,000	95,888
3.25%, 11/30/26 (a)	250,000	236,062
3.38%, 12/01/27 (a)	150,000	139,818
2.45%, 09/13/29 (a)	250,000	213,637
2.65%, 07/15/30 (a)	150,000	127,876
2.20%, 02/01/31 (a)	150,000	122,138
2.25%, 01/15/32 (a)	200,000	157,048
2.65%, 02/01/32 (a)	100,000	81,511
6.75%, 02/01/40 (a)	100,000	108,967
4.25%, 11/30/46 (a)	150,000	119,808
3.25%, 09/13/49 (a)	150,000	99,402
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 07/15/50 (a)	250,000	184,497
5.85%, 03/08/53 (a)	150,000	146,874
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	141,775
4.70%, 06/01/27 (a)	100,000	92,475
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	95,506
2.10%, 03/15/28 (a)	100,000	84,270
3.40%, 01/15/30 (a)	50,000	42,559
3.20%, 02/15/31 (a)	150,000	123,521
2.70%, 02/15/32 (a)	75,000	57,895
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	86,486
4.63%, 03/15/29 (a)	100,000	86,500
2.70%, 12/01/31 (a)	100,000	69,142
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	84,852
2.70%, 07/15/31 (a)	100,000	78,895
4.20%, 04/15/32 (a)	100,000	87,574
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	90,800
2.75%, 09/01/31 (a)	100,000	71,951
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	138,847
3.50%, 01/15/28 (a)	100,000	92,189
3.20%, 01/15/30 (a)	150,000	132,115
3.00%, 08/15/31 (a)	100,000	84,965
2.10%, 08/01/32 (a)	150,000	115,353
1.90%, 03/15/33 (a)	150,000	110,850
Ventas Realty LP
2.65%, 01/15/25 (a)	100,000	94,425
3.50%, 02/01/25 (a)	150,000	144,378
3.25%, 10/15/26 (a)	100,000	92,521
3.85%, 04/01/27 (a)	150,000	141,822
4.00%, 03/01/28 (a)	100,000	93,540
4.40%, 01/15/29 (a)	250,000	236,025
4.75%, 11/15/30 (a)	100,000	95,324
5.70%, 09/30/43 (a)	100,000	94,043
4.38%, 02/01/45 (a)	100,000	79,138
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	139,200
2.15%, 06/01/26 (a)	100,000	82,156
Welltower, Inc.
4.00%, 06/01/25 (a)	300,000	291,072
4.25%, 04/01/26 (a)	150,000	146,455
4.25%, 04/15/28 (a)	100,000	95,291
4.13%, 03/15/29 (a)	150,000	139,746
2.75%, 01/15/31 (a)	150,000	123,734
2.75%, 01/15/32 (a)	100,000	80,953
3.85%, 06/15/32 (a)	150,000	131,977
6.50%, 03/15/41 (a)	150,000	152,704
4.95%, 09/01/48 (a)	100,000	88,800
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	97,287
4.25%, 10/01/26 (a)	150,000	145,386
2.40%, 02/01/31 (a)	200,000	160,572
2.25%, 04/01/33 (a)	100,000	74,926
		28,432,796
		349,933,605

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 14.3%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	232,337
2.05%, 05/15/30 (a)	200,000	171,264
2.70%, 05/15/40 (a)	150,000	111,675
2.80%, 05/15/50 (a)	200,000	140,680
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,034
5.45%, 12/01/44 (a)	50,000	46,438
5.65%, 06/01/52 (a)	100,000	92,287
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	171,810
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	200,000	207,224
4.25%, 07/16/29	100,000	95,599
6.80%, 11/29/32 (a)	150,000	155,087
7.00%, 10/15/39	100,000	103,699
6.75%, 03/01/41 (e)	200,000	201,020
Barrick Gold Corp.
6.45%, 10/15/35	150,000	160,659
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	101,191
5.75%, 05/01/43	150,000	153,041
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	150,000	155,922
BHP Billiton Finance (USA) Ltd.
4.88%, 02/27/26	200,000	200,922
6.42%, 03/01/26	150,000	155,708
4.75%, 02/28/28 (a)	200,000	201,416
4.13%, 02/24/42	95,000	84,112
5.00%, 09/30/43	450,000	442,201
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	139,791
Celanese US Holdings LLC
5.90%, 07/05/24	350,000	349,639
6.05%, 03/15/25	300,000	301,365
1.40%, 08/05/26 (a)	100,000	87,188
6.17%, 07/15/27 (a)	350,000	352,635
6.33%, 07/15/29 (a)	200,000	201,502
6.38%, 07/15/32 (a)	100,000	101,314
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,978
CF Industries, Inc.
5.15%, 03/15/34	200,000	189,856
4.95%, 06/01/43	100,000	83,714
5.38%, 03/15/44	150,000	131,850
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	200,000	197,946
4.73%, 11/15/28 (a)	400,000	397,880
5.32%, 11/15/38 (a)	250,000	246,532
5.42%, 11/15/48 (a)	400,000	392,628
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	145,461
4.50%, 12/01/28 (a)	150,000	145,299
4.80%, 09/01/42 (a)	100,000	86,762
4.65%, 10/15/44 (a)	100,000	83,202
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	141,945
1.65%, 02/01/27 (a)	100,000	90,691
3.25%, 12/01/27 (a)	150,000	143,297
4.80%, 03/24/30 (a)	200,000	201,946
1.30%, 01/30/31 (a)	100,000	78,929
2.13%, 02/01/32 (a)	150,000	124,061
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 08/15/50 (a)	100,000	58,527
2.70%, 12/15/51 (a)	150,000	97,128
2.75%, 08/18/55 (a)	150,000	93,731
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	187,368
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	201,598
FMC Corp.
3.20%, 10/01/26 (a)	100,000	93,507
3.45%, 10/01/29 (a)	100,000	88,759
4.50%, 10/01/49 (a)	100,000	77,973
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	146,903
4.13%, 03/01/28 (a)	200,000	187,674
5.25%, 09/01/29 (a)	100,000	98,087
4.63%, 08/01/30 (a)	200,000	188,168
5.40%, 11/14/34 (a)	100,000	96,025
5.45%, 03/15/43 (a)	300,000	272,376
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	173,448
8.88%, 05/15/31	100,000	124,734
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	91,190
2.95%, 06/15/31 (a)	100,000	79,930
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	94,650
4.38%, 06/01/47 (a)	100,000	76,095
5.00%, 09/26/48 (a)	150,000	124,613
International Paper Co.
7.30%, 11/15/39	100,000	112,883
6.00%, 11/15/41 (a)	100,000	101,493
4.80%, 06/15/44 (a)	200,000	176,964
5.15%, 05/15/46 (a)	100,000	92,417
4.40%, 08/15/47 (a)	100,000	84,092
4.35%, 08/15/48 (a)	100,000	83,158
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,627
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	48,126
4.70%, 12/05/25 (a)	150,000	150,101
3.20%, 01/30/26 (a)	150,000	145,923
1.10%, 08/10/30 (a)	200,000	158,538
2.00%, 08/10/50 (a)	150,000	84,959
LYB International Finance BV
5.25%, 07/15/43	150,000	134,241
4.88%, 03/15/44 (a)	150,000	129,681
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	143,286
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	181,894
2.25%, 10/01/30 (a)	100,000	81,738
3.38%, 10/01/40 (a)	150,000	107,907
4.20%, 10/15/49 (a)	100,000	74,790
4.20%, 05/01/50 (a)	250,000	187,137
3.63%, 04/01/51 (a)	250,000	171,125
3.80%, 10/01/60 (a)	100,000	66,093
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	79,611
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	82,527
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	87,256
2.25%, 10/01/30 (a)	200,000	166,022
2.60%, 07/15/32 (a)	200,000	164,256
5.88%, 04/01/35	100,000	103,784

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/15/42 (a)	330,000	306,164
5.45%, 06/09/44 (a)	100,000	99,596
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	234,817
3.95%, 05/01/28 (a)	150,000	143,760
2.70%, 06/01/30 (a)	250,000	218,120
3.13%, 04/01/32 (a)	100,000	87,185
6.40%, 12/01/37	50,000	56,042
3.85%, 04/01/52 (a)	100,000	76,972
2.98%, 12/15/55 (a)	200,000	125,300
Nutrien Ltd.
5.90%, 11/07/24	100,000	100,632
5.95%, 11/07/25	150,000	153,003
4.00%, 12/15/26 (a)	100,000	96,712
4.20%, 04/01/29 (a)	100,000	95,316
5.88%, 12/01/36	50,000	51,852
5.63%, 12/01/40	100,000	96,946
6.13%, 01/15/41 (a)	145,000	148,596
4.90%, 06/01/43 (a)	100,000	89,339
5.25%, 01/15/45 (a)	50,000	46,139
5.00%, 04/01/49 (a)	100,000	88,983
3.95%, 05/13/50 (a)	150,000	113,799
5.80%, 03/27/53 (a)	150,000	147,961
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	94,782
3.00%, 12/15/29 (a)	150,000	132,893
4.05%, 12/15/49 (a)	100,000	78,965
3.05%, 10/01/51 (a)	150,000	97,679
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	96,339
1.20%, 03/15/26 (a)	100,000	90,194
2.80%, 08/15/29 (a)	100,000	89,103
2.55%, 06/15/30 (a)	200,000	171,484
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	163,746
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	115,570
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	111,446
5.20%, 11/02/40	250,000	251,077
2.75%, 11/02/51 (a)	250,000	166,403
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	100,000	94,857
4.13%, 08/21/42 (a)	200,000	174,570
5.13%, 03/09/53 (a)	200,000	198,948
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	142,317
4.55%, 03/01/29 (a)	100,000	94,751
4.25%, 01/15/48 (a)	100,000	76,055
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,720
7.50%, 07/27/35	150,000	171,582
6.75%, 04/16/40	200,000	217,284
5.25%, 11/08/42	250,000	233,540
5.88%, 04/23/45	250,000	254,187
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	95,707
2.40%, 06/15/25 (a)	100,000	94,019
5.00%, 12/15/26 (a)	100,000	98,806
1.65%, 10/15/27 (a)	100,000	86,003
3.45%, 04/15/30 (a)	100,000	89,039
3.25%, 10/15/50 (a)	150,000	98,340
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	85,088
6.00%, 01/15/29 (a)	200,000	197,976
5.00%, 01/15/30 (a)	200,000	186,748
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/15/31 (a)	250,000	212,435
3.13%, 01/15/32 (a)	200,000	158,792
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	183,480
6.00%, 08/15/40 (a)	95,000	92,594
5.20%, 03/01/42 (a)	100,000	89,800
5.40%, 02/01/43 (a)	100,000	90,827
The Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,531
7.38%, 11/01/29	174,000	193,947
2.10%, 11/15/30 (a)	250,000	207,830
6.30%, 03/15/33 (a)	100,000	107,657
4.25%, 10/01/34 (a)	50,000	45,643
9.40%, 05/15/39	100,000	133,615
5.25%, 11/15/41 (a)	100,000	94,801
4.38%, 11/15/42 (a)	250,000	209,937
4.63%, 10/01/44 (a)	100,000	86,090
5.55%, 11/30/48 (a)	150,000	143,799
4.80%, 05/15/49 (a)	150,000	128,679
3.60%, 11/15/50 (a)	250,000	182,010
6.90%, 05/15/53 (a)	150,000	167,334
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	239,282
4.88%, 11/15/41 (a)	100,000	84,835
5.63%, 11/15/43 (a)	100,000	92,019
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	97,620
3.45%, 08/01/25 (a)	200,000	192,930
4.25%, 08/08/25	100,000	98,513
3.45%, 06/01/27 (a)	250,000	237,687
2.95%, 08/15/29 (a)	200,000	177,398
2.30%, 05/15/30 (a)	100,000	84,221
2.20%, 03/15/32 (a)	150,000	120,483
4.00%, 12/15/42 (a)	100,000	80,443
4.50%, 06/01/47 (a)	200,000	170,972
3.80%, 08/15/49 (a)	100,000	75,319
3.30%, 05/15/50 (a)	100,000	68,922
2.90%, 03/15/52 (a)	100,000	62,458
Vale Overseas Ltd.
6.25%, 08/10/26	250,000	258,512
3.75%, 07/08/30 (a)	300,000	265,530
6.88%, 11/21/36	350,000	364,794
6.88%, 11/10/39	200,000	206,698
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	95,156
3.38%, 06/15/30 (a)	100,000	87,677
5.00%, 08/15/46 (a)	100,000	85,879
4.38%, 11/15/47 (a)	100,000	77,954
3.13%, 08/15/51 (a)	125,000	77,295
3.38%, 08/15/61 (a)	100,000	60,441
WestRock MWV LLC
7.95%, 02/15/31	150,000	171,982
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	106,961
4.00%, 11/15/29 (a)	150,000	139,782
4.00%, 04/15/30 (a)	150,000	138,782
7.38%, 03/15/32	100,000	112,428
3.38%, 03/09/33 (a)	100,000	86,408
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	96,778
4.65%, 03/15/26 (a)	250,000	245,262
4.00%, 03/15/28 (a)	150,000	142,034
3.90%, 06/01/28 (a)	100,000	94,677
4.90%, 03/15/29 (a)	100,000	97,642
3.00%, 06/15/33 (a)	250,000	202,932

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	50,000	39,787
		28,824,596
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	150,000	142,707
2.65%, 04/15/25 (a)	150,000	143,845
3.00%, 08/07/25	100,000	96,410
2.88%, 10/15/27 (a)	100,000	92,284
3.63%, 09/14/28 (a)	150,000	141,215
3.38%, 03/01/29 (a)(f)	200,000	184,404
3.05%, 04/15/30 (a)	200,000	178,132
3.88%, 06/15/44	100,000	78,907
3.13%, 09/19/46 (a)	100,000	67,559
3.63%, 10/15/47 (a)	150,000	109,629
4.00%, 09/14/48 (a)(f)	150,000	120,221
3.25%, 08/26/49 (a)	200,000	136,322
3.70%, 04/15/50 (a)	100,000	75,083
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	196,534
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	80,302
Allegion PLC
3.50%, 10/01/29 (a)	100,000	89,441
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	144,696
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	143,220
4.50%, 05/15/28 (a)	100,000	96,647
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	83,495
2.69%, 05/25/31 (a)	150,000	122,964
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	94,702
2.80%, 02/15/30 (a)	150,000	132,599
2.20%, 09/15/31 (a)	200,000	163,632
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	85,532
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	94,595
2.65%, 04/30/30 (a)	100,000	84,486
2.25%, 02/15/32 (a)	100,000	78,731
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	317,422
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	143,445
2.75%, 03/01/30 (a)	150,000	127,446
2.20%, 03/01/32 (a)	100,000	78,164
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	213,273
2.49%, 02/15/27 (a)	56,000	51,359
2.72%, 02/15/30 (a)	400,000	344,868
2.70%, 02/15/31 (a)(c)	150,000	127,029
3.38%, 04/05/40 (a)	300,000	226,458
3.58%, 04/05/50 (a)(c)	325,000	234,211
Caterpillar Financial Services Corp.
3.30%, 06/09/24	200,000	196,362
0.60%, 09/13/24	150,000	141,972
2.15%, 11/08/24	150,000	144,273
3.25%, 12/01/24	100,000	97,529
4.90%, 01/17/25	150,000	150,117
3.40%, 05/13/25	200,000	194,876
1.45%, 05/15/25	300,000	281,595
0.80%, 11/13/25	200,000	182,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 08/09/26	162,000	151,770
1.15%, 09/14/26	250,000	224,345
3.60%, 08/12/27	150,000	145,429
1.10%, 09/14/27	250,000	217,792
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	90,834
2.60%, 04/09/30 (a)	200,000	178,162
1.90%, 03/12/31 (a)	200,000	167,720
5.20%, 05/27/41	150,000	155,731
3.80%, 08/15/42	350,000	303,873
4.30%, 05/15/44 (a)	100,000	93,132
3.25%, 09/19/49 (a)	100,000	77,574
3.25%, 04/09/50 (a)	250,000	194,367
4.75%, 05/15/64 (a)	100,000	94,338
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	250,000	229,422
1.45%, 07/15/26 (a)	100,000	88,851
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	94,610
Deere & Co.
2.75%, 04/15/25 (a)	150,000	144,918
5.38%, 10/16/29	112,000	117,526
3.10%, 04/15/30 (a)	150,000	137,558
3.90%, 06/09/42 (a)	300,000	268,824
2.88%, 09/07/49 (a)	100,000	74,251
3.75%, 04/15/50 (a)	150,000	131,024
Dover Corp.
3.15%, 11/15/25 (a)	150,000	143,470
5.38%, 03/01/41 (a)	100,000	98,991
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	122,433
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	142,305
4.00%, 11/02/32	96,000	90,919
4.15%, 03/15/33 (a)	200,000	191,394
4.15%, 11/02/42	150,000	131,121
3.92%, 09/15/47 (a)	100,000	83,643
4.70%, 08/23/52 (a)	100,000	94,417
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	133,239
1.80%, 10/15/27 (a)	150,000	134,042
2.00%, 12/21/28 (a)	200,000	175,280
2.20%, 12/21/31 (a)	200,000	166,154
5.25%, 11/15/39	100,000	102,084
2.75%, 10/15/50 (a)	100,000	65,434
2.80%, 12/21/51 (a)	200,000	131,724
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	217,687
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	142,387
4.30%, 06/15/46 (a)	80,000	63,676
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	174,726
4.50%, 03/25/52 (a)	100,000	74,842
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	242,750
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	96,003
4.42%, 11/15/35	200,000	190,000
General Dynamics Corp.
2.38%, 11/15/24 (a)	250,000	240,807
3.25%, 04/01/25 (a)	100,000	97,322
3.50%, 05/15/25 (a)	100,000	98,040
1.15%, 06/01/26 (a)	100,000	91,107
3.50%, 04/01/27 (a)	100,000	96,409
3.75%, 05/15/28 (a)	300,000	290,094

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/30 (a)	150,000	141,123
2.25%, 06/01/31 (a)	100,000	84,470
4.25%, 04/01/40 (a)	100,000	91,723
2.85%, 06/01/41 (a)	100,000	75,326
3.60%, 11/15/42 (a)	150,000	124,578
4.25%, 04/01/50 (a)	50,000	45,304
General Electric Co.
6.75%, 03/15/32	200,000	225,876
5.88%, 01/14/38	100,000	107,549
6.88%, 01/10/39	100,000	117,655
4.35%, 05/01/50 (a)	150,000	129,299
Honeywell International, Inc.
1.35%, 06/01/25 (a)	300,000	281,226
2.50%, 11/01/26 (a)	300,000	283,125
1.10%, 03/01/27 (a)	200,000	178,246
4.25%, 01/15/29 (a)	200,000	197,748
2.70%, 08/15/29 (a)	150,000	135,963
1.95%, 06/01/30 (a)	200,000	168,830
1.75%, 09/01/31 (a)	150,000	121,545
5.00%, 02/15/33 (a)	325,000	334,792
4.50%, 01/15/34 (a)	200,000	197,140
5.70%, 03/15/37	100,000	107,836
3.81%, 11/21/47 (a)	150,000	127,067
2.80%, 06/01/50 (a)	150,000	109,260
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	93,801
2.30%, 03/15/31 (a)	100,000	82,702
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	193,832
3.48%, 12/01/27 (a)	100,000	92,527
4.20%, 05/01/30 (a)	100,000	93,185
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	172,306
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	189,432
3.90%, 09/01/42 (a)	300,000	263,511
John Deere Capital Corp.
0.45%, 06/07/24	250,000	238,532
3.35%, 06/12/24	100,000	98,153
4.55%, 10/11/24	150,000	149,829
2.05%, 01/09/25	100,000	95,779
2.13%, 03/07/25	200,000	190,888
3.45%, 03/13/25	200,000	195,584
3.40%, 06/06/25	50,000	48,776
4.80%, 01/09/26	200,000	201,428
0.70%, 01/15/26	100,000	90,695
2.65%, 06/10/26	200,000	189,456
1.05%, 06/17/26	250,000	226,365
1.30%, 10/13/26	100,000	89,874
1.70%, 01/11/27	200,000	181,924
1.75%, 03/09/27	200,000	181,408
4.15%, 09/15/27	200,000	197,522
3.05%, 01/06/28	50,000	47,331
4.75%, 01/20/28	200,000	202,210
1.50%, 03/06/28	150,000	130,994
3.45%, 03/07/29	100,000	95,361
2.80%, 07/18/29	150,000	136,616
2.45%, 01/09/30	100,000	87,967
1.45%, 01/15/31	200,000	160,868
2.00%, 06/17/31	100,000	82,939
4.35%, 09/15/32	250,000	246,175
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	191,266
6.00%, 01/15/36	100,000	104,893
4.63%, 07/02/44 (a)	95,000	84,236
5.13%, 09/14/45 (a)	69,000	65,060
4.95%, 07/02/64 (a)	100,000	87,045
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	122,151
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	96,626
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	145,998
4.40%, 06/15/28 (a)	300,000	292,090
2.90%, 12/15/29 (a)	150,000	132,011
1.80%, 01/15/31 (a)	200,000	159,786
6.15%, 12/15/40	95,000	99,839
5.05%, 04/27/45 (a)	100,000	92,337
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	97,403
3.50%, 11/15/27 (a)	100,000	93,285
4.40%, 03/15/29 (a)	100,000	96,337
3.50%, 11/15/51 (a)	100,000	71,731
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	92,007
1.70%, 08/01/27 (a)	150,000	131,912
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	220,309
5.10%, 11/15/27 (a)	150,000	154,492
3.90%, 06/15/32 (a)	200,000	189,124
5.25%, 01/15/33 (a)	150,000	156,454
4.75%, 02/15/34 (a)	150,000	150,139
3.60%, 03/01/35 (a)	100,000	90,326
4.50%, 05/15/36 (a)	150,000	146,685
6.15%, 09/01/36	100,000	111,392
5.72%, 06/01/40	100,000	107,295
4.07%, 12/15/42	200,000	177,156
3.80%, 03/01/45 (a)	150,000	125,390
4.70%, 05/15/46 (a)	250,000	241,545
2.80%, 06/15/50 (a)	150,000	105,629
4.09%, 09/15/52 (a)	188,000	162,142
4.15%, 06/15/53 (a)	150,000	130,250
5.70%, 11/15/54 (a)	150,000	163,162
5.20%, 02/15/55 (a)	150,000	151,777
4.30%, 06/15/62 (a)	150,000	130,925
5.90%, 11/15/63 (a)	150,000	167,458
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,658
3.45%, 06/01/27 (a)	50,000	47,335
3.50%, 12/15/27 (a)	50,000	47,440
2.50%, 03/15/30 (a)	100,000	84,485
2.40%, 07/15/31 (a)	200,000	163,714
4.25%, 12/15/47 (a)	100,000	82,467
3.20%, 07/15/51 (a)	150,000	102,743
Masco Corp.
2.00%, 10/01/30 (a)	250,000	198,477
2.00%, 02/15/31 (a)	125,000	99,033
4.50%, 05/15/47 (a)	100,000	80,257
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	143,997
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	350,000	337,487
3.20%, 02/01/27 (a)	100,000	95,463
3.25%, 01/15/28 (a)	400,000	377,144
4.40%, 05/01/30 (a)	150,000	147,333
4.70%, 03/15/33 (a)	150,000	147,570
5.15%, 05/01/40 (a)	100,000	98,044
5.05%, 11/15/40	100,000	97,007
4.75%, 06/01/43	150,000	138,369
4.03%, 10/15/47 (a)	400,000	336,012
5.25%, 05/01/50 (a)	200,000	200,002
4.95%, 03/15/53 (a)	150,000	143,128
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	142,094

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	88,130
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	189,078
2.29%, 04/05/27 (a)	100,000	91,480
2.57%, 02/15/30 (a)	250,000	216,430
3.11%, 02/15/40 (a)	225,000	171,193
3.36%, 02/15/50 (a)	125,000	90,190
Owens Corning
4.20%, 12/01/24 (a)	150,000	147,321
3.95%, 08/15/29 (a)	200,000	187,292
3.88%, 06/01/30 (a)	100,000	92,218
4.30%, 07/15/47 (a)	100,000	81,816
4.40%, 01/30/48 (a)	100,000	82,194
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	97,271
3.65%, 06/15/24	250,000	245,282
3.30%, 11/21/24 (a)	100,000	96,983
3.25%, 03/01/27 (a)	150,000	141,984
4.25%, 09/15/27 (a)	200,000	195,172
3.25%, 06/14/29 (a)	150,000	137,643
4.50%, 09/15/29 (a)	200,000	195,654
4.20%, 11/21/34 (a)	150,000	138,687
6.25%, 05/15/38	50,000	54,450
4.45%, 11/21/44 (a)	100,000	89,331
4.10%, 03/01/47 (a)	100,000	84,300
4.00%, 06/14/49 (a)	100,000	82,586
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	71,621
5.90%, 07/15/32 (a)	50,000	50,454
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	97,147
3.90%, 01/15/43 (a)	100,000	84,888
4.38%, 06/15/45 (a)	100,000	89,250
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	250,000	245,527
2.65%, 11/01/26 (a)	150,000	140,565
3.50%, 03/15/27 (a)	250,000	239,695
3.13%, 05/04/27 (a)	200,000	189,516
4.13%, 11/16/28 (a)	600,000	581,250
7.50%, 09/15/29	100,000	114,077
2.25%, 07/01/30 (a)	150,000	127,199
1.90%, 09/01/31 (a)	200,000	160,870
2.38%, 03/15/32 (a)	200,000	165,650
5.15%, 02/27/33 (a)	200,000	203,632
6.05%, 06/01/36	100,000	107,952
6.13%, 07/15/38	100,000	109,413
4.45%, 11/16/38 (a)	200,000	185,792
5.70%, 04/15/40	100,000	103,090
4.88%, 10/15/40 (c)	50,000	47,426
4.70%, 12/15/41	100,000	92,395
4.50%, 06/01/42	500,000	457,215
4.80%, 12/15/43 (a)	50,000	46,399
4.15%, 05/15/45 (a)	100,000	84,786
3.75%, 11/01/46 (a)	150,000	119,534
4.35%, 04/15/47 (a)	150,000	131,082
4.05%, 05/04/47 (a)	100,000	83,915
4.63%, 11/16/48 (a)	350,000	320,582
3.13%, 07/01/50 (a)	200,000	142,014
2.82%, 09/01/51 (a)	200,000	131,980
3.03%, 03/15/52 (a)	200,000	138,480
5.38%, 02/27/53 (a)	200,000	202,750
Regal Rexnord Corp.
6.05%, 04/15/28 (a)(c)	200,000	198,082
6.30%, 02/15/30 (a)(c)	200,000	199,892
6.40%, 04/15/33 (a)(c)	250,000	247,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
2.50%, 08/15/24 (a)	100,000	96,751
0.88%, 11/15/25 (a)	200,000	181,594
2.90%, 07/01/26 (a)	200,000	189,192
3.38%, 11/15/27 (a)	150,000	142,795
3.95%, 05/15/28 (a)	100,000	96,408
4.88%, 04/01/29 (a)	300,000	301,416
2.30%, 03/01/30 (a)	200,000	171,802
1.45%, 02/15/31 (a)	250,000	197,382
3.05%, 03/01/50 (a)	100,000	70,303
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	95,701
1.75%, 08/15/31 (a)	100,000	81,279
4.20%, 03/01/49 (a)	100,000	88,635
2.80%, 08/15/61 (a)	100,000	64,313
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	87,084
3.10%, 05/01/50 (a)	100,000	73,691
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	174,532
5.75%, 11/01/40 (a)	150,000	148,870
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	238,285
2.30%, 03/15/30 (a)	200,000	164,262
5.20%, 09/01/40	100,000	91,217
4.85%, 11/15/48 (a)	150,000	125,382
2.75%, 11/15/50 (a)	100,000	58,248
4.00%, 03/15/60 (a)(b)	100,000	75,009
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	500,000	442,240
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	97,572
3.38%, 03/01/28 (a)	100,000	92,343
3.00%, 06/01/30 (a)	100,000	88,229
2.45%, 03/15/31 (a)	250,000	209,055
The Boeing Co.
4.88%, 05/01/25 (a)	600,000	595,614
2.60%, 10/30/25 (a)	50,000	46,943
2.75%, 02/01/26 (a)	250,000	234,335
2.20%, 02/04/26 (a)	950,000	877,201
3.10%, 05/01/26 (a)	150,000	141,456
2.25%, 06/15/26 (a)	50,000	45,735
2.70%, 02/01/27 (a)	200,000	183,776
2.80%, 03/01/27 (a)	100,000	91,588
5.04%, 05/01/27 (a)	300,000	297,825
3.25%, 02/01/28 (a)	250,000	230,677
3.45%, 11/01/28 (a)	150,000	136,682
3.20%, 03/01/29 (a)	150,000	135,254
2.95%, 02/01/30 (a)	150,000	131,072
5.15%, 05/01/30 (a)	800,000	793,768
3.63%, 02/01/31 (a)	250,000	226,412
3.60%, 05/01/34 (a)	100,000	84,781
3.25%, 02/01/35 (a)	150,000	120,888
6.63%, 02/15/38	100,000	107,373
3.55%, 03/01/38 (a)	100,000	77,706
3.50%, 03/01/39 (a)	150,000	113,202
6.88%, 03/15/39	80,000	87,866
5.88%, 02/15/40	100,000	99,890
5.71%, 05/01/40 (a)	550,000	542,965
3.65%, 03/01/47 (a)	50,000	35,338
3.63%, 03/01/48 (a)	50,000	34,895
3.85%, 11/01/48 (a)	100,000	73,042
3.90%, 05/01/49 (a)	100,000	75,102
3.75%, 02/01/50 (a)	175,000	129,313
5.81%, 05/01/50 (a)	800,000	786,248
3.83%, 03/01/59 (a)	100,000	69,639

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 08/01/59 (a)	150,000	108,039
5.93%, 05/01/60 (a)	600,000	585,414
The Timken Co.
4.50%, 12/15/28 (a)	100,000	96,489
4.13%, 04/01/32 (a)	100,000	90,927
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	100,000	101,896
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	100,000	95,829
5.75%, 06/15/43	100,000	101,552
4.30%, 02/21/48 (a)	150,000	125,304
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	146,064
3.50%, 03/21/26 (a)	50,000	47,896
3.80%, 03/21/29 (a)	100,000	94,256
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	88,341
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	178,106
2.95%, 04/01/31 (a)	100,000	78,988
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	243,252
3.50%, 06/01/30 (a)	50,000	45,218
4.50%, 06/15/47 (a)	150,000	128,972
4.70%, 03/01/48 (a)	100,000	88,592
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	97,423
3.50%, 05/01/29 (a)	100,000	92,813
2.60%, 02/01/30 (a)	150,000	130,550
3.20%, 06/01/32 (a)	100,000	87,322
4.20%, 01/15/33 (a)	50,000	47,163
3.05%, 04/01/50 (a)	100,000	67,866
2.95%, 01/15/52 (a)	200,000	133,426
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	242,887
0.75%, 11/15/25 (a)	100,000	90,750
3.15%, 11/15/27 (a)	200,000	189,498
1.15%, 03/15/28 (a)	100,000	85,230
4.15%, 04/15/32 (a)	200,000	192,358
4.10%, 03/01/45 (a)	112,000	96,856
4.15%, 07/15/49 (a)	100,000	87,718
2.50%, 11/15/50 (a)	250,000	157,540
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	95,068
3.45%, 11/15/26 (a)	100,000	94,273
4.95%, 09/15/28 (a)(e)	250,000	243,575
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	95,248
4.60%, 06/15/45 (a)	100,000	93,435
4.20%, 05/15/47 (a)	200,000	173,950
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,863
1.95%, 01/30/28 (a)	100,000	88,644
2.25%, 01/30/31 (a)	150,000	125,237
		55,302,454
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	144,222
1.35%, 09/15/30 (a)	100,000	80,042
4.50%, 06/15/47 (a)	100,000	90,012
2.50%, 09/15/50 (a)	250,000	158,067
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	185,134
2.88%, 05/07/30 (a)	200,000	175,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 07/21/32 (a)	200,000	194,554
6.38%, 03/01/35	200,000	218,532
6.13%, 03/30/40	230,000	244,978
4.38%, 07/16/42	200,000	176,012
4.38%, 04/22/49 (a)	200,000	174,404
American Tower Corp.
2.95%, 01/15/25 (a)	150,000	144,192
2.40%, 03/15/25 (a)	250,000	237,197
4.00%, 06/01/25 (a)	150,000	145,971
4.40%, 02/15/26 (a)	100,000	97,741
1.60%, 04/15/26 (a)	150,000	135,555
1.45%, 09/15/26 (a)	50,000	44,297
3.38%, 10/15/26 (a)	150,000	141,390
2.75%, 01/15/27 (a)	150,000	137,976
3.13%, 01/15/27 (a)	130,000	121,017
3.65%, 03/15/27 (a)	150,000	141,894
3.55%, 07/15/27 (a)	200,000	187,206
3.60%, 01/15/28 (a)	100,000	93,299
1.50%, 01/31/28 (a)	100,000	84,903
5.25%, 07/15/28 (a)	200,000	199,972
3.95%, 03/15/29 (a)	100,000	93,338
3.80%, 08/15/29 (a)	250,000	230,747
2.90%, 01/15/30 (a)	150,000	130,328
1.88%, 10/15/30 (a)	150,000	119,007
2.30%, 09/15/31 (a)	200,000	159,918
4.05%, 03/15/32 (a)	150,000	136,491
5.55%, 07/15/33 (a)	200,000	201,400
3.70%, 10/15/49 (a)	100,000	70,551
3.10%, 06/15/50 (a)	200,000	128,326
2.95%, 01/15/51 (a)	250,000	154,645
AT&T, Inc.
1.70%, 03/25/26 (a)	550,000	502,612
2.95%, 07/15/26 (a)	100,000	94,647
3.80%, 02/15/27 (a)	150,000	144,911
4.25%, 03/01/27 (a)	200,000	196,588
2.30%, 06/01/27 (a)	500,000	453,170
1.65%, 02/01/28 (a)	400,000	346,668
4.10%, 02/15/28 (a)	327,000	316,575
4.35%, 03/01/29 (a)	600,000	582,288
4.30%, 02/15/30 (a)	547,000	523,643
2.75%, 06/01/31 (a)	550,000	465,283
2.25%, 02/01/32 (a)	450,000	360,486
2.55%, 12/01/33 (a)	707,000	555,900
4.50%, 05/15/35 (a)	550,000	507,199
5.25%, 03/01/37 (a)	150,000	147,351
4.90%, 08/15/37 (a)	150,000	141,597
4.85%, 03/01/39 (a)	200,000	184,046
6.00%, 08/15/40 (a)	50,000	51,277
5.35%, 09/01/40	150,000	144,755
3.50%, 06/01/41 (a)	450,000	343,440
5.15%, 03/15/42	50,000	47,106
4.30%, 12/15/42 (a)	200,000	168,118
3.10%, 02/01/43 (a)	100,000	71,409
4.65%, 06/01/44 (a)	100,000	86,696
4.35%, 06/15/45 (a)	300,000	248,727
4.75%, 05/15/46 (a)	300,000	261,231
5.15%, 11/15/46 (a)	150,000	139,068
5.65%, 02/15/47 (a)	150,000	147,948
5.45%, 03/01/47 (a)	150,000	143,055
4.50%, 03/09/48 (a)	350,000	293,419
4.55%, 03/09/49 (a)	200,000	167,884
5.15%, 02/15/50 (a)	150,000	139,230
3.65%, 06/01/51 (a)	500,000	363,100
3.30%, 02/01/52 (a)	150,000	103,254
3.50%, 09/15/53 (a)	1,135,000	788,882
3.55%, 09/15/55 (a)	1,273,000	877,912
3.80%, 12/01/57 (a)	1,161,000	826,736
3.65%, 09/15/59 (a)	1,174,000	805,352

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 06/01/60 (a)	300,000	214,266
3.50%, 02/01/61 (a)	100,000	68,677
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	250,815
9.63%, 12/15/30 (e)	450,000	557,316
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	800,000	787,104
3.75%, 02/15/28 (a)	200,000	183,292
4.20%, 03/15/28 (a)	200,000	187,318
2.25%, 01/15/29 (a)	200,000	166,056
5.05%, 03/30/29 (a)	200,000	191,988
2.80%, 04/01/31 (a)	200,000	159,996
2.30%, 02/01/32 (a)	200,000	150,806
4.40%, 04/01/33 (a)	150,000	130,503
6.38%, 10/23/35 (a)	330,000	320,011
5.38%, 04/01/38 (a)	150,000	126,866
3.50%, 06/01/41 (a)	300,000	198,375
3.50%, 03/01/42 (a)	300,000	195,996
6.48%, 10/23/45 (a)	650,000	587,944
5.38%, 05/01/47 (a)	450,000	358,420
5.75%, 04/01/48 (a)	400,000	331,912
5.13%, 07/01/49 (a)	200,000	152,496
4.80%, 03/01/50 (a)	500,000	365,980
3.70%, 04/01/51 (a)	400,000	245,084
3.90%, 06/01/52 (a)	400,000	251,968
5.25%, 04/01/53 (a)	250,000	194,715
6.83%, 10/23/55 (a)	100,000	93,083
3.85%, 04/01/61 (a)	300,000	177,096
4.40%, 12/01/61 (a)	250,000	162,642
3.95%, 06/30/62 (a)	250,000	149,800
5.50%, 04/01/63 (a)	200,000	155,068
Comcast Corp.
3.38%, 08/15/25 (a)	150,000	145,872
3.95%, 10/15/25 (a)	500,000	491,670
5.25%, 11/07/25	150,000	152,002
3.15%, 03/01/26 (a)	450,000	434,596
2.35%, 01/15/27 (a)	300,000	277,776
3.30%, 02/01/27 (a)	300,000	287,127
3.30%, 04/01/27 (a)	200,000	190,984
5.35%, 11/15/27 (a)	150,000	154,428
3.15%, 02/15/28 (a)	350,000	329,045
3.55%, 05/01/28 (a)	200,000	190,166
4.15%, 10/15/28 (a)	750,000	731,910
4.55%, 01/15/29 (a)	200,000	199,334
2.65%, 02/01/30 (a)	300,000	264,744
3.40%, 04/01/30 (a)	250,000	231,227
4.25%, 10/15/30 (a)	350,000	339,353
1.95%, 01/15/31 (a)	300,000	246,666
1.50%, 02/15/31 (a)	300,000	238,539
5.50%, 11/15/32 (a)	200,000	209,808
4.25%, 01/15/33	250,000	239,352
7.05%, 03/15/33	150,000	174,025
4.80%, 05/15/33 (a)	200,000	199,568
4.20%, 08/15/34 (a)	250,000	235,125
5.65%, 06/15/35	100,000	105,570
4.40%, 08/15/35 (a)	100,000	94,797
6.50%, 11/15/35	145,000	163,109
3.20%, 07/15/36 (a)	100,000	82,937
6.45%, 03/15/37	100,000	111,717
3.90%, 03/01/38 (a)	250,000	217,857
4.60%, 10/15/38 (a)	200,000	186,930
6.55%, 07/01/39	50,000	56,193
3.25%, 11/01/39 (a)	200,000	157,482
3.75%, 04/01/40 (a)	275,000	229,963
4.65%, 07/15/42	100,000	92,152
4.75%, 03/01/44	50,000	45,983
4.60%, 08/15/45 (a)	100,000	89,944
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 07/15/46 (a)	200,000	149,978
4.00%, 08/15/47 (a)	100,000	82,339
3.97%, 11/01/47 (a)	400,000	328,092
4.00%, 03/01/48 (a)	200,000	165,740
4.70%, 10/15/48 (a)	375,000	346,744
4.00%, 11/01/49 (a)	400,000	325,892
3.45%, 02/01/50 (a)	300,000	224,709
2.80%, 01/15/51 (a)	350,000	229,250
2.89%, 11/01/51 (a)	794,000	523,317
2.45%, 08/15/52 (a)	300,000	180,384
4.05%, 11/01/52 (a)	202,000	165,206
5.35%, 05/15/53 (a)	250,000	248,810
2.94%, 11/01/56 (a)	1,001,000	641,261
4.95%, 10/15/58 (a)	150,000	141,582
2.65%, 08/15/62 (a)	200,000	116,974
2.99%, 11/01/63 (a)	789,000	489,290
5.50%, 05/15/64 (a)	250,000	248,087
Crown Castle International Corp.
3.20%, 09/01/24 (a)	200,000	194,162
1.35%, 07/15/25 (a)	200,000	184,088
4.45%, 02/15/26 (a)	195,000	191,656
3.70%, 06/15/26 (a)	100,000	95,860
1.05%, 07/15/26 (a)	150,000	132,050
2.90%, 03/15/27 (a)	200,000	184,870
3.65%, 09/01/27 (a)	200,000	188,522
3.80%, 02/15/28 (a)	150,000	141,188
4.30%, 02/15/29 (a)	100,000	95,571
3.10%, 11/15/29 (a)	100,000	88,515
3.30%, 07/01/30 (a)	150,000	132,572
2.25%, 01/15/31 (a)	200,000	163,964
2.10%, 04/01/31 (a)	200,000	161,228
2.50%, 07/15/31 (a)	150,000	124,077
2.90%, 04/01/41 (a)	250,000	173,035
4.75%, 05/15/47 (a)	100,000	85,688
5.20%, 02/15/49 (a)	50,000	45,705
4.15%, 07/01/50 (a)	50,000	38,979
3.25%, 01/15/51 (a)	200,000	133,378
Crown Castle, Inc.
4.80%, 09/01/28 (a)	200,000	196,826
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	600,000	722,562
9.25%, 06/01/32	150,000	191,760
Discovery Communications LLC
3.90%, 11/15/24 (a)	50,000	48,635
3.95%, 06/15/25 (a)	250,000	242,012
4.90%, 03/11/26 (a)	100,000	98,766
3.95%, 03/20/28 (a)	250,000	231,757
4.13%, 05/15/29 (a)	150,000	136,676
3.63%, 05/15/30 (a)	150,000	130,532
5.00%, 09/20/37 (a)	150,000	125,775
4.88%, 04/01/43	50,000	39,158
5.20%, 09/20/47 (a)	260,000	206,240
5.30%, 05/15/49 (a)	150,000	119,556
4.65%, 05/15/50 (a)	150,000	110,189
4.00%, 09/15/55 (a)	357,000	227,127
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	81,364
2.95%, 02/15/51 (a)	200,000	134,124
Fox Corp.
3.05%, 04/07/25 (a)	100,000	96,105
4.71%, 01/25/29 (a)	400,000	390,040
3.50%, 04/08/30 (a)	100,000	90,267
5.48%, 01/25/39 (a)	200,000	185,482
5.58%, 01/25/49 (a)	250,000	226,540

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grupo Televisa S.A.B.
6.63%, 01/15/40	200,000	209,136
5.00%, 05/13/45 (a)	300,000	258,447
6.13%, 01/31/46 (a)	200,000	199,762
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	116,907
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	432,765
4.60%, 05/15/28 (a)	250,000	249,940
4.80%, 05/15/30 (a)	200,000	200,638
3.85%, 08/15/32 (a)	500,000	464,010
4.95%, 05/15/33 (a)	300,000	299,376
4.45%, 08/15/52 (a)	500,000	422,935
5.60%, 05/15/53 (a)	400,000	400,356
4.65%, 08/15/62 (a)	250,000	212,960
5.75%, 05/15/63 (a)	300,000	299,073
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	105,901
4.45%, 01/15/43	130,000	116,132
Netflix, Inc.
5.88%, 02/15/25	150,000	151,901
4.38%, 11/15/26	175,000	172,415
4.88%, 04/15/28	275,000	273,509
5.88%, 11/15/28	325,000	337,701
6.38%, 05/15/29	125,000	132,729
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	84,483
4.20%, 06/01/30 (a)	100,000	94,626
2.60%, 08/01/31 (a)	200,000	166,988
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	241,275
Orange S.A.
9.00%, 03/01/31	400,000	497,528
5.38%, 01/13/42	150,000	149,427
5.50%, 02/06/44 (a)	150,000	153,790
Paramount Global
3.70%, 06/01/28 (a)	100,000	88,923
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	200,000	190,656
3.63%, 12/15/25 (a)	150,000	143,081
2.90%, 11/15/26 (a)	150,000	138,380
3.20%, 03/15/27 (a)(c)	250,000	233,035
3.80%, 03/15/32 (a)(c)	200,000	176,806
7.50%, 08/15/38	50,000	56,029
4.50%, 03/15/42 (a)(c)	150,000	124,704
4.50%, 03/15/43 (a)	100,000	82,774
5.45%, 10/01/43 (a)	100,000	92,224
5.00%, 03/15/44 (a)	180,000	160,947
4.30%, 02/15/48 (a)	100,000	77,513
4.35%, 05/01/49 (a)	250,000	195,680
3.70%, 11/15/49 (a)	150,000	105,477
4.55%, 03/15/52 (a)(c)	375,000	298,346
Sprint Capital Corp.
6.88%, 11/15/28	500,000	535,565
8.75%, 03/15/32	500,000	607,425
Sprint LLC
7.63%, 02/15/25 (a)	250,000	256,385
7.63%, 03/01/26 (a)	250,000	261,895
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	150,000	143,367
4.00%, 04/14/32 (a)	150,000	138,165
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,976
Telefonica Emisiones S.A.
4.10%, 03/08/27	300,000	290,340
7.05%, 06/20/36	365,000	398,292
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.67%, 03/06/38	150,000	126,644
5.21%, 03/08/47	500,000	420,665
4.90%, 03/06/48	150,000	120,797
5.52%, 03/01/49 (a)	300,000	261,378
Telefonica Europe BV
8.25%, 09/15/30	100,000	117,085
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	335,415
4.60%, 11/16/48 (a)	100,000	85,506
4.30%, 06/15/49 (a)	150,000	121,779
The Bell Telephone Co of Canada
2.15%, 02/15/32 (a)	100,000	81,052
4.46%, 04/01/48 (a)	200,000	171,140
4.30%, 07/29/49 (a)	100,000	82,962
3.65%, 03/17/51 (a)	100,000	75,363
3.20%, 02/15/52 (a)	125,000	85,400
3.65%, 08/15/52 (a)	150,000	112,251
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	96,460
4.75%, 03/30/30 (a)	100,000	97,335
2.40%, 03/01/31 (a)	100,000	82,153
3.38%, 03/01/41 (a)	100,000	72,633
5.40%, 10/01/48 (a)	100,000	93,330
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	143,943
3.35%, 03/24/25	250,000	244,010
3.70%, 10/15/25 (a)	200,000	195,764
1.75%, 01/13/26	300,000	279,570
3.70%, 03/23/27	250,000	243,812
2.20%, 01/13/28	200,000	181,912
2.00%, 09/01/29 (a)	400,000	343,512
3.80%, 03/22/30	200,000	189,496
2.65%, 01/13/31	450,000	391,441
6.55%, 03/15/33	100,000	112,458
6.20%, 12/15/34	150,000	165,693
6.40%, 12/15/35	230,000	257,379
6.15%, 03/01/37	50,000	54,457
6.65%, 11/15/37	200,000	229,256
4.63%, 03/23/40 (a)	200,000	190,072
3.50%, 05/13/40 (a)	350,000	287,539
5.40%, 10/01/43	50,000	50,587
4.75%, 09/15/44 (a)	150,000	139,361
4.95%, 10/15/45 (a)	100,000	95,654
4.75%, 11/15/46 (a)	100,000	93,402
2.75%, 09/01/49 (a)	350,000	233,373
4.70%, 03/23/50 (a)	300,000	280,446
3.60%, 01/13/51 (a)	450,000	347,058
3.80%, 05/13/60 (a)	250,000	194,497
Time Warner Cable LLC
6.55%, 05/01/37	150,000	143,129
7.30%, 07/01/38	300,000	306,129
6.75%, 06/15/39	250,000	236,852
5.88%, 11/15/40 (a)	224,000	193,935
5.50%, 09/01/41 (a)	250,000	206,905
4.50%, 09/15/42 (a)	200,000	148,018
Time Warner Entertainment Co. LP
8.38%, 07/15/33	200,000	221,912
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	484,965
1.50%, 02/15/26 (a)	250,000	227,145
2.25%, 02/15/26 (a)	300,000	278,295
2.63%, 04/15/26 (a)	250,000	233,290
3.75%, 04/15/27 (a)	750,000	712,522
4.75%, 02/01/28 (a)	300,000	294,579
2.05%, 02/15/28 (a)	300,000	262,080
4.95%, 03/15/28 (a)	150,000	149,490
4.80%, 07/15/28 (a)	150,000	148,137

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 02/15/29 (a)	150,000	131,324
2.40%, 03/15/29 (a)	100,000	86,666
3.38%, 04/15/29 (a)	400,000	362,832
3.88%, 04/15/30 (a)	1,300,000	1,205,880
2.55%, 02/15/31 (a)	500,000	418,570
2.88%, 02/15/31 (a)	200,000	170,858
3.50%, 04/15/31 (a)	400,000	357,048
2.25%, 11/15/31 (a)	100,000	80,477
2.70%, 03/15/32 (a)	200,000	166,046
5.20%, 01/15/33 (a)	300,000	300,408
5.05%, 07/15/33 (a)	200,000	197,330
4.38%, 04/15/40 (a)	350,000	307,674
3.00%, 02/15/41 (a)	450,000	325,350
4.50%, 04/15/50 (a)	500,000	426,560
3.30%, 02/15/51 (a)	550,000	380,495
3.40%, 10/15/52 (a)	500,000	351,000
5.65%, 01/15/53 (a)	200,000	200,050
5.75%, 01/15/54 (a)	200,000	203,242
3.60%, 11/15/60 (a)	300,000	208,035
5.80%, 09/15/62 (a)	100,000	100,249
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	144,170
1.85%, 07/30/26	150,000	138,441
2.95%, 06/15/27	200,000	188,888
4.38%, 08/16/41	100,000	89,753
4.13%, 12/01/41	150,000	130,568
4.13%, 06/01/44	250,000	216,032
3.00%, 07/30/46	100,000	70,255
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	130,000	126,905
3.38%, 02/15/25	100,000	97,459
0.85%, 11/20/25 (a)	300,000	272,535
1.45%, 03/20/26 (a)	350,000	320,393
2.63%, 08/15/26	400,000	375,468
4.13%, 03/16/27	450,000	441,612
3.00%, 03/22/27 (a)	150,000	141,410
2.10%, 03/22/28 (a)	500,000	441,535
4.33%, 09/21/28	800,000	778,056
3.88%, 02/08/29 (a)	200,000	189,280
4.02%, 12/03/29 (a)	700,000	659,575
3.15%, 03/22/30 (a)	250,000	223,575
1.50%, 09/18/30 (a)	250,000	198,525
1.68%, 10/30/30 (a)	117,000	93,008
7.75%, 12/01/30	52,000	60,496
1.75%, 01/20/31 (a)	400,000	316,128
2.55%, 03/21/31 (a)	800,000	670,568
2.36%, 03/15/32 (a)	813,000	656,124
5.05%, 05/09/33 (a)	150,000	148,499
4.50%, 08/10/33	400,000	378,072
6.40%, 09/15/33	200,000	215,226
4.40%, 11/01/34 (a)	330,000	306,108
4.27%, 01/15/36	305,000	275,281
5.25%, 03/16/37	200,000	198,132
4.81%, 03/15/39	200,000	185,976
2.65%, 11/20/40 (a)	500,000	343,275
3.40%, 03/22/41 (a)	650,000	495,982
2.85%, 09/03/41 (a)	250,000	175,777
3.85%, 11/01/42 (a)	200,000	161,104
6.55%, 09/15/43	100,000	110,742
4.13%, 08/15/46	200,000	164,382
4.86%, 08/21/46	400,000	365,492
4.52%, 09/15/48	250,000	216,827
5.01%, 04/15/49	150,000	140,702
4.00%, 03/22/50 (a)	250,000	199,310
2.88%, 11/20/50 (a)	500,000	319,725
3.55%, 03/22/51 (a)	825,000	600,237
3.88%, 03/01/52 (a)	150,000	115,634
5.01%, 08/21/54	100,000	92,726
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.67%, 03/15/55	100,000	87,413
2.99%, 10/30/56 (a)	550,000	340,477
3.00%, 11/20/60 (a)	350,000	214,630
3.70%, 03/22/61 (a)	650,000	463,846
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	89,000	86,789
2.90%, 01/15/27 (a)	150,000	134,207
3.38%, 02/15/28 (a)	250,000	220,645
4.20%, 06/01/29 (a)	100,000	89,699
7.88%, 07/30/30	50,000	52,969
4.95%, 01/15/31 (a)	300,000	269,151
4.20%, 05/19/32 (a)	150,000	125,615
6.88%, 04/30/36	150,000	147,240
5.90%, 10/15/40 (a)	100,000	86,154
4.38%, 03/15/43	250,000	173,635
5.85%, 09/01/43 (a)	250,000	209,330
5.25%, 04/01/44 (a)	100,000	76,640
4.90%, 08/15/44 (a)	95,000	69,552
4.60%, 01/15/45 (a)	130,000	91,490
4.95%, 05/19/50 (a)	200,000	149,062
Vodafone Group PLC
4.13%, 05/30/25	250,000	245,612
7.88%, 02/15/30	150,000	173,361
6.15%, 02/27/37	300,000	313,215
5.00%, 05/30/38	200,000	190,834
4.38%, 02/19/43	250,000	206,157
5.25%, 05/30/48	300,000	278,286
4.88%, 06/19/49	350,000	301,875
4.25%, 09/17/50	250,000	196,960
5.13%, 06/19/59	100,000	87,307
Warnermedia Holdings, Inc.
3.64%, 03/15/25	500,000	484,020
3.79%, 03/15/25 (a)	100,000	96,739
3.76%, 03/15/27 (a)	700,000	656,026
4.05%, 03/15/29 (a)	250,000	228,560
4.28%, 03/15/32 (a)	900,000	787,122
5.05%, 03/15/42 (a)	900,000	728,964
5.14%, 03/15/52 (a)	1,200,000	938,484
5.39%, 03/15/62 (a)	450,000	350,793
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,748
3.38%, 07/08/30 (a)	200,000	160,346
WPP Finance 2010
3.75%, 09/19/24	100,000	97,377
		93,968,201
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	86,439
3.90%, 04/15/30 (a)	100,000	89,885
3.50%, 03/15/32 (a)	50,000	42,474
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	200,000	194,798
3.40%, 12/06/27 (a)	500,000	468,725
2.13%, 02/09/31 (a)(f)	200,000	164,436
4.00%, 12/06/37 (a)	200,000	169,818
2.70%, 02/09/41 (a)	250,000	168,035
4.20%, 12/06/47 (a)	200,000	158,122
3.15%, 02/09/51 (a)	300,000	194,742
4.40%, 12/06/57 (a)	200,000	157,584
3.25%, 02/09/61 (a)	200,000	123,968
Amazon.com, Inc.
2.80%, 08/22/24 (a)	400,000	389,868
4.70%, 11/29/24	250,000	250,057
3.80%, 12/05/24 (a)	195,000	192,120
3.00%, 04/13/25	250,000	243,127
0.80%, 06/03/25 (a)	250,000	232,485

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 12/01/25	250,000	250,802
5.20%, 12/03/25 (a)	200,000	203,116
1.00%, 05/12/26 (a)	500,000	453,635
3.30%, 04/13/27 (a)	400,000	385,720
1.20%, 06/03/27 (a)	200,000	177,462
3.15%, 08/22/27 (a)	600,000	572,988
4.55%, 12/01/27 (a)	350,000	353,052
1.65%, 05/12/28 (a)	400,000	353,228
3.45%, 04/13/29 (a)	250,000	239,107
4.65%, 12/01/29 (a)	300,000	303,765
1.50%, 06/03/30 (a)	400,000	330,644
2.10%, 05/12/31 (a)	525,000	444,229
3.60%, 04/13/32 (a)	500,000	469,190
4.70%, 12/01/32 (a)	400,000	405,824
4.80%, 12/05/34 (a)	150,000	153,823
3.88%, 08/22/37 (a)	500,000	459,110
2.88%, 05/12/41 (a)	200,000	152,966
4.95%, 12/05/44 (a)	280,000	283,466
4.05%, 08/22/47 (a)	600,000	532,830
2.50%, 06/03/50 (a)	400,000	261,188
3.10%, 05/12/51 (a)	600,000	440,226
3.95%, 04/13/52 (a)	450,000	385,659
4.25%, 08/22/57 (a)	400,000	355,932
2.70%, 06/03/60 (a)	400,000	254,500
3.25%, 05/12/61 (a)	300,000	213,429
4.10%, 04/13/62 (a)	200,000	169,626
American Honda Finance Corp.
0.75%, 08/09/24	200,000	189,698
2.15%, 09/10/24	250,000	240,567
1.50%, 01/13/25	250,000	236,630
4.60%, 04/17/25	250,000	248,702
1.20%, 07/08/25	250,000	231,505
1.00%, 09/10/25	250,000	229,570
2.30%, 09/09/26	200,000	185,664
2.35%, 01/08/27	50,000	46,321
3.50%, 02/15/28	100,000	95,581
2.00%, 03/24/28	250,000	222,215
4.60%, 04/17/30	200,000	197,444
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	96,848
3.25%, 03/01/32 (a)	200,000	170,270
5.40%, 03/15/49 (a)	100,000	87,485
3.10%, 12/01/51 (a)	250,000	150,815
4.15%, 05/01/52 (a)	200,000	147,386
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	145,049
4.75%, 06/01/30 (a)	100,000	93,264
2.40%, 08/01/31 (a)	100,000	76,094
3.85%, 03/01/32 (a)	150,000	126,876
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	192,830
3.75%, 04/18/29 (a)	150,000	139,382
4.00%, 04/15/30 (a)	150,000	139,940
1.65%, 01/15/31 (a)	150,000	118,380
4.75%, 08/01/32 (a)	150,000	146,133
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	97,794
1.95%, 10/01/30 (a)	150,000	120,750
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	98,602
3.88%, 08/15/30 (a)	150,000	128,835
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	100,000	97,935
3.60%, 06/01/26 (a)	150,000	145,295
4.63%, 04/13/30 (a)	350,000	348,173
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	96,715
2.65%, 07/01/27 (a)	200,000	183,238
4.38%, 03/15/45 (a)	100,000	79,642
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	98,229
2.50%, 04/01/31 (a)	100,000	81,056
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	88,072
3.70%, 01/15/31 (a)	100,000	85,660
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	287,790
1.38%, 06/20/27 (a)	250,000	223,467
1.60%, 04/20/30 (a)	100,000	83,936
1.75%, 04/20/32 (a)	200,000	162,306
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	137,249
1.50%, 09/01/30 (a)	250,000	204,487
4.88%, 10/01/43 (a)	50,000	47,318
2.60%, 09/01/50 (a)	150,000	95,351
D.R. Horton, Inc.
2.60%, 10/15/25 (a)	175,000	164,262
1.40%, 10/15/27 (a)	150,000	129,774
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	439,572
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,426
4.55%, 02/15/48 (a)	50,000	41,526
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	81,024
4.10%, 01/15/52 (a)	200,000	133,898
Dollar General Corp.
4.25%, 09/20/24	200,000	197,334
3.88%, 04/15/27 (a)	200,000	193,768
4.13%, 05/01/28 (a)	100,000	96,814
3.50%, 04/03/30 (a)	200,000	181,386
5.00%, 11/01/32 (a)	150,000	148,054
4.13%, 04/03/50 (a)	100,000	78,872
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	146,618
4.20%, 05/15/28 (a)	250,000	240,505
2.65%, 12/01/31 (a)	100,000	82,569
3.38%, 12/01/51 (a)	100,000	67,733
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	195,542
1.90%, 03/11/25 (a)	150,000	141,944
5.90%, 11/22/25 (a)	100,000	102,132
1.40%, 05/10/26 (a)	100,000	90,544
3.60%, 06/05/27 (a)	150,000	143,030
2.70%, 03/11/30 (a)	100,000	86,584
2.60%, 05/10/31 (a)	150,000	125,738
6.30%, 11/22/32 (a)	150,000	159,399
4.00%, 07/15/42 (a)	150,000	119,111
3.65%, 05/10/51 (a)	200,000	143,668
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	198,976
3.80%, 02/15/28 (a)	200,000	187,806
3.25%, 02/15/30 (a)	200,000	173,240
2.95%, 03/15/31 (a)	150,000	125,781
General Motors Co.
6.13%, 10/01/25 (a)	250,000	253,810
4.20%, 10/01/27 (a)	150,000	143,255
6.80%, 10/01/27 (a)	300,000	314,910
5.00%, 10/01/28 (a)	250,000	245,940
5.40%, 10/15/29 (a)	200,000	195,984
5.60%, 10/15/32 (a)	200,000	192,832

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/01/35	100,000	90,028
6.60%, 04/01/36 (a)	300,000	304,788
5.15%, 04/01/38 (a)	250,000	221,705
6.25%, 10/02/43	250,000	236,945
5.20%, 04/01/45	250,000	207,832
6.75%, 04/01/46 (a)	100,000	99,253
5.40%, 04/01/48 (a)	75,000	63,106
5.95%, 04/01/49 (a)	200,000	181,884
General Motors Financial Co., Inc.
1.20%, 10/15/24	150,000	141,206
3.50%, 11/07/24 (a)	150,000	145,485
4.00%, 01/15/25 (a)	100,000	97,479
2.90%, 02/26/25 (a)	200,000	190,708
3.80%, 04/07/25	250,000	241,785
4.35%, 04/09/25 (a)	150,000	146,643
2.75%, 06/20/25 (a)	250,000	237,105
4.30%, 07/13/25 (a)	200,000	194,976
6.05%, 10/10/25	250,000	251,742
1.25%, 01/08/26 (a)	200,000	179,662
5.25%, 03/01/26 (a)	250,000	248,197
5.40%, 04/06/26	250,000	249,135
1.50%, 06/10/26 (a)	250,000	222,407
4.35%, 01/17/27 (a)	200,000	192,804
2.35%, 02/26/27 (a)	150,000	134,270
5.00%, 04/09/27 (a)	300,000	294,729
2.70%, 08/20/27 (a)	200,000	178,394
3.85%, 01/05/28 (a)	150,000	139,376
2.40%, 10/15/28 (a)	250,000	212,767
5.65%, 01/17/29 (a)	100,000	99,036
4.30%, 04/06/29 (a)	250,000	231,317
3.60%, 06/21/30 (a)	300,000	260,127
2.35%, 01/08/31 (a)	200,000	156,478
2.70%, 06/10/31 (a)	200,000	159,026
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	97,165
2.75%, 02/01/32 (a)	150,000	124,500
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	97,938
5.38%, 04/15/26 (a)	150,000	145,970
5.75%, 06/01/28 (a)	100,000	96,848
5.30%, 01/15/29 (a)	100,000	95,663
4.00%, 01/15/30 (a)	100,000	87,351
4.00%, 01/15/31 (a)	400,000	344,740
3.25%, 01/15/32 (a)	100,000	81,249
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,400
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,322
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	186,416
2.97%, 03/10/32 (a)	150,000	133,499
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)	100,000	99,922
4.38%, 09/15/28 (a)	150,000	142,907
5.75%, 04/23/30 (a)	150,000	151,149
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	156,828
Lear Corp.
3.80%, 09/15/27 (a)	50,000	47,083
4.25%, 05/15/29 (a)	50,000	47,248
3.50%, 05/30/30 (a)	50,000	44,256
2.60%, 01/15/32 (a)	100,000	77,840
5.25%, 05/15/49 (a)	100,000	86,936
3.55%, 01/15/52 (a)	100,000	65,273
Lennar Corp.
4.75%, 05/30/25 (a)	350,000	345,261
4.75%, 11/29/27 (a)	250,000	245,062
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	100,000	97,382
4.40%, 09/08/25	200,000	198,014
3.38%, 09/15/25 (a)	274,000	264,451
4.80%, 04/01/26 (a)	300,000	299,502
2.50%, 04/15/26 (a)	200,000	188,396
3.35%, 04/01/27 (a)	200,000	190,764
3.10%, 05/03/27 (a)	250,000	235,577
1.30%, 04/15/28 (a)	250,000	213,295
3.65%, 04/05/29 (a)	300,000	281,862
4.50%, 04/15/30 (a)	200,000	195,620
1.70%, 10/15/30 (a)	250,000	200,095
2.63%, 04/01/31 (a)	350,000	295,904
3.75%, 04/01/32 (a)	300,000	272,358
5.00%, 04/15/33 (a)	200,000	197,936
5.00%, 04/15/40 (a)	100,000	92,180
2.80%, 09/15/41 (a)	200,000	137,692
4.65%, 04/15/42 (a)	95,000	83,618
4.38%, 09/15/45 (a)	100,000	83,144
3.70%, 04/15/46 (a)	150,000	113,202
4.05%, 05/03/47 (a)	250,000	197,200
4.55%, 04/05/49 (a)	100,000	83,589
5.13%, 04/15/50 (a)	100,000	92,818
3.00%, 10/15/50 (a)	200,000	128,946
3.50%, 04/01/51 (a)	50,000	34,663
4.25%, 04/01/52 (a)	300,000	240,144
5.63%, 04/15/53 (a)	250,000	244,127
4.45%, 04/01/62 (a)	250,000	197,010
5.80%, 09/15/62 (a)	200,000	193,886
5.85%, 04/01/63 (a)	100,000	97,445
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	196,074
2.45%, 06/15/30 (a)	200,000	171,494
Marriott International, Inc.
3.75%, 03/15/25 (a)	130,000	126,491
5.75%, 05/01/25 (a)	300,000	303,504
3.13%, 06/15/26 (a)	150,000	141,891
5.00%, 10/15/27 (a)	150,000	150,306
4.00%, 04/15/28 (a)	100,000	95,523
4.63%, 06/15/30 (a)	200,000	191,900
3.50%, 10/15/32 (a)	350,000	301,990
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	146,213
3.30%, 07/01/25 (a)	100,000	96,902
1.45%, 09/01/25 (a)	150,000	139,239
3.70%, 01/30/26 (a)	330,000	321,902
3.50%, 03/01/27 (a)	200,000	193,174
3.50%, 07/01/27 (a)	200,000	192,136
3.80%, 04/01/28 (a)	250,000	242,202
2.63%, 09/01/29 (a)	100,000	89,621
2.13%, 03/01/30 (a)	150,000	128,531
3.60%, 07/01/30 (a)	150,000	140,292
4.60%, 09/09/32 (a)	150,000	149,503
4.70%, 12/09/35 (a)	100,000	97,560
6.30%, 10/15/37	200,000	222,680
6.30%, 03/01/38	200,000	222,414
4.88%, 07/15/40	100,000	95,894
3.70%, 02/15/42	100,000	80,727
4.60%, 05/26/45 (a)	100,000	89,825
4.88%, 12/09/45 (a)	320,000	302,115
4.45%, 03/01/47 (a)	100,000	88,367
4.45%, 09/01/48 (a)	200,000	176,952
3.63%, 09/01/49 (a)	300,000	231,168
4.20%, 04/01/50 (a)	100,000	84,843
5.15%, 09/09/52 (a)	150,000	146,956
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	116,855
6.00%, 01/15/43 (a)	150,000	131,853

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	93,907
2.75%, 03/27/27 (a)	350,000	331,786
2.85%, 03/27/30 (a)	350,000	319,427
3.25%, 03/27/40 (a)	300,000	245,637
3.38%, 11/01/46 (a)	230,000	184,115
3.38%, 03/27/50 (a)	200,000	159,600
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	175,306
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	143,621
4.35%, 06/01/28 (a)	200,000	196,924
4.20%, 04/01/30 (a)	100,000	95,018
1.75%, 03/15/31 (a)	150,000	119,690
4.70%, 06/15/32 (a)	150,000	146,316
PACCAR Financial Corp.
0.50%, 08/09/24	250,000	236,777
1.80%, 02/06/25	200,000	189,832
3.55%, 08/11/25	200,000	196,174
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,673
7.88%, 06/15/32	200,000	229,302
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	243,912
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	132,846
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	222,355
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	293,355
2.45%, 06/15/26 (a)	150,000	140,963
2.00%, 03/12/27 (a)	200,000	181,596
4.00%, 11/15/28 (a)	150,000	145,547
3.55%, 08/15/29 (a)	200,000	188,586
2.25%, 03/12/30 (a)	100,000	85,367
2.55%, 11/15/30 (a)	195,000	167,946
3.00%, 02/14/32 (a)	200,000	175,472
3.75%, 12/01/47 (a)	150,000	117,257
4.50%, 11/15/48 (a)	150,000	132,144
4.45%, 08/15/49 (a)	150,000	131,243
3.35%, 03/12/50 (a)	100,000	72,414
3.50%, 11/15/50 (a)	200,000	149,870
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	147,126
4.13%, 07/15/27 (a)	100,000	94,758
Target Corp.
3.50%, 07/01/24	263,000	258,963
2.25%, 04/15/25 (a)	300,000	286,656
2.50%, 04/15/26	200,000	190,844
3.38%, 04/15/29 (a)	150,000	142,694
2.35%, 02/15/30 (a)	250,000	218,447
2.65%, 09/15/30 (a)	350,000	307,552
4.50%, 09/15/32 (a)	200,000	197,430
4.00%, 07/01/42	75,000	66,926
3.90%, 11/15/47 (a)	300,000	251,967
2.95%, 01/15/52 (a)	200,000	139,208
4.80%, 01/15/53 (a)	200,000	188,340
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	64,173
The Home Depot, Inc.
3.35%, 09/15/25 (a)	200,000	194,638
4.00%, 09/15/25 (a)	150,000	148,090
3.00%, 04/01/26 (a)	150,000	144,864
2.13%, 09/15/26 (a)	200,000	186,114
2.50%, 04/15/27 (a)	200,000	187,386
2.80%, 09/14/27 (a)	150,000	141,012
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 12/06/28 (a)	300,000	293,475
2.95%, 06/15/29 (a)	350,000	322,441
2.70%, 04/15/30 (a)	200,000	178,902
1.38%, 03/15/31 (a)	250,000	197,975
1.88%, 09/15/31 (a)	250,000	204,280
3.25%, 04/15/32 (a)	250,000	226,080
4.50%, 09/15/32 (a)	200,000	198,842
5.88%, 12/16/36	605,000	665,113
3.30%, 04/15/40 (a)	200,000	160,502
5.40%, 09/15/40 (a)	100,000	102,473
5.95%, 04/01/41 (a)	200,000	218,982
4.20%, 04/01/43 (a)	230,000	202,908
4.88%, 02/15/44 (a)	195,000	187,851
4.40%, 03/15/45 (a)	150,000	134,886
4.25%, 04/01/46 (a)	250,000	219,682
3.90%, 06/15/47 (a)	200,000	167,710
4.50%, 12/06/48 (a)	300,000	275,001
3.13%, 12/15/49 (a)	200,000	143,346
3.35%, 04/15/50 (a)	250,000	187,255
2.38%, 03/15/51 (a)	250,000	152,712
2.75%, 09/15/51 (a)	150,000	99,006
3.63%, 04/15/52 (a)	300,000	233,787
4.95%, 09/15/52 (a)	150,000	145,665
3.50%, 09/15/56 (a)	150,000	113,363
The Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	96,759
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	186,434
1.15%, 05/15/28 (a)	150,000	129,678
3.88%, 04/15/30 (a)	100,000	96,017
1.60%, 05/15/31 (a)	100,000	81,474
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	189,128
Toyota Motor Corp.
2.36%, 07/02/24	100,000	97,083
1.34%, 03/25/26 (a)	200,000	182,752
3.67%, 07/20/28	150,000	145,391
Toyota Motor Credit Corp.
0.50%, 06/18/24	100,000	95,151
0.63%, 09/13/24	200,000	189,202
2.00%, 10/07/24	100,000	96,117
4.80%, 01/10/25	200,000	199,986
1.45%, 01/13/25	150,000	142,079
1.80%, 02/13/25	400,000	380,328
3.00%, 04/01/25	300,000	290,073
3.95%, 06/30/25	250,000	245,985
0.80%, 10/16/25	250,000	227,640
5.40%, 11/10/25	200,000	202,736
0.80%, 01/09/26	150,000	135,860
4.45%, 05/18/26	300,000	298,038
1.13%, 06/18/26	250,000	225,152
3.20%, 01/11/27	150,000	142,967
3.05%, 03/22/27	300,000	283,770
1.15%, 08/13/27	200,000	174,600
4.55%, 09/20/27	200,000	199,634
4.63%, 01/12/28	150,000	150,336
1.90%, 04/06/28	150,000	132,876
3.65%, 01/08/29	150,000	142,920
4.45%, 06/29/29	200,000	198,664
2.15%, 02/13/30	100,000	86,442
3.38%, 04/01/30	200,000	185,500
1.90%, 09/12/31	300,000	243,921
4.70%, 01/12/33	200,000	199,680
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	98,804

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VF Corp.
2.40%, 04/23/25 (a)	250,000	235,540
2.95%, 04/23/30 (a)	200,000	165,142
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	238,072
4.95%, 02/15/30 (a)	200,000	187,162
5.13%, 05/15/32 (a)	200,000	186,946
5.63%, 05/15/52 (a)	150,000	132,381
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	230,000	224,641
3.45%, 06/01/26 (a)	300,000	284,811
3.20%, 04/15/30 (a)	100,000	86,690
4.80%, 11/18/44 (a)	250,000	208,702
4.10%, 04/15/50 (a)	150,000	109,370
Walmart, Inc.
2.85%, 07/08/24 (a)	250,000	244,415
2.65%, 12/15/24 (a)	200,000	193,906
3.55%, 06/26/25 (a)	100,000	98,258
3.90%, 09/09/25	150,000	148,531
4.00%, 04/15/26 (a)	250,000	248,357
3.05%, 07/08/26 (a)	200,000	193,490
1.05%, 09/17/26 (a)	200,000	180,252
3.95%, 09/09/27 (a)	200,000	198,932
3.70%, 06/26/28 (a)	300,000	293,970
1.50%, 09/22/28 (a)	200,000	174,928
2.38%, 09/24/29 (a)	100,000	89,261
7.55%, 02/15/30	200,000	236,288
1.80%, 09/22/31 (a)	250,000	208,737
4.15%, 09/09/32 (a)	200,000	198,458
4.10%, 04/15/33 (a)	250,000	245,050
5.25%, 09/01/35	250,000	270,297
6.50%, 08/15/37	150,000	177,988
6.20%, 04/15/38	100,000	116,212
3.95%, 06/28/38 (a)	100,000	92,804
5.63%, 04/01/40	100,000	109,846
5.00%, 10/25/40	150,000	152,229
5.63%, 04/15/41	100,000	109,973
4.30%, 04/22/44 (a)	100,000	93,657
3.63%, 12/15/47 (a)	50,000	41,835
4.05%, 06/29/48 (a)	500,000	457,275
2.95%, 09/24/49 (a)	150,000	110,504
2.65%, 09/22/51 (a)	250,000	174,985
4.50%, 09/09/52 (a)	200,000	192,002
4.50%, 04/15/53 (a)	250,000	239,760
		72,586,485
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.75%, 11/30/26 (a)	500,000	493,265
1.15%, 01/30/28 (a)	50,000	43,961
1.40%, 06/30/30 (a)	150,000	123,347
4.75%, 11/30/36 (a)	350,000	352,691
6.15%, 11/30/37	150,000	169,132
5.30%, 05/27/40	100,000	103,832
4.75%, 04/15/43 (a)	150,000	146,605
4.90%, 11/30/46 (a)	576,000	575,482
AbbVie, Inc.
3.85%, 06/15/24 (a)	150,000	147,832
2.60%, 11/21/24 (a)	675,000	650,045
3.80%, 03/15/25 (a)	400,000	391,236
3.60%, 05/14/25 (a)	600,000	584,592
3.20%, 05/14/26 (a)	350,000	336,087
2.95%, 11/21/26 (a)	700,000	660,541
4.25%, 11/14/28 (a)	300,000	294,153
3.20%, 11/21/29 (a)	1,000,000	908,490
4.55%, 03/15/35 (a)	350,000	333,088
4.50%, 05/14/35 (a)	400,000	379,892
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 05/14/36 (a)	250,000	230,285
4.05%, 11/21/39 (a)	700,000	600,761
4.63%, 10/01/42 (a)	100,000	89,348
4.40%, 11/06/42	450,000	395,838
4.85%, 06/15/44 (a)	100,000	91,942
4.75%, 03/15/45 (a)	111,000	100,314
4.70%, 05/14/45 (a)	450,000	405,351
4.45%, 05/14/46 (a)	350,000	301,927
4.88%, 11/14/48 (a)	300,000	278,349
4.25%, 11/21/49 (a)	1,000,000	847,890
Adventist Health System
3.63%, 03/01/49 (a)	100,000	73,876
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	48,223
4.27%, 08/15/48 (a)	150,000	131,984
3.39%, 10/15/49 (a)	100,000	75,058
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	132,537
2.10%, 06/04/30 (a)	100,000	82,741
2.30%, 03/12/31 (a)	200,000	165,810
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,593
AHS Hospital Corp.
5.02%, 07/01/45	50,000	48,575
2.78%, 07/01/51 (a)	100,000	64,576
Allina Health System
3.89%, 04/15/49	100,000	81,085
Altria Group, Inc.
2.35%, 05/06/25 (a)	170,000	161,162
4.40%, 02/14/26 (a)	200,000	197,736
2.63%, 09/16/26 (a)	100,000	93,511
4.80%, 02/14/29 (a)	300,000	293,553
3.40%, 05/06/30 (a)	150,000	132,788
2.45%, 02/04/32 (a)	300,000	235,134
5.80%, 02/14/39 (a)	375,000	363,187
3.40%, 02/04/41 (a)	300,000	206,019
4.25%, 08/09/42	200,000	154,204
4.50%, 05/02/43	100,000	78,525
5.38%, 01/31/44	145,000	134,448
3.88%, 09/16/46 (a)	200,000	139,118
5.95%, 02/14/49 (a)	400,000	370,644
4.45%, 05/06/50 (a)	100,000	72,664
3.70%, 02/04/51 (a)	250,000	162,137
4.00%, 02/04/61 (a)	200,000	136,784
AmerisourceBergen Corp.
3.25%, 03/01/25 (a)	100,000	96,743
3.45%, 12/15/27 (a)	100,000	95,068
2.80%, 05/15/30 (a)	100,000	87,266
2.70%, 03/15/31 (a)	200,000	170,954
4.25%, 03/01/45 (a)	100,000	82,649
4.30%, 12/15/47 (a)	100,000	84,574
Amgen, Inc.
1.90%, 02/21/25 (a)	100,000	94,650
5.25%, 03/02/25	500,000	501,580
3.13%, 05/01/25 (a)	250,000	241,290
2.60%, 08/19/26 (a)	130,000	121,425
2.20%, 02/21/27 (a)	300,000	275,031
3.20%, 11/02/27 (a)	150,000	141,189
5.15%, 03/02/28 (a)	750,000	756,375
1.65%, 08/15/28 (a)	300,000	258,495
4.05%, 08/18/29 (a)	300,000	285,888
2.45%, 02/21/30 (a)	200,000	172,082
5.25%, 03/02/30 (a)	500,000	504,220
2.30%, 02/25/31 (a)	175,000	145,934
2.00%, 01/15/32 (a)	300,000	238,494
3.35%, 02/22/32 (a)	200,000	177,102
4.20%, 03/01/33 (a)	200,000	187,580

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/02/33 (a)	500,000	502,025
6.40%, 02/01/39	50,000	53,095
3.15%, 02/21/40 (a)	400,000	301,868
2.80%, 08/15/41 (a)	200,000	140,698
4.95%, 10/01/41	100,000	92,286
5.15%, 11/15/41 (a)	100,000	94,739
5.60%, 03/02/43 (a)	400,000	396,700
4.40%, 05/01/45 (a)	450,000	380,961
4.56%, 06/15/48 (a)	250,000	218,097
3.38%, 02/21/50 (a)	400,000	285,868
4.66%, 06/15/51 (a)	625,000	550,525
3.00%, 01/15/52 (a)	150,000	98,400
4.20%, 02/22/52 (a)	200,000	163,112
4.88%, 03/01/53 (a)	200,000	181,074
5.65%, 03/02/53 (a)	750,000	750,180
2.77%, 09/01/53 (a)	219,000	133,811
4.40%, 02/22/62 (a)	250,000	201,867
5.75%, 03/02/63 (a)	500,000	497,905
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	584,472
4.70%, 02/01/36 (a)	855,000	838,165
4.90%, 02/01/46 (a)	1,700,000	1,615,017
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	146,698
4.63%, 02/01/44	200,000	185,098
4.90%, 02/01/46 (a)	200,000	189,184
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	440,698
4.75%, 01/23/29 (a)	800,000	806,248
3.50%, 06/01/30 (a)	300,000	281,454
4.90%, 01/23/31 (a)	100,000	103,306
4.38%, 04/15/38 (a)	250,000	234,797
8.20%, 01/15/39	250,000	326,990
5.45%, 01/23/39 (a)	300,000	311,910
8.00%, 11/15/39	150,000	191,017
4.35%, 06/01/40 (a)	250,000	229,505
4.95%, 01/15/42	200,000	194,148
4.60%, 04/15/48 (a)	400,000	368,332
4.44%, 10/06/48 (a)	350,000	314,674
5.55%, 01/23/49 (a)	700,000	732,627
4.50%, 06/01/50 (a)	400,000	362,352
4.75%, 04/15/58 (a)	150,000	138,249
5.80%, 01/23/59 (a)	350,000	377,860
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	188,864
3.25%, 03/27/30 (a)	200,000	185,464
2.90%, 03/01/32 (a)	250,000	218,942
5.38%, 09/15/35	100,000	106,174
4.54%, 03/26/42	100,000	93,265
3.75%, 09/15/47 (a)	50,000	41,392
4.50%, 03/15/49 (a)	100,000	92,617
2.70%, 09/15/51 (a)	100,000	66,848
Ascension Health
2.53%, 11/15/29 (a)	150,000	130,349
3.11%, 11/15/39 (a)	100,000	78,233
3.95%, 11/15/46	250,000	210,107
4.85%, 11/15/53	100,000	96,743
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	226,452
4.88%, 03/03/28 (a)	200,000	202,752
1.75%, 05/28/28 (a)	250,000	218,992
2.25%, 05/28/31 (a)	150,000	127,620
AstraZeneca PLC
3.38%, 11/16/25	300,000	290,868
0.70%, 04/08/26 (a)	200,000	180,112
3.13%, 06/12/27 (a)	100,000	95,248
4.00%, 01/17/29 (a)	250,000	244,770
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 08/06/30 (a)	250,000	202,372
6.45%, 09/15/37	380,000	438,490
4.00%, 09/18/42	250,000	221,335
4.38%, 11/16/45	100,000	92,376
4.38%, 08/17/48 (a)	150,000	138,086
2.13%, 08/06/50 (a)	50,000	30,615
3.00%, 05/28/51 (a)	200,000	145,944
Banner Health
2.34%, 01/01/30 (a)	100,000	86,280
1.90%, 01/01/31 (a)	100,000	82,223
3.18%, 01/01/50 (a)	100,000	72,295
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	110,984
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	388,444
2.79%, 09/06/24 (a)	150,000	144,465
3.22%, 09/06/26 (a)	200,000	187,196
4.70%, 04/02/27 (a)	150,000	146,371
3.56%, 08/15/27 (a)	600,000	551,784
2.26%, 03/25/28 (a)	350,000	300,737
3.46%, 09/06/29 (a)	100,000	87,102
4.91%, 04/02/30 (a)	175,000	166,346
2.73%, 03/25/31 (a)	250,000	199,707
4.74%, 03/16/32 (a)	200,000	183,342
7.75%, 10/19/32 (a)	100,000	109,545
4.39%, 08/15/37 (a)	450,000	356,305
3.73%, 09/25/40 (a)	150,000	104,844
4.54%, 08/15/47 (a)	400,000	287,220
4.76%, 09/06/49 (a)	150,000	111,195
5.28%, 04/02/50 (a)	100,000	81,030
3.98%, 09/25/50 (a)	200,000	131,804
5.65%, 03/16/52 (a)	125,000	107,673
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	225,460
4.45%, 03/16/28 (a)	100,000	95,018
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	146,731
5.25%, 06/23/45 (a)	99,000	96,391
Baxter International, Inc.
1.32%, 11/29/24	100,000	93,950
2.60%, 08/15/26 (a)	129,000	119,673
1.92%, 02/01/27 (a)	300,000	267,615
2.27%, 12/01/28 (a)	250,000	215,502
3.95%, 04/01/30 (a)	100,000	92,511
1.73%, 04/01/31 (a)	150,000	116,346
2.54%, 02/01/32 (a)	250,000	202,257
3.50%, 08/15/46 (a)	85,000	59,065
3.13%, 12/01/51 (a)	150,000	96,296
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	82,325
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	80,538
4.19%, 11/15/45 (a)	100,000	86,911
2.84%, 11/15/50 (a)	200,000	133,038
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	186,997
3.73%, 12/15/24 (a)	102,000	99,785
3.70%, 06/06/27 (a)	298,000	285,916
2.82%, 05/20/30 (a)	200,000	175,648
1.96%, 02/11/31 (a)	200,000	162,506
4.69%, 12/15/44 (a)	250,000	225,520
4.67%, 06/06/47 (a)	200,000	179,984
3.79%, 05/20/50 (a)	150,000	117,564

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	292,683
2.25%, 05/01/30 (a)	300,000	251,361
3.15%, 05/01/50 (a)	300,000	202,365
3.25%, 02/15/51 (a)	292,000	200,446
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	93,584
3.70%, 03/15/32 (a)	150,000	131,901
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	80,274
3.21%, 06/01/50 (a)	100,000	69,045
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	189,076
2.65%, 06/01/30 (a)	150,000	131,256
6.50%, 11/15/35 (e)	100,000	112,310
4.55%, 03/01/39 (a)	150,000	137,894
4.70%, 03/01/49 (a)	150,000	138,716
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	300,000	292,980
3.88%, 08/15/25 (a)	91,000	88,637
0.75%, 11/13/25 (a)	150,000	137,196
3.20%, 06/15/26 (a)	350,000	337,771
3.25%, 02/27/27	150,000	145,477
1.13%, 11/13/27 (a)	250,000	219,005
3.90%, 02/20/28 (a)	300,000	294,768
3.40%, 07/26/29 (a)	500,000	471,235
1.45%, 11/13/30 (a)	150,000	121,133
2.95%, 03/15/32 (a)	350,000	309,613
4.13%, 06/15/39 (a)	200,000	181,196
2.35%, 11/13/40 (a)	150,000	104,921
3.55%, 03/15/42 (a)	250,000	205,385
3.25%, 08/01/42	100,000	77,589
4.63%, 05/15/44 (a)	150,000	141,002
5.00%, 08/15/45 (a)	100,000	98,101
4.35%, 11/15/47 (a)	250,000	222,957
4.55%, 02/20/48 (a)	250,000	228,917
4.25%, 10/26/49 (a)	700,000	610,869
2.55%, 11/13/50 (a)	200,000	127,450
3.70%, 03/15/52 (a)	350,000	280,024
3.90%, 03/15/62 (a)	200,000	156,594
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	133,442
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	94,077
2.40%, 08/18/31 (a)	150,000	113,349
5.10%, 04/01/52 (a)	75,000	54,305
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	92,390
3.25%, 08/15/26 (a)	150,000	141,920
3.75%, 09/25/27 (a)	150,000	142,814
2.75%, 05/14/31 (a)	150,000	125,550
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	97,883
3.30%, 03/19/25 (a)	150,000	144,999
4.15%, 03/15/28 (a)	150,000	145,774
4.80%, 03/15/48 (a)	100,000	89,953
3.13%, 04/24/50 (a)	200,000	137,638
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	200,000	195,074
3.75%, 09/15/25 (a)	130,000	126,393
3.41%, 06/15/27 (a)	250,000	238,355
4.50%, 11/15/44 (a)	100,000	82,150
4.90%, 09/15/45 (a)	80,000	68,800
4.37%, 06/15/47 (a)	100,000	80,510
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	34,072
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	92,655
Children's Hospital
2.93%, 07/15/50 (a)	100,000	65,675
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	88,797
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	95,161
5.60%, 11/15/32 (a)	100,000	105,814
3.95%, 08/01/47 (a)	100,000	81,669
5.00%, 06/15/52 (a)	100,000	96,578
Cigna Corp.
3.50%, 06/15/24 (a)	145,000	142,036
3.25%, 04/15/25 (a)	200,000	193,272
4.13%, 11/15/25 (a)	400,000	391,928
4.50%, 02/25/26 (a)	194,000	191,946
1.25%, 03/15/26 (a)	200,000	180,944
3.40%, 03/01/27 (a)	142,000	135,078
3.05%, 10/15/27 (a)	145,000	135,339
4.38%, 10/15/28 (a)	660,000	643,441
2.40%, 03/15/30 (a)	250,000	213,097
2.38%, 03/15/31 (a)	250,000	208,782
5.40%, 03/15/33 (a)	150,000	153,042
4.80%, 08/15/38 (a)	405,000	380,801
3.20%, 03/15/40 (a)	150,000	114,602
6.13%, 11/15/41	100,000	107,539
4.80%, 07/15/46 (a)	270,000	241,358
3.88%, 10/15/47 (a)	145,000	112,680
4.90%, 12/15/48 (a)	550,000	500,945
3.40%, 03/15/50 (a)	200,000	142,762
3.40%, 03/15/51 (a)	150,000	107,435
City of Hope
5.62%, 11/15/43	100,000	99,556
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	97,649
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	178,672
1.85%, 09/01/32 (a)	100,000	79,667
5.25%, 11/26/43	150,000	151,287
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	192,710
4.60%, 03/01/33 (a)	150,000	153,238
4.00%, 08/15/45	100,000	90,886
3.70%, 08/01/47 (a)	100,000	87,153
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,695
1.55%, 10/01/25 (a)	125,000	114,713
6.07%, 11/01/27 (a)	150,000	154,611
3.35%, 10/01/29 (a)	150,000	133,941
4.35%, 11/01/42	150,000	128,054
3.82%, 10/01/49 (a)	150,000	114,729
4.19%, 10/01/49 (a)	200,000	160,764
3.91%, 10/01/50 (a)	100,000	76,348
6.46%, 11/01/52 (a)	100,000	113,644
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	98,427
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	148,947
1.38%, 11/01/27 (a)	250,000	213,722
4.85%, 11/01/28 (a)	250,000	246,660
5.30%, 11/01/38 (a)	100,000	95,786
5.40%, 11/01/48 (a)	200,000	186,304
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	148,845
4.40%, 11/15/25 (a)	100,000	98,338
4.75%, 12/01/25	100,000	99,491

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/06/26 (a)	250,000	240,215
3.50%, 05/09/27 (a)	100,000	95,714
3.60%, 02/15/28 (a)	150,000	141,446
3.15%, 08/01/29 (a)	50,000	45,148
2.88%, 05/01/30 (a)	200,000	174,606
4.75%, 05/09/32 (a)	150,000	146,313
4.50%, 05/09/47 (a)	150,000	128,048
4.10%, 02/15/48 (a)	100,000	80,479
5.25%, 11/15/48 (a)	150,000	141,168
3.75%, 05/01/50 (a)	150,000	115,151
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	38,007
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	72,796
CVS Health Corp.
3.38%, 08/12/24 (a)	80,000	78,354
2.63%, 08/15/24 (a)	150,000	145,432
4.10%, 03/25/25 (a)	200,000	197,604
3.88%, 07/20/25 (a)	500,000	489,590
5.00%, 02/20/26 (a)	250,000	250,327
2.88%, 06/01/26 (a)	300,000	283,773
3.00%, 08/15/26 (a)	200,000	188,548
3.63%, 04/01/27 (a)	150,000	143,434
1.30%, 08/21/27 (a)	400,000	345,756
4.30%, 03/25/28 (a)	945,000	920,732
3.25%, 08/15/29 (a)	300,000	271,845
5.13%, 02/21/30 (a)	250,000	249,725
3.75%, 04/01/30 (a)	300,000	276,411
1.75%, 08/21/30 (a)	250,000	201,015
1.88%, 02/28/31 (a)	250,000	199,700
2.13%, 09/15/31 (a)	200,000	160,902
5.25%, 02/21/33 (a)	250,000	250,800
4.88%, 07/20/35 (a)	100,000	95,284
4.78%, 03/25/38 (a)	900,000	833,220
6.13%, 09/15/39	50,000	51,762
4.13%, 04/01/40 (a)	200,000	166,662
2.70%, 08/21/40 (a)	200,000	138,486
5.30%, 12/05/43 (a)	100,000	94,252
5.13%, 07/20/45 (a)	600,000	547,350
5.05%, 03/25/48 (a)	1,400,000	1,265,488
4.25%, 04/01/50 (a)	150,000	121,767
5.63%, 02/21/53 (a)	200,000	195,072
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,460
4.38%, 09/15/45 (a)	100,000	90,777
2.60%, 10/01/50 (a)	200,000	131,188
2.80%, 12/10/51 (a)	200,000	134,458
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	131,249
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	95,859
2.60%, 11/15/29 (a)	100,000	89,039
3.25%, 11/15/39 (a)	150,000	122,018
3.40%, 11/15/49 (a)	150,000	115,385
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	191,864
1.38%, 09/29/25 (a)	200,000	185,242
3.88%, 05/18/28 (a)	200,000	194,330
2.38%, 10/24/29 (a)	200,000	175,710
2.00%, 04/29/30 (a)	250,000	211,910
2.13%, 04/29/32 (a)	200,000	164,392
5.50%, 01/24/33 (a)	200,000	213,160
3.88%, 04/29/43 (a)	100,000	85,090
Diageo Investment Corp.
4.25%, 05/11/42	150,000	136,634
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dignity Health
4.50%, 11/01/42	50,000	43,962
5.27%, 11/01/64	50,000	46,020
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	124,917
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	98,516
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	96,673
5.50%, 03/15/27	200,000	209,444
3.10%, 05/15/27 (a)	100,000	95,504
3.38%, 03/15/29 (a)	200,000	190,058
4.70%, 02/27/33 (a)	200,000	203,556
3.70%, 03/01/45 (a)	100,000	84,968
3.95%, 05/15/47 (a)	50,000	44,476
3.95%, 03/15/49 (a)	200,000	176,908
2.25%, 05/15/50 (a)	200,000	128,464
4.88%, 02/27/53 (a)	200,000	201,716
4.15%, 03/15/59 (a)	150,000	131,846
2.50%, 09/15/60 (a)	100,000	61,664
4.95%, 02/27/63 (a)	150,000	149,257
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	82,320
Fomento Economico Mexicano S.A.B. de CV
3.50%, 01/16/50 (a)	300,000	229,710
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	37,502
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 (c)	200,000	199,930
5.60%, 11/15/25 (a)(c)	300,000	301,032
5.65%, 11/15/27 (a)(c)	300,000	306,198
5.86%, 03/15/30 (a)(c)	200,000	206,170
5.91%, 11/22/32 (a)(c)	300,000	313,737
6.38%, 11/22/52 (a)(c)	200,000	218,288
General Mills, Inc.
3.20%, 02/10/27 (a)	200,000	191,020
4.20%, 04/17/28 (a)	375,000	367,927
2.88%, 04/15/30 (a)	150,000	134,052
2.25%, 10/14/31 (a)	150,000	123,672
4.95%, 03/29/33 (a)	200,000	200,002
5.40%, 06/15/40	150,000	150,867
3.00%, 02/01/51 (a)	150,000	104,814
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	400,000	389,880
3.65%, 03/01/26 (a)	500,000	485,645
2.95%, 03/01/27 (a)	200,000	189,076
1.20%, 10/01/27 (a)	150,000	130,421
1.65%, 10/01/30 (a)	200,000	163,168
4.60%, 09/01/35 (a)	200,000	193,364
4.00%, 09/01/36 (a)	100,000	91,059
2.60%, 10/01/40 (a)	200,000	143,138
5.65%, 12/01/41 (a)	224,000	234,111
4.80%, 04/01/44 (a)	300,000	282,423
4.50%, 02/01/45 (a)	350,000	316,428
4.75%, 03/01/46 (a)	370,000	346,142
4.15%, 03/01/47 (a)	300,000	256,956
2.80%, 10/01/50 (a)	250,000	166,890
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	200,000	195,764
3.38%, 06/01/29 (a)	200,000	188,968
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	146,976
3.88%, 05/15/28	400,000	389,180
6.38%, 05/15/38	363,000	416,924
4.20%, 03/18/43	100,000	89,375

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GSK Consumer Healthcare Capital UK LLC
3.13%, 03/24/25	250,000	240,512
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)	400,000	378,064
3.38%, 03/24/29 (a)	250,000	230,102
3.63%, 03/24/32 (a)	400,000	359,428
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	142,082
2.88%, 09/01/50 (a)	100,000	66,358
4.50%, 07/01/57 (a)	50,000	44,088
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	54,562
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	96,370
3.55%, 11/19/26 (a)	150,000	141,116
3.50%, 09/15/27 (a)	100,000	94,164
3.90%, 11/19/29 (a)	100,000	91,291
6.35%, 03/15/40	50,000	50,487
5.10%, 05/15/44 (a)	50,000	43,610
HCA, Inc.
5.38%, 02/01/25	500,000	496,855
5.25%, 04/15/25	300,000	297,900
5.88%, 02/15/26 (a)	250,000	251,192
5.25%, 06/15/26 (a)	250,000	248,422
5.38%, 09/01/26 (a)	200,000	199,326
4.50%, 02/15/27 (a)	200,000	195,178
3.13%, 03/15/27 (a)(c)	200,000	185,186
5.20%, 06/01/28 (a)	200,000	198,946
5.63%, 09/01/28 (a)	250,000	252,130
5.88%, 02/01/29 (a)	200,000	203,482
3.38%, 03/15/29 (a)(c)	100,000	89,913
4.13%, 06/15/29 (a)	350,000	325,570
3.50%, 09/01/30 (a)	500,000	441,935
2.38%, 07/15/31 (a)	200,000	160,530
3.63%, 03/15/32 (a)(c)	400,000	348,620
5.50%, 06/01/33 (a)	250,000	249,717
5.13%, 06/15/39 (a)	150,000	137,237
4.38%, 03/15/42 (a)(c)	100,000	81,427
5.50%, 06/15/47 (a)	200,000	183,624
5.25%, 06/15/49 (a)	350,000	308,913
3.50%, 07/15/51 (a)	150,000	101,435
4.63%, 03/15/52 (a)(c)	350,000	281,890
5.90%, 06/01/53 (a)	200,000	192,984
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	143,361
1.70%, 06/03/28 (a)	150,000	132,308
1.80%, 06/11/30 (a)	150,000	125,687
3.05%, 06/03/51 (a)	150,000	105,210
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	128,543
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,870
2.55%, 03/23/31 (a)	150,000	125,426
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	46,464
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	130,142
3.90%, 06/01/50 (a)	100,000	74,003
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	74,366
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	250,000	220,392
5.13%, 02/01/28 (a)(c)	200,000	192,626
5.50%, 01/15/30 (a)(c)	250,000	237,767
3.63%, 01/15/32 (a)(c)	200,000	161,916
3.00%, 05/15/32 (a)(c)	250,000	190,957
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/01/33 (a)(c)	300,000	280,479
4.38%, 02/02/52 (a)(c)	150,000	101,019
6.50%, 12/01/52 (a)(c)	300,000	271,431
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	97,268
0.55%, 09/01/25 (a)	150,000	138,009
2.45%, 03/01/26 (a)	200,000	190,752
2.95%, 03/03/27 (a)	200,000	192,254
0.95%, 09/01/27 (a)	400,000	351,980
2.90%, 01/15/28 (a)	200,000	190,520
1.30%, 09/01/30 (a)	400,000	330,976
4.38%, 12/05/33 (a)	150,000	152,215
3.55%, 03/01/36 (a)	200,000	181,736
3.63%, 03/03/37 (a)	200,000	181,578
5.95%, 08/15/37	200,000	229,710
3.40%, 01/15/38 (a)	150,000	131,829
5.85%, 07/15/38	200,000	225,214
2.10%, 09/01/40 (a)	250,000	174,957
4.50%, 09/01/40	150,000	146,508
3.70%, 03/01/46 (a)	230,000	199,162
3.75%, 03/03/47 (a)	200,000	174,390
3.50%, 01/15/48 (a)	150,000	125,981
2.25%, 09/01/50 (a)	200,000	130,226
2.45%, 09/01/60 (a)	250,000	158,822
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,899
2.81%, 06/01/41 (a)	250,000	182,005
4.88%, 04/01/42	150,000	146,067
4.15%, 05/01/47 (a)	250,000	217,735
3.27%, 11/01/49 (a)	150,000	110,696
3.00%, 06/01/51 (a)	250,000	173,535
Kellogg Co.
3.25%, 04/01/26	150,000	143,512
3.40%, 11/15/27 (a)	100,000	94,605
4.30%, 05/15/28 (a)	100,000	97,893
2.10%, 06/01/30 (a)	150,000	125,273
7.45%, 04/01/31	100,000	114,523
4.50%, 04/01/46	100,000	88,741
Kenvue, Inc.
5.35%, 03/22/26 (a)(c)	250,000	254,212
5.00%, 03/22/30 (a)(c)	350,000	357,140
4.90%, 03/22/33 (a)(c)	300,000	305,658
5.10%, 03/22/43 (a)(c)	150,000	151,060
5.20%, 03/22/63 (a)(c)	200,000	201,158
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	148,233
2.55%, 09/15/26 (a)	100,000	93,041
4.60%, 05/25/28 (a)	300,000	297,048
3.95%, 04/15/29 (a)	175,000	167,279
3.20%, 05/01/30 (a)	200,000	181,320
2.25%, 03/15/31 (a)	100,000	82,885
4.05%, 04/15/32 (a)	200,000	186,588
4.50%, 11/15/45 (a)	150,000	131,085
4.42%, 12/15/46 (a)	50,000	42,500
3.80%, 05/01/50 (a)	150,000	115,586
4.50%, 04/15/52 (a)	200,000	172,696
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	143,484
1.05%, 09/15/27 (a)	50,000	43,679
3.95%, 11/01/28 (a)	200,000	195,840
3.20%, 04/25/29 (a)	100,000	94,000
3.10%, 03/26/30 (a)	250,000	229,792
2.00%, 11/02/31 (a)	150,000	125,018
3.20%, 07/30/46 (a)	100,000	75,144
3.90%, 05/04/47 (a)	100,000	84,819
2.88%, 02/07/50 (a)	100,000	71,549

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	38,889
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	169,693
5.00%, 03/15/42	95,000	87,876
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	427,135
3.88%, 05/15/27 (a)	250,000	242,115
3.75%, 04/01/30 (a)	50,000	46,756
4.25%, 03/01/31 (a)	200,000	191,590
6.50%, 02/09/40	250,000	267,685
5.00%, 06/04/42	200,000	186,154
5.20%, 07/15/45 (a)	250,000	236,467
4.38%, 06/01/46 (a)	450,000	378,918
4.88%, 10/01/49 (a)	250,000	225,620
5.50%, 06/01/50 (a)	200,000	197,300
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	97,238
2.30%, 12/01/24 (a)	100,000	95,422
3.60%, 02/01/25 (a)	150,000	145,737
3.60%, 09/01/27 (a)	150,000	142,932
2.95%, 12/01/29 (a)	100,000	89,335
2.70%, 06/01/31 (a)	150,000	127,928
4.70%, 02/01/45 (a)	150,000	131,267
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	79,921
4.12%, 07/01/55	100,000	83,045
3.34%, 07/01/60 (a)	100,000	68,827
Mayo Clinic
4.00%, 11/15/47	100,000	84,503
3.20%, 11/15/61 (a)	150,000	101,394
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,903
0.90%, 02/15/26 (a)	200,000	179,474
3.40%, 08/15/27 (a)	150,000	141,477
1.85%, 02/15/31 (a)	100,000	79,793
4.20%, 08/15/47 (a)	50,000	41,444
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	180,392
3.95%, 02/16/28 (a)	100,000	96,793
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	88,072
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	147,840
5.90%, 11/01/39	150,000	157,117
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	150,000	148,081
Medtronic, Inc.
4.38%, 03/15/35	400,000	387,992
4.63%, 03/15/45	325,000	312,666
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	97,938
4.20%, 07/01/55	190,000	161,838
Merck & Co., Inc.
2.75%, 02/10/25 (a)	380,000	368,775
0.75%, 02/24/26 (a)	250,000	227,700
1.70%, 06/10/27 (a)	300,000	271,983
1.90%, 12/10/28 (a)	200,000	176,198
3.40%, 03/07/29 (a)	350,000	333,781
1.45%, 06/24/30 (a)	250,000	205,402
2.15%, 12/10/31 (a)	400,000	335,492
4.50%, 05/17/33 (a)	250,000	249,507
6.55%, 09/15/37	100,000	116,286
3.90%, 03/07/39 (a)	200,000	177,942
2.35%, 06/24/40 (a)	100,000	70,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 09/15/42 (a)	100,000	83,445
4.15%, 05/18/43	200,000	181,106
3.70%, 02/10/45 (a)	400,000	337,892
4.00%, 03/07/49 (a)	300,000	262,173
2.45%, 06/24/50 (a)	250,000	162,085
2.75%, 12/10/51 (a)	400,000	273,316
5.00%, 05/17/53 (a)	250,000	252,010
2.90%, 12/10/61 (a)	250,000	163,880
5.15%, 05/17/63 (a)	150,000	151,543
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	330,046
5.00%, 05/01/42	200,000	185,408
4.20%, 07/15/46 (a)	330,000	267,303
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	164,244
2.63%, 03/17/27 (a)	150,000	139,697
2.75%, 04/13/30 (a)	150,000	132,324
1.50%, 02/04/31 (a)	150,000	118,484
3.00%, 03/17/32 (a)	150,000	131,318
1.88%, 10/15/32 (a)	150,000	118,001
2.63%, 09/04/50 (a)	150,000	96,507
Montefiore Obligated Group
4.29%, 09/01/50	100,000	61,051
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	76,131
3.39%, 07/01/50 (a)	150,000	103,734
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	61,907
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	141,897
5.40%, 11/29/43 (a)	100,000	81,410
5.20%, 04/15/48 (a)	100,000	75,566
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	35,169
4.26%, 11/01/47 (a)	150,000	122,931
3.81%, 11/01/49 (a)	100,000	75,251
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	76,433
3.17%, 11/01/51 (a)	100,000	70,419
Novartis Capital Corp.
1.75%, 02/14/25 (a)	250,000	238,235
3.00%, 11/20/25 (a)	250,000	241,727
2.00%, 02/14/27 (a)	200,000	185,106
3.10%, 05/17/27 (a)	200,000	192,198
2.20%, 08/14/30 (a)	250,000	217,272
3.70%, 09/21/42	100,000	85,594
4.40%, 05/06/44	350,000	331,793
4.00%, 11/20/45 (a)	225,000	200,092
2.75%, 08/14/50 (a)	200,000	141,398
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,256
NYU Langone Hospitals
4.78%, 07/01/44	100,000	93,146
4.37%, 07/01/47 (a)	100,000	87,290
3.38%, 07/01/55 (a)	150,000	104,640
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	123,686
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	41,072
3.33%, 10/01/50 (a)	100,000	71,017
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	45,588
4.79%, 11/15/48 (a)	75,000	67,874
3.22%, 11/15/50 (a)	100,000	67,643

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PepsiCo, Inc.
2.25%, 03/19/25 (a)	300,000	288,198
2.75%, 04/30/25 (a)	150,000	144,969
3.50%, 07/17/25 (a)	150,000	146,848
2.85%, 02/24/26 (a)	100,000	96,204
2.38%, 10/06/26 (a)	250,000	235,730
2.63%, 03/19/27 (a)	150,000	141,426
3.00%, 10/15/27 (a)	250,000	238,185
7.00%, 03/01/29	150,000	171,390
2.63%, 07/29/29 (a)	250,000	227,302
2.75%, 03/19/30 (a)	350,000	316,995
1.63%, 05/01/30 (a)	200,000	167,204
1.40%, 02/25/31 (a)	200,000	162,324
1.95%, 10/21/31 (a)	250,000	208,405
3.90%, 07/18/32 (a)	200,000	193,430
3.50%, 03/19/40 (a)	50,000	42,170
2.63%, 10/21/41 (a)	150,000	112,845
3.60%, 08/13/42	150,000	127,443
4.45%, 04/14/46 (a)	200,000	192,768
3.45%, 10/06/46 (a)	150,000	122,850
4.00%, 05/02/47 (a)	100,000	91,981
3.38%, 07/29/49 (a)	150,000	121,652
2.88%, 10/15/49 (a)	150,000	110,724
3.63%, 03/19/50 (a)	200,000	167,334
2.75%, 10/21/51 (a)	150,000	106,884
4.20%, 07/18/52 (a)	100,000	92,447
3.88%, 03/19/60 (a)	200,000	170,942
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	141,335
1.90%, 09/15/28 (a)	100,000	85,245
3.30%, 09/15/29 (a)	150,000	134,358
2.55%, 03/15/31 (a)	100,000	82,273
2.25%, 09/15/31 (a)	150,000	120,422
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	500,000	499,110
4.45%, 05/19/26 (a)	500,000	497,625
4.45%, 05/19/28 (a)	500,000	498,395
4.65%, 05/19/30 (a)	500,000	500,860
4.75%, 05/19/33 (a)	850,000	853,799
5.11%, 05/19/43 (a)	500,000	497,075
5.30%, 05/19/53 (a)	1,000,000	1,030,248
5.34%, 05/19/63 (a)	650,000	651,040
Pfizer, Inc.
0.80%, 05/28/25 (a)	250,000	232,225
2.75%, 06/03/26	300,000	286,371
3.00%, 12/15/26	350,000	334,397
3.60%, 09/15/28 (a)	200,000	192,830
3.45%, 03/15/29 (a)	300,000	286,014
2.63%, 04/01/30 (a)	200,000	178,000
1.70%, 05/28/30 (a)	200,000	166,926
1.75%, 08/18/31 (a)	275,000	224,062
4.00%, 12/15/36	150,000	139,902
4.10%, 09/15/38 (a)	150,000	137,541
3.90%, 03/15/39 (a)	50,000	44,292
7.20%, 03/15/39	460,000	572,410
2.55%, 05/28/40 (a)	200,000	145,548
5.60%, 09/15/40	50,000	53,216
4.30%, 06/15/43	100,000	91,209
4.40%, 05/15/44	180,000	168,680
4.13%, 12/15/46	200,000	176,988
4.20%, 09/15/48 (a)	200,000	179,256
4.00%, 03/15/49 (a)	250,000	218,727
2.70%, 05/28/50 (a)	200,000	139,576
Philip Morris International, Inc.
3.25%, 11/10/24	80,000	78,029
5.13%, 11/15/24	100,000	100,091
1.50%, 05/01/25 (a)	175,000	164,250
3.38%, 08/11/25 (a)	130,000	126,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 11/17/25	400,000	400,980
4.88%, 02/13/26	200,000	199,744
0.88%, 05/01/26 (a)	150,000	134,594
5.13%, 11/17/27 (a)	300,000	303,189
4.88%, 02/15/28 (a)	250,000	249,377
3.13%, 03/02/28 (a)	100,000	92,906
3.38%, 08/15/29 (a)	150,000	136,547
5.63%, 11/17/29 (a)	250,000	256,175
5.13%, 02/15/30 (a)	450,000	445,743
2.10%, 05/01/30 (a)	150,000	124,130
1.75%, 11/01/30 (a)	150,000	119,177
5.75%, 11/17/32 (a)	300,000	307,713
5.38%, 02/15/33 (a)	200,000	198,930
6.38%, 05/16/38	250,000	267,480
4.38%, 11/15/41	200,000	168,134
4.50%, 03/20/42	100,000	85,098
3.88%, 08/21/42	100,000	77,496
4.13%, 03/04/43	175,000	139,258
4.88%, 11/15/43	100,000	87,968
4.25%, 11/10/44	200,000	161,392
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	139,416
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	171,740
3.50%, 03/01/32 (a)	150,000	119,919
6.25%, 07/01/33 (a)	150,000	146,229
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	169,960
3.93%, 10/01/48 (a)	100,000	78,691
2.70%, 10/01/51 (a)	150,000	88,877
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	145,266
3.45%, 06/01/26 (a)	150,000	144,298
4.20%, 06/30/29 (a)	100,000	97,559
2.95%, 06/30/30 (a)	150,000	132,596
2.80%, 06/30/31 (a)	200,000	172,430
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	201,565
2.80%, 09/15/50 (a)	150,000	95,939
Reynolds American, Inc.
4.45%, 06/12/25 (a)	495,000	484,164
5.70%, 08/15/35 (a)	150,000	140,709
7.25%, 06/15/37	50,000	52,713
6.15%, 09/15/43	100,000	95,641
5.85%, 08/15/45 (a)	350,000	306,708
Royalty Pharma PLC
1.20%, 09/02/25 (a)	250,000	226,082
1.75%, 09/02/27 (a)	200,000	172,762
2.20%, 09/02/30 (a)	200,000	161,482
2.15%, 09/02/31 (a)	150,000	118,115
3.30%, 09/02/40 (a)	200,000	140,866
3.55%, 09/02/50 (a)	150,000	99,707
3.35%, 09/02/51 (a)	50,000	31,818
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	92,662
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	33,259
Sanofi
3.63%, 06/19/28 (a)	250,000	244,295
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	32,105
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	485,000	458,019
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	201,430

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	90,810
3.80%, 11/15/48 (a)	150,000	120,719
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	125,330
3.75%, 03/15/51 (a)	150,000	109,602
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	185,216
3.38%, 11/01/25 (a)	150,000	144,801
3.50%, 03/15/26 (a)	150,000	145,131
3.65%, 03/07/28 (a)	150,000	143,698
1.95%, 06/15/30 (a)	250,000	208,395
4.38%, 05/15/44 (a)	100,000	87,972
4.63%, 03/15/46 (a)	150,000	137,270
2.90%, 06/15/50 (a)	200,000	137,310
Sutter Health
1.32%, 08/15/25 (a)	100,000	91,231
2.29%, 08/15/30 (a)	100,000	83,411
3.16%, 08/15/40 (a)	100,000	75,564
4.09%, 08/15/48 (a)	65,000	52,306
3.36%, 08/15/50 (a)	150,000	105,311
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,260
3.30%, 07/15/26 (a)	150,000	143,309
3.25%, 07/15/27 (a)	150,000	141,534
2.40%, 02/15/30 (a)	100,000	85,737
5.95%, 04/01/30 (a)	200,000	210,840
2.45%, 12/14/31 (a)	150,000	123,606
6.60%, 04/01/40 (a)	75,000	81,344
4.85%, 10/01/45 (a)	100,000	88,704
4.50%, 04/01/46 (a)	150,000	127,212
4.45%, 03/15/48 (a)	100,000	85,136
3.30%, 02/15/50 (a)	100,000	70,178
6.60%, 04/01/50 (a)	150,000	167,340
3.15%, 12/14/51 (a)	150,000	101,654
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	250,000	251,207
2.05%, 03/31/30 (a)	500,000	417,855
3.03%, 07/09/40 (a)	200,000	149,630
3.18%, 07/09/50 (a)	450,000	311,287
3.38%, 07/09/60 (a)	200,000	134,994
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	119,294
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	88,143
2.59%, 02/01/50 (a)	80,000	50,835
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	64,863
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	91,486
The Clorox Co.
3.10%, 10/01/27 (a)	150,000	140,600
3.90%, 05/15/28 (a)	100,000	96,453
4.60%, 05/01/32 (a)	200,000	197,010
The Coca-Cola Co.
1.75%, 09/06/24	200,000	193,376
3.38%, 03/25/27	200,000	195,038
1.45%, 06/01/27	200,000	181,612
1.50%, 03/05/28	200,000	177,816
1.00%, 03/15/28	250,000	216,125
2.13%, 09/06/29	150,000	132,489
3.45%, 03/25/30	200,000	190,462
1.65%, 06/01/30	300,000	251,466
2.00%, 03/05/31	125,000	105,729
1.38%, 03/15/31	250,000	201,577
2.25%, 01/05/32	350,000	300,184
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 06/01/40	200,000	149,980
2.88%, 05/05/41	150,000	116,904
4.20%, 03/25/50	100,000	93,019
2.60%, 06/01/50	300,000	208,173
3.00%, 03/05/51	250,000	187,395
2.50%, 03/15/51	150,000	101,085
2.75%, 06/01/60	200,000	137,044
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	47,970
3.15%, 03/15/27 (a)	100,000	96,068
2.38%, 12/01/29 (a)	100,000	87,221
2.60%, 04/15/30 (a)	150,000	131,960
1.95%, 03/15/31 (a)	150,000	124,490
4.65%, 05/15/33 (a)	100,000	99,048
6.00%, 05/15/37	90,000	100,000
4.15%, 03/15/47 (a)	100,000	87,315
3.13%, 12/01/49 (a)	150,000	109,457
5.15%, 05/15/53 (a)	100,000	100,069
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	96,439
0.90%, 06/01/25 (a)	150,000	139,269
2.45%, 11/15/29 (a)	100,000	88,556
3.13%, 11/15/49 (a)	100,000	73,732
2.65%, 06/01/50 (a)	100,000	67,521
The JM Smucker Co.
3.50%, 03/15/25	237,000	230,357
2.38%, 03/15/30 (a)	100,000	85,693
2.13%, 03/15/32 (a)	250,000	201,490
4.38%, 03/15/45	100,000	86,534
3.55%, 03/15/50 (a)	100,000	72,724
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	123,903
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	193,414
2.65%, 10/15/26 (a)	150,000	140,390
3.70%, 08/01/27 (a)	100,000	96,556
4.50%, 01/15/29 (a)	200,000	196,722
1.70%, 01/15/31 (a)	100,000	78,804
6.90%, 04/15/38	50,000	56,400
5.40%, 07/15/40 (a)	100,000	96,792
5.00%, 04/15/42 (a)	100,000	91,739
3.88%, 10/15/46 (a)	100,000	76,821
4.45%, 02/01/47 (a)	200,000	172,514
4.65%, 01/15/48 (a)	50,000	43,695
5.40%, 01/15/49 (a)	100,000	97,257
3.95%, 01/15/50 (a)	150,000	119,138
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	96,287
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	67,461
4.02%, 08/01/45	150,000	127,379
2.61%, 08/01/60 (a)	100,000	59,228
3.95%, 08/01/19 (a)	100,000	71,833
The Procter & Gamble Co.
0.55%, 10/29/25	125,000	114,214
2.70%, 02/02/26	150,000	144,991
1.00%, 04/23/26	250,000	227,927
2.45%, 11/03/26	241,000	227,639
1.90%, 02/01/27	200,000	185,210
2.80%, 03/25/27	100,000	95,351
2.85%, 08/11/27	150,000	142,887
3.95%, 01/26/28	100,000	99,639
3.00%, 03/25/30	300,000	279,699
1.20%, 10/29/30	150,000	121,743
1.95%, 04/23/31	150,000	128,502
2.30%, 02/01/32	200,000	175,496
5.55%, 03/05/37	150,000	168,144

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/25/40	100,000	87,799
3.50%, 10/25/47	100,000	84,140
3.60%, 03/25/50	175,000	147,927
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	474,330
1.75%, 10/15/28 (a)	100,000	87,478
2.60%, 10/01/29 (a)	150,000	133,541
2.00%, 10/15/31 (a)	250,000	204,525
4.95%, 11/21/32 (a)	150,000	153,283
2.80%, 10/15/41 (a)	250,000	184,420
5.30%, 02/01/44 (a)	45,000	46,057
4.10%, 08/15/47 (a)	150,000	132,996
Trinity Health Corp.
4.13%, 12/01/45	100,000	86,245
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	200,000	196,912
4.00%, 03/01/26 (a)	200,000	194,418
3.55%, 06/02/27 (a)	250,000	236,677
4.35%, 03/01/29 (a)	150,000	143,766
4.88%, 08/15/34 (a)	50,000	48,515
5.15%, 08/15/44 (a)	150,000	134,822
4.55%, 06/02/47 (a)	100,000	82,021
5.10%, 09/28/48 (a)	300,000	272,493
Unilever Capital Corp.
0.63%, 08/12/24 (a)	100,000	94,728
3.38%, 03/22/25 (a)	100,000	97,550
2.00%, 07/28/26	250,000	233,187
2.90%, 05/05/27 (a)	250,000	237,077
3.50%, 03/22/28 (a)	250,000	241,525
2.13%, 09/06/29 (a)	150,000	131,616
1.38%, 09/14/30 (a)	100,000	80,818
1.75%, 08/12/31 (a)	150,000	121,871
5.90%, 11/15/32	100,000	110,096
2.63%, 08/12/51 (a)	100,000	67,723
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	132,063
2.65%, 10/15/30 (a)	225,000	182,603
UPMC
5.38%, 05/15/43 (a)	100,000	97,143
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	380,572
5.25%, 06/15/46 (a)	200,000	153,506
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	138,477
2.30%, 06/22/27 (a)	100,000	87,685
2.70%, 06/22/30 (a)	300,000	240,996
3.85%, 06/22/40 (a)	300,000	202,050
4.00%, 06/22/50 (a)	300,000	192,645
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,435
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,527
4.75%, 02/26/29 (a)	100,000	98,606
2.40%, 05/15/31 (a)	100,000	81,360
4.50%, 06/01/46 (a)	100,000	80,275
4.60%, 05/15/50 (a)	100,000	81,317
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	96,111
Wyeth LLC
6.50%, 02/01/34	150,000	169,954
6.00%, 02/15/36	100,000	109,309
5.95%, 04/01/37	400,000	440,220
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	91,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	339,164
3.05%, 01/15/26 (a)	100,000	95,223
3.55%, 03/20/30 (a)	100,000	88,262
4.45%, 08/15/45 (a)	150,000	127,133
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	101,413
3.00%, 09/12/27 (a)	200,000	188,228
3.90%, 08/20/28 (a)	100,000	96,684
2.00%, 05/15/30 (a)	150,000	125,327
5.60%, 11/16/32 (a)	150,000	158,287
4.70%, 02/01/43 (a)	195,000	178,836
3.95%, 09/12/47 (a)	100,000	81,638
4.45%, 08/20/48 (a)	100,000	87,849
3.00%, 05/15/50 (a)	100,000	68,958
		167,819,558
Energy 1.7%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	187,350
3.14%, 11/07/29 (a)	100,000	89,792
4.49%, 05/01/30 (a)	150,000	145,347
4.08%, 12/15/47 (a)	250,000	196,527
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	189,898
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	346,416
4.80%, 05/03/29 (a)	100,000	97,030
3.40%, 02/15/31 (a)	100,000	86,319
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	97,913
3.41%, 02/11/26 (a)	150,000	144,991
3.12%, 05/04/26 (a)	200,000	191,916
3.02%, 01/16/27 (a)	100,000	94,848
3.54%, 04/06/27 (a)	100,000	96,461
3.59%, 04/14/27 (a)	200,000	192,968
3.94%, 09/21/28 (a)	150,000	145,594
4.23%, 11/06/28 (a)	350,000	343,973
3.63%, 04/06/30 (a)	300,000	281,805
1.75%, 08/10/30 (a)	200,000	164,566
2.72%, 01/12/32 (a)	350,000	298,711
4.89%, 09/11/33 (a)	250,000	248,467
3.06%, 06/17/41 (a)	300,000	223,494
3.00%, 02/24/50 (a)	400,000	272,800
2.77%, 11/10/50 (a)	250,000	162,632
2.94%, 06/04/51 (a)	300,000	200,895
3.00%, 03/17/52 (a)	250,000	168,295
3.38%, 02/08/61 (a)	400,000	278,504
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	333,945
3.72%, 11/28/28 (a)	150,000	143,705
Burlington Resources LLC
7.40%, 12/01/31	200,000	233,142
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	130,000	126,495
2.05%, 07/15/25 (a)	100,000	93,907
3.85%, 06/01/27 (a)	250,000	237,747
6.45%, 06/30/33	195,000	202,174
6.25%, 03/15/38	180,000	184,541
6.75%, 02/01/39	150,000	156,916
4.95%, 06/01/47 (a)	100,000	87,495
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	200,000	162,220
5.25%, 06/15/37 (a)	200,000	186,270
6.75%, 11/15/39	150,000	157,300

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 06/15/47 (a)	100,000	89,903
3.75%, 02/15/52 (a)	150,000	104,024
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	300,000	300,558
5.13%, 06/30/27 (a)	275,000	272,880
3.70%, 11/15/29 (a)	200,000	182,708
2.74%, 12/31/39 (a)	200,000	158,894
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	230,647
4.00%, 03/01/31 (a)	250,000	220,300
3.25%, 01/31/32 (a)	150,000	122,879
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	400,000	376,096
Chevron Corp.
1.55%, 05/11/25 (a)	450,000	424,557
2.95%, 05/16/26 (a)	400,000	384,408
2.00%, 05/11/27 (a)	200,000	183,208
2.24%, 05/11/30 (a)	100,000	87,556
3.08%, 05/11/50 (a)	150,000	110,769
Chevron USA, Inc.
3.90%, 11/15/24 (a)	200,000	197,268
0.69%, 08/12/25 (a)	100,000	92,105
1.02%, 08/12/27 (a)	150,000	131,762
3.85%, 01/15/28 (a)	200,000	197,400
3.25%, 10/15/29 (a)	100,000	93,380
6.00%, 03/01/41 (a)	50,000	54,946
5.25%, 11/15/43 (a)	100,000	102,051
2.34%, 08/12/50 (a)	150,000	94,470
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	196,694
5.80%, 06/01/45 (a)	100,000	98,757
ConocoPhillips Co.
2.40%, 03/07/25 (a)	200,000	191,964
6.95%, 04/15/29	200,000	223,038
5.90%, 10/15/32	100,000	108,798
6.50%, 02/01/39	300,000	343,233
3.76%, 03/15/42 (a)	250,000	207,680
4.30%, 11/15/44 (a)	150,000	131,501
4.88%, 10/01/47 (a)	100,000	95,431
3.80%, 03/15/52 (a)	200,000	159,794
4.03%, 03/15/62 (a)	407,000	324,013
Continental Resources, Inc.
3.80%, 06/01/24 (a)	50,000	49,054
4.38%, 01/15/28 (a)	250,000	235,267
4.90%, 06/01/44 (a)	100,000	75,279
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	100,000	94,446
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	198,352
5.13%, 05/15/29 (a)	200,000	194,918
3.25%, 02/15/32 (a)	200,000	167,894
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	151,990
5.25%, 10/15/27 (a)	130,000	128,785
5.88%, 06/15/28 (a)(c)	30,000	30,055
4.50%, 01/15/30 (a)	130,000	122,249
7.95%, 04/15/32	100,000	116,468
5.60%, 07/15/41 (a)	350,000	325,444
4.75%, 05/15/42 (a)	100,000	83,790
5.00%, 06/15/45 (a)	100,000	85,737
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	190,832
3.50%, 12/01/29 (a)	150,000	135,585
3.13%, 03/24/31 (a)	300,000	256,602
6.25%, 03/15/33 (a)	200,000	207,794
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/52 (a)	150,000	113,483
6.25%, 03/15/53 (a)	100,000	100,584
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	96,090
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	177,974
4.80%, 11/01/43 (a)(c)	100,000	88,405
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	150,000	146,733
4.15%, 09/15/29 (a)	100,000	93,528
5.00%, 05/15/44 (a)	75,000	62,301
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	180,000	170,015
7.38%, 10/15/45 (a)	100,000	114,728
Enbridge, Inc.
2.50%, 01/15/25 (a)	200,000	191,148
2.50%, 02/14/25	200,000	190,712
1.60%, 10/04/26 (a)	100,000	89,514
3.70%, 07/15/27 (a)	150,000	143,151
3.13%, 11/15/29 (a)	250,000	223,962
5.70%, 03/08/33 (a)	400,000	406,896
2.50%, 08/01/33 (a)	200,000	156,364
4.50%, 06/10/44 (a)	100,000	81,769
5.50%, 12/01/46 (a)	200,000	189,382
4.00%, 11/15/49 (a)	100,000	75,771
3.40%, 08/01/51 (a)	150,000	101,492
Energy Transfer LP
4.05%, 03/15/25 (a)	150,000	146,442
2.90%, 05/15/25 (a)	150,000	142,574
4.75%, 01/15/26 (a)	150,000	147,916
3.90%, 07/15/26 (a)	100,000	95,524
4.20%, 04/15/27 (a)	100,000	95,957
5.50%, 06/01/27 (a)	150,000	150,480
4.00%, 10/01/27 (a)	200,000	189,448
5.55%, 02/15/28 (a)	150,000	150,750
4.95%, 06/15/28 (a)	150,000	146,634
5.25%, 04/15/29 (a)	300,000	296,415
3.75%, 05/15/30 (a)	300,000	271,731
5.75%, 02/15/33 (a)	250,000	251,340
4.90%, 03/15/35 (a)	80,000	73,228
6.63%, 10/15/36	100,000	102,939
5.80%, 06/15/38 (a)	150,000	142,928
7.50%, 07/01/38	150,000	164,361
6.05%, 06/01/41 (a)	100,000	96,229
6.50%, 02/01/42 (a)	150,000	149,911
6.10%, 02/15/42	100,000	95,620
5.15%, 02/01/43 (a)	100,000	84,314
5.95%, 10/01/43 (a)	100,000	92,426
5.30%, 04/01/44 (a)	100,000	84,689
5.15%, 03/15/45 (a)	200,000	168,290
5.35%, 05/15/45 (a)	100,000	85,523
6.13%, 12/15/45 (a)	165,000	154,232
5.30%, 04/15/47 (a)	100,000	84,923
5.40%, 10/01/47 (a)	300,000	257,682
6.00%, 06/15/48 (a)	150,000	138,086
6.25%, 04/15/49 (a)	300,000	286,353
5.00%, 05/15/50 (a)	350,000	287,091
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	230,000	225,717
3.70%, 02/15/26 (a)	100,000	97,462
3.95%, 02/15/27 (a)	150,000	146,541
4.15%, 10/16/28 (a)	150,000	145,039
3.13%, 07/31/29 (a)	200,000	180,878
2.80%, 01/31/30 (a)	250,000	220,017
7.55%, 04/15/38	100,000	115,855
6.13%, 10/15/39	50,000	52,565
6.45%, 09/01/40	100,000	107,082

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 02/01/41	100,000	102,865
5.70%, 02/15/42	100,000	99,247
4.85%, 08/15/42 (a)	100,000	90,505
4.45%, 02/15/43 (a)	200,000	171,878
4.85%, 03/15/44 (a)	300,000	270,213
5.10%, 02/15/45 (a)	200,000	186,026
4.90%, 05/15/46 (a)	200,000	180,422
4.25%, 02/15/48 (a)	250,000	206,500
4.80%, 02/01/49 (a)	250,000	223,690
4.20%, 01/31/50 (a)	250,000	203,122
3.70%, 01/31/51 (a)	200,000	149,410
3.20%, 02/15/52 (a)	250,000	171,305
3.30%, 02/15/53 (a)	250,000	174,660
4.95%, 10/15/54 (a)	100,000	88,863
3.95%, 01/31/60 (a)	150,000	112,410
5.25%, 08/16/77 (a)(b)	200,000	173,498
5.38%, 02/15/78 (a)(b)	100,000	81,677
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,777
4.15%, 01/15/26 (a)	100,000	98,985
4.38%, 04/15/30 (a)	100,000	98,742
3.90%, 04/01/35 (a)	174,000	157,320
4.95%, 04/15/50 (a)	150,000	145,527
EQT Corp.
6.13%, 02/01/25 (a)(e)	200,000	200,252
5.68%, 10/01/25 (a)	100,000	99,973
3.90%, 10/01/27 (a)	250,000	233,150
5.00%, 01/15/29 (a)	100,000	94,369
7.00%, 02/01/30 (a)(e)	50,000	52,032
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	250,000	241,680
2.71%, 03/06/25 (a)	200,000	193,344
2.99%, 03/19/25 (a)	500,000	484,975
3.04%, 03/01/26 (a)	500,000	482,620
2.28%, 08/16/26 (a)	150,000	140,882
3.29%, 03/19/27 (a)	150,000	145,596
2.44%, 08/16/29 (a)	200,000	180,282
3.48%, 03/19/30 (a)	400,000	377,624
2.61%, 10/15/30 (a)	350,000	308,441
3.00%, 08/16/39 (a)	150,000	117,516
4.23%, 03/19/40 (a)	350,000	320,701
3.57%, 03/06/45 (a)	230,000	185,479
4.11%, 03/01/46 (a)	400,000	348,568
3.10%, 08/16/49 (a)	300,000	217,176
4.33%, 03/19/50 (a)	500,000	446,730
3.45%, 04/15/51 (a)	450,000	345,960
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,337
2.92%, 03/01/30 (a)	200,000	177,126
4.85%, 11/15/35 (a)	150,000	142,053
6.70%, 09/15/38	100,000	110,022
7.45%, 09/15/39	200,000	228,528
4.50%, 11/15/41 (a)	150,000	125,412
4.75%, 08/01/43 (a)	100,000	85,912
5.00%, 11/15/45 (a)	330,000	293,212
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	162,704
Hess Corp.
4.30%, 04/01/27 (a)	250,000	242,315
7.88%, 10/01/29	100,000	111,574
7.30%, 08/15/31	100,000	109,964
7.13%, 03/15/33	200,000	218,786
6.00%, 01/15/40	100,000	98,590
5.60%, 02/15/41	100,000	94,348
5.80%, 04/01/47 (a)	50,000	47,971
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
2.63%, 10/01/23	100,000	98,787
5.88%, 04/01/26 (a)	150,000	150,741
4.50%, 10/01/30 (a)	100,000	89,065
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	219,452
5.80%, 03/15/35	150,000	149,187
6.95%, 01/15/38	330,000	357,014
6.55%, 09/15/40	150,000	152,047
7.50%, 11/15/40	100,000	111,329
5.63%, 09/01/41	50,000	46,134
5.00%, 08/15/42 (a)	100,000	84,665
4.70%, 11/01/42 (a)	45,000	37,267
5.00%, 03/01/43 (a)	100,000	85,062
5.50%, 03/01/44 (a)	200,000	180,166
5.40%, 09/01/44 (a)	195,000	173,226
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	240,404
1.75%, 11/15/26 (a)	100,000	89,155
4.30%, 03/01/28 (a)	200,000	193,518
2.00%, 02/15/31 (a)	250,000	198,692
7.75%, 01/15/32	150,000	170,160
5.30%, 12/01/34 (a)	250,000	240,485
5.55%, 06/01/45 (a)	330,000	299,934
5.05%, 02/15/46 (a)	200,000	168,976
5.20%, 03/01/48 (a)	100,000	86,185
3.25%, 08/01/50 (a)	100,000	62,918
3.60%, 02/15/51 (a)	150,000	101,040
5.45%, 08/01/52 (a)	150,000	133,314
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	174,464
5.15%, 10/15/43 (a)	150,000	126,980
4.85%, 02/01/49 (a)	150,000	121,764
3.95%, 03/01/50 (a)	150,000	105,716
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	192,522
6.80%, 03/15/32	100,000	103,976
6.60%, 10/01/37	150,000	150,298
5.20%, 06/01/45 (a)	100,000	83,862
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	130,000	126,750
4.70%, 05/01/25 (a)	200,000	197,552
5.13%, 12/15/26 (a)	100,000	99,852
3.80%, 04/01/28 (a)	100,000	94,124
6.50%, 03/01/41 (a)	200,000	203,750
4.75%, 09/15/44 (a)	150,000	123,726
4.50%, 04/01/48 (a)	50,000	38,863
5.00%, 09/15/54 (a)	100,000	80,790
MPLX LP
4.88%, 12/01/24 (a)	300,000	296,820
4.00%, 02/15/25 (a)	100,000	97,504
4.88%, 06/01/25 (a)	300,000	296,646
1.75%, 03/01/26 (a)	250,000	228,065
4.13%, 03/01/27 (a)	200,000	193,856
4.25%, 12/01/27 (a)	150,000	144,407
4.00%, 03/15/28 (a)	150,000	142,550
4.80%, 02/15/29 (a)	150,000	146,389
2.65%, 08/15/30 (a)	250,000	209,505
4.95%, 09/01/32 (a)	150,000	143,939
4.50%, 04/15/38 (a)	350,000	302,428
5.20%, 03/01/47 (a)	150,000	129,458
5.20%, 12/01/47 (a)	100,000	85,843
4.70%, 04/15/48 (a)	150,000	120,453
5.50%, 02/15/49 (a)	300,000	268,362
4.95%, 03/14/52 (a)	250,000	206,535
5.65%, 03/01/53 (a)	100,000	91,573
4.90%, 04/15/58 (a)	100,000	80,117

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,072
5.50%, 01/15/26 (a)	100,000	99,426
3.95%, 09/15/27 (a)	100,000	93,735
4.75%, 09/01/28 (a)	100,000	96,241
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	192,402
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	89,560
3.95%, 12/01/42 (a)	150,000	108,536
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	200,116
5.50%, 12/01/25 (a)	200,000	199,234
5.55%, 03/15/26 (a)	200,000	199,750
8.88%, 07/15/30 (a)	200,000	230,008
6.63%, 09/01/30 (a)	200,000	208,640
6.13%, 01/01/31 (a)	200,000	203,370
7.50%, 05/01/31	200,000	217,480
6.45%, 09/15/36	300,000	305,097
6.20%, 03/15/40	150,000	146,664
6.60%, 03/15/46 (a)	200,000	204,168
4.20%, 03/15/48 (a)	100,000	74,532
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	148,057
6.65%, 10/01/36	100,000	101,920
6.85%, 10/15/37	150,000	154,885
6.13%, 02/01/41 (a)	150,000	144,836
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	144,759
2.20%, 09/15/25 (a)	50,000	46,406
5.85%, 01/15/26 (a)	155,000	156,823
4.55%, 07/15/28 (a)	150,000	144,461
3.40%, 09/01/29 (a)	150,000	132,725
3.10%, 03/15/30 (a)	200,000	172,914
6.35%, 01/15/31 (a)	70,000	72,190
6.10%, 11/15/32 (a)	150,000	152,293
5.20%, 07/15/48 (a)	250,000	208,802
4.45%, 09/01/49 (a)	150,000	112,296
4.50%, 03/15/50 (a)	50,000	37,920
7.15%, 01/15/51 (a)	100,000	103,896
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	199,108
Ovintiv, Inc.
7.38%, 11/01/31	200,000	214,034
6.50%, 08/15/34	200,000	201,350
6.63%, 08/15/37	100,000	99,713
Phillips 66
1.30%, 02/15/26 (a)	50,000	45,413
3.90%, 03/15/28 (a)	150,000	143,927
2.15%, 12/15/30 (a)	150,000	122,634
4.65%, 11/15/34 (a)	150,000	140,579
5.88%, 05/01/42	300,000	307,896
4.88%, 11/15/44 (a)	300,000	271,485
3.30%, 03/15/52 (a)	200,000	135,212
Phillips 66 Co.
2.45%, 12/15/24 (a)	50,000	47,722
3.61%, 02/15/25 (a)	130,000	126,434
3.55%, 10/01/26 (a)	100,000	95,036
3.75%, 03/01/28 (a)	100,000	94,458
3.15%, 12/15/29 (a)	100,000	88,805
4.68%, 02/15/45 (a)	100,000	85,220
4.90%, 10/01/46 (a)	100,000	87,650
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	181,114
1.90%, 08/15/30 (a)	200,000	162,740
2.15%, 01/15/31 (a)	200,000	163,510
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	200,000	194,114
4.65%, 10/15/25 (a)	150,000	147,570
4.50%, 12/15/26 (a)	230,000	222,470
3.55%, 12/15/29 (a)	150,000	133,001
3.80%, 09/15/30 (a)	150,000	133,274
6.65%, 01/15/37	100,000	100,754
5.15%, 06/01/42 (a)	100,000	82,148
4.30%, 01/31/43 (a)	100,000	73,202
4.70%, 06/15/44 (a)	100,000	77,178
4.90%, 02/15/45 (a)	100,000	79,290
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	350,000	350,077
5.88%, 06/30/26 (a)	200,000	202,978
5.00%, 03/15/27 (a)	250,000	247,150
4.20%, 03/15/28 (a)	350,000	333,749
4.50%, 05/15/30 (a)	375,000	354,870
5.90%, 09/15/37 (a)(c)	100,000	101,419
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	139,014
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	200,000	176,350
Shell International Finance BV
2.00%, 11/07/24 (a)	200,000	192,568
3.25%, 05/11/25	430,000	419,065
2.88%, 05/10/26	300,000	287,358
2.50%, 09/12/26	250,000	235,200
3.88%, 11/13/28 (a)	300,000	293,583
2.38%, 11/07/29 (a)	350,000	308,588
2.75%, 04/06/30 (a)	300,000	268,770
4.13%, 05/11/35	200,000	186,094
6.38%, 12/15/38	500,000	558,690
5.50%, 03/25/40	250,000	258,730
2.88%, 11/26/41 (a)	50,000	36,854
3.63%, 08/21/42	80,000	65,375
4.55%, 08/12/43	150,000	137,237
4.38%, 05/11/45	530,000	470,015
4.00%, 05/10/46	430,000	360,650
3.75%, 09/12/46	200,000	160,898
3.13%, 11/07/49 (a)	200,000	143,716
3.25%, 04/06/50 (a)	400,000	294,060
3.00%, 11/26/51 (a)	200,000	138,642
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	200,000	189,304
4.50%, 03/15/45 (a)	150,000	121,911
Suncor Energy, Inc.
5.95%, 05/15/35	200,000	197,082
6.80%, 05/15/38	100,000	106,382
6.50%, 06/15/38	250,000	260,980
6.85%, 06/01/39	150,000	161,077
4.00%, 11/15/47 (a)	100,000	76,503
3.75%, 03/04/51 (a)	150,000	108,764
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	197,566
4.20%, 02/01/33 (a)	150,000	132,777
4.95%, 04/15/52 (a)	150,000	119,385
6.25%, 07/01/52 (a)	100,000	94,756
6.50%, 02/15/53 (a)	150,000	147,177
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	250,835
5.50%, 03/01/30 (a)	150,000	144,435
4.88%, 02/01/31 (a)	150,000	138,264
4.00%, 01/15/32 (a)	250,000	214,742
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	146,857
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	214,284

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Williams Cos., Inc.
4.55%, 06/24/24 (a)	100,000	98,815
3.90%, 01/15/25 (a)	100,000	97,647
5.40%, 03/02/26	200,000	201,748
3.75%, 06/15/27 (a)	200,000	190,738
7.50%, 01/15/31	150,000	165,523
2.60%, 03/15/31 (a)	150,000	124,107
8.75%, 03/15/32	150,000	178,801
4.65%, 08/15/32 (a)	150,000	142,145
5.65%, 03/15/33 (a)	200,000	202,724
6.30%, 04/15/40	200,000	207,596
5.80%, 11/15/43 (a)	122,000	117,663
5.40%, 03/04/44 (a)	100,000	92,012
5.75%, 06/24/44 (a)	100,000	95,955
4.90%, 01/15/45 (a)	100,000	86,143
5.10%, 09/15/45 (a)	100,000	88,659
4.85%, 03/01/48 (a)	150,000	128,136
3.50%, 10/15/51 (a)	150,000	102,401
5.30%, 08/15/52 (a)	150,000	135,788
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	250,000	240,292
3.46%, 02/19/29 (a)	300,000	282,966
2.83%, 01/10/30 (a)	200,000	180,434
2.99%, 06/29/41 (a)	100,000	75,745
3.46%, 07/12/49 (a)	200,000	152,966
3.13%, 05/29/50 (a)	450,000	320,517
3.39%, 06/29/60 (a)	100,000	71,654
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	146,421
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	300,000	281,946
4.88%, 01/15/26 (a)	200,000	199,034
4.25%, 05/15/28 (a)	250,000	240,080
4.10%, 04/15/30 (a)	200,000	185,990
2.50%, 10/12/31 (a)	200,000	161,490
4.63%, 03/01/34 (a)	200,000	184,702
5.60%, 03/31/34	100,000	100,497
5.85%, 03/15/36	100,000	100,125
6.20%, 10/15/37	150,000	155,776
4.75%, 05/15/38 (a)	100,000	90,495
7.25%, 08/15/38	150,000	168,019
7.63%, 01/15/39	150,000	171,492
6.10%, 06/01/40	150,000	152,019
5.00%, 10/16/43 (a)	100,000	89,455
4.88%, 05/15/48 (a)	200,000	175,506
5.10%, 03/15/49 (a)	150,000	137,031
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	211,964
3.25%, 05/15/30 (a)	200,000	178,416
5.40%, 08/15/41 (a)	100,000	96,108
4.60%, 03/15/48 (a)	100,000	84,052
3.95%, 05/15/50 (a)	100,000	76,976
Valero Energy Corp.
1.20%, 03/15/24	200,000	193,048
2.15%, 09/15/27 (a)	150,000	134,486
4.00%, 04/01/29 (a)	150,000	143,040
7.50%, 04/15/32	150,000	169,254
6.63%, 06/15/37	200,000	215,332
4.90%, 03/15/45	130,000	114,219
3.65%, 12/01/51 (a)	200,000	137,476
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	146,676
Western Midstream Operating LP
3.35%, 02/01/25 (a)	100,000	95,457
4.65%, 07/01/26 (a)	150,000	144,947
4.30%, 02/01/30 (a)	450,000	401,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 08/15/48 (a)	100,000	82,679
5.50%, 02/01/50 (a)	250,000	201,087
		73,665,317
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	71,791
California Institute of Technology
4.32%, 08/01/45	100,000	91,749
3.65%, 09/01/19 (a)	200,000	136,488
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	292,212
Duke University
2.68%, 10/01/44	100,000	73,810
2.76%, 10/01/50	100,000	69,428
2.83%, 10/01/55	100,000	68,073
Emory University
2.97%, 09/01/50 (a)	150,000	106,969
Johns Hopkins University
4.08%, 07/01/53	100,000	87,703
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	139,434
2.99%, 07/01/50 (a)	100,000	74,882
2.29%, 07/01/51 (a)	100,000	63,012
5.60%, 07/01/11	150,000	167,343
4.68%, 07/01/14	100,000	91,967
Northeastern University
2.89%, 10/01/50	150,000	102,934
Northwestern University
4.64%, 12/01/44	100,000	97,322
2.64%, 12/01/50 (a)	100,000	67,306
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	77,768
2.52%, 10/15/50 (a)	100,000	67,575
3.75%, 11/15/52 (a)	100,000	85,196
3.30%, 07/15/56 (a)	100,000	76,393
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	212,302
3.05%, 10/01/41 (a)	150,000	102,756
The American University
3.67%, 04/01/49	100,000	79,687
The George Washington University
4.30%, 09/15/44	100,000	89,733
4.87%, 09/15/45	50,000	47,811
4.13%, 09/15/48 (a)	150,000	128,641
The Georgetown University
4.32%, 04/01/49 (a)	50,000	43,580
2.94%, 04/01/50	100,000	68,025
5.22%, 10/01/18 (a)	50,000	46,072
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	177,972
3.65%, 05/01/48 (a)	100,000	84,967
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	96,371
4.67%, 09/01/12	50,000	44,920
The Trustees of the University of Princeton
5.70%, 03/01/39	200,000	222,560
2.52%, 07/01/50 (a)	100,000	66,687
The University of Chicago
2.76%, 04/01/45 (a)	100,000	77,298
2.55%, 04/01/50 (a)	100,000	67,559
3.00%, 10/01/52 (a)	100,000	72,104

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Washington University
3.52%, 04/15/54 (a)	125,000	98,891
4.35%, 04/15/22 (a)	100,000	82,209
Trustees of Boston College
3.13%, 07/01/52	150,000	109,563
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	81,406
University of Southern California
3.03%, 10/01/39	150,000	121,923
3.84%, 10/01/47 (a)	150,000	129,810
2.95%, 10/01/51 (a)	100,000	70,737
3.23%, 10/01/20 (a)	100,000	62,776
William Marsh Rice University
3.57%, 05/15/45	200,000	169,198
Yale University
1.48%, 04/15/30 (a)	50,000	41,505
2.40%, 04/15/50 (a)	100,000	65,703
		4,872,121
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	95,489
3.25%, 02/01/25 (a)	150,000	146,615
2.15%, 02/01/27 (a)	200,000	185,062
2.30%, 02/01/30 (a)	200,000	176,306
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	150,000	135,933
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	138,327
2.00%, 08/15/26 (a)	400,000	374,464
0.80%, 08/15/27 (a)	250,000	219,587
1.10%, 08/15/30 (a)	250,000	204,035
1.90%, 08/15/40 (a)	250,000	170,805
2.05%, 08/15/50 (a)	400,000	245,860
2.25%, 08/15/60 (a)	375,000	223,507
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	124,968
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	96,917
3.50%, 12/05/26 (a)	100,000	97,163
3.45%, 06/15/27 (a)(c)	100,000	95,997
1.70%, 10/01/28 (a)	200,000	174,102
2.10%, 10/01/31 (a)	200,000	166,550
2.80%, 10/01/41 (a)	200,000	148,722
2.95%, 10/01/51 (a)	200,000	140,230
Apple Inc.
1.80%, 09/11/24 (a)	100,000	96,553
2.75%, 01/13/25 (a)	300,000	291,792
2.50%, 02/09/25	289,000	279,469
1.13%, 05/11/25 (a)	400,000	374,928
3.20%, 05/13/25	300,000	292,806
0.55%, 08/20/25 (a)	250,000	230,027
0.70%, 02/08/26 (a)	500,000	454,825
3.25%, 02/23/26 (a)	480,000	467,054
2.45%, 08/04/26 (a)	400,000	379,128
2.05%, 09/11/26 (a)	450,000	420,318
3.35%, 02/09/27 (a)	400,000	389,948
3.20%, 05/11/27 (a)	350,000	338,460
3.00%, 06/20/27 (a)	200,000	192,272
2.90%, 09/12/27 (a)	400,000	380,688
3.00%, 11/13/27 (a)	150,000	143,276
1.20%, 02/08/28 (a)	500,000	439,085
4.00%, 05/10/28 (a)	250,000	249,545
1.40%, 08/05/28 (a)	450,000	393,984
3.25%, 08/08/29 (a)	150,000	142,635
2.20%, 09/11/29 (a)	350,000	312,644
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 05/11/30 (a)	200,000	170,354
1.25%, 08/20/30 (a)	300,000	246,057
1.65%, 02/08/31 (a)	500,000	417,335
1.70%, 08/05/31 (a)	200,000	166,460
3.35%, 08/08/32 (a)	250,000	235,295
4.30%, 05/10/33 (a)	250,000	250,785
4.50%, 02/23/36 (a)	200,000	205,236
2.38%, 02/08/41 (a)	300,000	220,581
3.85%, 05/04/43	480,000	427,147
4.45%, 05/06/44	150,000	146,790
3.45%, 02/09/45	400,000	335,824
4.38%, 05/13/45	300,000	284,349
4.65%, 02/23/46 (a)	700,000	693,945
3.85%, 08/04/46 (a)	200,000	175,438
4.25%, 02/09/47 (a)	195,000	185,090
3.75%, 09/12/47 (a)	250,000	213,987
3.75%, 11/13/47 (a)	200,000	171,930
2.95%, 09/11/49 (a)	300,000	221,262
2.65%, 05/11/50 (a)	400,000	275,616
2.40%, 08/20/50 (a)	300,000	197,349
2.65%, 02/08/51 (a)	500,000	342,645
2.70%, 08/05/51 (a)	350,000	242,452
3.95%, 08/08/52 (a)	250,000	218,437
4.85%, 05/10/53 (a)	250,000	251,085
2.55%, 08/20/60 (a)	300,000	194,436
2.80%, 02/08/61 (a)	250,000	165,583
2.85%, 08/05/61 (a)	300,000	201,144
4.10%, 08/08/62 (a)	200,000	173,750
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	147,581
3.30%, 04/01/27 (a)	150,000	144,474
1.75%, 06/01/30 (a)	150,000	125,282
5.10%, 10/01/35 (a)	150,000	153,936
5.85%, 06/15/41	100,000	108,804
4.35%, 04/01/47 (a)	150,000	138,822
2.75%, 06/01/50 (a)	150,000	104,894
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	242,407
2.95%, 02/15/32 (a)	100,000	82,456
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	98,961
2.85%, 01/15/30 (a)	100,000	88,494
2.40%, 12/15/31 (a)	200,000	164,612
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	194,882
1.70%, 05/15/28 (a)	200,000	177,382
1.25%, 09/01/30 (a)	200,000	163,002
Avnet, Inc.
3.00%, 05/15/31 (a)	100,000	79,935
5.50%, 06/01/32 (a)	50,000	47,340
Baidu, Inc.
4.13%, 06/30/25	300,000	292,539
1.72%, 04/09/26 (a)	200,000	180,924
4.88%, 11/14/28 (a)	200,000	198,334
2.38%, 10/09/30 (a)	200,000	167,054
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	96,430
3.88%, 01/15/27 (a)	500,000	481,300
3.50%, 01/15/28 (a)	150,000	139,634
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	146,493
3.15%, 11/15/25 (a)	100,000	95,461
3.46%, 09/15/26 (a)	156,000	148,749
1.95%, 02/15/28 (a)(c)	100,000	87,006
4.11%, 09/15/28 (a)	250,000	237,705
4.75%, 04/15/29 (a)	300,000	292,758
5.00%, 04/15/30 (a)	50,000	49,185

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 11/15/30 (a)	400,000	368,308
2.45%, 02/15/31 (a)(c)	450,000	364,018
4.15%, 04/15/32 (a)(c)	250,000	224,975
4.30%, 11/15/32 (a)	350,000	318,384
2.60%, 02/15/33 (a)(c)	400,000	311,188
3.42%, 04/15/33 (a)(c)	350,000	290,776
3.47%, 04/15/34 (a)(c)	650,000	530,601
3.14%, 11/15/35 (a)(c)	650,000	496,015
3.19%, 11/15/36 (a)(c)	450,000	337,608
4.93%, 05/15/37 (a)(c)	463,000	415,848
3.50%, 02/15/41 (a)(c)	450,000	332,986
3.75%, 02/15/51 (a)(c)	350,000	253,046
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,340
2.90%, 12/01/29 (a)	150,000	129,564
2.60%, 05/01/31 (a)	200,000	164,072
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	193,322
2.67%, 12/01/26 (a)	200,000	179,820
4.25%, 04/01/28 (a)	200,000	184,890
3.25%, 02/15/29 (a)	100,000	85,896
3.57%, 12/01/31 (a)	200,000	167,484
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	78,890
Cisco Systems, Inc.
3.50%, 06/15/25	362,000	354,025
2.95%, 02/28/26	200,000	192,830
2.50%, 09/20/26 (a)	100,000	94,619
5.90%, 02/15/39	100,000	109,907
5.50%, 01/15/40	550,000	580,310
Corning, Inc.
5.75%, 08/15/40	100,000	101,914
4.75%, 03/15/42	100,000	92,455
5.35%, 11/15/48 (a)	100,000	96,736
3.90%, 11/15/49 (a)	100,000	73,407
4.38%, 11/15/57 (a)	100,000	80,338
5.85%, 11/15/68 (a)	50,000	47,717
5.45%, 11/15/79 (a)	190,000	168,739
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	246,152
5.85%, 07/15/25 (a)	200,000	202,716
6.02%, 06/15/26 (a)	680,000	696,334
4.90%, 10/01/26 (a)	350,000	347,851
6.10%, 07/15/27 (a)	100,000	104,038
5.25%, 02/01/28 (a)	200,000	200,978
5.30%, 10/01/29 (a)	300,000	298,923
6.20%, 07/15/30 (a)	200,000	208,262
8.10%, 07/15/36 (a)	189,000	218,871
3.38%, 12/15/41 (a)(c)	150,000	103,701
8.35%, 07/15/46 (a)	150,000	177,293
3.45%, 12/15/51 (a)(c)	250,000	161,180
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	131,450
2.38%, 09/15/28 (a)	150,000	125,804
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	143,483
2.60%, 12/15/25 (a)	100,000	93,909
3.10%, 05/15/30 (a)	100,000	86,395
2.35%, 09/15/31 (a)	200,000	159,892
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	143,654
1.25%, 07/15/25 (a)	50,000	45,736
1.00%, 09/15/25 (a)	200,000	180,664
2.90%, 11/18/26 (a)	100,000	92,286
1.55%, 03/15/28 (a)	250,000	210,562
3.20%, 11/18/29 (a)	200,000	175,834
2.15%, 07/15/30 (a)	300,000	243,120
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/31 (a)	200,000	163,148
3.90%, 04/15/32 (a)	200,000	179,676
3.00%, 07/15/50 (a)	100,000	63,710
2.95%, 09/15/51 (a)	50,000	31,251
3.40%, 02/15/52 (a)	100,000	68,946
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	86,140
Fidelity National Information Services, Inc.
4.50%, 07/15/25	150,000	147,714
1.15%, 03/01/26 (a)	250,000	224,322
4.70%, 07/15/27 (a)	100,000	98,525
1.65%, 03/01/28 (a)	200,000	171,270
3.75%, 05/21/29 (a)	100,000	92,894
2.25%, 03/01/31 (a)	200,000	160,500
5.10%, 07/15/32 (a)	150,000	146,532
3.10%, 03/01/41 (a)	100,000	68,774
5.63%, 07/15/52 (a)	100,000	94,358
Fiserv, Inc.
2.75%, 07/01/24 (a)	250,000	242,742
3.85%, 06/01/25 (a)	100,000	97,578
3.20%, 07/01/26 (a)	450,000	425,299
2.25%, 06/01/27 (a)	250,000	225,915
4.20%, 10/01/28 (a)	150,000	144,888
3.50%, 07/01/29 (a)	500,000	458,425
2.65%, 06/01/30 (a)	150,000	128,879
5.60%, 03/02/33 (a)	200,000	205,132
4.40%, 07/01/49 (a)	375,000	310,121
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	97,957
3.75%, 02/01/26 (a)	150,000	143,354
6.00%, 01/15/28 (a)	100,000	101,912
4.88%, 06/15/29 (a)	100,000	96,653
4.88%, 05/12/30 (a)	100,000	96,431
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	134,985
2.20%, 03/15/31 (a)	100,000	81,899
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	200,000	193,208
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	94,268
2.65%, 02/15/25 (a)	250,000	238,140
1.20%, 03/01/26 (a)	200,000	178,364
4.80%, 04/01/26 (a)	150,000	146,826
2.15%, 01/15/27 (a)	150,000	134,054
4.45%, 06/01/28 (a)	100,000	94,937
3.20%, 08/15/29 (a)	200,000	174,594
2.90%, 05/15/30 (a)	225,000	189,873
2.90%, 11/15/31 (a)	150,000	122,565
5.40%, 08/15/32 (a)	150,000	146,225
4.15%, 08/15/49 (a)	100,000	73,435
5.95%, 08/15/52 (a)	150,000	140,181
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	300,000	301,491
4.90%, 10/15/25 (a)	350,000	347,900
1.75%, 04/01/26 (a)	200,000	183,526
6.20%, 10/15/35 (a)	150,000	159,155
6.35%, 10/15/45 (a)	262,000	267,646
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,605
1.45%, 06/17/26 (a)	200,000	180,002
3.00%, 06/17/27 (a)	200,000	184,914
4.00%, 04/15/29 (a)	200,000	187,844
3.40%, 06/17/30 (a)	200,000	175,370
2.65%, 06/17/31 (a)	200,000	161,612
4.20%, 04/15/32 (a)	150,000	134,294
5.50%, 01/15/33 (a)	250,000	246,020
6.00%, 09/15/41	250,000	249,062

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intel Corp.
3.40%, 03/25/25 (a)	350,000	342,121
3.70%, 07/29/25 (a)	450,000	440,563
2.60%, 05/19/26 (a)	150,000	142,109
3.75%, 03/25/27 (a)	250,000	242,992
3.15%, 05/11/27 (a)	150,000	142,428
4.88%, 02/10/28 (a)	300,000	302,466
1.60%, 08/12/28 (a)	200,000	173,512
4.00%, 08/05/29 (a)	200,000	191,252
2.45%, 11/15/29 (a)	450,000	390,663
5.13%, 02/10/30 (a)	200,000	202,510
3.90%, 03/25/30 (a)	300,000	284,139
2.00%, 08/12/31 (a)	300,000	244,440
4.15%, 08/05/32 (a)	200,000	190,030
4.00%, 12/15/32	150,000	140,714
5.20%, 02/10/33 (a)	400,000	402,548
4.60%, 03/25/40 (a)	150,000	138,020
4.80%, 10/01/41	95,000	87,429
4.25%, 12/15/42	100,000	85,459
5.63%, 02/10/43 (a)	200,000	200,058
4.10%, 05/19/46 (a)	250,000	204,880
4.10%, 05/11/47 (a)	100,000	81,679
3.73%, 12/08/47 (a)	350,000	267,935
3.25%, 11/15/49 (a)	300,000	205,029
4.75%, 03/25/50 (a)	400,000	352,884
3.05%, 08/12/51 (a)	250,000	164,495
4.90%, 08/05/52 (a)	300,000	270,690
5.70%, 02/10/53 (a)	300,000	297,186
3.10%, 02/15/60 (a)	160,000	98,706
4.95%, 03/25/60 (a)(f)	250,000	223,562
3.20%, 08/12/61 (a)	200,000	127,528
5.05%, 08/05/62 (a)	200,000	177,926
5.90%, 02/10/63 (a)	200,000	199,484
International Business Machines Corp.
4.00%, 07/27/25	200,000	197,136
3.45%, 02/19/26	300,000	290,346
3.30%, 05/15/26	550,000	528,665
3.30%, 01/27/27	150,000	143,409
1.70%, 05/15/27 (a)	300,000	268,956
6.22%, 08/01/27	130,000	137,036
4.50%, 02/06/28 (a)	300,000	297,462
3.50%, 05/15/29	650,000	607,561
1.95%, 05/15/30 (a)	200,000	166,576
2.72%, 02/09/32 (a)	100,000	85,423
4.40%, 07/27/32 (a)	200,000	193,100
4.15%, 05/15/39	450,000	393,313
5.60%, 11/30/39	150,000	153,488
2.85%, 05/15/40 (a)	200,000	144,156
4.00%, 06/20/42	200,000	167,214
4.70%, 02/19/46	150,000	133,368
4.25%, 05/15/49	400,000	336,092
2.95%, 05/15/50 (a)	200,000	131,304
3.43%, 02/09/52 (a)	150,000	107,376
4.90%, 07/27/52 (a)	150,000	137,375
5.10%, 02/06/53 (a)	150,000	142,140
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	91,873
1.35%, 07/15/27 (a)	150,000	131,660
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	180,232
3.60%, 01/15/30 (a)	100,000	89,417
3.00%, 01/15/31 (a)	200,000	167,606
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,294
3.75%, 08/15/29 (a)	100,000	91,416
5.95%, 03/15/41	100,000	97,576
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	149,144
3.00%, 10/30/29 (a)	100,000	88,201
KLA Corp.
4.65%, 11/01/24 (a)	230,000	228,332
4.10%, 03/15/29 (a)	100,000	97,306
4.65%, 07/15/32 (a)	200,000	200,006
5.00%, 03/15/49 (a)	100,000	95,467
3.30%, 03/01/50 (a)	100,000	74,385
4.95%, 07/15/52 (a)	200,000	193,474
5.25%, 07/15/62 (a)	150,000	147,327
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	128,747
3.15%, 10/15/31 (a)	150,000	110,450
4.10%, 10/15/41 (a)	150,000	96,536
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	127,655
3.75%, 03/15/26 (a)	100,000	97,872
4.00%, 03/15/29 (a)	150,000	145,919
1.90%, 06/15/30 (a)	200,000	167,498
4.88%, 03/15/49 (a)	150,000	143,472
2.88%, 06/15/50 (a)	200,000	137,812
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	144,933
4.38%, 05/15/30 (a)	150,000	137,141
2.30%, 02/15/31 (a)	200,000	156,452
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,374
2.45%, 04/15/28 (a)	100,000	87,384
4.88%, 06/22/28 (a)	100,000	97,940
2.95%, 04/15/31 (a)	100,000	83,789
Mastercard, Inc.
2.00%, 03/03/25 (a)	250,000	239,022
2.95%, 11/21/26 (a)	250,000	238,690
3.30%, 03/26/27 (a)	150,000	144,620
3.50%, 02/26/28 (a)	100,000	97,119
2.95%, 06/01/29 (a)	150,000	138,663
3.35%, 03/26/30 (a)	300,000	281,940
1.90%, 03/15/31 (a)	150,000	126,209
2.00%, 11/18/31 (a)	100,000	83,693
3.80%, 11/21/46 (a)	100,000	84,967
3.95%, 02/26/48 (a)	100,000	87,836
3.65%, 06/01/49 (a)	250,000	206,487
3.85%, 03/26/50 (a)	200,000	170,644
2.95%, 03/15/51 (a)	150,000	108,920
Microchip Technology, Inc.
0.98%, 09/01/24	200,000	188,478
4.25%, 09/01/25 (a)	250,000	243,632
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	148,787
4.19%, 02/15/27 (a)	150,000	144,606
5.38%, 04/15/28 (a)	200,000	197,494
5.33%, 02/06/29 (a)	100,000	98,652
6.75%, 11/01/29 (a)	100,000	104,482
4.66%, 02/15/30 (a)	150,000	141,714
2.70%, 04/15/32 (a)	200,000	158,060
5.88%, 09/15/33 (a)	200,000	196,966
3.37%, 11/01/41 (a)	100,000	68,471
3.48%, 11/01/51 (a)	150,000	96,555
Microsoft Corp.
2.70%, 02/12/25 (a)	450,000	436,684
3.13%, 11/03/25 (a)	530,000	515,552
2.40%, 08/08/26 (a)	600,000	569,184
3.30%, 02/06/27 (a)	750,000	733,785
3.50%, 02/12/35 (a)	250,000	236,117
4.20%, 11/03/35 (a)	250,000	249,327
3.45%, 08/08/36 (a)	350,000	320,449

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 02/06/37 (a)	150,000	146,912
4.50%, 10/01/40	150,000	151,982
5.30%, 02/08/41	100,000	110,246
4.45%, 11/03/45 (a)	100,000	98,929
3.70%, 08/08/46 (a)	349,000	305,595
4.25%, 02/06/47 (a)	200,000	194,282
2.53%, 06/01/50 (a)	1,050,000	724,132
2.92%, 03/17/52 (a)	1,025,000	758,859
4.00%, 02/12/55 (a)	100,000	90,897
3.95%, 08/08/56 (a)	150,000	134,144
4.50%, 02/06/57 (a)	150,000	149,733
2.68%, 06/01/60 (a)	629,000	421,424
3.04%, 03/17/62 (a)	345,000	250,936
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	195,000
3.25%, 01/15/28 (a)	100,000	94,221
4.25%, 02/01/29 (a)	150,000	146,406
2.00%, 08/19/31 (a)	200,000	162,148
2.75%, 08/19/41 (a)	100,000	70,269
3.25%, 05/20/50 (a)	100,000	70,937
2.55%, 08/18/60 (a)	150,000	82,697
3.10%, 11/29/61 (a)	100,000	64,263
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	147,701
4.60%, 05/23/29 (a)	150,000	146,781
2.30%, 11/15/30 (a)	100,000	81,000
2.75%, 05/24/31 (a)	150,000	123,572
5.60%, 06/01/32 (a)	100,000	100,346
5.50%, 09/01/44	100,000	93,595
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	233,237
2.38%, 06/22/27 (a)	150,000	137,465
Nokia Oyj
4.38%, 06/12/27	100,000	95,096
6.63%, 05/15/39	100,000	97,066
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	190,612
3.20%, 09/16/26 (a)	200,000	193,952
1.55%, 06/15/28 (a)	250,000	220,210
2.85%, 04/01/30 (a)	250,000	228,247
2.00%, 06/15/31 (a)	250,000	210,517
3.50%, 04/01/40 (a)	200,000	169,696
3.50%, 04/01/50 (a)	325,000	261,271
3.70%, 04/01/60 (a)	100,000	79,185
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	250,330
2.50%, 05/11/31 (a)	200,000	163,452
3.25%, 05/11/41 (a)	200,000	143,092
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	166,576
4.30%, 06/18/29 (a)	150,000	141,407
3.40%, 05/01/30 (a)	200,000	177,938
2.65%, 02/15/32 (a)	200,000	161,844
5.00%, 01/15/33 (a)	200,000	192,852
3.13%, 02/15/42 (a)	100,000	69,498
3.25%, 11/30/51 (a)	100,000	65,175
Oracle Corp.
3.40%, 07/08/24 (a)	250,000	244,477
2.95%, 11/15/24 (a)	350,000	338,261
2.50%, 04/01/25 (a)	650,000	620,015
2.95%, 05/15/25 (a)	501,000	480,905
5.80%, 11/10/25	200,000	203,562
1.65%, 03/25/26 (a)	500,000	456,880
2.65%, 07/15/26 (a)	600,000	560,226
2.80%, 04/01/27 (a)	400,000	369,228
3.25%, 11/15/27 (a)	500,000	466,655
2.30%, 03/25/28 (a)	350,000	309,837
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 11/09/29 (a)	250,000	263,737
2.95%, 04/01/30 (a)	600,000	525,378
3.25%, 05/15/30 (a)	200,000	178,430
2.88%, 03/25/31 (a)	550,000	467,951
6.25%, 11/09/32 (a)	400,000	423,420
4.90%, 02/06/33 (a)	250,000	241,625
4.30%, 07/08/34 (a)	300,000	270,447
3.90%, 05/15/35 (a)	250,000	214,357
3.85%, 07/15/36 (a)	200,000	167,034
3.80%, 11/15/37 (a)	200,000	163,116
6.50%, 04/15/38	200,000	214,006
6.13%, 07/08/39	250,000	256,562
3.60%, 04/01/40 (a)	500,000	378,865
5.38%, 07/15/40	400,000	381,368
3.65%, 03/25/41 (a)	400,000	302,060
4.50%, 07/08/44 (a)	230,000	188,664
4.13%, 05/15/45 (a)	300,000	231,597
4.00%, 07/15/46 (a)	470,000	352,415
4.00%, 11/15/47 (a)	400,000	298,288
3.60%, 04/01/50 (a)	750,000	518,602
3.95%, 03/25/51 (a)	600,000	440,550
6.90%, 11/09/52 (a)	500,000	545,180
5.55%, 02/06/53 (a)	400,000	374,036
4.38%, 05/15/55 (a)	150,000	116,265
3.85%, 04/01/60 (a)	600,000	405,768
4.10%, 03/25/61 (a)	300,000	214,305
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	241,355
1.65%, 06/01/25 (a)	150,000	141,170
2.65%, 10/01/26 (a)	200,000	187,996
3.90%, 06/01/27 (a)	100,000	97,943
2.85%, 10/01/29 (a)	300,000	267,528
2.30%, 06/01/30 (a)	200,000	170,120
4.40%, 06/01/32 (a)	200,000	192,826
3.25%, 06/01/50 (a)	150,000	105,684
5.05%, 06/01/52 (a)	200,000	188,852
5.25%, 06/01/62 (a)	50,000	47,051
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	179,602
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	250,000	243,737
3.25%, 05/20/27 (a)	350,000	336,276
1.30%, 05/20/28 (a)	217,000	186,611
2.15%, 05/20/30 (a)	200,000	171,426
1.65%, 05/20/32 (a)	283,000	221,895
4.25%, 05/20/32 (a)	150,000	146,123
5.40%, 05/20/33 (a)	150,000	157,068
4.65%, 05/20/35 (a)	100,000	99,399
4.80%, 05/20/45 (a)	250,000	238,247
4.30%, 05/20/47 (a)	200,000	177,536
3.25%, 05/20/50 (a)	175,000	129,533
4.50%, 05/20/52 (a)	200,000	178,398
6.00%, 05/20/53 (a)	150,000	162,698
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	144,105
3.00%, 05/22/30 (a)	100,000	88,816
4.75%, 05/20/32 (a)	100,000	98,340
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	136,841
3.85%, 12/15/25 (a)	100,000	97,052
3.80%, 12/15/26 (a)	150,000	144,353
1.40%, 09/15/27 (a)	250,000	216,595
2.95%, 09/15/29 (a)	100,000	89,200
2.00%, 06/30/30 (a)	150,000	123,155
1.75%, 02/15/31 (a)	250,000	197,940

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	185,808
4.75%, 08/01/28 (a)	150,000	151,359
2.70%, 03/01/29 (a)	250,000	226,290
4.25%, 05/01/29 (a)	175,000	171,512
2.50%, 12/01/29 (a)	100,000	88,138
1.25%, 08/15/30 (a)	150,000	119,100
2.90%, 03/01/32 (a)	300,000	261,285
3.25%, 12/01/49 (a)	100,000	73,756
3.70%, 03/01/52 (a)	150,000	121,124
2.30%, 08/15/60 (a)	100,000	56,095
3.90%, 03/01/62 (a)	100,000	81,089
Salesforce, Inc.
0.63%, 07/15/24 (a)	200,000	190,128
3.70%, 04/11/28 (a)	300,000	292,758
1.50%, 07/15/28 (a)	150,000	131,115
1.95%, 07/15/31 (a)	300,000	248,799
2.70%, 07/15/41 (a)	250,000	180,633
2.90%, 07/15/51 (a)	350,000	240,915
3.05%, 07/15/61 (a)	150,000	99,051
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	238,932
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	89,708
3.00%, 06/01/31 (a)	100,000	79,007
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	250,000	217,507
2.38%, 08/09/28 (a)	200,000	163,940
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	125,700
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	182,642
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	141,669
1.13%, 09/15/26 (a)	150,000	135,189
2.90%, 11/03/27 (a)	75,000	70,890
2.25%, 09/04/29 (a)	100,000	88,480
1.75%, 05/04/30 (a)	200,000	167,978
1.90%, 09/15/31 (a)	100,000	82,522
3.65%, 08/16/32 (a)	100,000	93,525
3.88%, 03/15/39 (a)	150,000	133,068
4.15%, 05/15/48 (a)	300,000	266,817
2.70%, 09/15/51 (a)	100,000	68,034
5.00%, 03/14/53 (a)	200,000	199,882
5.05%, 05/18/63 (a)	200,000	195,792
The Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,739
1.35%, 03/15/26 (a)	200,000	177,880
6.20%, 11/17/36	100,000	100,915
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,778
5.50%, 08/15/35	100,000	100,146
5.65%, 11/23/43 (a)	150,000	142,071
Trimble, Inc.
4.75%, 12/01/24 (a)	50,000	49,379
4.90%, 06/15/28 (a)	100,000	98,851
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	225,577
3.88%, 04/22/27 (a)	200,000	194,434
2.50%, 10/25/31 (a)	250,000	211,307
4.25%, 04/22/32 (a)	200,000	195,116
3.13%, 10/25/41 (a)	250,000	198,440
4.50%, 04/22/52 (a)	200,000	190,750
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	97,914
3.70%, 02/15/26 (a)	100,000	97,603
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/15/27 (a)	100,000	93,876
2.50%, 02/04/32 (a)	100,000	84,751
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	147,558
2.70%, 06/15/31 (a)	200,000	167,072
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	146,370
4.13%, 03/15/29 (a)	150,000	143,922
5.50%, 06/15/45 (a)	50,000	48,191
3.63%, 05/15/50 (a)	100,000	71,757
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	774,008
1.90%, 04/15/27 (a)	300,000	276,471
0.75%, 08/15/27 (a)	150,000	131,846
2.05%, 04/15/30 (a)	300,000	259,329
1.10%, 02/15/31 (a)	200,000	158,826
4.15%, 12/14/35 (a)	330,000	318,684
2.70%, 04/15/40 (a)	150,000	115,089
4.30%, 12/14/45 (a)	595,000	553,356
3.65%, 09/15/47 (a)	100,000	84,754
2.00%, 08/15/50 (a)	250,000	153,225
VMware, Inc.
1.00%, 08/15/24 (a)	250,000	236,302
4.50%, 05/15/25 (a)	150,000	148,148
1.40%, 08/15/26 (a)	300,000	265,740
4.65%, 05/15/27 (a)	50,000	49,064
3.90%, 08/21/27 (a)	200,000	190,530
1.80%, 08/15/28 (a)	200,000	168,472
4.70%, 05/15/30 (a)	150,000	142,772
2.20%, 08/15/31 (a)	250,000	196,090
Western Digital Corp.
4.75%, 02/15/26 (a)	400,000	381,832
2.85%, 02/01/29 (a)	100,000	80,849
3.10%, 02/01/32 (a)	100,000	75,166
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	191,068
3.70%, 04/01/29 (a)	150,000	139,692
3.80%, 04/01/32 (a)	250,000	225,662
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	97,727
2.38%, 06/01/30 (a)	200,000	173,288
		107,269,751
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	133,680	122,916
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	138,127	127,120
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	140,302	126,059
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	106,500	96,548
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	100,474	86,729
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36	145,978	120,074
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	200,000	196,168
3.65%, 09/01/25 (a)	100,000	97,772
3.25%, 06/15/27 (a)	200,000	191,640
6.20%, 08/15/36	150,000	166,339
5.75%, 05/01/40 (a)	100,000	104,979
5.05%, 03/01/41 (a)	100,000	98,337
5.40%, 06/01/41 (a)	100,000	101,333
4.95%, 09/15/41 (a)	100,000	96,411

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 09/01/42 (a)	250,000	225,450
4.45%, 03/15/43 (a)	200,000	181,106
5.15%, 09/01/43 (a)	100,000	98,685
4.90%, 04/01/44 (a)	100,000	95,590
4.55%, 09/01/44 (a)	90,000	82,207
4.15%, 04/01/45 (a)	250,000	215,805
4.70%, 09/01/45 (a)	100,000	93,117
3.90%, 08/01/46 (a)	100,000	82,683
4.05%, 06/15/48 (a)	200,000	169,480
4.15%, 12/15/48 (a)	200,000	171,360
3.55%, 02/15/50 (a)	100,000	78,654
3.05%, 02/15/51 (a)	100,000	70,230
3.30%, 09/15/51 (a)	200,000	147,392
2.88%, 06/15/52 (a)	150,000	101,714
4.45%, 01/15/53 (a)	200,000	181,944
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	95,203
6.90%, 07/15/28	150,000	165,820
3.85%, 08/05/32 (a)	150,000	140,889
6.20%, 06/01/36	150,000	166,762
3.20%, 08/02/46 (a)	150,000	111,002
3.65%, 02/03/48 (a)	100,000	81,028
4.45%, 01/20/49 (a)	150,000	136,132
2.45%, 05/01/50 (a)	200,000	125,710
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	100,000	94,202
2.90%, 02/01/25 (a)	50,000	48,133
1.75%, 12/02/26 (a)	200,000	181,616
4.00%, 06/01/28 (a)	100,000	97,212
2.88%, 11/15/29 (a)	150,000	134,345
2.05%, 03/05/30 (a)	100,000	84,779
2.45%, 12/02/31 (a)	300,000	265,635
4.80%, 09/15/35 (a)	50,000	49,388
5.95%, 05/15/37	100,000	105,826
3.00%, 12/02/41 (a)	200,000	164,260
4.80%, 08/01/45 (a)	100,000	93,637
4.95%, 08/15/45 (a)	100,000	93,350
4.70%, 05/01/48 (a)	150,000	134,446
3.50%, 05/01/50 (a)	100,000	75,555
3.10%, 12/02/51 (a)	400,000	276,996
4.20%, 11/15/69 (a)	100,000	77,651
6.13%, 09/15/15 (a)	100,000	101,957
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	144,108
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,607
3.35%, 11/01/25 (a)	100,000	96,561
2.60%, 11/01/26 (a)	100,000	93,376
3.25%, 06/01/27 (a)	150,000	142,372
3.80%, 03/01/28 (a)	200,000	192,760
4.25%, 03/15/29 (a)	150,000	146,814
2.40%, 02/15/30 (a)	100,000	86,770
6.15%, 05/01/37	150,000	162,801
6.22%, 04/30/40	100,000	108,182
4.75%, 05/30/42 (a)	150,000	138,339
4.10%, 03/15/44 (a)	200,000	170,514
3.80%, 11/01/46 (a)	100,000	79,762
4.30%, 03/01/48 (a)	200,000	171,870
4.75%, 11/15/48 (a)	100,000	91,621
4.50%, 03/15/49 (a)	150,000	132,989
3.35%, 09/15/49 (a)	100,000	72,644
3.80%, 04/15/50 (a)	100,000	78,533
3.95%, 05/01/50 (a)	200,000	161,256
2.50%, 05/15/51 (a)	100,000	62,572
4.50%, 08/01/54 (a)	100,000	86,570
4.25%, 11/01/66 (a)	200,000	161,766
4.65%, 03/01/68 (a)	50,000	43,693
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	85,051	74,896
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	144,690
3.40%, 02/15/28 (a)	150,000	141,508
3.10%, 08/05/29 (a)	200,000	181,004
4.25%, 05/15/30 (a)	150,000	144,523
2.40%, 05/15/31 (a)	150,000	125,000
4.90%, 01/15/34	150,000	146,859
3.90%, 02/01/35	50,000	43,962
1.88%, 08/20/35	216,580	177,390
3.88%, 08/01/42	150,000	119,124
4.10%, 04/15/43	100,000	79,989
5.10%, 01/15/44	75,000	69,275
4.10%, 02/01/45	150,000	120,459
4.75%, 11/15/45 (a)	300,000	262,311
4.55%, 04/01/46 (a)	150,000	126,744
4.40%, 01/15/47 (a)	100,000	83,216
4.05%, 02/15/48 (a)	150,000	117,999
4.95%, 10/17/48 (a)	150,000	135,399
5.25%, 05/15/50 (a)	200,000	189,534
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	150,000	130,206
2.65%, 07/15/31 (a)	100,000	77,545
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	145,962
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	84,149	70,773
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34	83,641	76,488
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	94,135
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	97,048
2.90%, 06/15/26 (a)	200,000	189,534
3.15%, 06/01/27 (a)	50,000	47,262
3.80%, 08/01/28 (a)	150,000	144,328
2.55%, 11/01/29 (a)	100,000	87,525
3.00%, 03/15/32 (a)	100,000	86,890
3.95%, 10/01/42 (a)	130,000	107,583
4.45%, 06/15/45 (a)	150,000	129,509
4.65%, 01/15/46 (a)	150,000	133,553
3.94%, 11/01/47 (a)	200,000	160,488
4.15%, 02/28/48 (a)	100,000	82,394
4.10%, 05/15/49 (a)	100,000	81,258
3.40%, 11/01/49 (a)	100,000	71,370
3.05%, 05/15/50 (a)	100,000	67,712
2.90%, 08/25/51 (a)	100,000	64,593
4.05%, 08/15/52 (a)	150,000	122,105
3.70%, 03/15/53 (a)	75,000	56,746
3.16%, 05/15/55 (a)	300,000	200,301
4.10%, 05/15/21 (a)	100,000	68,840
Ryder System, Inc.
4.63%, 06/01/25 (a)	150,000	147,676
3.35%, 09/01/25 (a)	150,000	143,497
2.90%, 12/01/26 (a)	100,000	92,237
2.85%, 03/01/27 (a)	100,000	92,025
Southwest Airlines Co.
5.25%, 05/04/25 (a)	220,000	218,981
3.00%, 11/15/26 (a)	95,000	88,832
5.13%, 06/15/27 (a)	300,000	298,860
3.45%, 11/16/27 (a)	100,000	92,773
2.63%, 02/10/30 (a)	150,000	126,551

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
3.25%, 01/15/25 (a)	100,000	97,345
2.75%, 03/01/26 (a)	150,000	143,115
3.00%, 04/15/27 (a)	200,000	189,996
3.95%, 09/10/28 (a)	250,000	244,287
3.70%, 03/01/29 (a)	150,000	144,718
2.40%, 02/05/30 (a)	200,000	175,434
2.38%, 05/20/31 (a)	200,000	170,562
2.80%, 02/14/32 (a)	250,000	216,827
4.50%, 01/20/33 (a)	200,000	197,314
3.60%, 09/15/37 (a)	150,000	129,243
3.55%, 08/15/39 (a)	100,000	83,287
3.20%, 05/20/41 (a)	200,000	156,490
4.05%, 11/15/45 (a)	150,000	125,984
4.05%, 03/01/46 (a)	150,000	125,462
4.00%, 04/15/47 (a)	150,000	124,782
4.30%, 03/01/49 (a)	100,000	86,727
3.25%, 02/05/50 (a)	350,000	258,142
3.80%, 10/01/51 (a)	150,000	121,623
4.95%, 09/09/52 (a)	150,000	147,555
3.50%, 02/14/53 (a)	150,000	114,665
4.95%, 05/15/53 (a)	100,000	97,557
3.88%, 02/01/55 (a)	50,000	40,094
3.95%, 08/15/59 (a)	100,000	80,048
3.84%, 03/20/60 (a)	350,000	272,625
3.55%, 05/20/61 (a)	100,000	72,899
2.97%, 09/16/62 (a)	150,000	95,507
5.15%, 01/20/63 (a)	100,000	98,601
4.10%, 09/15/67 (a)	100,000	81,044
3.75%, 02/05/70 (a)	200,000	150,076
3.80%, 04/06/71 (a)	150,000	113,748
3.85%, 02/14/72 (a)	100,000	76,567
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	84,271	79,460
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	87,089	81,071
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	106,468	95,988
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	70,926	62,669
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	117,650	105,979
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	75,008	68,962
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	85,900	72,830
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	359,342	353,987
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	102,750	97,235
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	96,643
3.90%, 04/01/25 (a)	150,000	147,906
3.05%, 11/15/27 (a)	250,000	237,475
3.40%, 03/15/29 (a)	100,000	95,317
4.45%, 04/01/30 (a)	250,000	250,000
6.20%, 01/15/38	295,000	330,904
5.20%, 04/01/40 (a)	100,000	101,766
4.88%, 11/15/40 (a)	100,000	97,994
3.40%, 11/15/46 (a)	100,000	78,243
3.75%, 11/15/47 (a)	150,000	124,382
4.25%, 03/15/49 (a)	100,000	88,618
3.40%, 09/01/49 (a)	100,000	78,331
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 04/01/50 (a)	300,000	312,567
5.05%, 03/03/53 (a)	200,000	200,192
		23,472,161
		627,780,644

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	238,140
2.10%, 07/01/30 (a)	175,000	143,332
4.15%, 05/01/49 (a)	100,000	79,504
3.45%, 05/15/51 (a)	100,000	71,390
5.25%, 05/15/52 (a)	200,000	188,414
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	119,541
4.25%, 09/15/48 (a)	100,000	85,762
3.80%, 06/15/49 (a)	100,000	79,386
3.65%, 04/01/50 (a)	100,000	77,276
5.40%, 03/15/53 (a)	200,000	203,590
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	96,838
1.45%, 09/15/30 (a)	250,000	198,460
3.05%, 03/15/32 (a)	150,000	131,343
6.00%, 03/01/39	100,000	105,547
3.85%, 12/01/42	150,000	123,062
4.15%, 08/15/44 (a)	150,000	125,271
3.70%, 12/01/47 (a)	100,000	76,930
4.30%, 07/15/48 (a)	150,000	126,867
3.45%, 10/01/49 (a)	100,000	73,249
3.13%, 07/15/51 (a)	100,000	68,225
3.00%, 03/15/52 (a)	150,000	100,122
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	96,078
1.95%, 03/15/27 (a)	150,000	134,369
1.75%, 03/15/28 (a)	100,000	86,274
3.50%, 01/15/31 (a)	200,000	178,830
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	92,909
4.15%, 03/15/46 (a)	150,000	125,985
3.70%, 12/01/47 (a)	100,000	80,298
4.50%, 03/15/49 (a)	100,000	89,967
2.90%, 06/15/51 (a)	100,000	67,272
5.90%, 12/01/52 (a)	100,000	108,758
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	154,656
3.20%, 11/13/27 (a)	150,000	140,165
4.30%, 12/01/28 (a)	100,000	97,118
2.30%, 03/01/30 (a)	150,000	125,247
3.25%, 03/01/50 (a)	150,000	101,723
3.88%, 02/15/62 (a)(b)	150,000	120,881
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	94,474
2.70%, 04/01/31 (a)	150,000	126,674
7.00%, 04/01/38	100,000	113,823
4.50%, 03/01/49 (a)	100,000	83,574
3.70%, 05/01/50 (a)	200,000	148,728
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	86,406
6.35%, 12/15/32 (a)	100,000	107,643
4.50%, 04/01/42 (a)	150,000	128,814
4.25%, 03/01/49 (a)	100,000	78,884
3.35%, 05/15/50 (a)	250,000	170,795
2.65%, 09/15/50 (a)	150,000	91,026

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	96,852
2.30%, 03/15/31 (a)	100,000	83,753
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	144,663
3.20%, 04/15/25 (a)	150,000	143,629
3.80%, 06/01/29 (a)	100,000	92,868
Avista Corp.
4.35%, 06/01/48 (a)	100,000	87,058
Baltimore Gas & Electric Co.
6.35%, 10/01/36	100,000	109,909
3.50%, 08/15/46 (a)	150,000	114,105
3.20%, 09/15/49 (a)	150,000	107,295
4.55%, 06/01/52 (a)	100,000	88,932
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	400,000	393,808
3.25%, 04/15/28 (a)	150,000	141,972
3.70%, 07/15/30 (a)	150,000	141,498
6.13%, 04/01/36	298,000	322,364
5.95%, 05/15/37	200,000	212,402
5.15%, 11/15/43 (a)	100,000	96,215
4.50%, 02/01/45 (a)	150,000	132,293
3.80%, 07/15/48 (a)	150,000	118,341
4.45%, 01/15/49 (a)	100,000	87,139
4.25%, 10/15/50 (a)	200,000	168,264
2.85%, 05/15/51 (a)	250,000	164,530
4.60%, 05/01/53 (a)	200,000	176,688
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	328,513
2.50%, 06/15/30 (a)	50,000	41,643
4.35%, 05/01/33 (a)	150,000	135,321
3.88%, 10/15/49 (a)	100,000	73,345
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	141,870
4.45%, 10/01/32 (a)	150,000	145,065
4.95%, 04/01/33 (a)	100,000	100,473
4.50%, 04/01/44 (a)	250,000	225,490
4.25%, 02/01/49 (a)	100,000	87,147
2.90%, 07/01/50 (a)	200,000	135,148
3.35%, 04/01/51 (a)	150,000	112,917
3.60%, 03/01/52 (a)	100,000	77,182
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	240,385
4.25%, 11/01/28 (a)	45,000	42,935
2.95%, 03/01/30 (a)	100,000	87,192
3.70%, 09/01/49 (a)	100,000	74,337
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	142,354
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	94,594
4.88%, 03/01/44 (a)	100,000	91,239
4.75%, 06/01/50 (a)(b)	100,000	88,124
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	93,883
2.95%, 08/15/27 (a)	150,000	140,362
2.20%, 03/01/30 (a)	100,000	85,407
5.90%, 03/15/36	150,000	158,832
3.80%, 10/01/42 (a)	100,000	82,137
4.60%, 08/15/43 (a)	100,000	91,149
4.70%, 01/15/44 (a)	100,000	92,610
3.70%, 03/01/45 (a)	100,000	78,792
4.35%, 11/15/45 (a)	100,000	87,070
3.65%, 06/15/46 (a)	100,000	78,254
3.75%, 08/15/47 (a)	150,000	118,868
4.00%, 03/01/48 (a)	150,000	124,557
4.00%, 03/01/49 (a)	150,000	123,449
3.20%, 11/15/49 (a)	100,000	71,111
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/01/50 (a)	150,000	102,975
3.13%, 03/15/51 (a)	200,000	139,080
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	180,782
2.05%, 07/01/31 (a)	100,000	82,272
4.00%, 04/01/48 (a)	200,000	166,782
5.25%, 01/15/53 (a)	150,000	150,939
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	48,544
3.35%, 04/01/30 (a)	200,000	182,454
2.40%, 06/15/31 (a)	200,000	167,614
5.30%, 03/01/35	80,000	81,092
5.85%, 03/15/36	150,000	155,820
6.75%, 04/01/38	100,000	113,950
5.50%, 12/01/39	200,000	196,256
4.20%, 03/15/42	50,000	42,701
4.45%, 03/15/44 (a)	230,000	200,164
4.50%, 12/01/45 (a)	150,000	129,945
3.85%, 06/15/46 (a)	200,000	155,810
3.88%, 06/15/47 (a)	150,000	117,668
4.65%, 12/01/48 (a)	100,000	88,386
4.13%, 05/15/49 (a)	100,000	81,893
3.95%, 04/01/50 (a)	150,000	121,112
6.15%, 11/15/52 (a)	150,000	162,045
4.63%, 12/01/54 (a)	100,000	85,624
4.30%, 12/01/56 (a)	150,000	119,973
4.00%, 11/15/57 (a)	100,000	78,455
4.50%, 05/15/58 (a)	100,000	83,711
3.70%, 11/15/59 (a)	100,000	71,869
3.00%, 12/01/60 (a)	100,000	62,582
3.60%, 06/15/61 (a)	200,000	143,350
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	239,380
5.80%, 03/01/33 (a)	150,000	154,284
6.25%, 10/01/39	262,000	271,749
5.75%, 10/01/41 (a)	100,000	96,349
Consumers Energy Co.
4.63%, 05/15/33 (a)	125,000	123,271
3.95%, 05/15/43 (a)	230,000	193,648
4.05%, 05/15/48 (a)	100,000	84,105
4.35%, 04/15/49 (a)	100,000	88,190
3.50%, 08/01/51 (a)	200,000	151,494
2.50%, 05/01/60 (a)	200,000	114,044
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	152,728
6.05%, 01/15/38	100,000	108,582
5.45%, 02/01/41 (a)	100,000	99,118
5.10%, 06/01/65 (a)	100,000	96,292
Dominion Energy, Inc.
3.07%, 08/15/24 (g)	150,000	145,168
3.90%, 10/01/25 (a)	150,000	145,906
1.45%, 04/15/26 (a)	200,000	180,860
2.85%, 08/15/26 (a)	150,000	139,832
4.25%, 06/01/28 (a)	150,000	145,143
3.38%, 04/01/30 (a)	350,000	313,568
5.38%, 11/15/32 (a)	150,000	150,669
5.25%, 08/01/33	180,000	177,295
5.95%, 06/15/35	100,000	104,083
7.00%, 06/15/38	100,000	111,377
4.90%, 08/01/41 (a)	100,000	88,789
4.05%, 09/15/42 (a)	100,000	79,170
4.70%, 12/01/44 (a)	50,000	43,285
4.60%, 03/15/49 (a)	100,000	84,932
4.85%, 08/15/52 (a)	100,000	87,136
5.75%, 10/01/54 (a)(b)	150,000	143,338

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	128,541
2.63%, 03/01/31 (a)	300,000	257,376
5.20%, 04/01/33 (a)	150,000	153,214
3.70%, 03/15/45 (a)	250,000	198,675
3.75%, 08/15/47 (a)	150,000	118,689
4.05%, 05/15/48 (a)	100,000	83,330
3.95%, 03/01/49 (a)	150,000	123,401
2.95%, 03/01/50 (a)	100,000	68,226
5.40%, 04/01/53 (a)	150,000	152,836
DTE Energy Co.
2.53%, 10/01/24	100,000	96,169
4.22%, 11/01/24 (g)	200,000	196,796
1.05%, 06/01/25 (a)	200,000	184,120
2.85%, 10/01/26 (a)	200,000	186,354
3.40%, 06/15/29 (a)	100,000	90,909
2.95%, 03/01/30 (a)	100,000	87,281
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	142,228
3.95%, 11/15/28 (a)	150,000	145,881
2.45%, 08/15/29 (a)	150,000	131,306
2.45%, 02/01/30 (a)	100,000	86,604
6.45%, 10/15/32	230,000	252,933
6.05%, 04/15/38	150,000	160,845
5.30%, 02/15/40	150,000	151,554
4.25%, 12/15/41 (a)	155,000	134,574
3.75%, 06/01/45 (a)	150,000	118,167
3.88%, 03/15/46 (a)	100,000	80,439
3.70%, 12/01/47 (a)	150,000	116,616
3.95%, 03/15/48 (a)	100,000	81,373
3.20%, 08/15/49 (a)	150,000	106,859
3.45%, 04/15/51 (a)	150,000	110,597
3.55%, 03/15/52 (a)	100,000	75,910
5.35%, 01/15/53 (a)	150,000	150,367
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	182,226
2.65%, 09/01/26 (a)	300,000	278,712
3.15%, 08/15/27 (a)	200,000	186,600
4.30%, 03/15/28 (a)	175,000	169,508
3.40%, 06/15/29 (a)	50,000	45,721
2.45%, 06/01/30 (a)	250,000	210,340
2.55%, 06/15/31 (a)	200,000	165,686
4.50%, 08/15/32 (a)	200,000	189,212
4.80%, 12/15/45 (a)	200,000	178,940
3.75%, 09/01/46 (a)	250,000	188,235
3.95%, 08/15/47 (a)	100,000	76,424
4.20%, 06/15/49 (a)	100,000	79,218
3.50%, 06/15/51 (a)	200,000	141,702
5.00%, 08/15/52 (a)	200,000	178,600
3.25%, 01/15/82 (a)(b)	100,000	75,045
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	243,188
3.80%, 07/15/28 (a)	150,000	144,909
1.75%, 06/15/30 (a)	250,000	204,252
2.40%, 12/15/31 (a)	100,000	82,954
6.35%, 09/15/37	150,000	165,912
6.40%, 06/15/38	200,000	222,730
4.20%, 07/15/48 (a)	150,000	126,822
3.00%, 12/15/51 (a)	100,000	67,930
5.95%, 11/15/52 (a)	150,000	163,044
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	105,539
6.35%, 08/15/38	200,000	224,168
4.90%, 07/15/43 (a)	100,000	94,583
3.25%, 10/01/49 (a)	150,000	106,313
2.75%, 04/01/50 (a)	100,000	63,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	125,132
4.30%, 02/01/49 (a)	150,000	125,081
5.65%, 04/01/53 (a)	100,000	102,051
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	191,264
2.00%, 08/15/31 (a)	150,000	121,899
4.10%, 05/15/42 (a)	100,000	84,851
4.10%, 03/15/43 (a)	150,000	126,461
4.15%, 12/01/44 (a)	278,000	232,222
4.20%, 08/15/45 (a)	100,000	83,595
3.70%, 10/15/46 (a)	250,000	193,765
2.50%, 08/15/50 (a)	150,000	92,444
Edison International
3.55%, 11/15/24 (a)	100,000	97,060
4.95%, 04/15/25 (a)	100,000	98,634
4.70%, 08/15/25	100,000	98,422
5.75%, 06/15/27 (a)	100,000	100,974
4.13%, 03/15/28 (a)	100,000	94,203
6.95%, 11/15/29 (a)	100,000	106,488
El Paso Electric Co.
6.00%, 05/15/35	44,000	44,959
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	142,060
4.75%, 06/15/46 (a)	250,000	199,307
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	96,712
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	97,483
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	196,842
4.20%, 04/01/49 (a)	150,000	125,196
2.65%, 06/15/51 (a)	100,000	62,183
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	226,020
2.95%, 09/01/26 (a)	300,000	279,789
1.90%, 06/15/28 (a)	150,000	129,266
2.80%, 06/15/30 (a)	100,000	85,835
2.40%, 06/15/31 (a)	150,000	122,243
3.75%, 06/15/50 (a)	150,000	109,916
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	188,996
2.40%, 10/01/26 (a)	150,000	138,797
3.25%, 04/01/28 (a)	150,000	139,779
2.35%, 06/15/32 (a)	100,000	81,060
4.00%, 03/15/33 (a)	100,000	92,060
3.10%, 06/15/41 (a)	100,000	74,975
4.20%, 09/01/48 (a)	100,000	83,453
4.20%, 04/01/50 (a)	150,000	124,484
2.90%, 03/15/51 (a)	200,000	131,672
4.75%, 09/15/52 (a)	100,000	90,986
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	77,432
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	119,229
4.50%, 03/30/39 (a)	100,000	89,990
3.55%, 09/30/49 (a)	100,000	73,741
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	189,978
4.13%, 03/01/42 (a)	100,000	84,107
4.25%, 12/01/45 (a)	100,000	82,458
3.25%, 09/01/49 (a)	100,000	70,033
3.45%, 04/15/50 (a)	50,000	36,344
5.70%, 03/15/53 (a)	100,000	101,212

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	100,000	97,104
4.20%, 03/15/48 (a)	100,000	82,492
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	191,992
2.90%, 09/15/29 (a)	250,000	221,070
Eversource Energy
4.20%, 06/27/24	200,000	197,106
3.15%, 01/15/25 (a)	130,000	125,635
0.80%, 08/15/25 (a)	200,000	181,104
4.75%, 05/15/26	150,000	148,695
3.30%, 01/15/28 (a)	100,000	93,237
4.25%, 04/01/29 (a)	150,000	144,826
1.65%, 08/15/30 (a)	250,000	200,135
2.55%, 03/15/31 (a)	100,000	83,880
3.38%, 03/01/32 (a)	150,000	131,817
5.13%, 05/15/33 (a)	150,000	148,518
3.45%, 01/15/50 (a)	150,000	108,749
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	243,885
3.40%, 04/15/26 (a)	150,000	143,538
5.15%, 03/15/28 (a)	200,000	201,828
4.05%, 04/15/30 (a)	300,000	281,613
4.95%, 06/15/35 (a)(c)	80,000	77,299
5.63%, 06/15/35	200,000	204,612
5.10%, 06/15/45 (a)	200,000	184,098
4.45%, 04/15/46 (a)	200,000	168,854
4.70%, 04/15/50 (a)	100,000	87,089
4.10%, 03/15/52 (a)	150,000	118,712
5.60%, 03/15/53 (a)	100,000	98,945
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	144,922
3.13%, 12/01/25 (a)	150,000	144,607
5.05%, 04/01/28 (a)	175,000	179,165
2.45%, 02/03/32 (a)	300,000	251,592
5.10%, 04/01/33 (a)	150,000	153,493
4.80%, 05/15/33 (a)	250,000	250,147
5.63%, 04/01/34	150,000	158,329
5.65%, 02/01/37	100,000	105,578
5.96%, 04/01/39	200,000	216,244
5.69%, 03/01/40	150,000	159,079
5.25%, 02/01/41 (a)	150,000	150,630
4.05%, 06/01/42 (a)	100,000	86,225
4.05%, 10/01/44 (a)	150,000	128,315
3.70%, 12/01/47 (a)	100,000	80,456
3.95%, 03/01/48 (a)	100,000	83,402
4.13%, 06/01/48 (a)	150,000	128,394
3.99%, 03/01/49 (a)	100,000	83,622
3.15%, 10/01/49 (a)	100,000	72,280
2.88%, 12/04/51 (a)	200,000	135,942
5.30%, 04/01/53 (a)	200,000	204,894
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	284,739
Georgia Power Co.
2.20%, 09/15/24 (a)	200,000	191,732
4.65%, 05/16/28 (a)	200,000	198,044
2.65%, 09/15/29 (a)	150,000	130,787
4.95%, 05/17/33 (a)	200,000	197,594
4.75%, 09/01/40	150,000	137,870
4.30%, 03/15/42	150,000	128,265
4.30%, 03/15/43	100,000	84,289
3.70%, 01/30/50 (a)	100,000	75,683
3.25%, 03/15/51 (a)	100,000	69,234
5.13%, 05/15/52 (a)	200,000	191,736
Iberdrola International BV
6.75%, 07/15/36	100,000	114,426
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	126,762
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	87,015
3.75%, 07/01/47 (a)	100,000	76,595
4.25%, 08/15/48 (a)	100,000	84,056
3.25%, 05/01/51 (a)	150,000	103,398
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	96,935
2.30%, 06/01/30 (a)	200,000	167,188
6.25%, 07/15/39	150,000	160,960
3.50%, 09/30/49 (a)	100,000	72,675
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	94,937
5.30%, 07/01/43 (a)	100,000	94,882
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	96,053
4.38%, 10/01/45 (a)	100,000	83,947
3.30%, 06/01/50 (a)	100,000	70,808
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	83,406
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	190,010
6.75%, 12/30/31	100,000	114,092
4.80%, 09/15/43 (a)	100,000	93,625
4.40%, 10/15/44 (a)	100,000	88,882
4.25%, 05/01/46 (a)	100,000	85,700
3.95%, 08/01/47 (a)	50,000	41,367
3.65%, 08/01/48 (a)	150,000	117,633
4.25%, 07/15/49 (a)	150,000	129,234
3.15%, 04/15/50 (a)	100,000	71,329
2.70%, 08/01/52 (a)	200,000	129,282
Mississippi Power Co.
4.25%, 03/15/42	100,000	83,454
3.10%, 07/30/51 (a)	100,000	66,595
National Rural Utilities Cooperative Finance Corp.
1.00%, 10/18/24	200,000	188,716
3.25%, 11/01/25 (a)	250,000	239,960
3.40%, 02/07/28 (a)	200,000	189,026
3.70%, 03/15/29 (a)	250,000	236,262
2.40%, 03/15/30 (a)	150,000	127,875
1.35%, 03/15/31 (a)	150,000	115,160
1.65%, 06/15/31 (a)	200,000	157,436
2.75%, 04/15/32 (a)	100,000	84,100
4.02%, 11/01/32 (a)	150,000	139,406
4.15%, 12/15/32 (a)	100,000	93,695
4.40%, 11/01/48 (a)	100,000	84,983
4.30%, 03/15/49 (a)	100,000	84,378
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	236,842
6.65%, 04/01/36	100,000	111,891
6.75%, 07/01/37	100,000	115,009
3.13%, 08/01/50 (a)	100,000	69,091
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	150,000	147,888
4.26%, 09/01/24	275,000	270,990
6.05%, 03/01/25	450,000	455,296
4.45%, 06/20/25	250,000	247,440
1.88%, 01/15/27 (a)	150,000	134,894
3.55%, 05/01/27 (a)	250,000	237,200
4.63%, 07/15/27 (a)	200,000	198,628
4.90%, 02/28/28 (a)	200,000	199,422
1.90%, 06/15/28 (a)	300,000	259,854
3.50%, 04/01/29 (a)	150,000	138,530
2.75%, 11/01/29 (a)	150,000	131,750
2.25%, 06/01/30 (a)	300,000	249,030
2.44%, 01/15/32 (a)	200,000	163,072

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 07/15/32 (a)	200,000	198,008
5.05%, 02/28/33 (a)	175,000	173,469
3.00%, 01/15/52 (a)	100,000	65,469
5.25%, 02/28/53 (a)	200,000	189,482
4.80%, 12/01/77 (a)(b)	150,000	131,037
3.80%, 03/15/82 (a)(b)	100,000	84,056
Northern States Power Co.
5.35%, 11/01/39	100,000	102,285
3.40%, 08/15/42 (a)	250,000	196,492
4.00%, 08/15/45 (a)	150,000	123,822
3.60%, 09/15/47 (a)	150,000	118,577
2.90%, 03/01/50 (a)	150,000	103,194
3.20%, 04/01/52 (a)	100,000	71,542
4.50%, 06/01/52 (a)	100,000	89,994
5.10%, 05/15/53 (a)	150,000	146,905
NSTAR Electric Co.
3.25%, 05/15/29 (a)	150,000	139,623
5.50%, 03/15/40	250,000	253,975
4.55%, 06/01/52 (a)	150,000	134,786
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	101,106
5.38%, 11/01/40	200,000	187,228
4.50%, 04/01/47 (a)	100,000	82,907
3.75%, 08/01/50 (a)	100,000	74,379
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,384
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	86,298
1.63%, 01/15/31 (a)	150,000	118,982
4.00%, 06/01/49 (a)	50,000	40,379
2.90%, 10/01/51 (a)	150,000	99,062
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	95,609
3.30%, 03/15/30 (a)	100,000	90,434
3.25%, 04/01/30 (a)	150,000	135,116
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	243,440
2.95%, 04/01/25 (a)	100,000	96,316
0.55%, 10/01/25 (a)	250,000	226,975
3.70%, 11/15/28 (a)	100,000	96,205
4.15%, 06/01/32 (a)	100,000	95,871
4.55%, 09/15/32 (a)	100,000	98,105
5.25%, 09/30/40	150,000	149,155
4.55%, 12/01/41 (a)	380,000	351,572
5.30%, 06/01/42 (a)	37,000	37,895
3.80%, 09/30/47 (a)	100,000	79,733
3.80%, 06/01/49 (a)	100,000	80,751
3.10%, 09/15/49 (a)	150,000	106,397
3.70%, 05/15/50 (a)	100,000	79,478
2.70%, 11/15/51 (a)	100,000	65,072
4.60%, 06/01/52 (a)	100,000	90,532
5.35%, 10/01/52 (a)	78,000	79,527
Pacific Gas & Electric Co.
3.40%, 08/15/24 (a)	200,000	194,310
3.45%, 07/01/25	200,000	190,428
3.15%, 01/01/26	325,000	304,060
2.95%, 03/01/26 (a)	200,000	184,910
2.10%, 08/01/27 (a)	200,000	173,390
3.30%, 12/01/27 (a)	250,000	224,065
3.00%, 06/15/28 (a)	150,000	131,495
3.75%, 07/01/28	200,000	182,680
4.55%, 07/01/30 (a)	550,000	501,446
2.50%, 02/01/31 (a)	450,000	355,419
3.25%, 06/01/31 (a)	150,000	124,248
4.40%, 03/01/32 (a)	100,000	87,858
5.90%, 06/15/32 (a)	100,000	97,935
4.50%, 07/01/40 (a)	350,000	271,771
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 08/01/40 (a)	250,000	168,107
4.20%, 06/01/41 (a)	100,000	74,578
4.60%, 06/15/43 (a)	150,000	112,725
4.75%, 02/15/44 (a)	200,000	154,138
4.30%, 03/15/45 (a)	200,000	143,968
4.00%, 12/01/46 (a)	100,000	67,250
3.95%, 12/01/47 (a)	200,000	135,486
4.95%, 07/01/50 (a)	550,000	428,637
3.50%, 08/01/50 (a)	350,000	218,648
5.25%, 03/01/52 (a)	100,000	80,607
6.75%, 01/15/53 (a)	150,000	147,313
PacifiCorp
3.50%, 06/15/29 (a)	150,000	140,631
7.70%, 11/15/31	100,000	119,458
5.75%, 04/01/37	100,000	104,707
6.25%, 10/15/37	100,000	109,106
6.35%, 07/15/38	100,000	110,618
6.00%, 01/15/39	130,000	136,141
4.13%, 01/15/49 (a)	150,000	124,094
4.15%, 02/15/50 (a)	150,000	124,070
3.30%, 03/15/51 (a)	100,000	71,285
5.35%, 12/01/53 (a)	200,000	198,386
5.50%, 05/15/54 (a)	250,000	252,545
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	84,989
3.90%, 03/01/48 (a)	150,000	123,294
3.00%, 09/15/49 (a)	100,000	69,264
2.80%, 06/15/50 (a)	100,000	65,895
3.05%, 03/15/51 (a)	150,000	103,304
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	160,142
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	169,083
4.15%, 03/15/43 (a)	100,000	86,683
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	142,710
4.13%, 04/15/30 (a)	200,000	186,562
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	46,536
4.13%, 06/15/44 (a)	100,000	84,701
3.95%, 06/01/47 (a)	150,000	125,274
4.15%, 06/15/48 (a)	100,000	86,963
5.25%, 05/15/53 (a)	150,000	150,930
Progress Energy, Inc.
7.75%, 03/01/31	150,000	170,881
7.00%, 10/30/31	100,000	110,745
6.00%, 12/01/39	100,000	100,709
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	96,610
1.90%, 01/15/31 (a)	150,000	123,528
1.88%, 06/15/31 (a)	150,000	121,766
6.25%, 09/01/37	100,000	109,770
3.60%, 09/15/42 (a)	100,000	80,029
4.30%, 03/15/44 (a)	40,000	35,016
3.80%, 06/15/47 (a)	200,000	159,318
4.05%, 09/15/49 (a)	100,000	82,174
3.20%, 03/01/50 (a)	100,000	72,073
5.25%, 04/01/53 (a)	150,000	148,617
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	83,697
3.60%, 07/01/49 (a)	50,000	38,889
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	81,489
5.25%, 01/15/33 (a)	100,000	100,650

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	226,822
2.25%, 09/15/26 (a)	150,000	138,843
3.20%, 05/15/29 (a)	100,000	92,083
1.90%, 08/15/31 (a)	250,000	203,072
4.90%, 12/15/32 (a)	150,000	151,783
3.95%, 05/01/42 (a)	150,000	126,818
3.80%, 03/01/46 (a)	150,000	120,288
3.60%, 12/01/47 (a)	100,000	78,201
3.85%, 05/01/49 (a)	150,000	122,561
3.15%, 01/01/50 (a)	100,000	71,975
2.70%, 05/01/50 (a)	150,000	99,734
2.05%, 08/01/50 (a)	200,000	114,302
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	194,616
0.80%, 08/15/25 (a)	250,000	227,720
1.60%, 08/15/30 (a)	200,000	158,280
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	230,492
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	392,343
4.22%, 06/15/48 (a)	100,000	84,283
3.25%, 09/15/49 (a)	100,000	70,812
2.89%, 09/15/51 (a)	100,000	66,248
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	142,023
1.70%, 10/01/30 (a)	200,000	161,744
6.00%, 06/01/39	150,000	158,310
4.50%, 08/15/40	100,000	92,083
4.15%, 05/15/48 (a)	100,000	83,744
4.10%, 06/15/49 (a)	100,000	81,919
3.32%, 04/15/50 (a)	100,000	71,947
2.95%, 08/15/51 (a)	150,000	101,589
5.35%, 04/01/53 (a)	150,000	148,444
Southern California Edison Co.
4.20%, 06/01/25	100,000	98,233
3.70%, 08/01/25 (a)	200,000	194,500
1.20%, 02/01/26 (a)	250,000	225,502
5.85%, 11/01/27 (a)	150,000	155,445
3.65%, 03/01/28 (a)	250,000	237,150
4.20%, 03/01/29 (a)	100,000	96,306
2.85%, 08/01/29 (a)	100,000	88,709
2.25%, 06/01/30 (a)	150,000	126,308
2.75%, 02/01/32 (a)	100,000	84,663
5.95%, 11/01/32 (a)	125,000	132,486
6.00%, 01/15/34	150,000	157,864
5.55%, 01/15/37	150,000	150,672
5.95%, 02/01/38	100,000	103,737
5.50%, 03/15/40	100,000	97,384
4.50%, 09/01/40 (a)	150,000	129,795
4.05%, 03/15/42 (a)	100,000	80,616
3.90%, 03/15/43 (a)	50,000	39,833
4.65%, 10/01/43 (a)	150,000	131,471
3.60%, 02/01/45 (a)	100,000	73,333
4.00%, 04/01/47 (a)	300,000	236,679
4.13%, 03/01/48 (a)	250,000	201,502
4.88%, 03/01/49 (a)	100,000	89,588
3.65%, 02/01/50 (a)	200,000	149,046
2.95%, 02/01/51 (a)	200,000	129,258
3.65%, 06/01/51 (a)	100,000	74,404
3.45%, 02/01/52 (a)	100,000	71,260
5.45%, 06/01/52 (a)	100,000	96,573
5.88%, 12/01/53 (a)	150,000	152,245
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,346
0.90%, 01/15/26 (a)	150,000	135,630
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 07/15/43	50,000	47,122
4.95%, 12/15/46 (a)	100,000	87,779
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	136,436
2.75%, 10/01/26 (a)	150,000	138,732
4.10%, 09/15/28 (a)	150,000	143,554
6.20%, 03/15/40	100,000	103,320
3.90%, 04/01/45 (a)	150,000	115,824
3.85%, 02/01/48 (a)	50,000	37,372
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	132,438
3.40%, 08/15/46 (a)	150,000	109,490
3.70%, 08/15/47 (a)	100,000	76,368
3.15%, 05/01/50 (a)	150,000	104,267
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	83,360
4.10%, 06/15/42 (a)	200,000	171,160
4.30%, 06/15/48 (a)	250,000	208,952
The AES Corp.
1.38%, 01/15/26 (a)	150,000	133,581
5.45%, 06/01/28 (a)	200,000	197,580
2.45%, 01/15/31 (a)	200,000	160,314
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	100,000	100,203
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	78,941
The Southern Co.
4.48%, 08/01/24 (g)	150,000	147,894
3.25%, 07/01/26 (a)	400,000	380,452
5.11%, 08/01/27 (g)	150,000	149,911
3.70%, 04/30/30 (a)	250,000	230,240
5.20%, 06/15/33 (a)	150,000	148,581
4.25%, 07/01/36 (a)	50,000	44,743
4.40%, 07/01/46 (a)	400,000	335,588
4.00%, 01/15/51 (a)(b)	250,000	234,202
3.75%, 09/15/51 (a)(b)	200,000	170,640
The Toledo Edison Co.
6.15%, 05/15/37	100,000	106,132
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	159,112
4.85%, 12/01/48 (a)	50,000	44,915
4.00%, 06/15/50 (a)	100,000	78,126
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	140,907
2.95%, 03/15/30 (a)	200,000	179,106
2.15%, 03/15/32 (a)	100,000	80,980
3.90%, 09/15/42 (a)	40,000	32,586
4.00%, 04/01/48 (a)	250,000	203,265
2.63%, 03/15/51 (a)	100,000	63,828
3.90%, 04/01/52 (a)	150,000	121,212
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	239,420
3.75%, 05/15/27 (a)	150,000	145,411
3.80%, 04/01/28 (a)	150,000	143,773
2.88%, 07/15/29 (a)	250,000	224,750
2.40%, 03/30/32 (a)	150,000	123,207
6.00%, 05/15/37	150,000	158,520
8.88%, 11/15/38	150,000	201,627
4.00%, 01/15/43 (a)	100,000	81,706
4.65%, 08/15/43 (a)	200,000	176,338
4.45%, 02/15/44 (a)	100,000	85,914
4.20%, 05/15/45 (a)	100,000	81,879
3.80%, 09/15/47 (a)	150,000	116,462
4.60%, 12/01/48 (a)	150,000	131,793
3.30%, 12/01/49 (a)	250,000	178,752
2.45%, 12/15/50 (a)	200,000	119,054
4.63%, 05/15/52 (a)	100,000	86,964

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	248,920
5.15%, 10/01/27 (a)	100,000	101,006
1.38%, 10/15/27 (a)	200,000	172,502
1.80%, 10/15/30 (a)	100,000	80,386
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	87,060
4.75%, 09/30/32 (a)	100,000	98,646
4.30%, 10/15/48 (a)	100,000	86,688
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	90,607
3.95%, 09/01/32 (a)	100,000	92,788
3.65%, 04/01/50 (a)	100,000	75,441
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	197,490
3.30%, 09/01/49 (a)	100,000	71,621
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,584
4.00%, 06/15/28 (a)	250,000	241,022
2.60%, 12/01/29 (a)	100,000	87,170
3.40%, 06/01/30 (a)	100,000	90,744
4.60%, 06/01/32 (a)	200,000	192,612
3.50%, 12/01/49 (a)	100,000	72,995
		84,361,452
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	111,874
1.50%, 01/15/31 (a)	150,000	119,028
4.13%, 10/15/44 (a)	300,000	252,657
4.30%, 10/01/48 (a)	100,000	86,580
4.13%, 03/15/49 (a)	100,000	83,810
3.38%, 09/15/49 (a)	100,000	73,557
2.85%, 02/15/52 (a)	150,000	101,003
5.75%, 10/15/52 (a)	100,000	104,986
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	97,132
1.75%, 10/01/30 (a)	100,000	80,651
5.40%, 03/01/33 (a)	100,000	101,730
5.85%, 01/15/41 (a)	100,000	103,316
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	319,396
3.49%, 05/15/27 (a)	250,000	237,312
2.95%, 09/01/29 (a)	100,000	88,077
1.70%, 02/15/31 (a)	250,000	196,100
5.25%, 02/15/43 (a)	45,000	43,192
4.80%, 02/15/44 (a)	209,000	188,393
5.65%, 02/01/45 (a)	100,000	100,161
4.38%, 05/15/47 (a)	200,000	168,884
3.95%, 03/30/48 (a)	100,000	78,670
5.00%, 06/15/52 (a)	75,000	68,873
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	83,644
4.66%, 02/01/44 (a)	100,000	90,174
4.50%, 11/01/48 (a)	100,000	85,950
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	137,961
2.50%, 03/15/31 (a)	100,000	82,420
3.64%, 11/01/46 (a)	100,000	72,126
3.35%, 06/01/50 (a)	100,000	67,962
Sempra Energy
3.30%, 04/01/25 (a)	150,000	144,446
3.25%, 06/15/27 (a)	200,000	186,984
3.40%, 02/01/28 (a)	200,000	186,452
3.70%, 04/01/29 (a)	150,000	137,793
3.80%, 02/01/38 (a)	150,000	125,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 10/15/39	150,000	152,662
4.00%, 02/01/48 (a)	150,000	116,850
4.13%, 04/01/52 (a)(b)	150,000	121,407
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	48,850
2.95%, 04/15/27 (a)	150,000	141,717
2.55%, 02/01/30 (a)	100,000	86,833
3.75%, 09/15/42 (a)	150,000	118,671
4.30%, 01/15/49 (a)	150,000	125,073
3.95%, 02/15/50 (a)	100,000	78,130
6.35%, 11/15/52 (a)	100,000	110,718
5.75%, 06/01/53 (a)	150,000	152,587
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	78,820
5.15%, 09/15/32 (a)	100,000	99,965
5.88%, 03/15/41 (a)	150,000	153,001
4.40%, 06/01/43 (a)	75,000	62,036
3.95%, 10/01/46 (a)	150,000	115,154
4.40%, 05/30/47 (a)	100,000	82,669
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	204,450
4.05%, 03/15/32 (a)	150,000	135,315
4.15%, 06/01/49 (a)	100,000	77,419
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	70,212
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	77,365
		6,616,481
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	146,034
3.75%, 09/01/28 (a)	240,000	229,385
3.45%, 06/01/29 (a)	300,000	278,640
2.30%, 06/01/31 (a)	200,000	167,312
3.75%, 09/01/47 (a)	400,000	313,620
4.15%, 06/01/49 (a)	150,000	124,833
3.45%, 05/01/50 (a)	100,000	73,864
3.25%, 06/01/51 (a)	200,000	142,724
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	92,822
2.70%, 04/15/30 (a)	100,000	85,740
2.40%, 05/01/31 (a)	200,000	164,386
4.28%, 05/01/49 (a)	100,000	80,763
3.35%, 04/15/50 (a)	100,000	69,131
5.30%, 05/01/52 (a)	100,000	93,986
		2,063,240
		93,041,173
Total Corporates (Cost $1,222,765,827)		1,070,755,422

TREASURIES 40.9% OF NET ASSETS
Bonds
7.50%, 11/15/24	800,000	831,719
7.63%, 02/15/25	550,000	577,672
6.88%, 08/15/25	500,000	527,598
6.00%, 02/15/26	1,310,800	1,373,933
6.75%, 08/15/26	750,000	810,645
6.50%, 11/15/26	955,300	1,032,769
6.63%, 02/15/27	696,400	760,627
6.38%, 08/15/27	743,300	814,697
6.13%, 11/15/27	1,509,500	1,650,603
5.50%, 08/15/28	280,000	301,864
5.25%, 11/15/28	1,588,100	1,699,391
5.25%, 02/15/29	795,300	853,177

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 08/15/29	900,000	1,016,016
6.25%, 05/15/30	950,000	1,097,398
5.38%, 02/15/31	1,460,000	1,625,733
4.50%, 02/15/36	1,458,700	1,595,339
4.75%, 02/15/37	485,000	543,276
5.00%, 05/15/37	1,520,000	1,741,231
4.38%, 02/15/38	1,227,600	1,319,574
4.50%, 05/15/38	1,410,000	1,533,485
3.50%, 02/15/39	1,255,300	1,215,091
4.25%, 05/15/39	1,429,500	1,509,909
4.50%, 08/15/39	1,923,300	2,089,485
4.38%, 11/15/39	2,375,900	2,539,986
4.63%, 02/15/40	2,348,600	2,584,928
1.13%, 05/15/40	6,950,000	4,523,473
4.38%, 05/15/40	1,977,000	2,110,293
1.13%, 08/15/40	8,400,000	5,420,625
3.88%, 08/15/40	2,609,100	2,612,769
1.38%, 11/15/40	9,500,000	6,378,359
4.25%, 11/15/40	2,573,600	2,700,269
1.88%, 02/15/41	11,300,000	8,245,469
4.75%, 02/15/41	1,900,000	2,116,422
2.25%, 05/15/41	10,000,000	7,743,750
4.38%, 05/15/41	2,313,700	2,457,041
1.75%, 08/15/41	14,600,000	10,310,109
3.75%, 08/15/41	2,103,600	2,049,860
2.00%, 11/15/41	10,800,000	7,946,438
3.13%, 11/15/41	2,381,600	2,115,345
2.38%, 02/15/42	9,000,000	7,045,313
3.13%, 02/15/42	2,430,900	2,153,625
3.00%, 05/15/42	2,505,300	2,169,825
3.25%, 05/15/42	7,800,000	7,009,641
2.75%, 08/15/42	2,668,100	2,214,315
3.38%, 08/15/42	7,200,000	6,582,938
2.75%, 11/15/42	4,010,800	3,319,564
4.00%, 11/15/42	6,600,000	6,607,734
3.13%, 02/15/43	2,782,900	2,444,386
3.88%, 02/15/43	7,000,000	6,874,219
2.88%, 05/15/43	5,272,800	4,441,510
3.88%, 05/15/43	3,000,000	2,946,563
3.63%, 08/15/43	3,942,900	3,734,050
3.75%, 11/15/43	3,602,900	3,473,139
3.63%, 02/15/44	2,862,900	2,703,651
3.38%, 05/15/44	4,093,600	3,715,262
3.13%, 08/15/44	4,938,200	4,298,935
3.00%, 11/15/44	4,153,600	3,536,401
2.50%, 02/15/45	5,307,000	4,126,193
3.00%, 05/15/45	2,568,600	2,180,501
2.88%, 08/15/45	3,388,200	2,810,883
3.00%, 11/15/45	2,518,600	2,134,710
2.50%, 02/15/46	4,300,000	3,324,102
2.50%, 05/15/46	4,117,800	3,180,035
2.25%, 08/15/46	5,895,800	4,324,201
2.88%, 11/15/46	2,248,900	1,861,316
3.00%, 02/15/47	4,500,000	3,804,258
3.00%, 05/15/47	2,300,000	1,945,656
2.75%, 08/15/47	5,675,000	4,582,563
2.75%, 11/15/47	4,850,000	3,916,754
3.00%, 02/15/48	6,100,000	5,161,172
3.13%, 05/15/48	6,200,000	5,366,391
3.00%, 08/15/48	7,200,000	6,094,125
3.38%, 11/15/48	7,600,000	6,890,469
3.00%, 02/15/49	8,300,000	7,036,844
2.88%, 05/15/49	8,300,000	6,875,383
2.25%, 08/15/49	7,800,000	5,670,844
2.38%, 11/15/49	7,200,000	5,380,875
2.00%, 02/15/50	9,020,000	6,180,109
1.25%, 05/15/50	10,250,000	5,755,215
1.38%, 08/15/50	11,800,000	6,844,000
1.63%, 11/15/50	11,650,000	7,225,731
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 02/15/51	12,500,000	8,267,578
2.38%, 05/15/51	13,300,000	9,892,914
2.00%, 08/15/51	12,800,000	8,716,000
1.88%, 11/15/51	12,300,000	8,102,625
2.25%, 02/15/52	10,800,000	7,795,406
2.88%, 05/15/52	10,200,000	8,455,641
3.00%, 08/15/52	9,900,000	8,422,734
4.00%, 11/15/52	10,100,000	10,391,953
3.63%, 02/15/53	10,000,000	9,614,063
Notes
1.75%, 06/30/24	13,600,000	13,120,813
2.00%, 06/30/24	4,750,000	4,594,233
3.00%, 06/30/24	7,000,000	6,842,773
0.38%, 07/15/24	9,000,000	8,546,484
1.75%, 07/31/24	5,100,000	4,912,834
2.13%, 07/31/24	4,500,000	4,352,607
3.00%, 07/31/24	9,000,000	8,794,160
0.38%, 08/15/24	9,000,000	8,519,941
2.38%, 08/15/24	11,426,900	11,081,415
1.25%, 08/31/24	5,600,000	5,351,172
1.88%, 08/31/24	4,165,000	4,010,846
3.25%, 08/31/24	8,000,000	7,835,000
0.38%, 09/15/24	10,000,000	9,439,258
1.50%, 09/30/24	5,800,000	5,551,234
2.13%, 09/30/24	3,750,000	3,618,164
4.25%, 09/30/24	8,000,000	7,934,375
0.63%, 10/15/24	10,500,000	9,915,527
1.50%, 10/31/24	5,300,000	5,062,742
2.25%, 10/31/24	3,900,000	3,764,566
4.38%, 10/31/24	7,000,000	6,956,660
0.75%, 11/15/24	10,000,000	9,437,891
2.25%, 11/15/24	10,426,900	10,059,515
1.50%, 11/30/24	6,210,000	5,921,817
2.13%, 11/30/24	3,800,000	3,657,797
4.50%, 11/30/24	7,000,000	6,972,383
1.00%, 12/15/24	10,000,000	9,451,953
1.75%, 12/31/24	5,500,000	5,255,615
2.25%, 12/31/24	5,100,000	4,911,240
4.25%, 12/31/24	7,500,000	7,446,240
1.13%, 01/15/25	9,700,000	9,166,879
1.38%, 01/31/25	5,100,000	4,836,334
2.50%, 01/31/25	4,500,000	4,346,543
4.13%, 01/31/25	7,000,000	6,941,074
1.50%, 02/15/25	9,000,000	8,545,430
2.00%, 02/15/25	8,848,900	8,475,760
1.13%, 02/28/25	5,450,000	5,138,009
2.75%, 02/28/25	4,500,000	4,364,561
4.63%, 02/28/25	7,500,000	7,504,980
1.75%, 03/15/25	8,500,000	8,093,594
0.50%, 03/31/25	7,100,000	6,605,912
2.63%, 03/31/25	5,200,000	5,029,477
3.88%, 03/31/25	9,000,000	8,896,641
2.63%, 04/15/25	8,000,000	7,733,281
0.38%, 04/30/25	7,000,000	6,481,289
2.88%, 04/30/25	3,500,000	3,397,598
3.88%, 04/30/25	7,500,000	7,418,994
2.13%, 05/15/25	7,721,600	7,389,511
2.75%, 05/15/25	6,000,000	5,810,977
0.25%, 05/31/25	5,400,000	4,974,645
2.88%, 05/31/25	3,600,000	3,495,023
4.25%, 05/31/25	8,000,000	7,978,125
2.88%, 06/15/25	6,200,000	6,017,875
0.25%, 06/30/25	6,000,000	5,519,531
2.75%, 06/30/25	2,350,000	2,275,186
3.00%, 07/15/25	6,000,000	5,837,109
0.25%, 07/31/25	8,100,000	7,427,320
2.88%, 07/31/25	3,500,000	3,396,367
2.00%, 08/15/25	11,107,400	10,573,724
3.13%, 08/15/25	6,300,000	6,144,961

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 08/31/25	6,900,000	6,310,266
2.75%, 08/31/25	2,400,000	2,321,906
3.50%, 09/15/25	6,500,000	6,393,105
0.25%, 09/30/25	7,900,000	7,216,465
3.00%, 09/30/25	3,400,000	3,306,102
4.25%, 10/15/25	7,000,000	7,000,547
0.25%, 10/31/25	9,400,000	8,556,203
3.00%, 10/31/25	3,100,000	3,014,750
2.25%, 11/15/25	10,580,200	10,100,371
4.50%, 11/15/25	6,000,000	6,040,313
0.38%, 11/30/25	8,500,000	7,741,973
2.88%, 11/30/25	4,000,000	3,876,250
4.00%, 12/15/25	7,000,000	6,972,656
0.38%, 12/31/25	9,300,000	8,461,184
2.63%, 12/31/25	3,100,000	2,984,961
3.88%, 01/15/26	7,000,000	6,952,148
0.38%, 01/31/26	8,900,000	8,069,102
2.63%, 01/31/26	6,400,000	6,160,250
1.63%, 02/15/26	8,545,800	8,005,345
4.00%, 02/15/26	5,300,000	5,283,023
0.50%, 02/28/26	9,100,000	8,256,828
2.50%, 02/28/26	3,000,000	2,877,070
4.63%, 03/15/26	5,000,000	5,071,484
0.75%, 03/31/26	8,200,000	7,486,984
2.25%, 03/31/26	4,400,000	4,189,453
3.75%, 04/15/26	5,000,000	4,956,641
0.75%, 04/30/26	8,000,000	7,280,312
2.38%, 04/30/26	3,500,000	3,340,313
1.63%, 05/15/26	9,424,500	8,791,291
3.63%, 05/15/26	7,000,000	6,919,336
0.75%, 05/31/26	8,000,000	7,264,062
2.13%, 05/31/26	2,700,000	2,555,719
0.88%, 06/30/26	8,400,000	7,651,547
1.88%, 06/30/26	4,450,000	4,177,959
0.63%, 07/31/26	9,500,000	8,553,340
1.88%, 07/31/26	4,200,000	3,936,023
1.50%, 08/15/26	9,971,600	9,222,951
0.75%, 08/31/26	10,500,000	9,470,098
1.38%, 08/31/26	4,100,000	3,775,363
0.88%, 09/30/26	10,000,000	9,046,875
1.63%, 09/30/26	3,000,000	2,782,148
1.13%, 10/31/26	10,200,000	9,283,594
1.63%, 10/31/26	3,800,000	3,518,266
2.00%, 11/15/26	8,973,900	8,407,773
1.25%, 11/30/26	10,100,000	9,213,488
1.63%, 11/30/26	3,700,000	3,420,910
1.25%, 12/31/26	9,900,000	9,020,602
1.75%, 12/31/26	3,800,000	3,525,391
1.50%, 01/31/27	13,200,000	12,108,938
2.25%, 02/15/27	8,442,600	7,958,799
1.13%, 02/28/27	2,300,000	2,078,625
1.88%, 02/28/27	9,000,000	8,360,859
0.63%, 03/31/27	3,650,000	3,228,111
2.50%, 03/31/27	9,100,000	8,645,711
0.50%, 04/30/27	6,000,000	5,266,406
2.75%, 04/30/27	8,500,000	8,143,398
2.38%, 05/15/27	9,500,000	8,974,531
0.50%, 05/31/27	6,300,000	5,514,715
2.63%, 05/31/27	9,000,000	8,577,070
0.50%, 06/30/27	7,100,000	6,199,742
3.25%, 06/30/27	8,200,000	8,001,727
0.38%, 07/31/27	8,000,000	6,931,875
2.75%, 07/31/27	8,500,000	8,131,777
2.25%, 08/15/27	7,842,000	7,354,632
0.50%, 08/31/27	7,100,000	6,171,730
3.13%, 08/31/27	8,000,000	7,768,125
0.38%, 09/30/27	8,200,000	7,071,859
4.13%, 09/30/27	8,100,000	8,181,000
0.50%, 10/31/27	8,950,000	7,741,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 10/31/27	7,500,000	7,578,809
2.25%, 11/15/27	8,500,000	7,955,469
0.63%, 11/30/27	9,100,000	7,900,648
3.88%, 11/30/27	8,000,000	8,014,375
0.63%, 12/31/27	10,900,000	9,442,551
3.88%, 12/31/27	9,000,000	9,015,820
0.75%, 01/31/28	11,100,000	9,657,000
3.50%, 01/31/28	8,500,000	8,386,445
2.75%, 02/15/28	10,850,000	10,354,969
1.13%, 02/29/28	11,900,000	10,520,809
4.00%, 02/29/28	8,000,000	8,071,875
1.25%, 03/31/28	10,000,000	8,878,906
3.63%, 03/31/28	10,000,000	9,925,000
1.25%, 04/30/28	11,500,000	10,194,570
3.50%, 04/30/28	8,500,000	8,392,422
2.88%, 05/15/28	11,350,000	10,879,596
1.25%, 05/31/28	10,800,000	9,558,000
3.63%, 05/31/28	8,000,000	7,955,625
1.25%, 06/30/28	9,400,000	8,302,844
1.00%, 07/31/28	10,200,000	8,875,594
2.88%, 08/15/28	11,550,000	11,049,199
1.13%, 08/31/28	10,400,000	9,093,094
1.25%, 09/30/28	12,300,000	10,802,859
1.38%, 10/31/28	9,600,000	8,475,750
3.13%, 11/15/28	10,750,000	10,400,625
1.50%, 11/30/28	10,500,000	9,320,391
1.38%, 12/31/28	8,500,000	7,484,648
1.75%, 01/31/29	6,900,000	6,191,672
2.63%, 02/15/29	10,150,000	9,551,309
1.88%, 02/28/29	6,600,000	5,958,305
2.38%, 03/31/29	6,000,000	5,564,297
2.88%, 04/30/29	6,000,000	5,717,109
2.38%, 05/15/29	7,050,000	6,531,990
2.75%, 05/31/29	5,300,000	5,013,883
3.25%, 06/30/29	3,500,000	3,403,066
2.63%, 07/31/29	4,900,000	4,598,727
1.63%, 08/15/29	5,850,000	5,182,277
3.13%, 08/31/29	5,000,000	4,826,172
3.88%, 09/30/29	4,300,000	4,329,227
4.00%, 10/31/29	3,300,000	3,346,922
1.75%, 11/15/29	5,300,000	4,724,039
3.88%, 11/30/29	3,500,000	3,525,977
3.88%, 12/31/29	5,000,000	5,039,453
3.50%, 01/31/30	5,200,000	5,129,719
1.50%, 02/15/30	8,150,000	7,098,777
4.00%, 02/28/30	4,050,000	4,115,496
3.63%, 03/31/30	5,000,000	4,974,609
3.50%, 04/30/30	6,000,000	5,925,469
0.63%, 05/15/30	13,105,000	10,656,003
3.75%, 05/31/30	6,000,000	6,019,219
0.63%, 08/15/30	18,900,000	15,289,805
0.88%, 11/15/30	19,950,000	16,407,317
1.13%, 02/15/31	19,300,000	16,136,609
1.63%, 05/15/31	18,850,000	16,258,125
1.25%, 08/15/31	21,050,000	17,515,902
1.38%, 11/15/31	22,000,000	18,397,500
1.88%, 02/15/32	22,050,000	19,166,273
2.88%, 05/15/32	18,250,000	17,172,109
2.75%, 08/15/32	20,450,000	19,021,695
4.13%, 11/15/32	20,350,000	21,108,356
3.50%, 02/15/33	24,700,000	24,408,617
3.38%, 05/15/33	6,000,000	5,872,031
3.63%, 05/15/53	4,000,000	3,850,625
Total Treasuries (Cost $1,895,831,477)		1,794,805,343

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.0% OF NET ASSETS

Agency 1.8%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	350,000	331,712
0.38%, 09/17/25	500,000	457,240
0.50%, 02/02/26	500,000	452,750
		1,241,702
Canada 0.0%
Export Development Canada
3.38%, 08/26/25	350,000	343,168
3.00%, 05/25/27	550,000	529,403
		872,571
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/28/24 (h)	950,000	931,294
1.38%, 08/05/24 (h)	550,000	527,565
0.50%, 09/20/24 (h)	1,000,000	944,960
2.50%, 11/20/24 (h)	1,030,000	996,958
1.25%, 01/31/25 (h)	950,000	898,481
2.00%, 05/02/25 (h)	450,000	429,278
3.13%, 06/10/25 (h)	250,000	243,450
0.38%, 07/18/25 (h)	1,250,000	1,150,825
0.63%, 01/22/26 (h)	1,000,000	912,000
1.00%, 10/01/26 (h)	650,000	588,536
3.00%, 05/20/27 (h)	950,000	915,135
2.88%, 04/03/28 (h)	750,000	716,475
1.75%, 09/14/29 (h)	400,000	354,700
0.75%, 09/30/30 (h)	400,000	323,520
0.00%, 04/18/36 (h)(i)	300,000	181,683
0.00%, 06/29/37 (h)(i)	450,000	259,173
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	300,000	287,427
0.50%, 05/27/25 (h)	300,000	277,029
2.38%, 06/10/25 (h)	500,000	478,820
0.88%, 03/30/26 (h)	250,000	228,010
1.75%, 07/27/26 (h)	250,000	232,313
3.88%, 09/28/27 (h)	250,000	249,250
2.50%, 11/15/27 (h)	250,000	235,208
0.88%, 09/03/30 (h)	500,000	406,010
		12,768,100
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 10/17/24	200,000	191,284
2.50%, 05/28/25	250,000	238,895
0.63%, 07/15/25	500,000	459,860
3.88%, 09/16/25	300,000	295,305
2.75%, 01/21/26	200,000	191,328
2.38%, 04/20/26	500,000	471,550
1.88%, 07/21/26	400,000	369,216
2.25%, 11/04/26	300,000	279,135
2.88%, 06/01/27	200,000	188,874
2.88%, 07/21/27	200,000	188,896
2.75%, 11/16/27	450,000	421,690
3.25%, 07/20/28	200,000	190,168
3.50%, 10/31/28	200,000	191,936
2.13%, 02/16/29	250,000	222,095
2.00%, 10/17/29	200,000	174,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 01/21/31	250,000	201,123
1.88%, 04/15/31	700,000	588,525
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	185,212
2.75%, 04/27/27	200,000	187,690
1.00%, 07/22/30	380,000	303,658
1.75%, 04/28/31	200,000	166,322
		5,707,136
Norway 0.1%
Equinor A.S.A.
2.88%, 04/06/25 (a)	250,000	241,817
1.75%, 01/22/26 (a)	200,000	185,816
3.00%, 04/06/27 (a)	200,000	189,206
3.63%, 09/10/28 (a)	300,000	290,394
3.13%, 04/06/30 (a)	250,000	230,085
2.38%, 05/22/30 (a)	300,000	261,714
3.63%, 04/06/40 (a)	100,000	83,785
5.10%, 08/17/40	114,000	113,221
4.25%, 11/23/41	100,000	89,728
3.95%, 05/15/43	150,000	128,340
4.80%, 11/08/43	100,000	95,438
3.25%, 11/18/49 (a)	300,000	222,552
3.70%, 04/06/50 (a)	250,000	201,823
		2,333,919
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	495,820
2.38%, 06/25/24	200,000	194,068
2.88%, 01/21/25	400,000	386,664
0.75%, 09/21/25	750,000	681,742
3.25%, 11/10/25	750,000	720,202
1.63%, 01/18/27	250,000	226,313
4.25%, 09/15/27	200,000	198,150
1.25%, 09/21/30	500,000	400,870
2.13%, 01/18/32	250,000	207,523
2.50%, 06/29/41	200,000	148,200
The Korea Development Bank
3.75%, 01/22/24	500,000	495,180
2.13%, 10/01/24	250,000	240,475
3.00%, 01/13/26	200,000	190,298
4.38%, 02/15/28	500,000	497,820
2.00%, 10/25/31	250,000	206,283
4.25%, 09/08/32	250,000	244,572
		5,534,180
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	200,000	189,510
0.63%, 10/07/24	300,000	283,161
0.63%, 05/14/25	275,000	254,185
0.50%, 08/26/25	150,000	137,429
4.63%, 11/28/25	350,000	351,522
2.25%, 03/22/27	250,000	232,923
		1,448,730
		29,906,338
U.S. 1.1%
Fannie Mae
1.75%, 07/02/24	1,000,000	965,720
2.63%, 09/06/24	1,830,000	1,779,565
1.63%, 01/07/25	3,500,000	3,337,250
0.63%, 04/22/25	1,000,000	930,270
0.50%, 06/17/25	2,000,000	1,846,700

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 08/25/25	1,500,000	1,373,490
0.50%, 11/07/25	3,000,000	2,737,440
2.13%, 04/24/26	1,000,000	946,880
1.88%, 09/24/26	1,500,000	1,399,965
6.03%, 10/08/27	164,000	177,363
7.25%, 05/15/30	1,000,000	1,204,210
6.63%, 11/15/30	2,180,000	2,565,729
5.63%, 07/15/37	500,000	583,880
Federal Farm Credit Banks Funding Corp.
0.88%, 11/18/24	1,000,000	943,220
4.50%, 11/18/24	2,000,000	1,990,040
4.25%, 12/20/24	1,000,000	991,230
1.75%, 02/14/25	1,000,000	951,640
4.00%, 01/06/28	500,000	500,290
Federal Home Loan Bank
1.50%, 08/15/24	4,000,000	3,838,800
4.50%, 10/03/24	1,500,000	1,492,185
5.00%, 02/28/25	1,000,000	1,006,820
0.50%, 04/14/25	1,000,000	930,360
0.88%, 06/12/26	500,000	454,260
3.25%, 11/16/28	2,850,000	2,774,674
5.50%, 07/15/36	330,000	378,880
Federal National Mortgage Association
0.75%, 10/08/27	500,000	439,240
0.88%, 08/05/30	2,000,000	1,626,260
Freddie Mac
1.50%, 02/12/25	4,000,000	3,799,320
0.38%, 07/21/25	4,000,000	3,672,720
0.38%, 09/23/25	2,000,000	1,825,240
6.75%, 03/15/31	200,000	238,460
6.25%, 07/15/32	1,100,000	1,301,608
Tennessee Valley Authority
2.88%, 09/15/24	500,000	486,040
4.65%, 06/15/35	655,000	672,705
4.63%, 09/15/60	150,000	146,950
		50,309,404
		80,215,742

Local Authority 0.9%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	350,000	360,972
8.50%, 12/01/29	100,000	121,995
Province of Alberta
1.88%, 11/13/24	450,000	430,947
1.00%, 05/20/25	400,000	372,656
3.30%, 03/15/28	200,000	192,838
1.30%, 07/22/30	450,000	371,515
Province of British Columbia
1.75%, 09/27/24	400,000	383,908
2.25%, 06/02/26	150,000	141,591
0.90%, 07/20/26	300,000	270,948
1.30%, 01/29/31	500,000	412,220
Province of Manitoba
2.13%, 06/22/26	230,000	215,830
1.50%, 10/25/28	150,000	131,367
Province of New Brunswick
3.63%, 02/24/28	150,000	146,061
Province of Ontario
0.63%, 01/21/26	250,000	227,015
1.05%, 04/14/26	500,000	456,405
2.50%, 04/27/26	200,000	190,104
2.30%, 06/15/26	200,000	188,574
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.05%, 05/21/27	450,000	398,947
2.00%, 10/02/29	200,000	177,120
1.13%, 10/07/30	500,000	406,805
1.60%, 02/25/31	250,000	208,708
1.90%, 04/21/31	250,000	214,033
1.80%, 10/14/31	500,000	420,365
Province of Quebec
2.88%, 10/16/24	300,000	291,831
1.50%, 02/11/25	350,000	331,649
0.60%, 07/23/25	500,000	461,205
2.50%, 04/20/26	450,000	428,679
2.75%, 04/12/27	200,000	189,834
7.50%, 09/15/29	421,000	497,357
1.35%, 05/28/30	250,000	209,273
Province of Saskatchewan Canada
3.25%, 06/08/27	200,000	193,030
		9,043,782
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	90,000	98,799
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	338,630
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	474,248
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	292,756
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	200,802
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,103,608
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	503,047
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	603,991
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	242,682
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	42,876
TXBL-REF-SER B
2.98%, 11/01/51 (a)	200,000	143,692
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	114,495
Series C
4.47%, 01/01/49	150,000	137,904
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	730,000	825,632
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	101,200
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	106,672
City of New York
6.27%, 12/01/37	200,000	226,304

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	89,646
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	207,183
City of San Francisco CA Public Utilities Commission
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	76,333
Series A
3.30%, 11/01/39 (a)	150,000	125,089
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	182,820
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	107,921
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	140,488
Series D
2.66%, 09/01/39	143,092	117,668
Series D
2.81%, 09/01/43	100,000	75,160
Series H
2.90%, 09/01/49	100,000	72,202
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	106,762
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	268,587
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	183,016
County of Miami-Dade FL Water & Sewer System
Series C
3.49%, 10/01/42 (a)	100,000	82,643
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	160,287
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	107,514
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	177,517
Series A
2.99%, 11/01/38	100,000	82,178
Series C
3.09%, 11/01/40 (a)	250,000	195,797
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	91,738
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	367,990
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	80,182
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	102,512
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	113,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	101,539	107,868
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,521,545
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	109,396
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	490,000	481,701
Series B
4.53%, 01/01/35	300,000	299,243
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	96,563
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	242,592
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	207,045
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	108,839
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	239,846
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	267,328
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	570,408
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	112,592
RB Series D
3.20%, 07/01/50	150,000	104,947
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	424,754
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	125,853
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	249,997
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	353,769
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	163,579
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	192,883
Municipal Electric Authority of Georgia
7.06%, 04/01/57	294,000	300,349
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	142,000	157,363
RB (Build America Bonds) Series A
6.64%, 04/01/57	142,000	156,598
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	271,395
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	336,739

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2019B
4.13%, 06/15/42	200,000	171,546
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	440,499
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	426,811
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	210,441
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	137,332
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	282,872
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	111,901
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	53,516
RB Series 2009F
5.63%, 03/15/39	100,000	105,485
Series B
3.14%, 07/01/43	220,000	179,848
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	105,014
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	185,317
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	443,523
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	245,938
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	398,549
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	160,208
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	108,052
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	199,171
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	409,646
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	100,212
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	164,913
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	69,478
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	117,375
6.58%, 05/15/49	75,000	87,920
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	56,554
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	71,282
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,582
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.82%, 01/01/48	150,000	120,486
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	118,885
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	115,413
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	91,799
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	95,000	101,093
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	300,000	277,633
Series A
1.71%, 07/01/27	400,000	355,558
Series A
2.15%, 07/01/30	600,000	507,103
State of California
2.38%, 10/01/26	175,000	163,516
7.63%, 03/01/40	300,000	377,342
GO Bonds
7.60%, 11/01/40	300,000	382,367
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	92,857	100,318
State of Washington
5.14%, 08/01/40	100,000	102,294
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	627,744
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	119,859
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	279,956
The Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	303,401
Series A
3.80%, 12/01/46	100,000	84,620
The Pennsylvania State University
2.84%, 09/01/50	150,000	106,215
University of California
0.88%, 05/15/25 (a)	500,000	466,710
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	537,606
RB Series 2015AQ
4.77%, 05/15/15	150,000	131,741
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	174,475
RB Series AD
4.86%, 05/15/12	100,000	89,689
RB Series BG
1.61%, 05/15/30 (a)	250,000	208,527
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	184,747

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	67,798
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	247,542
Series C
4.18%, 09/01/17 (a)	100,000	80,807
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	179,297
		27,835,964
		36,879,746

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	619,697
2.88%, 04/28/25	650,000	630,994
0.75%, 05/19/26	250,000	226,788
		1,477,479
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	194,796
3.13%, 01/21/26	200,000	193,256
3.24%, 02/06/28 (a)	450,000	427,873
2.45%, 01/31/31 (a)	300,000	261,312
2.55%, 01/27/32 (a)	200,000	172,136
2.55%, 07/27/33 (a)	500,000	412,545
3.10%, 05/07/41 (a)	550,000	412,588
4.34%, 03/07/42 (a)	250,000	221,223
3.63%, 10/30/42	150,000	119,712
3.86%, 06/21/47	200,000	161,380
3.50%, 01/25/50 (a)	500,000	371,810
4.00%, 01/31/52 (a)	200,000	161,172
3.10%, 01/22/61 (a)	450,000	290,790
3.25%, 09/21/71 (a)	200,000	128,112
		3,528,705
Hungary 0.0%
Hungary Government International Bond
7.63%, 03/29/41	750,000	834,795
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	200,000	191,064
4.55%, 01/11/28 (a)	500,000	499,905
4.10%, 04/24/28	250,000	244,747
4.75%, 02/11/29	200,000	201,284
3.40%, 09/18/29	450,000	421,425
2.85%, 02/14/30	400,000	361,132
3.85%, 10/15/30	300,000	285,261
4.65%, 09/20/32 (a)	250,000	248,685
4.35%, 01/11/48	400,000	354,764
5.35%, 02/11/49	200,000	202,550
3.70%, 10/30/49	300,000	238,263
3.50%, 02/14/50 (f)	200,000	152,608
4.20%, 10/15/50	250,000	213,428
3.05%, 03/12/51	400,000	291,668
4.45%, 04/15/70	200,000	168,924
3.35%, 03/12/71	200,000	133,482
		4,209,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	200,000	189,894
3.25%, 01/17/28	200,000	188,026
2.75%, 07/03/30	350,000	311,591
4.50%, 01/30/43	300,000	274,980
4.13%, 01/17/48	200,000	169,994
3.88%, 07/03/50	300,000	242,961
4.50%, 04/03/20	200,000	158,382
State of Israel
2.50%, 01/15/30	200,000	176,300
3.38%, 01/15/50	350,000	259,459
		1,971,587
Italy 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,000,000	899,090
2.88%, 10/17/29	475,000	417,330
5.38%, 06/15/33	250,000	249,668
4.00%, 10/17/49	550,000	416,993
3.88%, 05/06/51	500,000	354,275
		2,337,356
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25 (a)	200,000	197,598
4.13%, 01/21/26	288,000	283,507
4.15%, 03/28/27	500,000	492,125
3.75%, 01/11/28	1,000,000	956,880
4.50%, 04/22/29	600,000	585,000
3.25%, 04/16/30 (a)	500,000	446,845
2.66%, 05/24/31 (a)	400,000	333,268
8.30%, 08/15/31	150,000	177,074
4.75%, 04/27/32 (a)	700,000	670,796
4.88%, 05/19/33 (a)	400,000	382,968
6.75%, 09/27/34	362,000	397,465
6.05%, 01/11/40	700,000	708,624
4.28%, 08/14/41 (a)	400,000	326,584
4.75%, 03/08/44	950,000	805,134
5.55%, 01/21/45	550,000	518,980
4.60%, 01/23/46	450,000	368,626
4.35%, 01/15/47	300,000	237,039
4.60%, 02/10/48	400,000	325,704
4.50%, 01/31/50 (a)	475,000	381,962
5.00%, 04/27/51 (a)	450,000	385,272
4.40%, 02/12/52 (a)	250,000	194,340
6.34%, 05/04/53 (a)	200,000	201,596
3.77%, 05/24/61 (a)	600,000	400,782
5.75%, 10/12/10	420,000	368,735
		10,146,904
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25 (a)	300,000	293,316
8.88%, 09/30/27	250,000	290,515
3.88%, 03/17/28 (a)	200,000	191,826
9.38%, 04/01/29	100,000	121,992
3.16%, 01/23/30 (a)	200,000	176,434
2.25%, 09/29/32 (a)	1,000,000	768,590
3.30%, 01/19/33 (a)	200,000	167,860
6.40%, 02/14/35 (a)	250,000	261,840
6.70%, 01/26/36	131,000	140,284
4.50%, 05/15/47	250,000	196,983
4.50%, 04/16/50 (a)	400,000	305,812
4.30%, 04/29/53	200,000	146,886
6.85%, 03/28/54 (a)	200,000	205,680

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/56 (a)	550,000	408,556
3.87%, 07/23/60 (a)	650,000	425,165
4.50%, 01/19/63 (a)	250,000	180,410
		4,282,149
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	262,937
2.39%, 01/23/26 (a)	200,000	188,190
4.13%, 08/25/27	250,000	245,640
2.84%, 06/20/30	150,000	131,258
2.78%, 01/23/31 (a)	600,000	512,442
1.86%, 12/01/32 (a)	300,000	228,009
8.75%, 11/21/33	450,000	568,701
3.00%, 01/15/34 (a)	200,000	163,902
6.55%, 03/14/37	300,000	329,262
3.30%, 03/11/41 (a)	250,000	187,430
5.63%, 11/18/50	395,000	396,939
3.55%, 03/10/51 (a)	350,000	254,002
2.78%, 12/01/60 (a)	250,000	146,118
3.60%, 01/15/72 (a)	200,000	131,692
3.23%, 07/28/21 (a)	200,000	116,020
		3,862,542
Philippines 0.1%
Philippine Government International Bond
10.63%, 03/16/25	800,000	886,032
5.50%, 03/30/26	200,000	205,198
3.00%, 02/01/28	400,000	377,580
3.75%, 01/14/29	400,000	385,884
9.50%, 02/02/30	250,000	317,748
2.46%, 05/05/30	200,000	174,582
7.75%, 01/14/31	350,000	416,615
1.95%, 01/06/32	200,000	162,412
6.38%, 01/15/32	300,000	336,471
5.61%, 04/13/33	200,000	214,128
6.38%, 10/23/34	600,000	676,944
3.95%, 01/20/40	600,000	519,612
3.70%, 03/01/41	550,000	456,659
3.70%, 02/02/42	400,000	330,428
2.95%, 05/05/45	200,000	143,750
3.20%, 07/06/46	500,000	371,685
Philippines Government International Bond
4.20%, 03/29/47	200,000	173,886
		6,149,614
Poland 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,000,000	971,880
5.75%, 11/16/32 (a)	300,000	319,056
5.50%, 04/04/53 (a)	350,000	353,525
		1,644,461
Republic of Korea 0.0%
Korea International Bond
5.63%, 11/03/25 (f)	232,000	235,561
2.75%, 01/19/27	250,000	238,660
3.50%, 09/20/28	200,000	194,582
2.50%, 06/19/29	200,000	183,858
1.75%, 10/15/31	200,000	168,804
4.13%, 06/10/44	200,000	189,196
		1,210,661
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	300,000	300,162
4.38%, 01/23/31 (a)	350,000	349,825
5.75%, 10/28/34 (a)	200,000	219,010
7.63%, 03/21/36	250,000	311,223
4.13%, 11/20/45	150,000	135,642
5.10%, 06/18/50	750,000	739,312
4.98%, 04/20/55	400,000	385,932
		2,441,106
		44,096,549

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	250,000	245,228
0.88%, 03/23/26	250,000	228,080
0.88%, 07/22/26	500,000	451,775
4.38%, 11/03/27	500,000	507,890
4.38%, 03/14/28	250,000	254,680
Asian Development Bank
1.50%, 10/18/24	400,000	382,336
2.00%, 01/22/25	851,000	815,581
0.63%, 04/29/25	400,000	371,428
2.88%, 05/06/25	550,000	533,286
0.38%, 09/03/25	1,000,000	916,600
0.50%, 02/04/26	750,000	680,737
1.00%, 04/14/26	1,000,000	915,750
2.00%, 04/24/26	500,000	470,980
2.63%, 01/12/27	500,000	476,165
3.13%, 08/20/27	500,000	483,825
2.50%, 11/02/27	500,000	470,780
2.75%, 01/19/28	200,000	190,192
5.82%, 06/16/28	250,000	270,165
1.88%, 03/15/29	300,000	268,770
1.75%, 09/19/29	250,000	220,575
1.88%, 01/24/30	400,000	353,604
0.75%, 10/08/30	750,000	602,978
1.50%, 03/04/31	1,000,000	846,190
3.88%, 09/28/32	1,000,000	1,004,930
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	278,070
2.25%, 02/08/27	400,000	364,780
Council of Europe Development Bank
1.38%, 02/27/25	650,000	614,789
0.88%, 09/22/26	400,000	360,024
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	239,745
0.50%, 05/19/25	850,000	786,054
0.50%, 11/25/25	500,000	456,350
0.50%, 01/28/26	500,000	453,930
European Investment Bank
3.25%, 01/29/24	1,000,000	986,290
2.50%, 10/15/24	400,000	388,060
1.88%, 02/10/25	450,000	430,110
1.63%, 03/14/25	700,000	665,063
0.63%, 07/25/25	1,000,000	926,140
0.38%, 12/15/25	1,000,000	909,470
0.38%, 03/26/26	500,000	450,785
2.13%, 04/13/26	500,000	473,325
0.75%, 10/26/26	500,000	448,145
1.38%, 03/15/27	750,000	681,210
2.38%, 05/24/27	450,000	423,621
1.63%, 10/09/29	350,000	308,168
0.88%, 05/17/30	170,000	140,180
0.75%, 09/23/30	500,000	405,090
1.25%, 02/14/31 (f)	500,000	418,305

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 05/13/31	250,000	214,793
3.75%, 02/14/33	500,000	499,935
4.88%, 02/15/36	1,750,000	1,917,685
Inter-American Development Bank
3.00%, 02/21/24	1,000,000	983,780
0.50%, 09/23/24	250,000	236,283
2.13%, 01/15/25	1,000,000	960,750
1.75%, 03/14/25	500,000	475,765
0.88%, 04/03/25	300,000	280,620
0.63%, 07/15/25	400,000	370,492
0.88%, 04/20/26	250,000	227,828
2.00%, 06/02/26	524,000	492,612
2.00%, 07/23/26	300,000	281,118
2.38%, 07/07/27	350,000	329,221
0.63%, 09/16/27	1,000,000	870,380
1.13%, 07/20/28	500,000	435,320
3.13%, 09/18/28	650,000	625,007
2.25%, 06/18/29	700,000	637,840
1.13%, 01/13/31	750,000	617,340
4.38%, 01/24/44	1,000,000	1,008,960
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	240,445
International Bank for Reconstruction & Development
1.50%, 08/28/24	500,000	479,780
2.50%, 11/25/24	600,000	581,088
1.63%, 01/15/25	750,000	715,057
0.75%, 03/11/25	850,000	794,886
0.63%, 04/22/25	1,500,000	1,394,730
0.38%, 07/28/25	1,250,000	1,149,937
2.50%, 07/29/25	1,150,000	1,107,818
0.50%, 10/28/25	1,000,000	915,240
0.88%, 07/15/26	750,000	679,777
1.88%, 10/27/26	200,000	186,146
3.13%, 06/15/27	500,000	483,800
2.50%, 11/22/27	350,000	329,564
0.75%, 11/24/27	1,000,000	870,550
1.38%, 04/20/28	500,000	444,280
3.50%, 07/12/28	1,000,000	981,550
1.13%, 09/13/28	500,000	433,990
1.75%, 10/23/29	450,000	396,401
3.88%, 02/14/30	250,000	250,165
0.88%, 05/14/30	500,000	409,965
0.75%, 08/26/30	750,000	604,508
1.25%, 02/10/31	750,000	623,617
1.63%, 11/03/31	1,000,000	845,980
2.50%, 03/29/32	750,000	678,187
4.75%, 02/15/35	480,000	512,554
International Finance Corp.
1.38%, 10/16/24	350,000	334,138
0.38%, 07/16/25	450,000	414,720
3.63%, 09/15/25	500,000	493,400
2.13%, 04/07/26	200,000	189,112
0.75%, 08/27/30	400,000	322,624
Nordic Investment Bank
2.25%, 05/21/24	250,000	243,310
2.63%, 04/04/25	250,000	241,420
0.38%, 09/11/25	450,000	412,128
0.50%, 01/21/26	250,000	227,218
The Asian Infrastructure Investment Bank
0.50%, 05/28/25	500,000	460,920
0.50%, 01/27/26	1,750,000	1,581,510
		56,066,473
Total Government Related (Cost $240,471,822)		217,258,510

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 29.1% OF NET ASSETS

Asset-Backed Securities 0.0%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2019-2, Class A
3.06%, 04/15/26 (a)	172,000	167,757
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4
1.68%, 05/15/25 (a)	1,030,000	1,015,222
		1,182,979
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	923,351
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	93,817	89,792
4.26%, 06/01/38	100,000	96,047
4.45%, 12/01/49	200,000	180,238
4.67%, 12/01/53	200,000	184,996
		551,073
		2,657,403

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	139,303
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,098,553
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	883,970
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	529,644
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	253,242
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	131,081
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	421,909
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,678,455
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	621,805
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,062,678
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	559,044
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	861,980
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	223,499
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	402,000	381,343
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	430,000	402,024

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,077,413
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	253,748	243,583
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	2,260,000	2,137,578
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	100,000	94,065
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,263,550
COMM Mortgage Trust
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	250,000	246,127
Series 2014-LC17, Class A5
3.92%, 10/10/47 (a)	45,000	43,536
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	1,148,000	1,099,641
Series 2015-DC1, Class A5
3.35%, 02/10/48 (a)	500,000	477,992
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	330,000	314,852
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	602,000	573,873
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	300,000	285,545
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,405,000	1,340,166
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,190,673
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,879,950
Fannie Mae-ACES
Series 2014-M2, Class A2
3.51%, 12/25/23 (a)	37,114	36,747
Series 2015-M13, Class A2
2.70%, 06/25/25 (a)(j)	135,114	130,334
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(j)	745,792	702,627
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K042, Class A2
2.67%, 12/25/24 (a)	400,000	386,959
Series K047, Class A2
3.33%, 05/25/25 (a)(j)	400,000	387,590
Series K048, Class A2
3.28%, 06/25/25 (a)(j)	1,150,000	1,118,338
Series K052, Class A2
3.15%, 11/25/25 (a)	100,000	96,762
Series K054, Class A2
2.75%, 01/25/26 (a)	10,000	9,573
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	569,252
Series K061, Class A2
3.35%, 11/25/26 (a)(j)	2,500,000	2,418,844
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	290,476
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	720,970
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,147,702
Series K070, Class A2
3.30%, 11/25/27 (a)(j)	500,000	480,014
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,918,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	868,504
Series K074, Class A1
3.60%, 09/25/27 (a)	62,523	61,083
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,399,000
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,161,270
Series K083, Class A2
4.05%, 09/25/28 (a)(j)	250,000	247,493
Series K085, Class A2
4.06%, 10/25/28 (a)(j)	700,000	691,007
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	97,617
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	947,240
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,447,760
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,006,997
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,567,497
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,283,199
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	668,256
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	352,390
Series K733, Class A2
3.75%, 08/25/25 (a)(j)	1,395,842	1,367,571
Series K735, Class A2
2.86%, 05/25/26 (a)	820,255	785,117
Series KS03, Class A4
3.16%, 05/25/25 (a)(j)	150,000	145,777
GS Mortgage Securities Trust
Series 2014-GC20, Class A5
4.00%, 04/10/47 (a)	225,000	221,346
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,610,354
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(j)	2,034,000	1,908,665
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4
4.20%, 01/15/47 (a)	200,000	197,718
Series 2015-C33, Class A3
3.50%, 12/15/48 (a)	454,084	431,765
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,445,015
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,262,182
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48 (a)	1,000,000	942,644
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	300,000	284,307
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.15%, 08/15/46 (a)(j)	350,000	347,906
Series 2013-C13, Class A4
4.04%, 11/15/46 (a)	360,000	355,682
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,229,040
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48 (a)	50,000	47,880

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	381,059
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	232,210
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	811,855
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	186,917
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	600,000	555,432
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59 (a)	106,266	100,030
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(j)	454,030	451,710
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	240,912	229,449
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	200,000	190,977
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,100,000	2,001,315
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,137,298
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	593,657	564,695
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,260,375
Series 2016-NXS6, Class ASB
2.83%, 11/15/49 (a)	208,178	200,419
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	949,344
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	277,410
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,287,596
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	903,619
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	500,000	473,510
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	617,280
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,610,358
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	438,938
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,662,119
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,322,357
WFRBS Commercial Mortgage Trust
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(j)	343,868	342,119
Series 2013-C18, Class A4
3.90%, 12/15/46 (a)	326,462	322,697
		92,825,000

Mortgage-Backed Securities Pass-Through 27.0%
Fannie Mae
4.50%, 12/01/24 to 09/01/52 (a)	15,299,268	15,113,036
3.50%, 10/01/25 to 09/01/50 (a)	54,532,505	51,120,758
3.00%, 10/01/26 to 05/01/52 (a)	76,654,737	69,805,495
4.00%, 06/01/27 to 08/01/50 (a)	34,531,519	33,297,792
2.50%, 07/01/27 to 05/01/52 (a)	130,065,909	112,800,446
2.00%, 12/01/27 to 04/01/52 (a)	159,383,799	134,180,580
5.50%, 03/01/33 to 02/01/53 (a)	5,887,412	6,000,297
5.00%, 11/01/33 to 08/01/52 (a)	7,085,348	7,130,796
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 08/01/34 to 05/01/40 (a)	125,656	133,408
6.00%, 04/01/35 to 04/01/53 (a)	5,037,095	5,199,329
1.50%, 08/01/35 to 11/01/51 (a)	31,978,283	26,841,626
1.00%, 03/01/36 to 07/01/36 (a)	814,149	695,144
Freddie Mac
2.00%, 08/01/23 to 03/01/52 (a)	175,093,946	146,321,322
3.50%, 01/01/26 to 09/01/51 (a)	25,102,536	23,490,224
4.00%, 05/01/26 to 08/01/52 (a)	15,771,266	15,173,085
3.00%, 08/01/26 to 05/01/52 (a)	47,351,063	42,971,392
2.50%, 04/01/27 to 05/01/52 (a)	99,357,994	85,781,624
6.00%, 05/01/32 to 02/01/53 (a)	5,722,999	5,927,710
5.50%, 06/01/33 to 04/01/53 (a)	4,146,081	4,235,148
5.00%, 11/01/33 to 05/01/53 (a)	6,841,093	6,843,791
4.50%, 05/01/34 to 09/01/52 (a)	12,464,916	12,268,898
1.50%, 08/01/35 to 08/01/51 (a)	42,272,779	34,643,720
6.50%, 02/01/36 to 01/01/53 (a)	2,511,097	2,623,865
1.00%, 10/01/36 (a)	343,467	291,696
Ginnie Mae
3.00%, 04/20/27 to 04/20/52 (a)	43,991,620	40,061,821
2.50%, 08/20/27 to 04/20/52 (a)	68,305,861	59,897,104
3.50%, 09/20/32 to 06/20/51 (a)	33,701,102	31,773,740
5.00%, 02/20/33 to 03/20/53 (a)	9,668,870	9,649,176
5.50%, 04/15/33 to 01/20/53 (a)	4,273,911	4,281,423
2.00%, 04/20/36 to 03/20/52 (a)	65,179,524	55,418,771
4.00%, 06/15/39 to 09/20/52 (a)	21,528,823	20,743,976
4.50%, 07/15/39 to 10/20/52 (a)	14,234,791	13,980,776
6.00%, 04/20/44 to 03/20/53 (a)	3,615,119	3,651,254
1.50%, 03/20/51 to 10/20/51 (a)	835,686	675,622
6.50%, 04/20/53 (a)	1,495,660	1,524,745
Ginnie Mae TBA
3.00%, 06/20/53 (a)(k)	4,000,000	3,599,231
3.50%, 06/20/53 (a)(k)	4,500,000	4,173,505
4.00%, 06/20/53 (a)(k)	2,500,000	2,377,053
4.50%, 06/20/53 (a)(k)	3,500,000	3,401,270
5.00%, 06/20/53 (a)(k)	3,000,000	2,960,301
UMBS TBA
4.00%, 06/17/35 to 06/11/50 (a)(k)	17,500,000	16,548,477
3.50%, 06/11/50 (a)(k)	9,500,000	8,715,046
3.00%, 06/13/52 (a)(k)	11,500,000	10,198,626
4.50%, 06/13/53 (a)(k)	16,500,000	15,968,565
5.00%, 06/13/53 (a)(k)	17,500,000	17,234,638
5.50%, 06/13/53 (a)(k)	14,000,000	13,993,939
		1,183,720,241
Total Securitized (Cost $1,459,788,080)		1,279,202,644

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

Agency 2.2%
Fannie Mae Discount Notes
4.86%, 06/07/23	20,000,000	19,983,867
Federal Home Loan Bank Discount Notes
4.76%, 06/01/23	7,000,000	7,000,000
4.66%, 06/07/23	20,000,000	19,984,500
4.61%, 06/14/23	50,000,000	49,916,944
		96,885,311

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (l)	35,279,644	35,279,644
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (l)(m)	1,139,000	1,139,000
		36,418,644
Total Short-Term Investments (Cost $133,303,955)		133,303,955
Total Investments in Securities (Cost $4,952,161,161)		4,495,325,874

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,641,981 or 0.3% of net assets.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $1,112,272.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/23	FACE AMOUNT AT 5/31/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$49,913	$—	($49,223)	($2,092)	$2,184	($782)	$—	$—	$892
0.75%, 03/18/24	239,367	—	(238,134)	(12,482)	11,660	(411)	—	—	1,109
3.75%, 04/01/24	49,968	—	(49,133)	(2,137)	2,315	(1,013)	—	—	1,255
3.00%, 03/10/25	48,960	—	—	—	(956)	(326)	47,678	50,000	1,125
4.20%, 03/24/25	100,495	—	—	—	(1,605)	(1,039)	97,851	100,000	3,150
3.63%, 04/01/25	49,456	—	—	—	(161)	(1,050)	48,245	50,000	1,359
3.85%, 05/21/25	100,186	—	—	—	(2,250)	(1,188)	96,748	100,000	2,888
3.45%, 02/13/26	49,390	—	—	—	(964)	(452)	47,974	50,000	1,294
0.90%, 03/11/26	180,064	—	—	—	(4,262)	(238)	175,564	200,000	1,350
1.15%, 05/13/26	135,407	—	—	—	(3,045)	(139)	132,223	150,000	1,294
3.20%, 03/02/27	96,891	—	—	—	(3,163)	(1,601)	92,127	100,000	2,400
2.45%, 03/03/27	233,380	—	—	—	(11,007)	1,122	223,495	250,000	4,594
3.30%, 04/01/27	97,111	—	—	—	(3,526)	(1,232)	92,353	100,000	2,475
3.20%, 01/25/28	95,581	—	—	—	(3,783)	(502)	91,296	100,000	2,400
2.00%, 03/20/28	179,930	—	—	—	(7,896)	(240)	171,794	200,000	3,000
4.00%, 02/01/29	98,538	—	—	—	(3,160)	(1,167)	94,211	100,000	3,000
3.25%, 05/22/29	93,953	—	—	—	(4,674)	(653)	88,626	100,000	2,438
2.75%, 10/01/29	45,143	—	—	—	(2,239)	(227)	42,677	50,000	1,031
4.63%, 03/22/30	50,752	—	—	—	(1,859)	(399)	48,494	50,000	1,734
1.65%, 03/11/31	80,833	—	—	—	(5,345)	60	75,548	100,000	1,237
2.30%, 05/13/31	85,348	—	—	—	(5,401)	(271)	79,676	100,000	1,725
1.95%, 12/01/31	102,176	—	—	—	(6,757)	2	95,421	125,000	1,828
2.90%, 03/03/32	132,528	—	—	—	(9,611)	388	123,305	150,000	3,263
Total	$2,395,370	$—	($336,490 )	($16,711 )	($65,505 )	($11,358 )	$1,965,306		$46,841

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,070,755,422	$—	$1,070,755,422
Treasuries[1]	—	1,794,805,343	—	1,794,805,343
Government Related[1]	—	217,258,510	—	217,258,510
Securitized[1]	—	1,279,202,644	—	1,279,202,644
Short-Term Investments[1]	—	96,885,311	—	96,885,311
Money Market Funds	36,418,644	—	—	36,418,644
Total	$36,418,644	$4,458,907,230	$—	$4,495,325,874

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.8% OF NET ASSETS

Financial Institutions 12.0%
Banking 9.6%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	100,000	96,974
5.13%, 09/30/24	150,000	146,309
4.63%, 03/30/25	100,000	96,296
5.80%, 05/01/25 (a)	200,000	198,482
7.10%, 11/15/27 (a)	150,000	153,189
American Express Co.
2.50%, 07/30/24 (a)	400,000	387,064
3.00%, 10/30/24 (a)	200,000	193,426
3.63%, 12/05/24 (a)	100,000	97,588
2.25%, 03/04/25 (a)	400,000	380,156
3.95%, 08/01/25 (a)	400,000	390,672
4.20%, 11/06/25 (a)	250,000	244,862
3.13%, 05/20/26 (a)	250,000	238,533
1.65%, 11/04/26 (a)	150,000	134,730
2.55%, 03/04/27 (a)	400,000	367,572
3.30%, 05/03/27 (a)	400,000	377,800
5.85%, 11/05/27 (a)	200,000	207,876
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	243,382
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	181,216
6.14%, 09/14/28 (a)(b)	200,000	202,644
Banco Santander S.A.
2.71%, 06/27/24	200,000	193,440
2.75%, 05/28/25	400,000	375,548
5.15%, 08/18/25	200,000	197,778
5.18%, 11/19/25	400,000	392,908
1.85%, 03/25/26	400,000	360,156
4.25%, 04/11/27	200,000	191,104
5.29%, 08/18/27	400,000	395,348
1.72%, 09/14/27 (a)(b)	400,000	349,800
4.18%, 03/24/28 (a)(b)	200,000	188,430
4.38%, 04/12/28	200,000	191,324
Bank of America Corp.
4.20%, 08/26/24	500,000	491,945
4.00%, 01/22/25	600,000	586,536
3.95%, 04/21/25	400,000	390,040
3.88%, 08/01/25	350,000	341,789
0.98%, 09/25/25 (a)(b)	550,000	515,768
3.09%, 10/01/25 (a)(b)	300,000	289,293
2.46%, 10/22/25 (a)(b)	150,000	143,133
1.53%, 12/06/25 (a)(b)	400,000	375,216
3.37%, 01/23/26 (a)(b)	500,000	480,715
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.02%, 02/13/26 (a)(b)	350,000	328,443
4.45%, 03/03/26	400,000	392,064
3.38%, 04/02/26 (a)(b)	525,000	505,428
3.50%, 04/19/26	400,000	385,804
1.32%, 06/19/26 (a)(b)	650,000	596,908
4.25%, 10/22/26	200,000	193,496
1.20%, 10/24/26 (a)(b)	600,000	541,668
5.08%, 01/20/27 (a)(b)	300,000	297,858
1.66%, 03/11/27 (a)(b)	650,000	587,522
3.56%, 04/23/27 (a)(b)	550,000	522,043
1.73%, 07/22/27 (a)(b)	1,000,000	892,200
3.25%, 10/21/27 (a)	400,000	374,956
4.18%, 11/25/27 (a)	300,000	287,943
3.82%, 01/20/28 (a)(b)	500,000	473,675
2.55%, 02/04/28 (a)(b)	500,000	453,125
3.71%, 04/24/28 (a)(b)	400,000	376,628
4.38%, 04/27/28 (a)(b)	500,000	483,780
3.59%, 07/21/28 (a)(b)	400,000	373,464
4.95%, 07/22/28 (a)(b)	500,000	494,885
6.20%, 11/10/28 (a)(b)	150,000	155,369
3.42%, 12/20/28 (a)(b)	1,000,000	921,230
3.97%, 03/05/29 (a)(b)	400,000	377,684
5.20%, 04/25/29 (a)(b)	500,000	498,875
Bank of Montreal
2.50%, 06/28/24	250,000	241,950
0.63%, 07/09/24	250,000	236,780
4.25%, 09/14/24	300,000	295,269
1.50%, 01/10/25	250,000	235,313
1.85%, 05/01/25	350,000	328,408
3.70%, 06/07/25	200,000	193,980
1.25%, 09/15/26	300,000	265,317
0.95%, 01/22/27 (a)(b)	350,000	314,058
2.65%, 03/08/27	300,000	276,969
4.70%, 09/14/27 (a)	200,000	197,398
3.80%, 12/15/32 (a)(b)	200,000	179,108
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	170,548
Barclays PLC
4.38%, 09/11/24	200,000	195,348
3.65%, 03/16/25	425,000	408,280
4.38%, 01/12/26	650,000	628,849
2.85%, 05/07/26 (a)(b)	400,000	376,636
5.20%, 05/12/26	400,000	388,680
5.83%, 05/09/27 (a)(b)	350,000	349,426
2.28%, 11/24/27 (a)(b)	400,000	355,876
4.34%, 01/10/28 (a)	200,000	190,086
4.84%, 05/09/28 (a)	300,000	278,016
5.50%, 08/09/28 (a)(b)	400,000	394,216
7.39%, 11/02/28 (a)(b)	200,000	211,220
4.97%, 05/16/29 (a)(b)	300,000	287,100

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,524
BPCE S.A.
3.38%, 12/02/26	250,000	234,868
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	45,442
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	150,000	142,685
3.30%, 04/07/25	250,000	240,807
5.14%, 04/28/25	200,000	199,014
3.95%, 08/04/25	300,000	291,051
0.95%, 10/23/25	100,000	90,466
1.25%, 06/22/26	200,000	178,040
3.45%, 04/07/27 (c)	250,000	236,560
Capital One Financial Corp.
3.30%, 10/30/24 (a)	200,000	192,740
3.20%, 02/05/25 (a)	350,000	334,309
4.25%, 04/30/25 (a)	300,000	290,655
4.20%, 10/29/25 (a)	300,000	285,171
2.64%, 03/03/26 (a)(b)	300,000	281,232
3.75%, 07/28/26 (a)	250,000	234,203
3.75%, 03/09/27 (a)	300,000	281,715
3.65%, 05/11/27 (a)	250,000	234,473
1.88%, 11/02/27 (a)(b)	300,000	259,410
4.93%, 05/10/28 (a)(b)	400,000	384,928
Citigroup, Inc.
3.75%, 06/16/24	100,000	98,093
4.00%, 08/05/24	150,000	147,803
3.88%, 03/26/25	200,000	194,386
3.30%, 04/27/25	350,000	339,822
4.40%, 06/10/25	400,000	390,684
5.50%, 09/13/25	200,000	200,162
3.70%, 01/12/26	250,000	241,880
2.01%, 01/25/26 (a)(b)	500,000	470,570
4.60%, 03/09/26	350,000	341,274
3.29%, 03/17/26 (a)(b)	300,000	288,825
3.11%, 04/08/26 (a)(b)	650,000	623,473
3.40%, 05/01/26	300,000	287,499
5.61%, 09/29/26 (a)(b)	500,000	502,985
3.20%, 10/21/26 (a)	500,000	470,100
4.30%, 11/20/26	250,000	241,227
1.12%, 01/28/27 (a)(b)	450,000	402,673
1.46%, 06/09/27 (a)(b)	500,000	445,995
4.45%, 09/29/27	500,000	480,795
3.89%, 01/10/28 (a)(b)	600,000	571,392
3.07%, 02/24/28 (a)(b)	500,000	463,745
4.66%, 05/24/28 (a)(b)	350,000	344,722
3.67%, 07/24/28 (a)(b)	250,000	235,225
3.52%, 10/27/28 (a)(b)	400,000	372,544
4.08%, 04/23/29 (a)(b)	300,000	283,737
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	227,595
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	184,218
2.85%, 07/27/26 (a)	250,000	218,575
Comerica Bank
2.50%, 07/23/24	250,000	227,055
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	250,500
Cooperatieve Rabobank UA
3.88%, 08/22/24	250,000	245,632
1.38%, 01/10/25	250,000	235,410
3.38%, 05/21/25	250,000	241,590
4.38%, 08/04/25	250,000	242,990
3.75%, 07/21/26	250,000	235,265
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Credit Suisse AG
4.75%, 08/09/24	250,000	243,652
3.63%, 09/09/24	500,000	479,445
7.95%, 01/09/25	250,000	253,622
1.25%, 08/07/26	500,000	429,335
5.00%, 07/09/27	250,000	242,182
7.50%, 02/15/28	350,000	372,253
Credit Suisse Group AG
3.75%, 03/26/25	500,000	471,850
4.55%, 04/17/26	350,000	330,816
Deutsche Bank AG
4.50%, 04/01/25	250,000	234,050
4.16%, 05/13/25	150,000	145,181
3.96%, 11/26/25 (a)(b)	400,000	380,772
4.10%, 01/13/26	200,000	191,712
1.69%, 03/19/26	200,000	179,796
2.13%, 11/24/26 (a)(b)	500,000	443,105
2.31%, 11/16/27 (a)(b)	500,000	430,660
2.55%, 01/07/28 (a)(b)	200,000	174,370
4.88%, 12/01/32 (a)(b)	200,000	167,686
Discover Bank
3.45%, 07/27/26 (a)	250,000	229,838
Discover Financial Services
3.95%, 11/06/24 (a)	100,000	96,677
3.75%, 03/04/25 (a)	100,000	95,667
4.50%, 01/30/26 (a)	250,000	242,420
4.10%, 02/09/27 (a)	150,000	140,007
Fifth Third Bancorp
2.38%, 01/28/25 (a)	150,000	139,596
2.55%, 05/05/27 (a)	175,000	154,103
1.71%, 11/01/27 (a)(b)	200,000	171,726
6.36%, 10/27/28 (a)(b)	250,000	251,517
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	238,908
3.85%, 03/15/26 (a)	200,000	182,342
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	45,514
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	92,538
HSBC Holdings PLC
4.25%, 08/18/25	350,000	338,562
2.63%, 11/07/25 (a)(b)	400,000	380,744
4.18%, 12/09/25 (a)(b)	200,000	195,962
4.30%, 03/08/26	400,000	390,868
3.00%, 03/10/26 (a)(b)	400,000	380,280
1.65%, 04/18/26 (a)(b)	425,000	392,649
3.90%, 05/25/26	600,000	578,724
2.10%, 06/04/26 (a)(b)	300,000	278,889
4.29%, 09/12/26 (a)(b)	400,000	386,920
4.38%, 11/23/26	300,000	288,138
1.59%, 05/24/27 (a)(b)	400,000	355,260
2.25%, 11/22/27 (a)(b)	500,000	445,370
4.04%, 03/13/28 (a)(b)	600,000	566,652
4.76%, 06/09/28 (a)(b)	200,000	194,100
5.21%, 08/11/28 (a)(b)	450,000	444,766
2.01%, 09/22/28 (a)(b)	200,000	173,232
7.39%, 11/03/28 (a)(b)	250,000	267,225
6.16%, 03/09/29 (a)(b)	400,000	407,920
HSBC USA, Inc.
3.50%, 06/23/24	100,000	97,652
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	331,530
ING Groep N.V.
3.87%, 03/28/26 (a)(b)	300,000	289,572
3.95%, 03/29/27	200,000	190,932

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.73%, 04/01/27 (a)(b)	200,000	179,606
4.02%, 03/28/28 (a)(b)	300,000	284,673
JPMorgan Chase & Co.
3.88%, 09/10/24	600,000	588,732
3.13%, 01/23/25 (a)	400,000	388,364
0.82%, 06/01/25 (a)(b)	400,000	380,380
0.97%, 06/23/25 (a)(b)	300,000	285,267
3.90%, 07/15/25 (a)	400,000	393,212
7.75%, 07/15/25	100,000	105,604
0.77%, 08/09/25 (a)(b)	250,000	235,290
2.30%, 10/15/25 (a)(b)	350,000	334,680
1.56%, 12/10/25 (a)(b)	250,000	234,628
2.60%, 02/24/26 (a)(b)	350,000	333,371
2.01%, 03/13/26 (a)(b)	550,000	517,770
3.30%, 04/01/26 (a)	500,000	481,085
2.08%, 04/22/26 (a)(b)	600,000	564,648
4.08%, 04/26/26 (a)(b)	500,000	489,870
3.20%, 06/15/26 (a)	350,000	333,910
2.95%, 10/01/26 (a)	600,000	566,208
1.05%, 11/19/26 (a)(b)	650,000	585,968
4.13%, 12/15/26	300,000	293,781
3.96%, 01/29/27 (a)(b)	500,000	483,785
1.04%, 02/04/27 (a)(b)	500,000	447,285
1.58%, 04/22/27 (a)(b)	600,000	539,316
1.47%, 09/22/27 (a)(b)	450,000	399,024
4.25%, 10/01/27	300,000	293,160
3.78%, 02/01/28 (a)(b)	650,000	619,086
2.95%, 02/24/28 (a)(b)	200,000	185,180
4.32%, 04/26/28 (a)(b)	500,000	486,985
3.54%, 05/01/28 (a)(b)	300,000	283,449
2.18%, 06/01/28 (a)(b)	350,000	312,721
4.85%, 07/25/28 (a)(b)	750,000	746,932
3.51%, 01/23/29 (a)(b)	350,000	326,560
4.01%, 04/23/29 (a)(b)	350,000	332,598
KeyBank NA
3.30%, 06/01/25	250,000	225,548
5.85%, 11/15/27 (a)	250,000	231,968
4.39%, 12/14/27	250,000	217,190
KeyCorp
4.15%, 10/29/25	250,000	229,190
2.25%, 04/06/27	250,000	206,555
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	194,618
4.45%, 05/08/25	450,000	439,515
3.87%, 07/09/25 (a)(b)	200,000	195,224
4.58%, 12/10/25	250,000	240,570
2.44%, 02/05/26 (a)(b)	400,000	377,524
4.65%, 03/24/26	400,000	382,128
3.75%, 01/11/27	200,000	189,672
1.63%, 05/11/27 (a)(b)	250,000	223,583
3.75%, 03/18/28 (a)(b)	250,000	233,518
3.57%, 11/07/28 (a)(b)	300,000	275,001
5.87%, 03/06/29 (a)(b)	200,000	201,772
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	234,103
4.65%, 01/27/26 (a)	250,000	238,025
4.70%, 01/27/28 (a)	250,000	234,358
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	200,000	193,758
2.19%, 02/25/25	550,000	519,343
3.78%, 03/02/25	250,000	243,007
1.41%, 07/17/25	400,000	367,012
0.95%, 07/19/25 (a)(b)	500,000	472,210
0.96%, 10/11/25 (a)(b)	250,000	233,493
3.85%, 03/01/26	450,000	434,061
2.76%, 09/13/26	200,000	184,928
3.68%, 02/22/27	250,000	242,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.54%, 07/20/27 (a)(b)	550,000	487,173
3.29%, 07/25/27	200,000	187,276
1.64%, 10/13/27 (a)(b)	250,000	220,483
2.34%, 01/19/28 (a)(b)	350,000	315,161
4.08%, 04/19/28 (a)(b)	200,000	191,432
5.35%, 09/13/28 (a)(b)	250,000	250,707
5.42%, 02/22/29 (a)(b)	200,000	201,138
5.24%, 04/19/29 (a)(b)	200,000	199,732
Mizuho Financial Group, Inc.
2.84%, 07/16/25 (a)(b)	200,000	192,972
2.56%, 09/13/25 (a)(b)	200,000	191,560
2.65%, 05/22/26 (a)(b)	200,000	188,050
2.23%, 05/25/26 (a)(b)	250,000	233,333
1.23%, 05/22/27 (a)(b)	200,000	176,492
1.55%, 07/09/27 (a)(b)	400,000	354,564
4.02%, 03/05/28	200,000	190,358
5.41%, 09/13/28 (a)(b)	200,000	201,078
Morgan Stanley
3.70%, 10/23/24	400,000	391,096
2.72%, 07/22/25 (a)(b)	500,000	482,360
4.00%, 07/23/25	500,000	489,335
0.86%, 10/21/25 (a)(b)	250,000	232,378
1.16%, 10/21/25 (a)(b)	500,000	467,360
5.00%, 11/24/25	350,000	349,562
3.88%, 01/27/26	650,000	633,223
2.63%, 02/18/26 (a)(b)	200,000	190,202
2.19%, 04/28/26 (a)(b)	550,000	519,629
4.68%, 07/17/26 (a)(b)	400,000	395,980
3.13%, 07/27/26	400,000	377,524
6.25%, 08/09/26	250,000	258,825
4.35%, 09/08/26	500,000	487,880
0.99%, 12/10/26 (a)(b)	500,000	447,520
3.63%, 01/20/27	550,000	527,175
5.05%, 01/28/27 (a)(b)	250,000	249,507
3.95%, 04/23/27	300,000	285,420
1.59%, 05/04/27 (a)(b)	700,000	629,258
1.51%, 07/20/27 (a)(b)	600,000	534,960
2.48%, 01/21/28 (a)(b)	400,000	363,304
4.21%, 04/20/28 (a)(b)	200,000	193,102
3.59%, 07/22/28 (a)(b)	500,000	466,970
6.30%, 10/18/28 (a)(b)	400,000	416,176
3.77%, 01/24/29 (a)(b)	250,000	234,623
5.12%, 02/01/29 (a)(b)	500,000	498,120
5.16%, 04/20/29 (a)(b)	500,000	499,035
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	250,985
2.50%, 07/12/26	400,000	373,872
3.91%, 06/09/27	275,000	266,736
4.94%, 01/12/28	250,000	252,457
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	244,770
Natwest Group PLC
4.80%, 04/05/26	400,000	394,492
1.64%, 06/14/27 (a)(b)	400,000	354,372
3.07%, 05/22/28 (a)(b)	200,000	182,142
5.52%, 09/30/28 (a)(b)	200,000	199,542
4.89%, 05/18/29 (a)(b)	300,000	290,061
3.75%, 11/01/29 (a)(b)	200,000	188,492
Northern Trust Corp.
3.95%, 10/30/25	200,000	193,658
4.00%, 05/10/27 (a)	200,000	194,680
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	237,275
3.88%, 04/10/25 (a)	250,000	239,705
3.25%, 06/01/25 (a)	250,000	239,002
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	184,704

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
2.55%, 07/16/24	250,000	242,125
0.75%, 10/07/24	200,000	188,050
5.66%, 10/25/24	300,000	301,383
2.25%, 11/01/24	200,000	191,490
1.60%, 01/21/25	250,000	236,200
3.38%, 04/14/25	350,000	339,066
1.15%, 06/10/25	300,000	276,891
0.88%, 01/20/26	500,000	450,725
4.65%, 01/27/26	250,000	246,022
1.20%, 04/27/26	200,000	179,614
1.15%, 07/14/26	250,000	223,345
1.40%, 11/02/26	250,000	222,320
2.05%, 01/21/27	150,000	135,998
3.63%, 05/04/27	250,000	238,540
4.24%, 08/03/27	250,000	243,087
6.00%, 11/01/27	250,000	259,235
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	100,000	97,217
3.45%, 06/02/25 (a)	300,000	285,519
4.50%, 07/17/25 (a)	250,000	241,915
3.24%, 10/05/26 (a)(d)	200,000	181,630
4.40%, 07/13/27 (a)	250,000	237,853
2.49%, 01/06/28 (a)(b)	250,000	219,408
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	178,984
1.67%, 06/14/27 (a)(b)	250,000	216,753
2.47%, 01/11/28 (a)(b)	250,000	219,905
3.82%, 11/03/28 (a)(b)	200,000	182,370
6.53%, 01/10/29 (a)(b)	250,000	254,705
Santander UK PLC
2.88%, 06/18/24	200,000	194,168
State Street Corp.
3.30%, 12/16/24	200,000	194,144
3.55%, 08/18/25	400,000	389,192
2.35%, 11/01/25 (a)(b)	250,000	238,945
2.90%, 03/30/26 (a)(b)	150,000	143,492
5.10%, 05/18/26 (a)(b)	200,000	199,548
2.20%, 02/07/28 (a)(b)	200,000	181,948
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	400,000	386,880
2.45%, 09/27/24	200,000	191,798
2.35%, 01/15/25	200,000	189,920
1.47%, 07/08/25	500,000	460,430
0.95%, 01/12/26	250,000	223,743
3.78%, 03/09/26	400,000	385,496
2.63%, 07/14/26	400,000	370,440
1.40%, 09/17/26	500,000	442,250
3.01%, 10/19/26	200,000	186,472
3.45%, 01/11/27	200,000	188,864
2.17%, 01/14/27	200,000	180,310
3.36%, 07/12/27	400,000	377,500
5.52%, 01/13/28	250,000	254,270
3.54%, 01/17/28	200,000	187,162
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	238,113
5.63%, 08/23/27 (a)	250,000	235,310
Synchrony Financial
4.25%, 08/15/24 (a)	200,000	189,886
4.50%, 07/23/25 (a)	250,000	233,140
The Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	100,000	97,387
2.10%, 10/24/24	100,000	95,761
0.85%, 10/25/24 (a)	250,000	235,838
3.00%, 02/24/25 (a)	200,000	192,894
1.60%, 04/24/25 (a)	200,000	187,990
3.95%, 11/18/25 (a)	250,000	243,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 01/28/26 (a)	250,000	224,463
2.80%, 05/04/26 (a)	200,000	189,504
2.45%, 08/17/26 (a)	300,000	277,905
2.05%, 01/26/27 (a)	250,000	226,793
3.25%, 05/16/27 (a)	200,000	189,418
3.40%, 01/29/28 (a)	200,000	188,788
3.44%, 02/07/28 (a)(b)	250,000	237,823
3.99%, 06/13/28 (a)(b)	150,000	144,716
5.80%, 10/25/28 (a)(b)	200,000	206,594
4.54%, 02/01/29 (a)(b)	200,000	196,948
The Bank of Nova Scotia
1.45%, 01/10/25	250,000	234,530
2.20%, 02/03/25	200,000	190,020
3.45%, 04/11/25	250,000	241,607
1.30%, 06/11/25	200,000	184,534
4.50%, 12/16/25	250,000	243,562
1.05%, 03/02/26	200,000	179,452
1.35%, 06/24/26	250,000	223,478
2.70%, 08/03/26	200,000	185,950
1.30%, 09/15/26	250,000	221,178
1.95%, 02/02/27	175,000	157,803
2.95%, 03/11/27	200,000	186,426
The Goldman Sachs Group, Inc.
3.85%, 07/08/24 (a)	500,000	492,310
3.50%, 01/23/25 (a)	425,000	412,624
3.50%, 04/01/25 (a)	650,000	628,140
3.75%, 05/22/25 (a)	500,000	484,800
3.27%, 09/29/25 (a)(b)	550,000	532,037
4.25%, 10/21/25	300,000	292,374
0.86%, 02/12/26 (a)(b)	250,000	229,745
3.75%, 02/25/26 (a)	300,000	289,980
3.50%, 11/16/26 (a)	500,000	474,350
1.09%, 12/09/26 (a)(b)	550,000	492,228
5.95%, 01/15/27	150,000	153,807
3.85%, 01/26/27 (a)	300,000	288,486
1.43%, 03/09/27 (a)(b)	550,000	494,345
1.54%, 09/10/27 (a)(b)	550,000	485,342
1.95%, 10/21/27 (a)(b)	1,000,000	891,330
2.64%, 02/24/28 (a)(b)	600,000	545,160
3.62%, 03/15/28 (a)(b)	750,000	708,600
3.69%, 06/05/28 (a)(b)	575,000	542,685
3.81%, 04/23/29 (a)(b)	400,000	373,468
4.22%, 05/01/29 (a)(b)	200,000	189,690
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	234,363
The PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	150,000	142,800
2.60%, 07/23/26 (a)	250,000	232,428
1.15%, 08/13/26 (a)	200,000	175,852
4.76%, 01/26/27 (a)(b)	250,000	247,200
5.35%, 12/02/28 (a)(b)	350,000	350,164
The Toronto-Dominion Bank
2.65%, 06/12/24	300,000	291,141
0.70%, 09/10/24	200,000	188,404
4.29%, 09/13/24	250,000	246,270
1.45%, 01/10/25	100,000	94,470
3.77%, 06/06/25	400,000	388,920
1.15%, 06/12/25	250,000	230,330
0.75%, 09/11/25	200,000	181,500
0.75%, 01/06/26	250,000	223,810
1.20%, 06/03/26	200,000	178,386
1.25%, 09/10/26	200,000	177,046
1.95%, 01/12/27	200,000	179,870
2.80%, 03/10/27	250,000	230,335
4.11%, 06/08/27 (c)	350,000	337,305
4.69%, 09/15/27	300,000	294,615
5.16%, 01/10/28	200,000	200,618
3.63%, 09/15/31 (a)(b)	200,000	186,544

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Truist Bank
2.15%, 12/06/24 (a)	250,000	235,028
1.50%, 03/10/25 (a)	250,000	230,468
3.63%, 09/16/25 (a)	300,000	280,689
3.30%, 05/15/26 (a)	200,000	183,056
3.80%, 10/30/26 (a)	250,000	228,263
2.64%, 09/17/29 (a)(b)	250,000	231,243
Truist Financial Corp.
2.50%, 08/01/24 (a)	200,000	192,018
2.85%, 10/26/24 (a)	150,000	143,882
4.00%, 05/01/25 (a)	250,000	241,020
1.20%, 08/05/25 (a)	250,000	226,193
1.27%, 03/02/27 (a)(b)	200,000	177,468
1.13%, 08/03/27 (a)	250,000	211,488
4.12%, 06/06/28 (a)(b)	200,000	189,582
US Bancorp
2.40%, 07/30/24 (a)	150,000	144,246
3.60%, 09/11/24 (a)	300,000	292,500
1.45%, 05/12/25 (a)	400,000	370,048
3.95%, 11/17/25 (a)	250,000	242,280
3.10%, 04/27/26 (a)	300,000	277,560
2.38%, 07/22/26 (a)	200,000	184,292
2.22%, 01/27/28 (a)(b)	200,000	178,472
4.55%, 07/22/28 (a)(b)	400,000	385,384
4.65%, 02/01/29 (a)(b)	300,000	289,833
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	236,525
2.80%, 01/27/25 (a)	250,000	238,925
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	75,800
Wells Fargo & Co.
3.30%, 09/09/24	400,000	390,200
3.00%, 02/19/25	500,000	481,615
3.55%, 09/29/25	400,000	386,360
2.41%, 10/30/25 (a)(b)	500,000	478,095
2.16%, 02/11/26 (a)(b)	450,000	425,245
3.00%, 04/22/26	600,000	568,074
3.91%, 04/25/26 (a)(b)	500,000	487,020
2.19%, 04/30/26 (a)(b)	600,000	564,642
4.10%, 06/03/26	500,000	482,250
4.54%, 08/15/26 (a)(b)	200,000	196,832
3.00%, 10/23/26	600,000	560,112
3.20%, 06/17/27 (a)(b)	450,000	423,085
4.30%, 07/22/27	500,000	482,580
3.53%, 03/24/28 (a)(b)	750,000	704,775
3.58%, 05/22/28 (a)(b)	500,000	469,845
2.39%, 06/02/28 (a)(b)	500,000	447,445
4.81%, 07/25/28 (a)(b)	500,000	493,030
Westpac Banking Corp.
1.02%, 11/18/24	300,000	283,392
2.35%, 02/19/25	200,000	191,666
3.74%, 08/26/25	150,000	146,376
2.85%, 05/13/26	200,000	189,976
1.15%, 06/03/26	250,000	224,535
2.70%, 08/19/26	300,000	281,157
3.35%, 03/08/27	250,000	238,343
5.46%, 11/18/27	250,000	257,902
3.40%, 01/25/28	200,000	189,884
2.89%, 02/04/30 (a)(b)	200,000	186,620
4.32%, 11/23/31 (a)(b)	400,000	373,968
		146,138,606
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	95,624
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameriprise Financial, Inc.
3.70%, 10/15/24	100,000	97,695
3.00%, 04/02/25 (a)	150,000	143,694
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	95,032
BlackRock, Inc.
3.20%, 03/15/27	100,000	96,183
Brookfield Corp.
4.00%, 01/15/25 (a)	100,000	97,731
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	187,140
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	144,084
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,512
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,518
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	197,284
3.75%, 12/01/25 (a)	200,000	195,108
3.10%, 09/15/27 (a)	100,000	94,295
4.00%, 09/15/27 (a)	250,000	245,827
Invesco Finance PLC
3.75%, 01/15/26	150,000	145,305
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	197,774
Lazard Group LLC
3.75%, 02/13/25	100,000	96,131
3.63%, 03/01/27 (a)	150,000	141,063
Legg Mason, Inc.
4.75%, 03/15/26	75,000	74,438
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	147,070
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	379,432
1.85%, 07/16/25	400,000	367,324
2.33%, 01/22/27	200,000	177,968
5.39%, 07/06/27	200,000	197,488
5.84%, 01/18/28	200,000	202,340
Stifel Financial Corp.
4.25%, 07/18/24	100,000	97,638
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	50,000	47,678
4.20%, 03/24/25 (a)(e)	100,000	97,851
3.63%, 04/01/25 (a)(e)	50,000	48,245
3.85%, 05/21/25 (a)(e)	100,000	96,748
3.45%, 02/13/26 (a)(e)	50,000	47,974
0.90%, 03/11/26 (a)(e)	200,000	175,564
1.15%, 05/13/26 (a)(e)	150,000	132,223
3.20%, 03/02/27 (a)(e)	100,000	92,127
2.45%, 03/03/27 (a)(e)	250,000	223,495
3.30%, 04/01/27 (a)(e)	100,000	92,353
3.20%, 01/25/28 (a)(e)	100,000	91,296
		5,348,252
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (a)	550,000	516,741
1.75%, 10/29/24 (a)	250,000	234,387
3.50%, 01/15/25 (a)	150,000	143,700
6.50%, 07/15/25 (a)	200,000	201,922
4.45%, 10/01/25 (a)	150,000	144,807
1.75%, 01/30/26 (a)	250,000	223,567
4.45%, 04/03/26 (a)	150,000	143,911
2.45%, 10/29/26 (a)	500,000	446,325

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 07/21/27 (a)	200,000	183,678
4.63%, 10/15/27 (a)	150,000	142,483
Air Lease Corp.
0.80%, 08/18/24 (a)	100,000	93,917
4.25%, 09/15/24 (a)	100,000	98,029
2.30%, 02/01/25 (a)	200,000	188,752
3.25%, 03/01/25 (a)	100,000	95,321
3.38%, 07/01/25 (a)	150,000	142,383
2.88%, 01/15/26 (a)	200,000	185,970
3.75%, 06/01/26 (a)	150,000	142,170
1.88%, 08/15/26 (a)	250,000	221,012
2.20%, 01/15/27 (a)	200,000	176,780
5.85%, 12/15/27 (a)	200,000	199,970
Aircastle Ltd.
4.25%, 06/15/26 (a)	150,000	141,519
Ares Capital Corp.
4.20%, 06/10/24 (a)	200,000	195,244
4.25%, 03/01/25 (a)	100,000	95,382
3.25%, 07/15/25 (a)	150,000	138,900
3.88%, 01/15/26 (a)	250,000	232,265
2.15%, 07/15/26 (a)	150,000	130,499
2.88%, 06/15/27 (a)	100,000	87,297
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	66,514
2.55%, 10/13/26 (a)	50,000	42,700
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	87,911
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	89,622
Blackstone Private Credit Fund
1.75%, 09/15/24	100,000	93,548
2.35%, 11/22/24	100,000	93,643
2.70%, 01/15/25 (a)	125,000	116,790
4.70%, 03/24/25	200,000	193,282
2.63%, 12/15/26 (a)	200,000	170,650
3.25%, 03/15/27 (a)	200,000	172,246
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	200,000	184,258
2.75%, 09/16/26 (a)	200,000	174,694
2.13%, 02/15/27 (a)	100,000	84,183
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	97,121
1.65%, 10/12/24	100,000	92,694
4.13%, 02/01/25 (a)	50,000	47,374
3.40%, 01/15/26 (a)	200,000	181,604
2.63%, 01/15/27 (a)	150,000	127,859
GATX Corp.
3.25%, 09/15/26 (a)	100,000	93,178
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,044
2.88%, 01/15/26 (a)	150,000	137,418
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	86,264
2.05%, 02/15/27 (a)	100,000	82,687
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	63,107
3.38%, 01/20/27 (a)	100,000	85,032
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	132,045
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	92,947
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	50,000	47,158
3.75%, 07/22/25 (a)	100,000	92,467
4.25%, 01/15/26 (a)	100,000	92,589
3.40%, 07/15/26 (a)	250,000	221,407
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	150,000	129,495
4.70%, 02/08/27 (a)	150,000	136,686
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	62,066
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	131,841
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	75,000	72,284
2.50%, 08/01/26 (a)	100,000	88,040
		9,005,871
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	193,222
Insurance 0.8%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	191,446
Aetna, Inc.
3.50%, 11/15/24 (a)	200,000	195,010
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	91,144
2.88%, 10/15/26 (a)	100,000	93,759
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	144,843
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	97,835
American International Group, Inc.
2.50%, 06/30/25 (a)	167,000	158,450
3.90%, 04/01/26 (a)	200,000	193,934
5.75%, 04/01/48 (a)(b)	125,000	120,401
Anthem, Inc.
3.35%, 12/01/24 (a)	200,000	194,376
2.38%, 01/15/25 (a)	300,000	286,791
1.50%, 03/15/26 (a)	200,000	182,656
3.65%, 12/01/27 (a)	250,000	238,577
4.10%, 03/01/28 (a)	150,000	146,070
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	185,402
Aon PLC
3.50%, 06/14/24 (a)	100,000	97,945
3.88%, 12/15/25 (a)	100,000	97,046
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	145,328
Assurant, Inc.
4.20%, 09/27/23 (a)	17,000	16,935
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	98,000	97,492
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	185,080
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	500,000	485,850
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	175,000	161,332
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	98,105

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Centene Corp.
4.25%, 12/15/27 (a)	400,000	376,372
Chubb INA Holdings, Inc.
3.15%, 03/15/25	175,000	170,012
3.35%, 05/03/26 (a)	200,000	194,986
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	108,790
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	147,176
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	99,085
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	175,000	167,174
3.65%, 04/05/27 (a)	225,000	210,829
6.88%, 12/15/52 (a)(b)	150,000	136,908
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	190,342
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)(d)	100,000	100,569
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	97,100
Humana, Inc.
3.85%, 10/01/24 (a)	100,000	98,012
4.50%, 04/01/25 (a)	150,000	148,481
1.35%, 02/03/27 (a)	150,000	131,760
3.95%, 03/15/27 (a)	150,000	144,644
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	96,140
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	96,413
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	93,111
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,796
Manulife Financial Corp.
4.15%, 03/04/26	250,000	243,857
4.06%, 02/24/32 (a)(b)	200,000	188,150
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	100,000	98,117
3.50%, 03/10/25 (a)	150,000	146,421
3.75%, 03/14/26 (a)	50,000	48,775
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	95,625
MetLife, Inc.
3.00%, 03/01/25	150,000	144,819
3.60%, 11/13/25 (a)	100,000	97,249
Old Republic International Corp.
4.88%, 10/01/24 (a)	100,000	98,670
3.88%, 08/26/26 (a)	100,000	95,459
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	96,277
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,916
5.38%, 05/15/45 (a)(b)	250,000	239,152
4.50%, 09/15/47 (a)(b)	100,000	93,257
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	143,676
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	97,513
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,819
3.28%, 12/15/26 (a)	100,000	94,726
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Progressive Corp.
2.45%, 01/15/27	100,000	92,833
2.50%, 03/15/27 (a)	100,000	92,830
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	146,049
UnitedHealth Group, Inc.
2.38%, 08/15/24	100,000	96,894
3.75%, 07/15/25	500,000	490,360
5.15%, 10/15/25	200,000	202,650
3.70%, 12/15/25	100,000	97,694
1.25%, 01/15/26	250,000	230,062
3.10%, 03/15/26	200,000	193,020
3.45%, 01/15/27	100,000	96,652
3.70%, 05/15/27 (a)(c)	200,000	195,482
2.95%, 10/15/27	150,000	141,540
5.25%, 02/15/28 (a)	200,000	206,038
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,751
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	146,448
		11,632,288
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	96,443
4.30%, 01/15/26 (a)	50,000	48,637
3.95%, 01/15/27 (a)	100,000	95,874
3.95%, 01/15/28 (a)	100,000	94,210
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	97,434
3.45%, 06/01/25 (a)	100,000	96,711
3.50%, 11/15/25 (a)	50,000	48,433
3.35%, 05/15/27 (a)	100,000	94,268
3.20%, 01/15/28 (a)	100,000	92,885
Boston Properties LP
3.20%, 01/15/25 (a)	200,000	189,472
3.65%, 02/01/26 (a)	100,000	92,605
2.75%, 10/01/26 (a)	250,000	219,982
6.75%, 12/01/27 (a)	100,000	100,161
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	100,000	73,969
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	50,000	48,369
3.85%, 02/01/25 (a)	100,000	96,239
4.13%, 06/15/26 (a)	100,000	94,200
3.90%, 03/15/27 (a)	150,000	139,694
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	89,024
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	93,209
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	182,900
5.55%, 01/15/28 (a)	150,000	147,300
EPR Properties
4.50%, 04/01/25 (a)	50,000	48,058
4.75%, 12/15/26 (a)	100,000	90,197
4.50%, 06/01/27 (a)	100,000	88,437
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,697
2.85%, 11/01/26 (a)	100,000	92,924
3.50%, 03/01/28 (a)	100,000	93,288
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	98,305
3.50%, 04/01/25 (a)	100,000	96,414
3.38%, 04/15/26 (a)	150,000	142,959

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Extra Space Storage LP
5.70%, 04/01/28 (a)	100,000	101,479
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	150,000	135,320
Federal Realty OP LP
5.38%, 05/01/28 (a)	100,000	98,559
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	138,762
Healthpeak Properties Interim, Inc.
3.40%, 02/01/25 (a)	100,000	96,717
4.00%, 06/01/25 (a)	100,000	97,499
3.25%, 07/15/26 (a)	150,000	140,900
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	96,715
4.50%, 02/01/26 (a)	100,000	97,625
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	100,000	73,565
5.95%, 02/15/28 (a)	100,000	78,924
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	95,370
Kimco Realty Corp.
3.30%, 02/01/25 (a)	100,000	96,229
1.90%, 03/01/28 (a)	100,000	85,233
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	100,000	94,464
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	91,418
LifeStorage LP
3.50%, 07/01/26 (a)	200,000	190,544
Mid-America Apartments LP
3.75%, 06/15/24 (a)	100,000	98,136
4.00%, 11/15/25 (a)	100,000	97,820
3.60%, 06/01/27 (a)	150,000	143,434
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	97,997
4.00%, 11/15/25 (a)	100,000	96,269
3.50%, 10/15/27 (a)	100,000	92,872
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	100,000	96,124
5.25%, 01/15/26 (a)	150,000	146,040
4.50%, 04/01/27 (a)	150,000	139,698
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	94,976
3.95%, 01/15/28 (a)	100,000	92,178
Prologis LP
3.25%, 06/30/26 (a)	100,000	95,953
2.13%, 04/15/27 (a)	100,000	91,290
Public Storage
0.88%, 02/15/26 (a)	150,000	134,727
1.50%, 11/09/26 (a)	100,000	90,050
1.85%, 05/01/28 (a)	100,000	87,353
Realty Income Corp.
3.88%, 04/15/25 (a)	50,000	48,717
4.63%, 11/01/25 (a)	250,000	247,732
4.88%, 06/01/26 (a)	150,000	149,112
4.13%, 10/15/26 (a)	150,000	146,280
3.00%, 01/15/27 (a)	150,000	139,608
3.95%, 08/15/27 (a)	150,000	143,796
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	142,533
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	94,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Simon Property Group LP
2.00%, 09/13/24 (a)	200,000	191,154
3.38%, 10/01/24 (a)	200,000	194,434
3.50%, 09/01/25 (a)	200,000	193,062
3.30%, 01/15/26 (a)	100,000	95,888
3.25%, 11/30/26 (a)	150,000	141,637
1.38%, 01/15/27 (a)	150,000	133,875
3.38%, 06/15/27 (a)	100,000	94,120
3.38%, 12/01/27 (a)	200,000	186,424
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	47,259
4.25%, 02/01/26 (a)	100,000	94,488
4.70%, 06/01/27 (a)	100,000	92,475
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	95,506
2.10%, 03/15/28 (a)	75,000	63,203
STORE Capital Corp.
4.50%, 03/15/28 (a)	50,000	43,243
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	89,403
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	141,442
Ventas Realty LP
3.75%, 05/01/24 (a)	100,000	97,807
2.65%, 01/15/25 (a)	100,000	94,425
3.50%, 02/01/25 (a)	100,000	96,252
4.13%, 01/15/26 (a)	150,000	144,118
3.25%, 10/15/26 (a)	100,000	92,521
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	92,800
2.15%, 06/01/26 (a)	100,000	82,156
Welltower, Inc.
4.00%, 06/01/25 (a)	250,000	242,560
4.25%, 04/01/26 (a)	100,000	97,637
2.70%, 02/15/27 (a)	100,000	91,220
WP Carey, Inc.
4.00%, 02/01/25 (a)	150,000	145,930
		10,971,205
		183,289,444

Industrial 13.3%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	98,075
1.50%, 10/15/25 (a)	200,000	185,870
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	147,051
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	98,380
6.55%, 11/29/27 (a)	200,000	207,224
BHP Billiton Finance (USA) Ltd.
4.88%, 02/27/26	175,000	175,807
4.75%, 02/28/28 (a)	175,000	176,239
Celanese US Holdings LLC
5.90%, 07/05/24	400,000	399,588
6.05%, 03/15/25	200,000	200,910
1.40%, 08/05/26 (a)	150,000	130,782
6.17%, 07/15/27 (a)	400,000	403,012
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	198,306
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	400,000	395,892

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	145,461
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	189,260
3.25%, 12/01/27 (a)	150,000	143,296
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	93,684
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	49,020
5.50%, 01/17/27	200,000	201,598
FMC Corp.
3.20%, 10/01/26 (a)	150,000	140,260
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	150,000	148,237
5.00%, 09/01/27 (a)	100,000	97,935
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,627
Linde, Inc.
2.65%, 02/05/25 (a)	100,000	96,251
4.70%, 12/05/25 (a)	100,000	100,067
3.20%, 01/30/26 (a)	100,000	97,282
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	136,421
Nucor Corp.
2.00%, 06/01/25 (a)	50,000	46,964
4.30%, 05/23/27 (a)	200,000	196,348
3.95%, 05/01/28 (a)	100,000	95,840
Nutrien Ltd.
5.90%, 11/07/24	250,000	251,580
3.00%, 04/01/25 (a)	100,000	95,534
4.90%, 03/27/28 (a)	125,000	123,958
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	97,897
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	48,170
1.20%, 03/15/26 (a)	200,000	180,388
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	91,510
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,720
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	95,707
2.40%, 06/15/25 (a)	100,000	94,019
1.65%, 10/15/27 (a)	100,000	86,003
The Mosaic Co.
4.05%, 11/15/27 (a)	150,000	143,569
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	97,620
3.45%, 08/01/25 (a)	150,000	144,697
3.95%, 01/15/26 (a)	100,000	97,503
3.45%, 06/01/27 (a)	300,000	285,225
Vale Overseas Ltd.
6.25%, 08/10/26	150,000	155,107
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	190,312
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	99,368
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	96,675
3.75%, 03/15/25 (a)	100,000	96,778
4.65%, 03/15/26 (a)	200,000	196,210
4.00%, 03/15/28 (a)	100,000	94,689
		7,852,926
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 1.4%
3M Co.
2.00%, 02/14/25 (a)	100,000	95,138
2.65%, 04/15/25 (a)	100,000	95,897
2.88%, 10/15/27 (a)	200,000	184,568
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	96,464
3.55%, 10/01/27 (a)	100,000	93,940
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	95,480
4.50%, 05/15/28 (a)	100,000	96,647
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	97,241
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	94,595
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	226,730
1.65%, 01/15/27 (a)	100,000	86,683
5.50%, 04/15/28 (a)(d)	100,000	98,886
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	96,998
Carrier Global Corp.
2.24%, 02/15/25 (a)	100,000	94,788
2.49%, 02/15/27 (a)	300,000	275,139
Caterpillar Financial Services Corp.
3.30%, 06/09/24	100,000	98,181
2.15%, 11/08/24	200,000	192,364
3.25%, 12/01/24	100,000	97,529
3.40%, 05/13/25	400,000	389,752
1.45%, 05/15/25	200,000	187,730
0.80%, 11/13/25	200,000	182,378
0.90%, 03/02/26	350,000	316,897
1.15%, 09/14/26	150,000	134,607
3.60%, 08/12/27	200,000	193,906
1.10%, 09/14/27	200,000	174,234
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	200,000	183,538
1.45%, 07/15/26 (a)	150,000	133,277
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	94,610
Deere & Co.
2.75%, 04/15/25 (a)	250,000	241,530
Dover Corp.
3.15%, 11/15/25 (a)	100,000	95,647
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	94,870
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	177,652
1.80%, 10/15/27 (a)	100,000	89,361
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	166,119
General Dynamics Corp.
3.25%, 04/01/25 (a)	125,000	121,653
1.15%, 06/01/26 (a)	150,000	136,661
2.13%, 08/15/26 (a)	100,000	93,119
3.50%, 04/01/27 (a)	200,000	192,818
2.63%, 11/15/27 (a)	150,000	138,590
3.75%, 05/15/28 (a)	100,000	96,698
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	142,896
Honeywell International, Inc.
2.30%, 08/15/24 (a)	150,000	145,287
1.35%, 06/01/25 (a)	300,000	281,226
2.50%, 11/01/26 (a)	400,000	377,500

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	95,883
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	138,791
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	189,432
John Deere Capital Corp.
0.45%, 06/07/24	100,000	95,413
2.65%, 06/24/24	100,000	97,594
2.05%, 01/09/25	100,000	95,779
3.45%, 03/13/25	400,000	391,168
0.70%, 01/15/26	300,000	272,085
1.05%, 06/17/26	250,000	226,365
2.25%, 09/14/26	200,000	186,108
1.30%, 10/13/26	150,000	134,811
1.70%, 01/11/27	200,000	181,924
1.75%, 03/09/27	200,000	181,408
4.15%, 09/15/27	200,000	197,522
4.75%, 01/20/28	200,000	202,210
4.90%, 03/03/28	125,000	127,125
1.50%, 03/06/28	200,000	174,658
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	98,085
3.90%, 02/14/26 (a)	100,000	97,039
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	300,000	291,996
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	150,000	146,104
Lennox International, Inc.
1.35%, 08/01/25 (a)	125,000	115,009
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	244,787
5.10%, 11/15/27 (a)	150,000	154,492
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	147,987
3.50%, 12/15/27 (a)	100,000	94,879
Masco Corp.
1.50%, 02/15/28 (a)	100,000	85,572
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	400,000	385,700
3.20%, 02/01/27 (a)	100,000	95,463
3.25%, 01/15/28 (a)	250,000	235,715
nVent Finance Sarl
4.55%, 04/15/28 (a)	100,000	94,729
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	97,541
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	350,000	330,886
Owens Corning
3.40%, 08/15/26 (a)	150,000	143,044
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	243,177
3.30%, 11/21/24 (a)	50,000	48,492
3.25%, 03/01/27 (a)	200,000	189,312
4.25%, 09/15/27 (a)	200,000	195,172
Precision Castparts Corp.
3.25%, 06/15/25 (a)	250,000	242,867
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	250,000	245,527
2.65%, 11/01/26 (a)	200,000	187,420
3.50%, 03/15/27 (a)	300,000	287,634
3.13%, 05/04/27 (a)	150,000	142,137
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	200,000	200,604
6.05%, 04/15/28 (a)(d)	200,000	198,082
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
2.50%, 08/15/24 (a)	200,000	193,502
3.20%, 03/15/25 (a)	100,000	96,965
0.88%, 11/15/25 (a)	100,000	90,797
3.38%, 11/15/27 (a)	150,000	142,796
3.95%, 05/15/28 (a)	100,000	96,408
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	96,671
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	100,000	96,193
Snap-on, Inc.
3.25%, 03/01/27 (a)	150,000	143,089
Sonoco Products Co.
1.80%, 02/01/25 (a)	100,000	93,711
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	190,998
4.00%, 03/15/60 (a)(b)	200,000	150,018
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	100,000	91,123
2.25%, 04/01/28 (a)	150,000	132,672
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	97,572
3.65%, 03/15/27 (a)	100,000	95,235
The Boeing Co.
4.88%, 05/01/25 (a)	700,000	694,883
2.75%, 02/01/26 (a)	200,000	187,468
2.20%, 02/04/26 (a)	1,000,000	923,370
3.10%, 05/01/26 (a)	150,000	141,456
2.25%, 06/15/26 (a)	200,000	182,938
2.70%, 02/01/27 (a)	200,000	183,776
5.04%, 05/01/27 (a)	450,000	446,737
The Timken Co.
3.88%, 09/01/24 (a)	75,000	73,380
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,376
3.50%, 03/21/26 (a)	100,000	95,791
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	133,580
2.40%, 04/01/28 (a)	100,000	83,842
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	98,541
5.80%, 03/01/26 (a)	100,000	100,318
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	97,155
0.75%, 11/15/25 (a)	200,000	181,500
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	95,068
3.45%, 11/15/26 (a)	150,000	141,410
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	95,248
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,863
1.95%, 01/30/28 (a)	100,000	88,644
		20,872,646
Communications 1.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	200,000	192,296
American Tower Corp.
2.95%, 01/15/25 (a)	100,000	96,128
4.00%, 06/01/25 (a)	150,000	145,971
4.40%, 02/15/26 (a)	150,000	146,612
1.60%, 04/15/26 (a)	100,000	90,370
1.45%, 09/15/26 (a)	250,000	221,482

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 10/15/26 (a)	250,000	235,650
2.75%, 01/15/27 (a)	200,000	183,968
3.13%, 01/15/27 (a)	100,000	93,090
3.65%, 03/15/27 (a)	200,000	189,192
3.60%, 01/15/28 (a)	200,000	186,598
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	48,723
5.54%, 02/20/26 (a)	350,000	350,297
1.70%, 03/25/26 (a)	600,000	548,304
2.95%, 07/15/26 (a)	50,000	47,324
3.80%, 02/15/27 (a)	200,000	193,214
4.25%, 03/01/27 (a)	200,000	196,588
2.30%, 06/01/27 (a)	500,000	453,170
4.10%, 02/15/28 (a)	500,000	484,060
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	850,000	836,298
3.75%, 02/15/28 (a)	150,000	137,469
4.20%, 03/15/28 (a)	150,000	140,489
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	243,120
3.95%, 10/15/25 (a)	500,000	491,670
5.25%, 11/07/25	150,000	152,002
3.15%, 03/01/26 (a)	400,000	386,308
2.35%, 01/15/27 (a)	300,000	277,776
3.30%, 02/01/27 (a)	200,000	191,418
3.30%, 04/01/27 (a)	150,000	143,238
5.35%, 11/15/27 (a)	150,000	154,428
3.15%, 02/15/28 (a)	150,000	141,020
3.55%, 05/01/28 (a)	250,000	237,707
Crown Castle International Corp.
3.20%, 09/01/24 (a)	100,000	97,081
1.35%, 07/15/25 (a)	100,000	92,044
4.45%, 02/15/26 (a)	150,000	147,428
3.70%, 06/15/26 (a)	200,000	191,720
1.05%, 07/15/26 (a)	200,000	176,066
2.90%, 03/15/27 (a)	200,000	184,870
3.65%, 09/01/27 (a)	150,000	141,392
5.00%, 01/11/28 (a)	250,000	248,080
3.80%, 02/15/28 (a)	100,000	94,125
Discovery Communications LLC
3.90%, 11/15/24 (a)	200,000	194,538
3.45%, 03/15/25 (a)	50,000	48,132
4.90%, 03/11/26 (a)	200,000	197,532
3.95%, 03/20/28 (a)	150,000	139,055
Fox Corp.
3.05%, 04/07/25 (a)	150,000	144,158
Grupo Televisa S.A.B.
4.63%, 01/30/26 (a)	200,000	196,024
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	456,807
4.60%, 05/15/28 (a)	275,000	274,934
Netflix, Inc.
5.88%, 02/15/25	125,000	126,584
4.38%, 11/15/26	175,000	172,415
4.88%, 04/15/28	250,000	248,645
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	195,132
3.60%, 04/15/26 (a)	300,000	289,530
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(d)	150,000	142,992
3.63%, 12/15/25 (a)	150,000	143,081
3.20%, 03/15/27 (a)(d)	300,000	279,642
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sprint LLC
7.13%, 06/15/24	450,000	454,824
7.63%, 02/15/25 (a)	250,000	256,385
7.63%, 03/01/26 (a)	250,000	261,895
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	200,000	191,156
4.95%, 03/28/28 (a)	100,000	99,394
TCI Communications, Inc.
7.13%, 02/15/28	150,000	164,881
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	241,950
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	93,815
3.70%, 09/15/27 (a)	150,000	143,750
The Walt Disney Co.
1.75%, 08/30/24 (a)	250,000	239,905
3.70%, 09/15/24 (a)	100,000	98,320
3.35%, 03/24/25	375,000	366,015
1.75%, 01/13/26	300,000	279,570
2.20%, 01/13/28	100,000	90,956
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	575,000	557,710
1.50%, 02/15/26 (a)	250,000	227,145
2.25%, 02/15/26 (a)	400,000	371,060
2.63%, 04/15/26 (a)	200,000	186,632
3.75%, 04/15/27 (a)	850,000	807,525
5.38%, 04/15/27 (a)	100,000	100,039
4.95%, 03/15/28 (a)	250,000	249,150
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	193,388
3.00%, 02/13/26	200,000	192,226
1.85%, 07/30/26	300,000	276,882
2.95%, 06/15/27	150,000	141,666
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	100,000	97,619
3.38%, 02/15/25	250,000	243,647
0.85%, 11/20/25 (a)	250,000	227,112
1.45%, 03/20/26 (a)	350,000	320,393
2.63%, 08/15/26	300,000	281,601
4.13%, 03/16/27	600,000	588,816
3.00%, 03/22/27 (a)	200,000	188,546
2.10%, 03/22/28 (a)	450,000	397,381
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	266,000	259,393
2.90%, 01/15/27 (a)	200,000	178,942
Vodafone Group PLC
4.13%, 05/30/25	250,000	245,612
4.38%, 05/30/28	100,000	98,382
Warnermedia Holdings, Inc.
3.64%, 03/15/25	400,000	387,216
3.76%, 03/15/27 (a)	800,000	749,744
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,748
WPP Finance 2010
3.75%, 09/19/24	100,000	97,377
		23,100,755
Consumer Cyclical 2.1%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	86,439
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	400,000	389,596
3.40%, 12/06/27 (a)	400,000	374,980

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amazon.com, Inc.
2.80%, 08/22/24 (a)	250,000	243,667
3.80%, 12/05/24 (a)	250,000	246,307
3.00%, 04/13/25	400,000	389,004
0.80%, 06/03/25 (a)	200,000	185,988
4.60%, 12/01/25	250,000	250,802
5.20%, 12/03/25 (a)	150,000	152,337
1.00%, 05/12/26 (a)	450,000	408,271
3.30%, 04/13/27 (a)	350,000	337,505
1.20%, 06/03/27 (a)	250,000	221,827
3.15%, 08/22/27 (a)	700,000	668,486
4.55%, 12/01/27 (a)	400,000	403,488
1.65%, 05/12/28 (a)	350,000	309,074
American Honda Finance Corp.
2.40%, 06/27/24	50,000	48,493
0.55%, 07/12/24	100,000	94,934
0.75%, 08/09/24	150,000	142,274
2.15%, 09/10/24	200,000	192,454
1.50%, 01/13/25	250,000	236,630
1.20%, 07/08/25	250,000	231,505
1.00%, 09/10/25	250,000	229,570
1.30%, 09/09/26	200,000	179,394
2.35%, 01/08/27	150,000	138,963
4.70%, 01/12/28	100,000	100,386
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (a)	125,000	118,909
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	96,699
4.50%, 10/01/25 (a)	150,000	146,187
AutoZone, Inc.
3.63%, 04/15/25 (a)	100,000	97,155
3.75%, 06/01/27 (a)	200,000	192,438
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	98,602
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	290,589
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	48,358
2.65%, 07/01/27 (a)	200,000	183,238
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	196,458
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	250,000	239,825
1.38%, 06/20/27 (a)	250,000	223,467
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	137,249
D.R. Horton, Inc.
2.50%, 10/15/24 (a)	100,000	96,081
2.60%, 10/15/25 (a)	50,000	46,932
1.30%, 10/15/26 (a)	200,000	177,118
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	144,639
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	98,066
3.88%, 04/15/27 (a)	200,000	193,768
4.63%, 11/01/27 (a)	100,000	99,370
4.13%, 05/01/28 (a)	100,000	96,814
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	195,490
4.20%, 05/15/28 (a)	100,000	96,202
eBay, Inc.
3.45%, 08/01/24 (a)	150,000	146,657
1.90%, 03/11/25 (a)	150,000	141,944
1.40%, 05/10/26 (a)	200,000	181,088
3.60%, 06/05/27 (a)	150,000	143,030
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	198,976
4.63%, 08/01/27 (a)	150,000	146,175
3.80%, 02/15/28 (a)	150,000	140,855
General Motors Co.
4.00%, 04/01/25	200,000	194,568
6.13%, 10/01/25 (a)	300,000	304,572
6.80%, 10/01/27 (a)	200,000	209,940
General Motors Financial Co., Inc.
3.50%, 11/07/24 (a)	200,000	193,980
4.00%, 01/15/25 (a)	200,000	194,958
2.90%, 02/26/25 (a)	200,000	190,708
4.35%, 04/09/25 (a)	250,000	244,405
2.75%, 06/20/25 (a)	250,000	237,105
4.30%, 07/13/25 (a)	200,000	194,976
1.25%, 01/08/26 (a)	350,000	314,408
5.25%, 03/01/26 (a)	350,000	347,476
1.50%, 06/10/26 (a)	350,000	311,370
4.00%, 10/06/26 (a)	200,000	190,830
4.35%, 01/17/27 (a)	150,000	144,603
2.35%, 02/26/27 (a)	250,000	223,782
5.00%, 04/09/27 (a)	300,000	294,729
2.70%, 08/20/27 (a)	200,000	178,394
6.00%, 01/09/28 (a)	150,000	152,346
2.40%, 04/10/28 (a)	200,000	173,750
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	50,000	48,399
5.25%, 06/01/25 (a)	200,000	195,876
5.38%, 04/15/26 (a)	200,000	194,626
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	143,100
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	100,000	97,762
Honda Motor Co., Ltd.
2.27%, 03/10/25 (a)	175,000	167,123
2.53%, 03/10/27 (a)	250,000	233,020
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	150,000	142,140
5.38%, 04/23/25 (a)	100,000	99,922
4.85%, 03/15/26 (a)	100,000	98,688
JD.com, Inc.
3.88%, 04/29/26	200,000	192,820
Lear Corp.
3.80%, 09/15/27 (a)	150,000	141,249
Lennar Corp.
4.75%, 05/30/25 (a)	200,000	197,292
5.00%, 06/15/27 (a)	100,000	98,608
4.75%, 11/29/27 (a)	150,000	147,038
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	200,000	194,764
4.00%, 04/15/25 (a)	175,000	171,862
2.50%, 04/15/26 (a)	300,000	282,594
3.35%, 04/01/27 (a)	200,000	190,764
3.10%, 05/03/27 (a)	300,000	282,693
1.30%, 04/15/28 (a)	200,000	170,636
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	98,037
4.15%, 10/01/25 (a)	200,000	195,092
Marriott International, Inc.
5.75%, 05/01/25 (a)	100,000	101,168
3.13%, 06/15/26 (a)	200,000	189,188
5.00%, 10/15/27 (a)	150,000	150,306
4.00%, 04/15/28 (a)	100,000	95,523
McDonald's Corp.
3.25%, 06/10/24	100,000	98,296
3.38%, 05/26/25 (a)	150,000	146,213

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 07/01/25 (a)	100,000	96,902
1.45%, 09/01/25 (a)	150,000	139,239
3.70%, 01/30/26 (a)	350,000	341,411
3.50%, 03/01/27 (a)	200,000	193,174
3.80%, 04/01/28 (a)	200,000	193,762
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	144,555
2.38%, 11/01/26 (a)	100,000	93,907
2.75%, 03/27/27 (a)	250,000	236,990
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	145,268
PACCAR Financial Corp.
2.15%, 08/15/24	100,000	96,457
1.80%, 02/06/25	200,000	189,832
4.45%, 03/30/26	100,000	100,048
2.00%, 02/04/27	200,000	182,818
4.60%, 01/10/28	100,000	100,874
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,673
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	146,348
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	150,000	146,060
Ross Stores, Inc.
4.60%, 04/15/25 (a)	150,000	148,663
0.88%, 04/15/26 (a)	150,000	133,413
Starbucks Corp.
3.80%, 08/15/25 (a)	150,000	146,678
2.45%, 06/15/26 (a)	150,000	140,963
2.00%, 03/12/27 (a)	100,000	90,798
3.50%, 03/01/28 (a)	200,000	190,238
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,084
Target Corp.
3.50%, 07/01/24	200,000	196,930
2.25%, 04/15/25 (a)	150,000	143,328
2.50%, 04/15/26	250,000	238,555
1.95%, 01/15/27 (a)	150,000	138,333
The Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	291,957
3.00%, 04/01/26 (a)	200,000	193,152
2.13%, 09/15/26 (a)	300,000	279,171
2.50%, 04/15/27 (a)	200,000	187,386
2.80%, 09/14/27 (a)	200,000	188,016
0.90%, 03/15/28 (a)	100,000	85,451
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	225,000	209,738
1.15%, 05/15/28 (a)	100,000	86,452
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	98,558
4.88%, 03/15/27 (a)	150,000	147,056
Toyota Motor Corp.
2.36%, 07/02/24	100,000	97,083
1.34%, 03/25/26 (a)	300,000	274,128
Toyota Motor Credit Corp.
0.63%, 09/13/24	200,000	189,202
2.00%, 10/07/24	100,000	96,117
4.80%, 01/10/25	200,000	199,986
1.45%, 01/13/25	300,000	284,157
1.80%, 02/13/25	300,000	285,246
3.00%, 04/01/25	350,000	338,418
3.40%, 04/14/25	150,000	146,142
3.95%, 06/30/25	250,000	245,985
0.80%, 10/16/25	350,000	318,696
0.80%, 01/09/26	100,000	90,573
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 06/18/26	200,000	180,122
3.20%, 01/11/27	200,000	190,622
1.90%, 01/13/27	50,000	45,475
3.05%, 03/22/27	400,000	378,360
4.55%, 09/20/27	200,000	199,634
5.45%, 11/10/27	150,000	155,094
3.05%, 01/11/28	100,000	93,723
4.63%, 01/12/28	200,000	200,448
VF Corp.
2.40%, 04/23/25 (a)	150,000	141,324
2.80%, 04/23/27 (a)	200,000	182,852
VICI Properties LP
4.38%, 05/15/25	75,000	72,535
4.75%, 02/15/28 (a)	200,000	190,458
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	200,000	195,340
3.45%, 06/01/26 (a)	250,000	237,342
Walmart, Inc.
2.85%, 07/08/24 (a)	200,000	195,532
3.55%, 06/26/25 (a)	150,000	147,387
3.90%, 09/09/25	250,000	247,552
3.05%, 07/08/26 (a)	200,000	193,490
1.05%, 09/17/26 (a)	100,000	90,126
3.95%, 09/09/27 (a)	200,000	198,932
3.90%, 04/15/28 (a)	250,000	247,615
		32,017,386
Consumer Non-Cyclical 3.4%
Abbott Laboratories
2.95%, 03/15/25 (a)	245,000	238,858
3.75%, 11/30/26 (a)	300,000	295,959
1.15%, 01/30/28 (a)	100,000	87,922
AbbVie, Inc.
3.85%, 06/15/24 (a)	50,000	49,278
2.60%, 11/21/24 (a)	600,000	577,818
3.80%, 03/15/25 (a)	600,000	586,854
3.60%, 05/14/25 (a)	700,000	682,024
3.20%, 05/14/26 (a)	350,000	336,087
2.95%, 11/21/26 (a)	700,000	660,541
Altria Group, Inc.
2.35%, 05/06/25 (a)	50,000	47,401
4.40%, 02/14/26 (a)	200,000	197,736
2.63%, 09/16/26 (a)	150,000	140,267
AmerisourceBergen Corp.
3.25%, 03/01/25 (a)	97,000	93,841
3.45%, 12/15/27 (a)	150,000	142,602
Amgen, Inc.
1.90%, 02/21/25 (a)	100,000	94,650
5.25%, 03/02/25	150,000	150,474
3.13%, 05/01/25 (a)	200,000	193,032
5.51%, 03/02/26 (a)	275,000	275,036
2.60%, 08/19/26 (a)	200,000	186,808
2.20%, 02/21/27 (a)	400,000	366,708
3.20%, 11/02/27 (a)	200,000	188,252
5.15%, 03/02/28 (a)	600,000	605,100
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	584,472
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	500,000	489,665
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	236,080
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	226,452
4.88%, 03/03/28 (a)	200,000	202,752
1.75%, 05/28/28 (a)	200,000	175,194

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
3.38%, 11/16/25	200,000	193,912
0.70%, 04/08/26 (a)	200,000	180,112
3.13%, 06/12/27 (a)	200,000	190,496
BAT Capital Corp.
3.22%, 08/15/24 (a)	450,000	436,999
2.79%, 09/06/24 (a)	150,000	144,465
3.22%, 09/06/26 (a)	200,000	187,196
4.70%, 04/02/27 (a)	200,000	195,162
3.56%, 08/15/27 (a)	700,000	643,748
2.26%, 03/25/28 (a)	150,000	128,888
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	270,552
4.45%, 03/16/28 (a)	200,000	190,036
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	146,731
Baxter International, Inc.
1.32%, 11/29/24	200,000	187,900
2.60%, 08/15/26 (a)	200,000	185,540
1.92%, 02/01/27 (a)	300,000	267,615
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	175,000	171,332
3.73%, 12/15/24 (a)	200,000	195,656
3.70%, 06/06/27 (a)	250,000	239,862
4.69%, 02/13/28 (a)	150,000	149,781
Biogen, Inc.
4.05%, 09/15/25 (a)	350,000	341,463
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	189,076
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	550,000	537,130
3.88%, 08/15/25 (a)	80,000	77,922
0.75%, 11/13/25 (a)	200,000	182,928
3.20%, 06/15/26 (a)	300,000	289,518
1.13%, 11/13/27 (a)	175,000	153,303
3.45%, 11/15/27 (a)	100,000	96,482
3.90%, 02/20/28 (a)	100,000	98,256
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	141,116
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	138,585
3.25%, 08/15/26 (a)	250,000	236,532
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	146,824
3.30%, 03/19/25 (a)	100,000	96,666
4.15%, 03/15/28 (a)	150,000	145,775
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	100,000	97,537
3.75%, 09/15/25 (a)	150,000	145,837
3.41%, 06/15/27 (a)	250,000	238,355
Cigna Corp.
3.50%, 06/15/24 (a)	97,000	95,017
3.25%, 04/15/25 (a)	100,000	96,636
4.13%, 11/15/25 (a)	400,000	391,928
4.50%, 02/25/26 (a)	300,000	296,823
1.25%, 03/15/26 (a)	150,000	135,708
3.40%, 03/01/27 (a)	350,000	332,937
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	144,533
4.60%, 03/01/28 (a)	100,000	102,090
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	145,043
1.55%, 10/01/25 (a)	100,000	91,770
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	148,947
1.38%, 11/01/27 (a)	150,000	128,234
Constellation Brands, Inc.
4.75%, 11/15/24	50,000	49,615
4.40%, 11/15/25 (a)	150,000	147,507
5.00%, 02/02/26 (a)	100,000	100,053
3.50%, 05/09/27 (a)	200,000	191,428
4.35%, 05/09/27 (a)	200,000	196,464
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	97,943
2.63%, 08/15/24 (a)	100,000	96,955
4.10%, 03/25/25 (a)	150,000	148,203
3.88%, 07/20/25 (a)	500,000	489,590
5.00%, 02/20/26 (a)	275,000	275,360
2.88%, 06/01/26 (a)	300,000	283,773
3.00%, 08/15/26 (a)	200,000	188,548
3.63%, 04/01/27 (a)	175,000	167,340
1.30%, 08/21/27 (a)	400,000	345,756
4.30%, 03/25/28 (a)	900,000	876,888
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	150,000	143,789
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	185,242
5.30%, 10/24/27 (a)	200,000	206,032
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	145,010
3.10%, 05/15/27 (a)	100,000	95,504
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	150,000	142,376
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 (d)	200,000	199,930
5.60%, 11/15/25 (a)(d)	300,000	301,032
5.65%, 11/15/27 (a)(d)	250,000	255,165
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	98,297
5.24%, 11/18/25 (a)	100,000	100,052
3.20%, 02/10/27 (a)	200,000	191,020
4.20%, 04/17/28 (a)	200,000	196,228
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	280,000	272,916
3.65%, 03/01/26 (a)	550,000	534,209
2.95%, 03/01/27 (a)	300,000	283,614
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	150,000	146,823
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	200,000	195,968
3.88%, 05/15/28	300,000	291,885
GSK Consumer Healthcare Capital UK LLC
3.13%, 03/24/25	250,000	240,512
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)	250,000	236,290
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	96,370
3.55%, 11/19/26 (a)	150,000	141,116
3.50%, 09/15/27 (a)	100,000	94,164
HCA, Inc.
5.38%, 02/01/25	400,000	397,484
5.25%, 04/15/25	300,000	297,900
5.88%, 02/15/26 (a)	200,000	200,954
5.25%, 06/15/26 (a)	200,000	198,738
5.38%, 09/01/26 (a)	200,000	199,326
4.50%, 02/15/27 (a)	250,000	243,972
3.13%, 03/15/27 (a)(d)	250,000	231,482

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,870
IQVIA, Inc.
5.70%, 05/15/28 (a)(d)	200,000	201,550
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(d)	200,000	176,314
5.13%, 02/01/28 (a)(d)	200,000	192,626
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	97,268
0.55%, 09/01/25 (a)	200,000	184,012
2.45%, 03/01/26 (a)	350,000	333,816
2.95%, 03/03/27 (a)	200,000	192,254
0.95%, 09/01/27 (a)	200,000	175,990
2.90%, 01/15/28 (a)	275,000	261,965
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	142,349
Kellogg Co.
3.25%, 04/01/26	200,000	191,350
4.30%, 05/15/28 (a)	100,000	97,893
Kenvue, Inc.
5.50%, 03/22/25 (d)	125,000	126,284
5.35%, 03/22/26 (a)(d)	150,000	152,527
5.05%, 03/22/28 (a)(d)	175,000	178,908
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (a)	200,000	193,198
3.43%, 06/15/27 (a)	150,000	142,980
4.60%, 05/25/28 (a)	100,000	99,016
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	145,590
2.75%, 02/15/26	100,000	95,656
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	350,000	332,216
3.88%, 05/15/27 (a)	300,000	290,538
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	97,238
2.30%, 12/01/24 (a)	100,000	95,422
3.60%, 02/01/25 (a)	150,000	145,737
1.55%, 06/01/26 (a)	150,000	134,889
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,903
0.90%, 02/15/26 (a)	200,000	179,474
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	180,392
5.25%, 02/15/26 (a)	100,000	100,102
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	197,120
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	148,182
Merck & Co., Inc.
2.75%, 02/10/25 (a)	400,000	388,184
0.75%, 02/24/26 (a)	250,000	227,700
1.70%, 06/10/27 (a)	300,000	271,983
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	400,000	377,196
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	93,854
2.63%, 03/17/27 (a)	200,000	186,262
4.13%, 05/07/28 (a)	100,000	98,157
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	141,897
Novartis Capital Corp.
1.75%, 02/14/25 (a)	200,000	190,588
3.00%, 11/20/25 (a)	300,000	290,073
2.00%, 02/14/27 (a)	200,000	185,106
3.10%, 05/17/27 (a)	200,000	192,198
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	100,000	91,176
PepsiCo, Inc.
2.25%, 03/19/25 (a)	250,000	240,165
2.75%, 04/30/25 (a)	150,000	144,969
3.50%, 07/17/25 (a)	125,000	122,374
4.55%, 02/13/26 (a)	100,000	100,575
2.85%, 02/24/26 (a)	150,000	144,306
2.38%, 10/06/26 (a)	200,000	188,584
2.63%, 03/19/27 (a)	100,000	94,284
3.00%, 10/15/27 (a)	300,000	285,822
3.60%, 02/18/28 (a)	100,000	97,518
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	141,335
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	425,000	424,243
4.45%, 05/19/26 (a)	500,000	497,625
4.45%, 05/19/28 (a)	700,000	697,753
Pfizer, Inc.
0.80%, 05/28/25 (a)	100,000	92,890
2.75%, 06/03/26	300,000	286,371
3.00%, 12/15/26	300,000	286,626
Philip Morris International, Inc.
3.25%, 11/10/24	200,000	195,072
1.50%, 05/01/25 (a)	100,000	93,857
3.38%, 08/11/25 (a)	200,000	193,880
5.00%, 11/17/25	200,000	200,490
4.88%, 02/13/26	225,000	224,712
2.75%, 02/25/26 (a)	200,000	189,376
0.88%, 05/01/26 (a)	150,000	134,594
5.13%, 11/17/27 (a)	300,000	303,189
4.88%, 02/15/28 (a)	300,000	299,253
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	100,000	96,844
3.45%, 06/01/26 (a)	100,000	96,199
Reynolds American, Inc.
4.45%, 06/12/25 (a)	300,000	293,433
Royalty Pharma PLC
1.20%, 09/02/25 (a)	200,000	180,866
1.75%, 09/02/27 (a)	150,000	129,572
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	472,185
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	92,608
3.38%, 11/01/25 (a)	200,000	193,068
3.50%, 03/15/26 (a)	250,000	241,885
Sutter Health
1.32%, 08/15/25 (a)	100,000	91,231
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	194,520
3.30%, 07/15/26 (a)	300,000	286,617
The Clorox Co.
3.10%, 10/01/27 (a)	100,000	93,733
3.90%, 05/15/28 (a)	100,000	96,453
The Coca-Cola Co.
1.75%, 09/06/24	150,000	145,032
3.38%, 03/25/27	250,000	243,797
1.45%, 06/01/27	300,000	272,418
1.50%, 03/05/28	100,000	88,908
1.00%, 03/15/28	150,000	129,675
The Estee Lauder Cos. Inc
4.38%, 05/15/28 (a)	125,000	124,360
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	143,910

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Hershey Co.
0.90%, 06/01/25 (a)	100,000	92,846
2.30%, 08/15/26 (a)	150,000	141,512
The JM Smucker Co.
3.50%, 03/15/25	200,000	194,394
3.38%, 12/15/27 (a)	100,000	94,228
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	193,414
2.65%, 10/15/26 (a)	200,000	187,186
The Procter & Gamble Co.
0.55%, 10/29/25	150,000	137,057
2.70%, 02/02/26	100,000	96,661
1.00%, 04/23/26	250,000	227,927
2.45%, 11/03/26	100,000	94,456
1.90%, 02/01/27	250,000	231,512
2.80%, 03/25/27	150,000	143,027
3.95%, 01/26/28	150,000	149,458
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	474,330
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	100,000	98,456
4.00%, 03/01/26 (a)	150,000	145,813
3.55%, 06/02/27 (a)	300,000	284,013
Unilever Capital Corp.
0.63%, 08/12/24 (a)	100,000	94,728
3.10%, 07/30/25	200,000	193,456
2.00%, 07/28/26	150,000	139,913
2.90%, 05/05/27 (a)	200,000	189,662
3.50%, 03/22/28 (a)	150,000	144,915
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	132,063
UPMC
1.80%, 04/15/26 (a)	150,000	137,609
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	380,572
Viatris, Inc.
1.65%, 06/22/25 (a)	100,000	92,318
2.30%, 06/22/27 (a)	150,000	131,528
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,527
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	200,000	193,808
3.05%, 01/15/26 (a)	200,000	190,446
Zoetis, Inc.
4.50%, 11/13/25 (a)	200,000	198,148
3.00%, 09/12/27 (a)	150,000	141,171
		51,195,974
Energy 1.5%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	187,350
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	150,000	136,176
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	98,976
4.45%, 07/15/27 (a)	150,000	145,077
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	195,826
3.41%, 02/11/26 (a)	100,000	96,661
3.12%, 05/04/26 (a)	200,000	191,916
3.02%, 01/16/27 (a)	200,000	189,696
3.59%, 04/14/27 (a)	200,000	192,968
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	190,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	97,304
2.05%, 07/15/25 (a)	150,000	140,861
3.85%, 06/01/27 (a)	250,000	237,747
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	200,000	200,372
5.13%, 06/30/27 (a)	300,000	297,687
Chevron Corp.
1.55%, 05/11/25 (a)	500,000	471,730
3.33%, 11/17/25 (a)	100,000	97,496
2.95%, 05/16/26 (a)	300,000	288,306
2.00%, 05/11/27 (a)	200,000	183,208
Chevron USA, Inc.
3.90%, 11/15/24 (a)	100,000	98,634
0.69%, 08/12/25 (a)	125,000	115,131
3.85%, 01/15/28 (a)	150,000	148,050
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	196,694
Continental Resources, Inc.
3.80%, 06/01/24 (a)	150,000	147,162
4.38%, 01/15/28 (a)	200,000	188,214
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	118,729
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	201,824
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	50,000	49,867
5.85%, 12/15/25 (a)	150,000	151,990
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	190,832
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	96,090
3.60%, 12/15/24 (a)	67,000	65,253
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	100,000	97,822
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	151,794
Enbridge, Inc.
3.50%, 06/10/24 (a)	100,000	97,875
2.50%, 01/15/25 (a)	100,000	95,574
1.60%, 10/04/26 (a)	150,000	134,271
4.25%, 12/01/26 (a)	200,000	194,654
Energy Transfer LP
4.05%, 03/15/25 (a)	50,000	48,814
2.90%, 05/15/25 (a)	200,000	190,098
4.75%, 01/15/26 (a)	250,000	246,527
3.90%, 07/15/26 (a)	200,000	191,048
4.40%, 03/15/27 (a)	200,000	193,172
4.20%, 04/15/27 (a)	200,000	191,914
5.50%, 06/01/27 (a)	200,000	200,640
5.55%, 02/15/28 (a)	200,000	201,000
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	200,000	196,276
5.05%, 01/10/26	150,000	151,272
3.70%, 02/15/26 (a)	200,000	194,924
3.95%, 02/15/27 (a)	100,000	97,694
5.25%, 08/16/77 (a)(b)	200,000	173,498
5.38%, 02/15/78 (a)(b)	100,000	81,677
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,777
4.15%, 01/15/26 (a)	150,000	148,477
EQT Corp.
6.13%, 02/01/25 (a)(f)	250,000	250,315
3.90%, 10/01/27 (a)	200,000	186,520

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	175,000	169,176
2.71%, 03/06/25 (a)	200,000	193,344
2.99%, 03/19/25 (a)	450,000	436,477
3.04%, 03/01/26 (a)	500,000	482,620
2.28%, 08/16/26 (a)	250,000	234,802
3.29%, 03/19/27 (a)	50,000	48,532
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,337
Hess Corp.
4.30%, 04/01/27 (a)	250,000	242,315
HF Sinclair Corp.
2.63%, 10/01/23	200,000	197,574
5.88%, 04/01/26 (a)	150,000	150,741
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	400,000	392,496
1.75%, 11/15/26 (a)	150,000	133,733
4.30%, 03/01/28 (a)	100,000	96,759
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	198,288
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	192,522
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	97,500
4.70%, 05/01/25 (a)	250,000	246,940
5.13%, 12/15/26 (a)	200,000	199,704
MPLX LP
4.88%, 12/01/24 (a)	200,000	197,880
4.00%, 02/15/25 (a)	50,000	48,752
4.88%, 06/01/25 (a)	250,000	247,205
1.75%, 03/01/26 (a)	200,000	182,452
4.13%, 03/01/27 (a)	300,000	290,784
4.25%, 12/01/27 (a)	150,000	144,407
4.00%, 03/15/28 (a)	175,000	166,308
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,072
5.50%, 01/15/26 (a)	100,000	99,426
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	100,000	96,325
5.88%, 09/01/25 (a)	100,000	100,058
5.50%, 12/01/25 (a)	100,000	99,617
5.55%, 03/15/26 (a)	150,000	149,812
8.50%, 07/15/27 (a)	100,000	109,630
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	98,705
ONEOK, Inc.
2.75%, 09/01/24 (a)	100,000	96,506
5.85%, 01/15/26 (a)	275,000	278,234
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	100,000	99,554
Ovintiv, Inc.
5.65%, 05/15/28 (a)	150,000	149,311
Phillips 66
1.30%, 02/15/26 (a)	100,000	90,825
3.90%, 03/15/28 (a)	150,000	143,927
Phillips 66 Co.
2.45%, 12/15/24 (a)	100,000	95,443
3.55%, 10/01/26 (a)	150,000	142,554
3.75%, 03/01/28 (a)	50,000	47,229
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	135,836
5.10%, 03/29/26	150,000	150,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	100,000	97,057
4.65%, 10/15/25 (a)	100,000	98,380
4.50%, 12/15/26 (a)	200,000	193,452
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	400,000	400,088
5.88%, 06/30/26 (a)	175,000	177,606
5.00%, 03/15/27 (a)	400,000	395,440
4.20%, 03/15/28 (a)	125,000	119,196
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	139,014
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	288,852
3.25%, 05/11/25	500,000	487,285
2.88%, 05/10/26	300,000	287,358
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	150,000	144,777
3.38%, 10/15/26 (a)	150,000	141,978
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	197,566
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	144,428
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	97,905
3.90%, 05/25/27 (a)	100,000	96,386
The Williams Cos., Inc.
4.55%, 06/24/24 (a)	200,000	197,630
3.90%, 01/15/25 (a)	200,000	195,294
4.00%, 09/15/25 (a)	200,000	194,484
3.75%, 06/15/27 (a)	250,000	238,422
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	150,000	144,176
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	300,000	281,946
4.88%, 01/15/26 (a)	100,000	99,517
4.25%, 05/15/28 (a)	100,000	96,032
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	264,955
4.00%, 03/15/28 (a)	75,000	71,306
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	89,657
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	97,784
Western Midstream Operating LP
3.35%, 02/01/25 (a)	150,000	143,186
4.50%, 03/01/28 (a)	75,000	70,686
		22,283,925
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	194,808
Yale University
0.87%, 04/15/25 (a)	150,000	139,666
		334,474
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	95,489
3.25%, 02/01/25 (a)	100,000	97,743
2.15%, 02/01/27 (a)	200,000	185,062
Alphabet, Inc.
0.45%, 08/15/25 (a)	250,000	230,545
2.00%, 08/15/26 (a)	250,000	234,040

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	339,209
Apple Inc.
1.80%, 09/11/24 (a)	100,000	96,553
2.75%, 01/13/25 (a)	200,000	194,528
2.50%, 02/09/25	250,000	241,755
1.13%, 05/11/25 (a)	450,000	421,794
3.20%, 05/13/25	500,000	488,010
0.55%, 08/20/25 (a)	350,000	322,038
0.70%, 02/08/26 (a)	300,000	272,895
3.25%, 02/23/26 (a)	500,000	486,515
2.45%, 08/04/26 (a)	600,000	568,692
2.05%, 09/11/26 (a)	300,000	280,212
3.35%, 02/09/27 (a)	400,000	389,948
3.20%, 05/11/27 (a)	500,000	483,515
3.00%, 06/20/27 (a)	250,000	240,340
2.90%, 09/12/27 (a)	350,000	333,102
3.00%, 11/13/27 (a)	250,000	238,792
4.00%, 05/10/28 (a)	350,000	349,363
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	147,581
3.30%, 04/01/27 (a)	200,000	192,632
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	100,000	96,963
3.88%, 01/12/28 (a)	100,000	93,252
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	95,812
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	170,522
1.70%, 05/15/28 (a)	100,000	88,691
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	145,838
6.25%, 03/15/28 (a)	100,000	101,050
Baidu, Inc.
3.08%, 04/07/25 (a)	250,000	240,565
1.72%, 04/09/26 (a)	200,000	180,924
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	96,430
3.88%, 01/15/27 (a)	675,000	649,755
3.50%, 01/15/28 (a)	200,000	186,178
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	146,493
3.15%, 11/15/25 (a)	100,000	95,461
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,340
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	98,892
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	99,245
2.67%, 12/01/26 (a)	250,000	224,775
CGI, Inc.
1.45%, 09/14/26 (a)	150,000	134,514
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	96,415
2.50%, 09/20/26 (a)	400,000	378,476
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	150,000	147,692
5.85%, 07/15/25 (a)	150,000	152,037
6.02%, 06/15/26 (a)	850,000	870,417
4.90%, 10/01/26 (a)	300,000	298,158
6.10%, 07/15/27 (a)	100,000	104,038
5.25%, 02/01/28 (a)	200,000	200,978
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	131,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	95,655
2.60%, 12/15/25 (a)	100,000	93,909
5.10%, 12/15/27 (a)	150,000	149,599
Equinix, Inc.
2.63%, 11/18/24 (a)	100,000	95,769
1.25%, 07/15/25 (a)	150,000	137,207
1.00%, 09/15/25 (a)	150,000	135,498
1.45%, 05/15/26 (a)	200,000	179,168
2.90%, 11/18/26 (a)	150,000	138,429
2.00%, 05/15/28 (a)	100,000	84,882
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	92,443
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	314,051
1.65%, 03/01/28 (a)	100,000	85,635
Fiserv, Inc.
2.75%, 07/01/24 (a)	350,000	339,839
3.85%, 06/01/25 (a)	150,000	146,367
3.20%, 07/01/26 (a)	300,000	283,533
2.25%, 06/01/27 (a)	250,000	225,915
5.45%, 03/02/28 (a)	150,000	152,458
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	146,936
3.75%, 02/01/26 (a)	100,000	95,569
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	134,985
Genpact Luxembourg Sarl
1.75%, 04/10/26 (a)	150,000	136,035
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	94,268
2.65%, 02/15/25 (a)	250,000	238,140
1.20%, 03/01/26 (a)	200,000	178,364
4.80%, 04/01/26 (a)	100,000	97,884
2.15%, 01/15/27 (a)	175,000	156,396
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	500,000	497,000
1.75%, 04/01/26 (a)	150,000	137,645
HP, Inc.
2.20%, 06/17/25 (a)	350,000	330,410
1.45%, 06/17/26 (a)	250,000	225,002
3.00%, 06/17/27 (a)	175,000	161,800
Intel Corp.
3.40%, 03/25/25 (a)	300,000	293,247
3.70%, 07/29/25 (a)	400,000	391,612
4.88%, 02/10/26	275,000	276,576
2.60%, 05/19/26 (a)	250,000	236,847
3.75%, 03/25/27 (a)	250,000	242,992
3.75%, 08/05/27 (a)	250,000	241,960
4.88%, 02/10/28 (a)	350,000	352,877
International Business Machines Corp.
3.45%, 02/19/26	400,000	387,128
3.30%, 05/15/26	600,000	576,726
3.30%, 01/27/27	100,000	95,606
2.20%, 02/09/27 (a)	200,000	183,872
1.70%, 05/15/27 (a)	300,000	268,956
4.15%, 07/27/27 (a)	200,000	196,672
4.50%, 02/06/28 (a)	200,000	198,308
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	137,810
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	135,174
4.25%, 05/15/27 (a)	100,000	96,256
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,294

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,520
4.60%, 04/06/27 (a)	150,000	149,143
KLA Corp.
4.65%, 11/01/24 (a)	150,000	148,913
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	85,831
Lam Research Corp.
3.80%, 03/15/25 (a)	100,000	98,196
3.75%, 03/15/26 (a)	100,000	97,872
Leidos, Inc.
3.63%, 05/15/25 (a)	100,000	96,622
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,374
2.45%, 04/15/28 (a)	150,000	131,076
Mastercard, Inc.
2.00%, 03/03/25 (a)	100,000	95,609
3.30%, 03/26/27 (a)	250,000	241,032
4.88%, 03/09/28 (a)	125,000	128,133
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	194,906
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	99,191
4.19%, 02/15/27 (a)	200,000	192,808
5.38%, 04/15/28 (a)	100,000	98,747
Microsoft Corp.
2.70%, 02/12/25 (a)	200,000	194,082
3.13%, 11/03/25 (a)	600,000	583,644
2.40%, 08/08/26 (a)	700,000	664,048
3.30%, 02/06/27 (a)	500,000	489,190
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,500
3.25%, 01/15/28 (a)	150,000	141,332
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	98,126
4.60%, 02/23/28 (a)	150,000	147,701
NetApp, Inc.
1.88%, 06/22/25 (a)	150,000	139,943
2.38%, 06/22/27 (a)	125,000	114,554
Nokia Oyj
4.38%, 06/12/27	100,000	95,096
NVIDIA Corp.
3.20%, 09/16/26 (a)	100,000	96,976
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	100,000	100,132
3.15%, 05/01/27 (a)	100,000	92,829
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	95,186
3.88%, 06/18/26 (a)	150,000	144,809
4.40%, 06/01/27 (a)	50,000	48,810
Oracle Corp.
3.40%, 07/08/24 (a)	450,000	440,059
2.95%, 11/15/24 (a)	300,000	289,938
2.50%, 04/01/25 (a)	700,000	667,709
2.95%, 05/15/25 (a)	400,000	383,956
1.65%, 03/25/26 (a)	600,000	548,256
2.65%, 07/15/26 (a)	550,000	513,540
2.80%, 04/01/27 (a)	400,000	369,228
3.25%, 11/15/27 (a)	400,000	373,324
2.30%, 03/25/28 (a)	350,000	309,837
4.50%, 05/06/28 (a)	100,000	97,700
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	193,084
1.65%, 06/01/25 (a)	200,000	188,226
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 10/01/26 (a)	200,000	187,996
3.90%, 06/01/27 (a)(c)	150,000	146,915
Qorvo, Inc.
1.75%, 12/15/24 (a)(d)	150,000	140,457
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	300,000	292,485
3.25%, 05/20/27 (a)	400,000	384,316
1.30%, 05/20/28 (a)	100,000	85,996
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	250,000	228,067
3.80%, 12/15/26 (a)	150,000	144,353
1.40%, 09/15/27 (a)	100,000	86,638
S&P Global, Inc.
2.45%, 03/01/27 (a)	300,000	278,712
Salesforce, Inc.
3.70%, 04/11/28 (a)	150,000	146,379
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	150,000	134,562
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	100,000	94,271
1.75%, 08/09/26 (a)	200,000	174,006
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	212,503
1.13%, 09/15/26 (a)	150,000	135,189
2.90%, 11/03/27 (a)	100,000	94,520
The Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,739
1.35%, 03/15/26 (a)	150,000	133,410
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	315,808
3.88%, 04/22/27 (a)	200,000	194,434
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	97,914
4.50%, 02/13/26	100,000	99,521
3.13%, 08/15/27 (a)	100,000	93,876
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,428
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	195,160
Visa, Inc.
3.15%, 12/14/25 (a)	750,000	725,632
1.90%, 04/15/27 (a)	200,000	184,314
2.75%, 09/15/27 (a)	150,000	141,515
VMware, Inc.
1.00%, 08/15/24 (a)	200,000	189,042
4.50%, 05/15/25 (a)	150,000	148,148
1.40%, 08/15/26 (a)	200,000	177,160
4.65%, 05/15/27 (a)	100,000	98,128
3.90%, 08/21/27 (a)	250,000	238,162
Western Digital Corp.
4.75%, 02/15/26 (a)	400,000	381,832
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	238,835
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	146,591
		38,911,220
Transportation 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	69,063	63,560
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	96,491

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	100,000	98,084
3.00%, 04/01/25 (a)	150,000	145,938
7.00%, 12/15/25	100,000	105,504
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	96,779
2.75%, 03/01/26 (a)	150,000	142,805
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	200,000	188,404
2.90%, 02/01/25 (a)	200,000	192,530
1.75%, 12/02/26 (a)	200,000	181,616
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	96,072
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26 (a)	52,709	51,120
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,607
3.35%, 11/01/25 (a)	100,000	96,561
3.25%, 06/01/27 (a)	250,000	237,287
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	144,690
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	86,804
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	194,616
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	94,135
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	125,000	121,310
2.90%, 06/15/26 (a)	150,000	142,151
Ryder System, Inc.
4.63%, 06/01/25 (a)	200,000	196,902
3.35%, 09/01/25 (a)	75,000	71,749
1.75%, 09/01/26 (a)	100,000	89,614
2.85%, 03/01/27 (a)	200,000	184,050
Southwest Airlines Co.
5.25%, 05/04/25 (a)	300,000	298,611
5.13%, 06/15/27 (a)	350,000	348,670
Union Pacific Corp.
3.25%, 01/15/25 (a)	100,000	97,345
2.75%, 03/01/26 (a)	200,000	190,820
2.15%, 02/05/27 (a)	200,000	184,764
3.00%, 04/15/27 (a)	100,000	94,998
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27 (a)	57,818	55,327
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (a)	84,271	79,460
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	87,089	81,071
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	359,342	353,987
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	137,000	129,647
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	96,643
2.80%, 11/15/24 (a)	75,000	72,831
3.90%, 04/01/25 (a)	200,000	197,208
3.05%, 11/15/27 (a)	150,000	142,485
		5,689,246
		202,258,552

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility 1.5%
Electric 1.4%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	142,152
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	145,257
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	96,078
3.65%, 02/15/26 (a)	250,000	240,625
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	96,226
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	250,000	226,742
3.88%, 02/15/62 (a)(b)	150,000	120,881
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	241,105
3.20%, 04/15/25 (a)	100,000	95,753
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	150,000	139,364
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	100,000	97,707
4.05%, 04/15/25 (a)	250,000	246,130
3.25%, 04/15/28 (a)	100,000	94,648
Black Hills Corp.
1.04%, 08/23/24 (a)	100,000	94,477
3.15%, 01/15/27 (a)	100,000	93,861
5.95%, 03/15/28 (a)	75,000	77,112
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	96,154
1.45%, 06/01/26 (a)	150,000	134,940
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	142,354
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	94,683
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	140,825
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	96,141
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	239,380
5.60%, 03/01/28 (a)	125,000	127,820
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	75,335
Dominion Energy, Inc.
3.07%, 08/15/24 (g)	150,000	145,168
3.30%, 03/15/25 (a)	100,000	96,707
3.90%, 10/01/25 (a)	150,000	145,906
1.45%, 04/15/26 (a)	200,000	180,860
5.75%, 10/01/54 (a)(b)	122,000	116,582
DTE Energy Co.
2.53%, 10/01/24	100,000	96,169
4.22%, 11/01/24 (g)	250,000	245,995
1.05%, 06/01/25 (a)	200,000	184,120
2.85%, 10/01/26 (a)	200,000	186,354
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	189,638
Duke Energy Corp.
0.90%, 09/15/25 (a)	150,000	136,670
2.65%, 09/01/26 (a)	200,000	185,808
5.00%, 12/08/27 (a)	150,000	150,483
4.30%, 03/15/28 (a)	150,000	145,293
3.25%, 01/15/82 (a)(b)	100,000	75,045

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	190,736
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	96,653
Edison International
3.55%, 11/15/24 (a)	100,000	97,060
4.95%, 04/15/25 (a)	150,000	147,951
5.75%, 06/15/27 (a)	150,000	151,461
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	236,767
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	145,068
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	98,421
3.50%, 04/01/26 (a)	200,000	193,472
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	135,612
2.95%, 09/01/26 (a)	200,000	186,526
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	188,996
5.40%, 11/01/24	100,000	100,199
3.25%, 04/01/28 (a)	100,000	93,186
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	140,718
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	239,990
Eversource Energy
2.90%, 10/01/24 (a)	50,000	48,313
0.80%, 08/15/25 (a)	100,000	90,552
2.90%, 03/01/27 (a)	200,000	186,422
4.60%, 07/01/27 (a)	200,000	197,378
3.30%, 01/15/28 (a)	150,000	139,856
5.45%, 03/01/28 (a)	225,000	228,913
Exelon Corp.
3.95%, 06/15/25 (a)	100,000	97,554
3.40%, 04/15/26 (a)	200,000	191,384
2.75%, 03/15/27 (a)	150,000	138,767
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	241,537
3.13%, 12/01/25 (a)	200,000	192,810
5.05%, 04/01/28 (a)	150,000	153,570
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	233,392
Georgia Power Co.
3.25%, 03/30/27 (a)	150,000	142,088
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	96,131
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	96,935
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	48,474
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	97,708
3.35%, 11/15/27 (a)	150,000	140,769
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	97,884
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	100,000	96,586
1.88%, 02/07/25	150,000	142,543
3.25%, 11/01/25 (a)	200,000	191,968
1.00%, 06/15/26 (a)	200,000	179,072
3.40%, 02/07/28 (a)	125,000	118,141
4.80%, 03/15/28 (a)	100,000	100,297
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	150,000	147,888
6.05%, 03/01/25	250,000	252,942
4.45%, 06/20/25	250,000	247,440
1.88%, 01/15/27 (a)	250,000	224,822
3.55%, 05/01/27 (a)	350,000	332,080
4.63%, 07/15/27 (a)	250,000	248,285
4.90%, 02/28/28 (a)	200,000	199,422
4.80%, 12/01/77 (a)(b)	100,000	87,358
3.80%, 03/15/82 (a)(b)	100,000	84,056
NSTAR Electric Co.
3.20%, 05/15/27 (a)	200,000	190,048
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	97,376
2.95%, 04/01/25 (a)	100,000	96,316
0.55%, 10/01/25 (a)	100,000	90,790
Pacific Gas & Electric Co.
3.50%, 06/15/25 (a)	150,000	143,122
3.45%, 07/01/25	200,000	190,428
3.15%, 01/01/26	300,000	280,671
2.95%, 03/01/26 (a)	200,000	184,910
5.45%, 06/15/27 (a)	300,000	296,025
2.10%, 08/01/27 (a)	100,000	86,695
3.30%, 12/01/27 (a)	150,000	134,439
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	125,000	114,388
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	190,280
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	90,729
2.25%, 09/15/26 (a)	200,000	185,124
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	194,616
0.80%, 08/15/25 (a)	250,000	227,720
Puget Energy, Inc.
3.65%, 05/15/25 (a)	100,000	96,429
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	142,023
Southern California Edison Co.
3.70%, 08/01/25 (a)	250,000	243,125
1.20%, 02/01/26 (a)	100,000	90,201
4.70%, 06/01/27 (a)	150,000	149,259
5.85%, 11/01/27 (a)	150,000	155,445
5.30%, 03/01/28 (a)	125,000	127,321
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	98,346
0.90%, 01/15/26 (a)	100,000	90,420
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	136,436
2.75%, 10/01/26 (a)	100,000	92,488
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	97,874
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	101,634
The AES Corp.
1.38%, 01/15/26 (a)	150,000	133,581
The Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	189,928
The Southern Co.
4.48%, 08/01/24 (g)	200,000	197,192
3.25%, 07/01/26 (a)	500,000	475,565
4.00%, 01/15/51 (a)(b)	250,000	234,202
3.75%, 09/15/51 (a)(b)	250,000	213,300
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	100,000	96,346

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	100,000	96,111
3.15%, 01/15/26 (a)	150,000	144,480
2.95%, 11/15/26 (a)	150,000	140,744
3.50%, 03/15/27 (a)	100,000	95,768
3.75%, 05/15/27 (a)	150,000	145,411
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	150,000	149,352
5.15%, 10/01/27 (a)	150,000	151,509
1.38%, 10/15/27 (a)	150,000	129,377
4.75%, 01/15/28 (a)	100,000	98,897
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,584
1.75%, 03/15/27 (a)	100,000	89,608
		20,971,334
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	203,458
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	182,512
3.49%, 05/15/27 (a)	225,000	213,581
5.25%, 03/30/28 (a)	150,000	151,181
Sempra Energy
3.30%, 04/01/25 (a)	100,000	96,297
3.25%, 06/15/27 (a)	200,000	186,984
3.40%, 02/01/28 (a)	150,000	139,839
4.13%, 04/01/52 (a)(b)	200,000	161,876
Southern California Gas Co.
3.15%, 09/15/24 (a)	125,000	122,125
2.60%, 06/15/26 (a)	150,000	141,210
2.95%, 04/15/27 (a)	100,000	94,478
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	95,464
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	100,613
		1,889,618
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	146,034
2.95%, 09/01/27 (a)	100,000	93,183
		239,217
		23,100,169
Total Corporates (Cost $433,272,166)		408,648,165

TREASURIES 64.2% OF NET ASSETS
Bonds
7.50%, 11/15/24	600,000	623,789
7.63%, 02/15/25	800,000	840,250
6.88%, 08/15/25	1,000,000	1,055,195
6.00%, 02/15/26	1,500,000	1,572,246
6.75%, 08/15/26	1,000,000	1,080,859
6.50%, 11/15/26	1,000,000	1,081,094
6.63%, 02/15/27	700,000	764,559
6.38%, 08/15/27	1,000,000	1,096,055
6.13%, 11/15/27	1,600,000	1,749,563
Notes
1.75%, 06/30/24	3,700,000	3,569,633
2.00%, 06/30/24	8,185,000	7,916,590
3.00%, 06/30/24	1,600,000	1,564,063
0.38%, 07/15/24	9,100,000	8,641,445
1.75%, 07/31/24	6,300,000	6,068,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 07/31/24	4,200,000	4,062,434
3.00%, 07/31/24	8,900,000	8,696,447
0.38%, 08/15/24	9,800,000	9,277,270
2.38%, 08/15/24	11,000,000	10,667,422
1.25%, 08/31/24	5,400,000	5,160,059
1.88%, 08/31/24	4,800,000	4,622,344
3.25%, 08/31/24	7,300,000	7,149,438
0.38%, 09/15/24	9,500,000	8,967,295
1.50%, 09/30/24	3,900,000	3,732,727
2.13%, 09/30/24	4,310,000	4,158,477
4.25%, 09/30/24	7,000,000	6,942,578
0.63%, 10/15/24	12,000,000	11,332,031
1.50%, 10/31/24	5,850,000	5,588,121
2.25%, 10/31/24	4,600,000	4,440,258
4.38%, 10/31/24	10,800,000	10,733,133
0.75%, 11/15/24	9,200,000	8,682,859
2.25%, 11/15/24	11,000,000	10,612,422
1.50%, 11/30/24	6,850,000	6,532,117
2.13%, 11/30/24	4,100,000	3,946,570
4.50%, 11/30/24	7,500,000	7,470,410
1.00%, 12/15/24	5,500,000	5,198,574
1.75%, 12/31/24	6,600,000	6,306,738
2.25%, 12/31/24	5,000,000	4,814,941
4.25%, 12/31/24	8,500,000	8,439,072
1.13%, 01/15/25	6,150,000	5,811,990
1.38%, 01/31/25	5,250,000	4,978,579
2.50%, 01/31/25	4,600,000	4,443,133
4.13%, 01/31/25	8,000,000	7,932,656
1.50%, 02/15/25	9,000,000	8,545,430
2.00%, 02/15/25	10,000,000	9,578,320
1.13%, 02/28/25	5,700,000	5,373,697
2.75%, 02/28/25	4,600,000	4,461,551
4.63%, 02/28/25	7,500,000	7,504,980
1.75%, 03/15/25	8,300,000	7,903,156
0.50%, 03/31/25	7,988,600	7,432,675
2.63%, 03/31/25	2,200,000	2,127,855
3.88%, 03/31/25	7,500,000	7,413,867
2.63%, 04/15/25	8,000,000	7,733,281
0.38%, 04/30/25	7,400,000	6,851,648
2.88%, 04/30/25	4,200,000	4,077,117
3.88%, 04/30/25	8,000,000	7,913,594
2.13%, 05/15/25	9,600,000	9,187,125
2.75%, 05/15/25	8,000,000	7,747,969
0.25%, 05/31/25	7,550,000	6,955,290
2.88%, 05/31/25	4,400,000	4,271,695
4.25%, 05/31/25	9,500,000	9,474,024
2.88%, 06/15/25	8,900,000	8,638,563
0.25%, 06/30/25	6,900,000	6,347,461
2.75%, 06/30/25	3,200,000	3,098,125
3.00%, 07/15/25	7,300,000	7,101,816
0.25%, 07/31/25	7,500,000	6,877,148
2.88%, 07/31/25	2,705,000	2,624,907
2.00%, 08/15/25	8,500,000	8,091,602
3.13%, 08/15/25	6,000,000	5,852,344
0.25%, 08/31/25	4,600,000	4,206,844
2.75%, 08/31/25	2,750,000	2,660,518
3.50%, 09/15/25	3,000,000	2,950,664
0.25%, 09/30/25	2,800,000	2,557,734
3.00%, 09/30/25	2,400,000	2,333,719
4.25%, 10/15/25	13,400,000	13,401,047
0.25%, 10/31/25	5,565,000	5,065,454
3.00%, 10/31/25	3,100,000	3,014,750
2.25%, 11/15/25	7,500,000	7,159,863
4.50%, 11/15/25	7,450,000	7,500,055
0.38%, 11/30/25	5,341,600	4,865,238
2.88%, 11/30/25	3,800,000	3,682,438
4.00%, 12/15/25	5,600,000	5,578,125
0.38%, 12/31/25	4,550,000	4,139,611
2.63%, 12/31/25	3,500,000	3,370,117

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 01/15/26	4,300,000	4,270,605
0.38%, 01/31/26	5,700,000	5,167,852
2.63%, 01/31/26	2,973,000	2,861,629
1.63%, 02/15/26	7,200,000	6,744,656
4.00%, 02/15/26	4,700,000	4,684,945
0.50%, 02/28/26	8,300,000	7,530,953
2.50%, 02/28/26	1,300,000	1,246,730
4.63%, 03/15/26	4,500,000	4,564,336
0.75%, 03/31/26	8,550,000	7,806,551
2.25%, 03/31/26	2,700,000	2,570,801
3.75%, 04/15/26	4,800,000	4,758,375
0.75%, 04/30/26	9,100,000	8,281,355
2.38%, 04/30/26	2,200,000	2,099,625
1.63%, 05/15/26	9,000,000	8,395,313
3.63%, 05/15/26	8,600,000	8,500,898
0.75%, 05/31/26	10,000,000	9,080,078
2.13%, 05/31/26	3,400,000	3,218,313
0.88%, 06/30/26	8,000,000	7,287,188
1.88%, 06/30/26	4,350,000	4,084,072
0.63%, 07/31/26	7,500,000	6,752,637
1.88%, 07/31/26	1,650,000	1,546,295
1.50%, 08/15/26	10,000,000	9,249,219
0.75%, 08/31/26	9,000,000	8,117,227
1.38%, 08/31/26	4,200,000	3,867,445
0.88%, 09/30/26	6,700,000	6,061,406
1.63%, 09/30/26	2,900,000	2,689,410
1.13%, 10/31/26	10,500,000	9,556,641
1.63%, 10/31/26	4,500,000	4,166,367
2.00%, 11/15/26	8,700,000	8,151,152
1.25%, 11/30/26	11,000,000	10,034,492
1.63%, 11/30/26	4,300,000	3,975,652
1.25%, 12/31/26	10,600,000	9,658,422
1.75%, 12/31/26	4,500,000	4,174,805
1.50%, 01/31/27	14,100,000	12,934,547
2.25%, 02/15/27	8,600,000	8,107,180
1.13%, 02/28/27	2,900,000	2,620,875
1.88%, 02/28/27	10,000,000	9,289,844
0.63%, 03/31/27	4,300,000	3,802,980
2.50%, 03/31/27	9,800,000	9,310,766
0.50%, 04/30/27	5,850,000	5,134,746
2.75%, 04/30/27	9,800,000	9,388,859
2.38%, 05/15/27	10,250,000	9,683,047
0.50%, 05/31/27	6,000,000	5,252,109
2.63%, 05/31/27	9,000,000	8,577,070
0.50%, 06/30/27	6,400,000	5,588,500
3.25%, 06/30/27	8,700,000	8,489,637
0.38%, 07/31/27	8,300,000	7,191,820
2.75%, 07/31/27	8,550,000	8,179,611
2.25%, 08/15/27	7,800,000	7,315,242
0.50%, 08/31/27	7,400,000	6,432,508
3.13%, 08/31/27	8,300,000	8,059,430
0.38%, 09/30/27	9,000,000	7,761,797
4.13%, 09/30/27	8,100,000	8,181,000
0.50%, 10/31/27	8,200,000	7,093,000
4.13%, 10/31/27	8,100,000	8,185,113
2.25%, 11/15/27	8,000,000	7,487,500
0.63%, 11/30/27	8,900,000	7,727,008
3.88%, 11/30/27	7,600,000	7,613,656
0.63%, 12/31/27	10,600,000	9,182,664
3.88%, 12/31/27	7,550,000	7,563,271
0.75%, 01/31/28	10,700,000	9,309,000
3.50%, 01/31/28	8,000,000	7,893,125
2.75%, 02/15/28	11,000,000	10,498,125
1.13%, 02/29/28	10,800,000	9,548,297
4.00%, 02/29/28	8,150,000	8,223,223
1.25%, 03/31/28	7,400,000	6,570,391
3.63%, 03/31/28	7,150,000	7,096,375
1.25%, 04/30/28	10,400,000	9,219,438
3.50%, 04/30/28	6,500,000	6,417,734
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/15/28	12,000,000	11,502,656
1.25%, 05/31/28	12,000,000	10,620,000
3.63%, 05/31/28	8,000,000	7,955,625
Total Treasuries (Cost $993,413,517)		976,158,862

GOVERNMENT RELATED 8.3% OF NET ASSETS

Agency 4.3%
Foreign 1.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	200,000	189,550
0.38%, 09/17/25	500,000	457,240
0.50%, 02/02/26	500,000	452,750
		1,099,540
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	625,658
3.88%, 02/14/28	1,000,000	996,990
		1,622,648
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
3.75%, 02/15/28 (h)	500,000	496,720
Kreditanstalt Fuer Wiederaufbau
1.63%, 05/10/24 (h)	350,000	338,678
1.38%, 08/05/24 (h)	850,000	815,328
0.50%, 09/20/24 (h)	350,000	330,736
2.50%, 11/20/24 (h)	1,850,000	1,790,652
1.25%, 01/31/25 (h)	750,000	709,327
0.38%, 07/18/25 (h)	1,500,000	1,380,990
0.63%, 01/22/26 (h)	1,600,000	1,459,200
1.00%, 10/01/26 (h)	1,000,000	905,440
3.00%, 05/20/27 (h)	1,150,000	1,107,795
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	250,000	239,523
0.50%, 05/27/25 (h)	500,000	461,715
2.38%, 06/10/25 (h)	450,000	430,938
0.88%, 03/30/26 (h)	500,000	456,020
1.75%, 07/27/26 (h)	400,000	371,700
2.50%, 11/15/27 (h)	200,000	188,166
		11,482,928
Japan 0.3%
Japan Bank for International Cooperation
1.75%, 10/17/24	200,000	191,284
2.13%, 02/10/25	200,000	190,952
2.50%, 05/28/25	1,000,000	955,580
0.63%, 07/15/25	250,000	229,930
2.75%, 01/21/26	250,000	239,160
2.38%, 04/20/26	500,000	471,550
1.88%, 07/21/26	350,000	323,064
2.25%, 11/04/26	500,000	465,225
2.88%, 06/01/27	400,000	377,748
2.75%, 11/16/27	250,000	234,272
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	185,212
2.75%, 04/27/27	200,000	187,690
		4,051,667

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norway 0.1%
Equinor A.S.A.
3.25%, 11/10/24	100,000	97,849
2.88%, 04/06/25 (a)	300,000	290,181
1.75%, 01/22/26 (a)	250,000	232,270
3.00%, 04/06/27 (a)	600,000	567,618
		1,187,918
Republic of Korea 0.3%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	194,068
0.63%, 06/29/24	200,000	190,410
2.88%, 01/21/25	200,000	193,332
0.75%, 09/21/25	500,000	454,495
3.25%, 11/10/25	500,000	480,135
0.63%, 02/09/26	200,000	178,180
2.63%, 05/26/26	400,000	374,124
1.13%, 12/29/26	200,000	175,090
1.63%, 01/18/27	250,000	226,313
2.38%, 04/21/27	200,000	184,894
The Korea Development Bank
0.40%, 06/19/24	500,000	475,560
2.00%, 02/24/25	250,000	237,822
3.38%, 09/16/25	250,000	241,190
0.80%, 07/19/26	450,000	395,721
1.38%, 04/25/27	600,000	533,724
		4,535,058
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	300,000	284,265
0.63%, 10/07/24	300,000	283,161
0.63%, 05/14/25	225,000	207,970
0.50%, 08/26/25	350,000	320,666
2.25%, 03/22/27	500,000	465,845
		1,561,907
		25,541,666
U.S. 2.6%
Fannie Mae
1.63%, 10/15/24	2,700,000	2,588,166
1.63%, 01/07/25	1,500,000	1,430,250
0.63%, 04/22/25	2,500,000	2,325,675
0.50%, 06/17/25	1,500,000	1,385,025
0.38%, 08/25/25	2,000,000	1,831,320
0.50%, 11/07/25	3,000,000	2,737,440
1.88%, 09/24/26	1,000,000	933,310
Federal Farm Credit Banks Funding Corp.
3.38%, 08/26/24	1,250,000	1,226,413
0.88%, 11/18/24	1,000,000	943,220
4.50%, 11/18/24	1,000,000	995,020
1.13%, 01/06/25	1,000,000	943,080
1.75%, 02/14/25	2,000,000	1,903,280
2.51%, 04/01/25	1,000,000	960,840
Federal Home Loan Bank
3.00%, 07/08/24	1,000,000	978,160
1.50%, 08/15/24	200,000	191,940
4.88%, 09/13/24	1,000,000	998,920
4.50%, 10/03/24	2,000,000	1,989,580
1.00%, 12/20/24	1,000,000	944,830
5.00%, 02/28/25	500,000	503,410
0.50%, 04/14/25	3,000,000	2,791,080
0.50%, 06/13/25	500,000	461,245
0.38%, 09/04/25	2,000,000	1,830,780
1.25%, 12/21/26	3,000,000	2,724,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freddie Mac
1.50%, 02/12/25	2,700,000	2,564,541
0.38%, 07/21/25	1,000,000	918,180
0.38%, 09/23/25	2,000,000	1,825,240
		38,925,935
		64,467,601

Local Authority 0.5%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.05%, 07/07/24	300,000	309,405
Province of Alberta
1.88%, 11/13/24	450,000	430,947
1.00%, 05/20/25	500,000	465,820
Province of British Columbia
1.75%, 09/27/24	150,000	143,966
2.25%, 06/02/26	300,000	283,182
0.90%, 07/20/26	450,000	406,422
Province of Manitoba
2.13%, 06/22/26	100,000	93,839
Province of Ontario
0.63%, 01/21/26	650,000	590,239
1.05%, 04/14/26	500,000	456,405
2.50%, 04/27/26	250,000	237,630
2.30%, 06/15/26	300,000	282,861
3.10%, 05/19/27	500,000	479,915
1.05%, 05/21/27	350,000	310,293
Province of Quebec
2.88%, 10/16/24	500,000	486,385
1.50%, 02/11/25	450,000	426,406
0.60%, 07/23/25	650,000	599,566
2.50%, 04/20/26	500,000	476,310
3.63%, 04/13/28	500,000	489,570
Province of Saskatchewan Canada
3.25%, 06/08/27	225,000	217,159
		7,186,320
U.S. 0.0%
Illinois
4.95%, 06/01/23	34,091	34,091
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	298,911
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	323,905
University of California
0.88%, 05/15/25 (a)	250,000	233,355
		890,262
		8,076,582

Sovereign 0.7%
Canada 0.2%
Canada Government International Bond
2.88%, 04/28/25 (c)	750,000	728,070
0.75%, 05/19/26	675,000	612,326
3.75%, 04/26/28	1,100,000	1,094,544
		2,434,940

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	241,570
2.75%, 01/31/27 (a)	400,000	376,468
		618,038
Hungary 0.0%
Hungary Government International Bond
5.38%, 03/25/24	400,000	399,676
Indonesia 0.0%
Indonesia Government International Bond
4.15%, 09/20/27 (a)	200,000	196,506
3.50%, 01/11/28	200,000	191,064
		387,570
Italy 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	250,000	238,868
2.38%, 10/17/24	550,000	526,207
1.25%, 02/17/26	750,000	674,317
		1,439,392
Mexico 0.1%
Mexico Government International Bond
4.13%, 01/21/26	500,000	492,200
4.15%, 03/28/27	500,000	492,125
3.75%, 01/11/28	600,000	574,128
		1,558,453
Panama 0.1%
Panama Government International Bond
7.13%, 01/29/26	350,000	370,688
8.88%, 09/30/27	500,000	581,030
		951,718
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	368,113
2.39%, 01/23/26 (a)	300,000	282,285
		650,398
Philippines 0.1%
Philippine Government International Bond
10.63%, 03/16/25	500,000	553,770
5.50%, 03/30/26	300,000	307,797
3.23%, 03/29/27 (c)	500,000	477,765
		1,339,332
Poland 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	900,000	874,692
Republic of Korea 0.0%
Korea International Bond
2.00%, 06/19/24	200,000	194,204
		10,848,413

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 2.8%
African Development Bank
0.88%, 03/23/26	500,000	456,160
0.88%, 07/22/26	600,000	542,130
4.38%, 11/03/27	500,000	507,890
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (d)	500,000	451,980
Asian Development Bank
2.00%, 01/22/25	450,000	431,271
0.63%, 04/29/25	1,250,000	1,160,712
0.38%, 09/03/25	1,000,000	916,600
0.50%, 02/04/26	1,000,000	907,650
1.00%, 04/14/26	1,250,000	1,144,687
2.00%, 04/24/26	500,000	470,980
1.75%, 08/14/26	250,000	232,775
1.50%, 01/20/27	750,000	685,605
3.13%, 08/20/27	1,000,000	967,650
2.75%, 01/19/28	500,000	475,480
3.75%, 04/25/28	1,500,000	1,488,810
Corp. Andina de Fomento
1.25%, 10/26/24	250,000	235,648
1.63%, 09/23/25	200,000	185,380
Council of Europe Development Bank
2.50%, 02/27/24	400,000	391,780
1.38%, 02/27/25	150,000	141,875
0.88%, 09/22/26	250,000	225,015
European Bank for Reconstruction & Development
0.50%, 05/19/25	600,000	554,862
0.50%, 11/25/25	300,000	273,810
0.50%, 01/28/26	600,000	544,716
4.38%, 03/09/28	500,000	510,025
European Investment Bank
2.63%, 03/15/24	700,000	685,734
2.25%, 06/24/24	600,000	582,900
2.50%, 10/15/24	200,000	194,030
1.88%, 02/10/25	950,000	908,010
1.63%, 03/14/25	800,000	760,072
0.63%, 07/25/25	750,000	694,605
0.38%, 12/15/25	750,000	682,102
0.38%, 03/26/26	1,500,000	1,352,355
1.38%, 03/15/27	750,000	681,210
2.38%, 05/24/27	750,000	706,035
3.25%, 11/15/27	1,050,000	1,022,595
Inter-American Development Bank
0.50%, 09/23/24	250,000	236,283
2.13%, 01/15/25	900,000	864,675
1.75%, 03/14/25	400,000	380,612
0.88%, 04/03/25	150,000	140,310
0.63%, 07/15/25	1,100,000	1,018,853
0.88%, 04/20/26	1,150,000	1,048,006
2.00%, 06/02/26	750,000	705,075
2.00%, 07/23/26	400,000	374,824
1.50%, 01/13/27	850,000	777,274
2.38%, 07/07/27	600,000	564,378
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	240,445
International Bank for Reconstruction & Development
1.50%, 08/28/24	550,000	527,758
1.63%, 01/15/25	800,000	762,728
2.13%, 03/03/25	100,000	95,899
0.75%, 03/11/25	950,000	888,402
0.63%, 04/22/25	1,700,000	1,580,694
0.38%, 07/28/25	800,000	735,960
2.50%, 07/29/25	1,000,000	963,320
0.50%, 10/28/25	1,100,000	1,006,764
0.88%, 07/15/26	500,000	453,185

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 10/27/26	500,000	465,365
3.13%, 06/15/27	900,000	870,840
0.75%, 11/24/27	1,000,000	870,550
3.50%, 07/12/28	500,000	490,775
International Finance Corp.
1.38%, 10/16/24	450,000	429,606
0.38%, 07/16/25	450,000	414,720
2.13%, 04/07/26	250,000	236,390
0.75%, 10/08/26	600,000	537,942
Nordic Investment Bank
2.25%, 05/21/24	400,000	389,296
2.63%, 04/04/25	300,000	289,704
0.38%, 09/11/25	400,000	366,336
0.50%, 01/21/26	250,000	227,218
The Asian Infrastructure Investment Bank
0.50%, 10/30/24	650,000	611,384
0.50%, 05/28/25	500,000	460,920
0.50%, 01/27/26	850,000	768,162
		42,967,792
Total Government Related (Cost $133,959,897)		126,360,388

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Agency 0.2%
Federal Home Loan Bank Discount Notes
4.76%, 06/01/23	3,000,000	3,000,000

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (i)	4,667,657	4,667,657
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (i)(j)	1,598,180	1,598,180
		6,265,837
Total Short-Term Investments (Cost $9,265,837)		9,265,837
Total Investments in Securities (Cost $1,569,911,417)		1,520,433,252

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,557,433.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,006,875 or 0.3% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/23	FACE AMOUNT AT 5/31/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$99,826	$—	($98,220)	($4,660)	$3,468	($414)	$—	$—	$602
0.75%, 03/18/24	287,241	—	(286,364)	(14,408)	13,915	(384)	—	—	1,141
3.75%, 04/01/24	49,968	—	(49,133)	(1,960)	1,994	(869)	—	—	1,255
3.00%, 03/10/25	48,960	—	—	—	(406)	(876)	47,678	50,000	1,125
4.20%, 03/24/25	100,495	—	—	—	(1,638)	(1,006)	97,851	100,000	3,150

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/23	FACE AMOUNT AT 5/31/23	INTEREST INCOME EARNED
3.63%, 04/01/25	$49,456	$—	$—	$—	($161)	($1,050)	$48,245	$50,000	$1,359
3.85%, 05/21/25	150,279	—	(48,954)	(4,422)	2,317	(2,472)	96,748	100,000	3,315
3.45%, 02/13/26	49,390	—	—	—	(541)	(875)	47,974	50,000	1,294
0.90%, 03/11/26	225,080	—	(44,252)	(5,429)	(142)	307	175,564	200,000	1,450
1.15%, 05/13/26	180,542	—	(44,205)	(5,869)	1,800	(45)	132,223	150,000	1,421
3.20%, 03/02/27	96,891	—	—	—	(5,064)	300	92,127	100,000	2,400
2.45%, 03/03/27	280,056	—	(45,690)	(2,210)	(10,800)	2,139	223,495	250,000	4,866
3.30%, 04/01/27	145,666	—	(47,277)	(2,331)	(3,848)	143	92,353	100,000	2,842
3.20%, 01/25/28	—	91,756	—	—	(705)	245	91,296	100,000	507
Total	$1,763,850	$91,756	($664,095 )	($41,289 )	$189	($4,857 )	$1,145,554		$26,727

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$408,648,165	$—	$408,648,165
Treasuries[1]	—	976,158,862	—	976,158,862
Government Related[1]	—	126,360,388	—	126,360,388
Short-Term Investments[1]	—	3,000,000	—	3,000,000
Money Market Funds	6,265,837	—	—	6,265,837
Total	$6,265,837	$1,514,167,415	$—	$1,520,433,252

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450MAY23